UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22743

Blackstone Alternative Investment Funds

(Exact Name of Registrant as Specified in Charter)

345 Park Avenue 28th Floor

New York, NY 10154

(Address of Principal Executive Offices)

Registrant’s telephone number, including area code: (212) 583-5000

Peter Koffler, Esq.

c/o Blackstone Alternative Investment Advisors LLC

345 Park Avenue

28th Floor

New York, NY 10154

(Name and Address of Agent for Service)

With a copy to:

James E. Thomas, Esq.

Ropes & Gray LLP

Prudential Tower

800 Boylston Street

Boston, MA 02199-3600

Date of fiscal year end: March 31

Date of reporting period: September 30, 2018

Item 1.	Reports to Stockholders.

The Report to Shareholders is attached hereto.

Blackstone

Blackstone Alternative Multi-Strategy Fund

a series of Blackstone Alternative Investment Funds

Semi-Annual Report (Unaudited) For the Period Ended September 30, 2018

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Portfolio Information

September 30, 2018 (Unaudited)

Geographic Breakdown	Percentage of Total Net Assets
North America	76.4%
Europe	4.7
Asia	3.1
South America	0.9
Middle East	0.5
Africa	0.1
Other[1]	16.3
Securities Sold Short	(21.4)
Other Assets and Liabilities[2]	19.4

Total	100.0%

[1]	Includes Sovereign Debt, Exchange-Traded Funds, Short-Term Investment—Money Market Funds and Purchased Options.
[2]

Assets, other than investments in securities, net of other liabilities. See Consolidated Statement of Assets and Liabilities. A significant portion of the balance represents cash collateral for derivatives.

Portfolio Composition	Percentage of Total Net Assets
Common Stock	29.4%
Mortgage-Backed Securities	26.6
Investments in Investee Funds	9.8
Sovereign Debt	8.4
U.S. Treasury Obligations	6.0
Short-Term Investment—Money Market Funds	5.4
Asset-Backed Securities	5.1
Corporate Bonds & Notes	4.0
Preferred Stock	2.9
Exchange-Traded Funds	2.5
Convertible Bonds	0.7
Bank Debt	0.6
U.S. Government Sponsored Agency Securities	0.6
Other[1]	0.0 [2]
Securities Sold Short	(21.4)
Other Assets and Liabilities[3]	19.4

Total	100.0%

[1]	Includes Purchased Options.
[2]	Represents less than 0.1%
[3]

Assets, other than investments in securities, net of other liabilities. See Consolidated Statement of Assets and Liabilities. A significant portion of the balance represents cash collateral for derivatives.

Credit Quality Allocation[1]	Percentage of Total Investments in Securities
AAA/Aaa[2]	7.8%
AA/Aa	2.1
A	0.9
BBB/Baa	6.3
BB/Ba	4.9
B	7.0
CCC/Caa	2.0
CC/Ca	—
Not Rated	22.8
Other[3]	46.2

Total Investments in Securities	100.0%

[1]	Using the higher of Standard & Poor’s (“S&P’s”) or Moody’s Investor Service (“Moody’s”) ratings.
[2]	Includes U.S. Government Sponsored Agency Securities and U.S. Treasury Obligations which are deemed AAA/Aaa by the Investment Adviser.
[3]	Includes Common Stock, Exchange-Traded Funds, Investments in Investee Funds, Short-Term Investment—Money Market Funds and Purchased Options.

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Portfolio Information (Continued)

September 30, 2018 (Unaudited)

Industry	Percentage of Total Net Assets
Banking	3.8%
Medical Equipment & Devices	3.5
Financial Services	3.3
Health Care Facilities & Services	2.8
Software	2.7
Biotechnology & Pharmaceuticals	2.4
Retail—Discretionary	2.2
Wireless Telecommunications Services	1.5
Consumer Products	1.4
Integrated Oils	1.2
Gaming, Lodging & Restaurants	1.0
Specialty Finance	1.0
Media	0.9
Semiconductors	0.8
Hardware	0.7
Insurance	0.6
Oil, Gas & Coal	0.6
Aerospace & Defense	0.5
Real Estate	0.5
Retail—Consumer Staples	0.5
Chemicals	0.4
Technology Services	0.4
Apparel & Textile Products	0.3
Asset Management	0.3
Passenger Transportation	0.3
Pharmaceuticals	0.3
Transportation & Logistics	0.3
Utilities	0.3
Home & Office Products	0.2
Machinery	0.2
Oil & Gas Services & Equipment	0.2
Telecommunications	0.2
Transportation Equipment	0.2
Waste & Environmental Services & Equipment	0.2
Wireline Telecommunication Services	0.2
Advertising & Marketing	0.1
Automotive	0.1
Casinos & Gaming	0.1
Commercial Finance	0.1
Commercial Services	0.1
Consumer Finance	0.1
Containers & Packaging	0.1
Design, Manufacturing & Distribution	0.1
Distributors—Consumer Staples	0.1
Electrical Equipment	0.1
Exploration & Production	0.1

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Portfolio Information (Continued)

September 30, 2018 (Unaudited)

Industry	Percentage of Total Net Assets
Institutional Financial Services	0.1
Iron & Steel	0.1
Machinery Manufacturing	0.1
Pipeline	0.1
Property & Casualty Insurance	0.1
Retail—Consumer Discretionary	0.1
Banks	0.0	[1]
Coal Operations	0.0	[1]
Construction Materials	0.0	[1]
Consumer Services	0.0	[1]
Distributors—Discretionary	0.0	[1]
Educational Services	0.0	[1]
Electrical Equipment Manufacturing	0.0	[1]
Engineering & Construction Services	0.0	[1]
Food & Beverage	0.0	[1]
Forest & Paper Products	0.0	[1]
Industrial Other	0.0	[1]
Industrial Services	0.0	[1]
Internet Media	0.0	[1]
Leisure Products	0.0	[1]
Manufactured Goods	0.0	[1]
Medical Equipment & Devices Manufacturing	0.0	[1]
Metals & Mining	0.0	[1]
Publishing & Broadcasting	0.0	[1]
Recreation Facilities & Services	0.0	[1]
Refining & Marketing	0.0	[1]
Renewable Energy	0.0	[1]
Software & Services	0.0	[1]
Other[2]	64.4
Securities Sold Short	(21.4)
Other Assets and Liabilities[3]	19.4

Total Investments	100.0%

[1]	Represents less than 0.1%.
[2]

Includes Asset-Backed Securities, Sovereign Debt, Mortgage-Backed Securities, U.S. Government Sponsored Agency Securities, U.S. Treasury Obligations, Exchange-Traded Funds, Investments in Investee Funds, Short-Term Investment—Money Market Funds and Purchased Options.

[3]

Assets, other than investments in securities, net of other liabilities. See Consolidated Statement of Assets and Liabilities. A significant portion of the balance represents cash collateral for derivatives.

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments

September 30, 2018 (Unaudited)

Security Description	Shares	Value

INVESTMENTS IN SECURITIES — 102.0%
COMMON STOCK — 29.4%
Africa — 0.0%
Metals & Mining — 0.0%
Gold Fields Ltd., ADR	50,300	$121,726
Harmony Gold Mining Co. Ltd., ADR	2,300	3,818

		125,544

Oil, Gas & Coal — 0.0%
Ocean Rig UDW, Inc. (a)	12,800	443,136

Specialty Finance — 0.0%
Net 1 UEPS Technologies, Inc. (a),(b)	14,500	116,000

Total Africa		684,680

Asia — 0.1%
Biotechnology & Pharmaceuticals — 0.0%
Sinovac Biotech Ltd. (a)	200	1,538

Consumer Services — 0.0%
New Oriental Education & Technology Group, Inc., ADR (a)	13,700	1,013,937
Tarena International, Inc., ADR	7,400	60,088

		1,074,025

Design, Manufacturing & Distribution — 0.0%
Fabrinet (a)	100	4,626

Gaming, Lodging & Restaurants — 0.0%
GreenTree Hospitality Group Ltd., ADR (a)	1,400	17,780
Melco Crown Entertainment Ltd., ADR	68,900	1,457,235
Yum China Holdings, Inc.	23,400	821,574

		2,296,589

Hardware — 0.0%
Canon, Inc., ADR	11,800	373,470

Health Care Facilities & Services — 0.0%
Global Cord Blood Corp.	3,629	25,367

Machinery — 0.0%
China Yuchai International Ltd. (b)	3,845	66,403
Hollysys Automation Technologies Ltd. (b)	5,600	119,672

		186,075

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2018 (Unaudited)

Security Description	Shares	Value
Media — 0.0%
Leju Holdings Ltd., ADR (a)	800	$1,392
Phoenix New Media Ltd., ADR (a)	2,100	8,862
SINA Corp. (a)	20,800	1,445,184
Sohu.com Ltd., ADR (a)	100	1,988
Yandex NV, A Shares (a)	900	29,601

		1,487,027

Oil, Gas & Coal — 0.0%
China Petroleum & Chemical Corp., ADR	700	70,308

Passenger Transportation — 0.0%
China Southern Airlines Co. Ltd., ADR (b)	600	19,224
Guangshen Railway Co. Ltd., ADR (b)	100	2,310

		21,534

Real Estate — 0.0%
Xinyuan Real Estate Co. Ltd., ADR (b)	5,000	22,550

Renewable Energy — 0.0%
Highpower International, Inc. (a)	200	540

Retail—Discretionary — 0.0%
Alibaba Group Holding Ltd., ADR (a)	1	165

Semiconductors — 0.1%
Kulicke & Soffa Industries, Inc. (b)	30,500	727,120
Magnachip Semiconductor Corp. (a)	12,500	123,750
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	35,100	1,550,016
United Microelectronics Corp., ADR	35,700	92,106

		2,492,992

Software — 0.0%
Changyou.com Ltd., ADR (b)	7,700	101,640

Technology Services — 0.0%
WNS Holdings Ltd., ADR (a)	8,400	426,300

Telecommunications — 0.0%
Aspire Holdings LLC, Class A (a),(d)	1,502,082	1
China Telecom Corp. Ltd., ADR	300	14,826
China Unicom Hong Kong Ltd., ADR	900	10,521

		25,348

Total Asia		8,610,094

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2018 (Unaudited)

Security Description	Shares	Value
Europe — 0.8%
Automotive — 0.1%
Fiat Chrysler Automobiles NV (a)	75,500	$1,322,005

Biotechnology & Pharmaceuticals — 0.0%
AstraZeneca PLC, ADR	22,400	886,368
CRISPR Therapeutics AG (a)	3,400	150,790

		1,037,158

Chemicals — 0.1%
Koninklijke DSM NV	12,600	1,334,772
Orion Engineered Carbons SA (b)	21,600	693,360

		2,028,132

Commercial Services — 0.0%
Cimpress NV (a)	6,000	819,660

Consumer Products — 0.0%
Coca-Cola European Partners PLC	6,800	309,196
Nomad Foods Ltd. (a)	29,100	589,566
Unilever NV	24	1,333

		900,095

Hardware — 0.0%
Telefonaktiebolaget LM Ericsson, ADR	800	7,040

Iron & Steel — 0.0%
Ternium SA, ADR	1,400	42,406

Media — 0.0%
Central European Media Enterprises Ltd., A Shares (a)	4,500	16,875

Medical Equipment & Devices — 0.4%
Koninklijke Philips NV (d)	270,810	12,336,429
Lonza Group AG (d)	35,240	12,029,142
Trinity Biotech PLC, ADR (a),(b)	1,700	6,800

		24,372,371

Metals & Mining — 0.0%
Randgold Resources Ltd., ADR	16,200	1,142,910

Oil, Gas & Coal — 0.0%
Aegean Marine Petroleum Network, Inc. (b)	1,500	2,145
Seadrill Ltd. (a)	500	12,390

		14,535

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2018 (Unaudited)

Security Description	Shares	Value
Recreation Facilities & Services — 0.0%
Manchester United PLC, Class A	1,200	$27,000

Semiconductors — 0.1%
NXP Semiconductor NV (d)	85,000	7,267,500

Software — 0.1%
InterXion Holding NV (a),(d)	84,598	5,693,445
Micro Focus International plc, ADR	3,500	64,680
SAP SE	12,600	1,550,699

		7,308,824

Technology Services — 0.0%
Atento SA	200	1,500

Transportation & Logistics — 0.0%
Safe Bulkers, Inc. (a)	20,400	58,752

Utilities — 0.0%
Atlantica Yield PLC	82	1,688
Innogy SE	3,277	146,445

		148,133

Total Europe		46,514,896

Middle East — 0.1%
Electrical Equipment — 0.0%
Camtek Ltd.	3,500	29,995
Orbotech Ltd. (a),(b)	15,300	909,432

		939,427

Hardware — 0.0%
Ceragon Networks Ltd. (a)	7,000	23,590
Radware Ltd. (a),(b)	12,300	325,581
Silicom Ltd. (a)	200	8,112

		357,283

Home & Office Products — 0.0%
SodaStream International Ltd. (a)	3,100	443,548

Media — 0.1%
Wix.com Ltd. (a)	19,900	2,382,030

Semiconductors — 0.0%
Mellanox Technologies Ltd. (a)	20,800	1,527,760
Tower Semiconductor Ltd. (a)	30,900	672,384

		2,200,144

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2018 (Unaudited)

Security Description	Shares	Value
Software — 0.0%
Attunity Ltd. (a)	4,900	$92,561
Check Point Software Technologies Ltd. (a)	300	35,301
CyberArk Software Ltd. (a)	15,900	1,269,456
NICE-Systems Ltd., ADR (a)	1,200	137,364
Sapiens International Corp. NV	900	11,889

		1,546,571

Technology Services — 0.0%
Magic Software Enterprises Ltd. (b)	600	5,100

Telecommunications — 0.0%
Allot Communications Ltd. (a)	900	5,562
Turkcell Iletisim Hizmetleri AS, ADR	700	3,374

		8,936

Total Middle East		7,883,039

North America — 28.4%
Aerospace & Defense — 0.5%
AAR Corp.	600	28,734
American Outdoor Brands Corp. (a)	22,800	354,084
Boeing Co. (b)	24,500	9,111,550
Ducommun, Inc. (a),(b)	900	36,756
Harris Corp.	4,082	690,715
HEICO Corp.	1,488	137,804
L3 Technologies, Inc.	300	63,786
Lockheed Martin Corp. (b)	39,099	13,526,690
Moog, Inc., Class A (b)	3,000	257,910
Northrop Grumman Corp.	3,300	1,047,321
Raytheon Co.	7,200	1,487,952
Spirit AeroSystems Holdings, Inc., Class A	900	82,503
TransDigm Group, Inc. (a)	8,900	3,313,470

		30,139,275

Apparel & Textile Products — 0.3%
Albany International Corp., Class A	300	23,850
Canada Goose Holdings, Inc. (a)	3,800	245,252
Cherokee, Inc. (a)	100	74
Columbia Sportswear Co.	6,400	595,648
Crocs, Inc. (a)	41,400	881,406
Culp, Inc.	500	12,100
Michael Kors Holdings Ltd. (a)	11,300	774,728
Nike, Inc., Class B	71,200	6,032,064
Perry Ellis International, Inc. (a),(b)	2,300	62,859
Skechers U.S.A., Inc., Class A (a)	42,300	1,181,439
Steven Madden Ltd.	9,700	513,130

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2018 (Unaudited)

Security Description	Shares	Value
Unifi, Inc. (a)	1,200	$33,996
VF Corp.	82,700	7,728,315
Vince Holding Corp. (a)	306	4,513

		18,089,374

Asset Management — 0.3%
Ameriprise Financial, Inc.	12,400	1,830,984
Apollo Investment Corp.	44,297	240,976
Ares Capital Corp.	92,200	1,584,918
Ares Management LP	600	13,920
BlackRock Kelso Capital Corp. (b)	19,200	113,280
BlackRock TCP Capital Corp.	11,200	159,376
BlackRock, Inc. (d)	22,547	10,627,077
Blucora, Inc. (a)	2,800	112,700
Capital Southwest Corp.	200	3,796
Capitala Finance Corp.	4,200	36,582
Federated Investors, Inc., Class B	800	19,296
Fidus Investment Corp. (b)	5,000	73,100
FS Investment Corp.	1,700	11,985
Garrison Capital, Inc. (b)	1,300	10,764
Gladstone Capital Corp. (b)	6,400	60,800
Gladstone Investment Corp. (b)	8,700	99,441
Golub Capital BDC, Inc.	3,200	60,000
Hercules Technology Growth Capital, Inc.	11,200	147,392
Horizon Technology Finance Corp. (b)	3,400	38,794
Invesco Ltd.	34,000	777,920
KCAP Financial, Inc. (b)	4,800	15,888
KKR & Co., Inc., Class A (d)	40,040	1,091,891
Manning & Napier, Inc.	1,600	4,720
Medallion Financial Corp. (a),(b)	3,600	23,940
Monroe Capital Corp.	3,800	51,566
MVC Capital, Inc. (b)	1,300	12,545
New Mountain Finance Corp.	7,700	103,950
Newtek Business Services Corp.	3,913	81,938
Oaktree Specialty Lending Corp.	1,000	4,960
OM Asset Management plc	9,700	120,280
Oppenheimer Holdings, Inc., Class A (b)	2,900	91,640
Oxford Square Capital Corp. (b)	10,800	76,896
PennantPark Floating Rate Capital Ltd.	62	815
PennantPark Investment Corp. (b)	12,700	94,742
Prospect Capital Corp.	15,900	116,547
Solar Capital Ltd. (b)	4,000	85,520
Solar Senior Capital Ltd.	1,800	30,078
Stellus Capital Investment Corp. (b)	3,800	51,832
THL Credit, Inc. (b)	7,400	59,718

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2018 (Unaudited)

Security Description	Shares	Value
TriplePoint Venture Growth BDC Corp.	9,600	$130,464
WhiteHorse Finance, Inc. (b)	2,700	37,530

		18,310,561

Automotive — 0.0%
Altra Industrial Motion Corp.	9,100	375,830
Dana Holding Corp.	25,700	479,819
Magna International, Inc.	300	15,759
Miller Industries, Inc.	100	2,690
Modine Manufacturing Co. (a)	11,900	177,310
Tower International, Inc. (b)	2,900	87,725

		1,139,133

Banking — 3.8%
Access National Corp.	400	10,844
Allegiance Bancshares, Inc. (a),(d)	30,638	1,277,605
Arrow Financial Corp. (b)	369	13,653
Associated Banc-Corp	34	884
Atlantic Capital Bancshares, Inc. (a)	2,900	48,575
Banco Latinoamericano de Comercio Exterior SA, E Shares	100	2,092
Bancorp, Inc. (a),(b)	8,500	81,515
Bank of Marin Bancorp	300	25,170
Bank of Nova Scotia	1,900	113,297
Bank of NT Butterfield & Son Ltd.	10,400	539,344
BankFinancial Corp.	1,155	18,411
Beneficial Bancorp, Inc.	4,682	79,126
Bridge Bancorp, Inc.	200	6,640
Bridgewater Bancshares, Inc. (a)	700	9,114
Byline Bancorp, Inc. (a),(d)	239,872	5,445,094
Cadence BanCorp	21,400	558,968
Cathay General Bancorp	400	16,576
Centerstate Banks, Inc. (d)	321,617	9,021,357
Central Pacific Financial Corp. (b)	5,000	132,150
Citizens Financial Group, Inc.	81,000	3,124,170
City Holding Co. (b)	100	7,680
Comerica, Inc.	11,800	1,064,360
Commerce Bancshares, Inc.	16	1,056
ConnectOne Bancorp, Inc. (d)	195,987	4,654,691
CVB Financial Corp.	12,300	274,536
Eagle Bancorp, Inc. (a),(d)	137,453	6,955,122
East West Bancorp, Inc.	14,600	881,402
Enterprise Financial Services Corp. (d)	30,676	1,627,362
FCB Financial Holdings, Inc., Class A (a)	1,600	75,840
Fidelity Southern Corp. (b)	2,600	64,428
Fifth Third Bancorp	18,800	524,896

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2018 (Unaudited)

Security Description	Shares	Value
Financial Institutions, Inc. (b)	1,800	$56,520
First BanCorp (a),(b)	66,800	607,880
First Business Financial Services, Inc.	400	9,272
First Community Bancshares, Inc. (b)	800	27,104
First Defiance Financial Corp.	1,800	54,198
First Financial Corp.	400	20,080
First Financial Northwest, Inc. (b)	600	9,942
First Hawaiian, Inc.	49,200	1,336,272
First Interstate BancSystem, Inc., Class A (b)	500	22,400
First Midwest Bancorp, Inc. (d)	358,365	9,528,925
Flushing Financial Corp.	1,400	34,160
FS Bancorp, Inc.	100	5,572
Green Bancorp, Inc.	1,800	39,780
Hancock Holding Co.	800	38,040
Heritage Commerce Corp.	4,000	59,680
Home BancShares, Inc.	1,215	26,609
HomeTrust Bancshares, Inc. (a)	200	5,830
Independent Bank Corp. (b)	2,400	56,760
Investors Bancorp, Inc.	12,800	157,056
JPMorgan Chase & Co. (d)	99,600	11,238,864
Lakeland Bancorp, Inc.	1,000	18,050
M&T Bank Corp. (b)	31,800	5,232,372
Macatawa Bank Corp.	100	1,171
MB Financial, Inc.	664	30,617
Mercantile Bank Corp.	1,100	36,707
Merchants Bancorp (d)	7,657	194,641
Meridian Bancorp, Inc.	600	10,200
Midland States Bancorp, Inc. (d)	224,826	7,216,915
MidWestOne Financial Group, Inc.	300	9,993
National Bankshares, Inc. (b)	100	4,545
Northrim BanCorp, Inc.	400	16,620
OceanFirst Financial Corp. (d)	466,832	12,707,167
OFG Bancorp	200	3,230
Opus Bank (d)	323,101	8,852,967
Oritani Financial Corp.	8,300	129,065
PacWest Bancorp (d)	266,810	12,713,496
Peapack Gladstone Financial Corp.	800	24,712
People’s United Financial, Inc.	1,300	22,256
Peoples Bancorp, Inc.	500	17,515
PNC Financial Services Group, Inc. (d)	141,028	19,206,603
Popular, Inc.	490	25,113
Preferred Bank (b)	1,400	81,900
QCR Holdings, Inc. (d)	169,847	6,938,250
RBB Bancorp	200	4,900
Regions Financial Corp.	214,500	3,936,075
Signature Bank (d)	132,487	15,214,807

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2018 (Unaudited)

Security Description	Shares	Value
Simmons First National Corp., Class A (d)	120,884	$3,560,034
Southside Bancshares, Inc.	15	522
State Bank Financial Corp.	6,600	199,188
Sterling Bancorp (d)	316,928	6,972,416
Stock Yards Bancorp, Inc.	1,100	39,930
SunTrust Banks, Inc. (d)	210,012	14,026,701
SVB Financial Group (a),(d)	22,848	7,101,844
Synovus Financial Corp.	15,800	723,482
TCF Financial Corp.	1,200	28,572
Territorial Bancorp, Inc.	400	11,820
Towne Bank (d)	82,321	2,539,603
Trico Bancshares (b)	1,700	65,654
TriState Capital Holdings, Inc. (a),(b)	3,600	99,360
TrustCo Bank Corp.	700	5,950
Umpqua Holdings Corp. (d)	255,953	5,323,822
United Community Financial Corp.	3,600	34,812
Univest Corp. of Pennsylvania (d)	365,861	9,677,023
Veritex Holdings, Inc. (a),(d)	448,952	12,687,384
Washington Trust Bancorp, Inc.	900	49,770
Waterstone Financial, Inc.	900	15,435
WesBanco, Inc.	5	223
Western Alliance Bancorp (a),(d)	78,192	4,448,343
WSFS Financial Corp. (d)	121,637	5,735,185
Zions BanCorp. (d)	291,229	14,605,134

		240,592,996

Biotechnology & Pharmaceuticals — 2.4%
AbbVie, Inc.	2,500	236,450
Aceto Corp.	11,500	25,990
Acorda Therapeutics, Inc. (a),(b)	1,400	27,510
Adverum Biotechnollogies, Inc. (a)	900	5,445
Akorn, Inc. (a)	400	5,192
Allergan PLC (d)	95,410	18,173,697
Amgen, Inc.	51,900	10,758,351
Anika Therapeutics, Inc. (a)	5,300	223,554
Antares Pharma, Inc. (a)	7,000	23,520
Athersys, Inc. (a)	1,700	3,570
BioCryst Pharmaceuticals, Inc. (a)	600	4,578
Biogen Idec, Inc. (a),(d)	6,720	2,374,243
BioSpecifics Technologies Corp. (a),(b)	100	5,849
Blueprint Medicines Corp. (a)	1,000	78,060
Bristol-Myers Squibb Co.	1,200	74,496
Catalyst Biosciences, Inc. (a)	1,600	17,248
Celgene Corp. (a),(b),(d)	196,091	17,548,183
Celldex Therapeutics, Inc. (a)	15,900	7,171
ChemoCentryx, Inc. (a)	7,800	98,592

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2018 (Unaudited)

Security Description	Shares	Value
Chimerix, Inc. (a)	3,600	$14,004
Concert Pharmaceuticals, Inc. (a)	400	5,936
Corium International, Inc. (a)	2,300	21,873
CTI BioPharma Corp. (a)	4,300	9,288
Curis, Inc. (a)	4,160	7,405
Cytokinetics, Inc. (a)	500	4,925
CytomX Therapeutics, Inc. (a)	900	16,650
Dicerna Pharmaceuticals, Inc. (a)	5,300	80,878
Durect Corp. (a)	100	110
Edge Therapeutics, Inc. (a)	800	656
Eiger BioPharmaceuticals, Inc. (a)	20	240
Eli Lilly & Co.	15,100	1,620,381
Fate Therapeutics, Inc. (a)	11,800	192,222
Five Prime Therapeutics, Inc. (a)	4,900	68,208
Gilead Sciences, Inc. (d)	32,020	2,472,264
Halozyme Therapeutics, Inc. (a)	11,200	203,504
Horizon Pharma PLC (a)	26,500	518,870
Immune Design Corp. (a)	1,800	6,210
Incyte Corp. (a)	300	20,724
Intercept Pharmaceuticals, Inc. (a)	500	63,180
Ionis Pharmaceuticals, Inc. (a)	5,100	263,058
Jazz Pharmaceuticals PLC (a)	13,200	2,219,316
Johnson & Johnson	500	69,133
Jounce Therapeutics, Inc. (a)	3,100	20,150
KemPharm, Inc. (a)	100	480
Lexicon Pharmaceuticals, Inc. (a)	15	160
Ligand Pharmaceuticals, Inc. (a)	5,000	1,372,450
Menlo Therapeutics, Inc. (a)	300	2,955
Merck & Co., Inc. (b),(d)	358,840	25,456,110
Natural Health Trends Corp.	100	2,328
Nektar Therapeutics (a)	10,500	640,080
Neurocrine Biosciences, Inc. (a)	23,200	2,852,440
OncoMed Pharmaceuticals, Inc. (a)	700	1,484
Otonomy, Inc. (a)	6,900	18,975
PDL BioPharma, Inc. (a),(b)	34,100	89,683
Phibro Animal Health Corp., Class A	400	17,160
Protagonist Therapeutics, Inc. (a)	4,800	49,392
Recro Pharma, Inc. (a)	2,000	14,220
Regeneron Pharmaceuticals, Inc. (a),(b),(d)	107,470	43,422,179
REGENXBIO, Inc. (a)	200	15,100
Seattle Genetics, Inc. (a)	2,400	185,088
Selecta Biosciences, Inc. (a)	900	13,995
Sierra Oncology, Inc. (a)	2,300	3,910
Stemline Therapeutics, Inc. (a)	3,800	63,080
Sunesis Pharmaceuticals, Inc. (a)	67	134
Syros Pharmaceuticals, Inc. (a)	600	7,146

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2018 (Unaudited)

Security Description	Shares	Value
United Therapeutics Corp. (a)	600	$76,728
USANA Health Sciences, Inc. (a),(b)	1,700	204,935
Vanda Pharmaceuticals, Inc. (a)	800	18,360
Versartis, Inc. (a)	11,400	15,960
Vertex Pharmaceuticals, Inc. (a),(d)	96,600	18,618,684
Voyager Therapeutics, Inc. (a)	100	1,892

		150,755,992

Chemicals — 0.2%
AdvanSix, Inc. (a)	5,700	193,515
Air Products & Chemicals, Inc.	6,600	1,102,530
Albemarle Corp.	25	2,494
American Vanguard Corp.	200	3,600
Axalta Coating Systems Ltd. (a)	34,600	1,008,936
Celanese Corp.	14,800	1,687,200
Haynes International, Inc.	600	21,300
Huntsman Corp. (b)	87,500	2,382,625
Ingevity Corp. (a)	2,600	264,888
Koppers Holdings, Inc. (a)	100	3,115
Landec Corp. (a)	200	2,880
Lydall, Inc. (a)	2,200	94,820
LyondellBasell Industries NV, Class A	16,000	1,640,160
OMNOVA Solutions, Inc. (a)	5,400	53,190
PPG Industries, Inc.	100	10,913
Praxair, Inc.	3,800	610,774
Stepan Co. (b)	2,200	191,422
Univar, Inc. (a)	12,200	374,052
Valhi, Inc.	200	456
Venator Materials plc (a)	2,900	26,100
Versum Materials, Inc.	7,200	259,272

		9,934,242

Commercial Services — 0.1%
ABM Industries, Inc.	13,800	445,050
Acacia Research Corp. (a)	2,700	8,640
ARAMARK Holdings Corp.	2,000	86,040
ARC Document Solutions, Inc. (a),(b)	8,500	24,140
Barrett Business Services, Inc.	600	40,068
Brady Corp., Class A	2,900	126,875
Care.com, Inc. (a)	1,700	37,587
Civeo Corp. (a)	26,600	110,390
Collectors Universe, Inc. (b)	700	10,360
CorVel Corp. (a)	800	48,200
CRA International, Inc. (b)	1,700	85,374
Cross Country Healthcare, Inc. (a)	2,500	21,825
GP Strategies Corp. (a),(b)	100	1,685

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2018 (Unaudited)

Security Description	Shares	Value
Hackett Group, Inc. (b)	4,000	$80,600
Healthcare Services Group, Inc.	5,600	227,472
Heidrick & Struggles International, Inc.	600	20,310
Huron Consulting Group, Inc. (a)	3,600	177,840
Insperity, Inc.	1,800	212,310
Kelly Services, Inc., Class A	1,300	31,239
Kforce, Inc.	1,200	45,120
Manpowergroup, Inc.	31,100	2,673,356
Navigant Consulting, Inc. (b)	6,200	142,972
Resources Connection, Inc. (b)	1,000	16,600
Rollins, Inc.	50	3,034
ServiceMaster Global Holdings, Inc. (a)	2,300	142,669
SP Plus Corp. (a)	3,400	124,100
TriNet Group, Inc. (a)	3,600	202,752
TrueBlue, Inc. (a)	1,200	31,260
Vectrus, Inc. (a)	1,200	37,428
Viad Corp.	500	29,625

		5,244,921

Construction Materials — 0.0%
Advanced Drainage Systems, Inc.	4,200	129,780
Apogee Enterprises, Inc.	300	12,396
Carlisle Cos., Inc.	2,700	328,860
Continental Building Products, Inc. (a),(b)	11,300	424,315
Forterra, Inc. (a)	500	3,730
Norbord, Inc.	100	3,317
Owens Corning	5,200	282,204
Universal Forest Products, Inc.	4,600	162,518

		1,347,120

Consumer Products — 1.4%
Altria Group, Inc. (b)	141,500	8,533,865
Boston Beer Co., Inc., Class A (a)	5,200	1,495,000
Cal-Maine Foods, Inc.	3,600	173,880
Central Garden and Pet Co., Class A (a),(b)	300	9,942
Clearwater Paper Corp. (a)	300	8,910
Coca-Cola Co. (b)	288,500	13,325,815
Colgate-Palmolive Co. (b)	140,400	9,399,780
ConAgra Foods, Inc.	29,300	995,321
Constellation Brands, Inc., Class A (b)	51,800	11,169,116
Craft Brew Alliance, Inc. (a)	400	6,540
DavidsTea, Inc. (a)	400	1,080
Flowers Foods, Inc.	300	5,598
Herbalife Ltd. (a)	52,300	2,852,965
Hershey Co.	2	204
Ingredion, Inc.	2,700	283,392

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2018 (Unaudited)

Security Description	Shares	Value
Keurig Dr Pepper, Inc.	66,100	$1,531,537
Kimberly-Clark Corp. (b)	21,700	2,465,988
Lamb Weston Holdings, Inc.	31,200	2,077,920
Monster Beverage Corp. (a),(b)	101,600	5,921,248
PepsiCo, Inc. (b)	57,900	6,473,220
Philip Morris International, Inc.	16,500	1,345,410
Pilgrim’s Pride Corp. (a)	13,000	235,170
Primo Water Corp. (a)	16,700	301,435
Procter & Gamble Co. (b)	244,300	20,333,089
Rosetta Stone, Inc. (a)	7,400	147,186
Senomyx, Inc. (a)	3,500	5,180
Simply Good Foods Co. (a)	10,000	194,500
Vector Group Ltd. (b)	7,978	109,937
Veru, Inc. (a),(b)	500	710

		89,403,938

Consumer Services — 0.0%
American Public Education, Inc. (a),(b)	2,300	76,015
Bridgepoint Education, Inc. (a),(b)	9,900	100,584
Cambium Learning Group, Inc. (a)	100	1,184
Career Education Corp. (a)	300	4,479
Carriage Services, Inc.	3,500	75,425
Grand Canyon Education, Inc. (a)	6,100	688,080
K12, Inc. (a),(b)	7,000	123,900
Laureate Education, Inc., Class A (a)	2,301	35,528
Matthews International Corp., Class A	300	15,045
Regis Corp. (a)	5,400	110,322
Strategic Education, Inc.	1,575	215,822
Universal Technical Institute, Inc. (a),(b)	900	2,394

		1,448,778

Containers & Packaging — 0.0%
Berry Plastics Group, Inc. (a),(b)	21,797	1,054,757
Blackhawk Network Holdings, Inc., Class C (d)	27	0
Myers Industries, Inc.	400	9,300

		1,064,057

Design, Manufacturing & Distribution — 0.1%
Benchmark Electronics, Inc.	3,300	77,220
Celestica, Inc. (a)	8,100	87,723
Flextronics International Ltd. (a),(b)	174,300	2,286,816
Sanmina Corp. (a),(b)	8,800	242,880
SYNNEX Corp.	4,600	389,620

		3,084,259

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2018 (Unaudited)

Security Description	Shares	Value
Distributors—Consumer Staples — 0.1%
Andersons, Inc. (b)	300	$11,295
Chefs’ Warehouse, Inc. (a)	700	25,445
Core-Mark Holding Co., Inc.	5,700	193,572
Performance Food Group Co. (a)	27,000	899,100
Sysco Corp.	69,300	5,076,225
United Natural Foods, Inc. (a)	1,400	41,930
US Foods Holding Corp. (a)	40,700	1,254,374

		7,501,941

Distributors—Discretionary — 0.0%
ePlus, Inc. (a)	100	9,270
Essendant, Inc.	5,000	64,100
FTD Cos., Inc. (a)	6,000	15,780
G-III Apparel Group Ltd. (a)	6,900	332,511
Insight Enterprises, Inc. (a)	3,200	173,088
KAR Auction Services, Inc.	28,200	1,683,258
PCM, Inc. (a)	2,600	50,830
ScanSource, Inc. (a),(b)	1,200	47,880

		2,376,717

Electrical Equipment — 0.1%
Alarm.com Holdings, Inc. (a)	200	11,480
AO Smith Corp.	13,800	736,506
Atkore International Group, Inc. (a)	22,700	602,231
Bel Fuse, Inc., Class B	100	2,650
Eaton Corp. PLC	100	8,673
Emerson Electric Co.	1,300	99,554
FARO Technologies, Inc. (a)	1,300	83,655
Generac Holdings, Inc. (a)	200	11,282
Honeywell International, Inc.	200	33,280
Houston Wire & Cable Co. (a),(b)	1,200	9,240
Ingersoll-Rand PLC	37,900	3,877,170
Keysight Technologies, Inc. (a)	1,800	119,304
Kimball Electronics, Inc. (a)	100	1,965
LSI Industries, Inc.	3,500	16,100
OSI Systems, Inc. (a)	100	7,631
Powell Industries, Inc.	500	18,130
TE Connectivity Ltd.	2,800	246,204

		5,885,055

Engineering & Construction Services — 0.0%
Aegion Corp. (a),(b)	3,600	91,368
Comfort Systems USA, Inc.	500	28,200
EMCOR Group, Inc.	100	7,511
Exponent, Inc.	2,300	123,280

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2018 (Unaudited)

Security Description	Shares	Value
Great Lakes Dredge & Dock Corp. (a)	2,300	$14,260
Mistras Group, Inc. (a)	2,800	60,676
MYR Group, Inc. (a),(b)	3,200	104,448
Orion Marine Group, Inc. (a),(b)	4,000	30,200
Quanta Services, Inc. (a)	61,200	2,042,856
Sterling Construction Co., Inc. (a)	7,300	104,536

		2,607,335

Forest & Paper Products — 0.0%
Mercer International, Inc. (b)	8,900	149,520
Resolute Forest Products, Inc. (a)	16,500	213,675
Verso Corp. (a)	20,200	680,134

		1,043,329

Gaming, Lodging & Restaurants — 1.0%
BBX Capital Corp.	1,200	8,904
BJ’s Restaurants, Inc.	11,700	844,740
Bojangles’, Inc. (a)	9,600	150,720
Boyd Gaming Corp.	17,600	595,760
Brinker International, Inc.	22,700	1,060,771
Cannae Holdings, Inc. (a)	500	10,475
Carnival Corp. (b)	164,000	10,458,280
Carnival PLC, ADR	100	6,308
Carrols Restaurant Group, Inc. (a)	6,100	89,060
Century Casinos, Inc. (a)	300	2,238
Cheesecake Factory, Inc. (The)	8,400	449,736
Chipotle Mexican Grill, Inc. (a),(b)	17,499	7,953,646
Darden Restaurants, Inc. (b)	51,101	5,681,920
Del Frisco’s Restaurant Group, Inc. (a),(b)	9,200	76,360
Denny’s Corp. (a)	500	7,360
Domino’s Pizza, Inc. (b)	19,100	5,630,680
Eldorado Resorts, Inc. (a)	31,865	1,548,639
Famous Dave’s of America, Inc. (a)	791	5,181
Fiesta Restaurant Group, Inc. (a)	1,800	48,150
Habit Restaurants, Inc., Class A (a)	10,000	159,500
Hilton Grand Vacations, Inc. (a)	30,000	993,000
Hyatt Hotels Corp., Class A	19,900	1,583,841
J Alexander’s Holdings, Inc. (a)	1,100	13,090
Kona Grill, Inc. (a)	1,000	2,300
Las Vegas Sands Corp. (b)	196,200	11,640,546
Lindblad Expeditions Holdings, Inc. (a)	300	4,461
MGM Resorts International	31,300	873,583
Monarch Casino & Resort, Inc. (a)	1,800	81,810
Noodles & Co. (a)	15,100	182,710
Norwegian Cruise Line Holdings Ltd. (a),(b)	83,900	4,818,377
Potbelly Corp. (a),	4,500	55,350

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2018 (Unaudited)

Security Description	Shares	Value
Red Robin Gourmet Burgers, Inc. (a)	1,500	$60,225
Royal Caribbean Cruises Ltd.	21,600	2,806,704
Ruth’s Hospitality Group, Inc.	5,300	167,215
Wingstop, Inc.	6,600	450,582
Yum! Brands, Inc. (b)	62,300	5,663,693

		64,185,915

Hardware — 0.7%
A10 Networks, Inc. (a)	13,700	83,296
ADTRAN, Inc.	1,800	31,770
Aerohive Networks, Inc. (a)	1,300	5,356
Ambarella, Inc. (a)	100	3,868
Arista Networks, Inc. (a),(b)	23,500	6,247,710
CalAmp Corp. (a)	6,300	150,948
Casa Systems, Inc. (a)	15,400	227,150
Ciena Corp. (a)	1,700	53,108
Cisco Systems, Inc.	8,300	403,795
Clearfield, Inc. (a)	1,100	14,795
CommScope Holding Co., Inc. (a)	19,800	609,048
Corning, Inc.	1,100	38,830
Daktronics, Inc. (b)	5,100	39,984
Dolby Laboratories, Inc., Class A (b)	8,300	580,751
Electronics For Imaging, Inc. (a)	14,600	497,568
Emcore Corp. (a)	9,200	43,700
Finisar Corp. (a)	10,100	192,405
FLIR Systems, Inc.	37,000	2,274,390
Garmin Ltd.	2	140
Harmonic, Inc. (a)	4,600	25,300
Hewlett Packard Enterprise Co.	297,300	4,848,963
HP, Inc. (b)	145,600	3,752,112
Infinera Corp. (a)	17,900	130,670
InterDigital, Inc.	3,200	256,000
Juniper Networks, Inc.	146,800	4,399,596
KVH Industries, Inc. (a)	600	7,860
LightPath Technologies, Inc., Class A (a)	600	1,209
Mitel Networks Corp. (a)	22	242
NetApp, Inc. (b)	46,700	4,011,063
PlayAGS, Inc. (a)	2,600	76,622
Pure Storage, Inc., Class A (a),(b)	121,500	3,152,925
Quantenna Communications, Inc. (a)	1,500	27,675
Quantum Corp. (a)	637	1,529
Radisys Corp. (a)	15,100	24,613
Ribbon Communications, Inc. (a)	8,400	57,372
Seagate Technology PLC	114,500	5,421,575
Sierra Wireless, Inc. (a)	2,000	40,200
Stratasys Ltd. (a)	271	6,263

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2018 (Unaudited)

Security Description	Shares	Value
Turtle Beach Corp. (a)	8,600	$171,484
Viavi Solutions, Inc. (a),(b)	22,000	249,480
Vishay Precision Group, Inc. (a),(b)	1,300	48,620
Vocera Communications, Inc. (a)	10,600	387,748
VOXX International Corp. (a),(b)	3,200	16,640
Xerox Corp.	25	675
Zebra Technologies Corp., Class A (a)	10,600	1,874,398

		40,489,446

Health Care Facilities & Services — 2.6%
Addus HomeCare Corp. (a),(b)	100	7,015
Amedisys, Inc. (a)	300	37,488
Anthem, Inc. (b),(d)	84,716	23,216,420
BioScrip, Inc. (a)	9,000	27,900
Cardinal Health, Inc. (b)	118,600	6,404,400
Catalent, Inc. (a)	4,800	218,640
Centene Corp. (a)	34,915	5,054,994
Cigna Corp. (b),(d)	91,286	19,010,309
Civitas Solutions, Inc. (a)	1,400	20,650
CVS Health Corp. (d)	175,740	13,834,253
Digirad Corp. (b)	1,900	2,850
Encompass Health Corp.	16,000	1,247,200
Ensign Group, Inc.	600	22,752
Enzo Biochem, Inc. (a)	6,600	27,192
Five Star Quality Care, Inc. (a)	1,778	1,529
HCA Holdings, Inc. (d)	167,980	23,369,378
HealthEquity, Inc. (a)	800	75,528
Humana, Inc.	13,400	4,536,168
Laboratory Corp. of America Holdings (a),(b),(d)	102,397	17,784,311
Magellan Health, Inc. (a)	6,300	453,915
Medpace Holdings, Inc. (a)	9,300	557,163
Molina Healthcare, Inc. (a)	35,300	5,249,110
Natera, Inc. (a)	8,000	191,520
NeoGenomics, Inc. (a)	4,100	62,935
OvaScience, Inc. (a)	4,700	3,430
Owens & Minor, Inc.	19,100	315,532
Patterson Cos., Inc.	59,700	1,459,665
PRA Health Sciences, Inc. (a)	2,600	286,494
Premier, Inc., Class A (a)	24,900	1,139,922
Providence Service Corp. (a)	400	26,912
Quest Diagnostics, Inc. (d)	125,710	13,565,366
Quorum Health Corp. (a)	7,100	41,606
R1 RCM, Inc. (a)	10,500	106,680
RadNet, Inc. (a),(b)	10,300	155,015
Tivity Health, Inc. (a),(b)	8,700	279,705

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2018 (Unaudited)

Security Description	Shares	Value
Triple-S Management Corp., B Shares (a),(b)	5,500	$103,895
UnitedHealth Group, Inc. (b),(d)	79,430	21,131,557
WellCare Health Plans, Inc. (a)	9,700	3,108,753

		163,138,152

Home & Office Products — 0.2%
ACCO Brands Corp.	5,600	63,280
Armstrong Flooring, Inc. (a)	4,600	83,260
Caesarstone Sdot-Yam Ltd.	10,200	189,210
CSS Industries, Inc.	300	4,269
HNI Corp.	600	26,544
Kimball International, Inc., Class B (b)	3,400	56,950
Knoll, Inc.	2,600	60,970
Libbey, Inc.	200	1,750
Masco Corp. (b)	131,900	4,827,540
Mohawk Industries, Inc. (a)	29,300	5,137,755
PGT, Inc. (a)	4,700	101,520
Quanex Building Products Corp.	2,200	40,040
Steelcase, Inc., Class A	5,900	109,150
Toll Brothers, Inc.	14,400	475,632

		11,177,870

Industrial Services — 0.0%
AMERCO	300	106,995
DXP Enterprises, Inc. (a)	400	16,028
H&E Equipment Services, Inc.	6,500	245,570
Ritchie Bros Auctioneers, Inc.	2,100	75,873
Titan Machinery, Inc. (a)	7,100	109,943
United Rentals, Inc. (a)	2,200	359,920
WESCO International, Inc. (a),(b)	4,600	282,670

		1,196,999

Institutional Financial Services — 0.1%
CME Group, Inc.	200	34,042
Cowen Group, Inc., Class A (a)	225	3,667
Houlihan Lokey, Inc. (d)	60,246	2,706,853
INTL. FCStone, Inc. (a),(b)	100	4,832
LPL Financial Holdings, Inc.	1,000	64,510
Morgan Stanley	800	37,256
Northern Trust Corp. (d)	34,868	3,561,069
SEI Investments Co.	7,200	439,920
State Street Corp.	10,100	846,178

		7,698,327

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2018 (Unaudited)

Security Description	Shares	Value
Insurance — 0.6%
Aflac, Inc.	34,300	$1,614,501
Allstate Corp. (b)	58,401	5,764,179
AMERISAFE, Inc.	1,200	74,340
Arch Capital Group Ltd. (a)	44,300	1,320,583
Aspen Insurance Holdings Ltd.	17,800	744,040
Assured Guaranty Ltd.	900	38,007
Athene Holding Ltd., Class A (a)	3,000	154,980
Atlas Financial Holdings, Inc. (a)	300	3,015
Citizens, Inc. (a)	200	1,680
Crawford & Co., Class B	100	921
eHealth, Inc. (a)	4,100	115,866
Employers Holdings, Inc. (b)	3,600	163,080
FedNat Holding Co.	200	5,096
FGL Holdings (a),(d)	1,077,299	9,641,826
Genworth Financial, Inc., Class A (a)	4,100	17,097
Greenlight Capital Re Ltd., A Shares (a)	3,000	37,200
Hartford Financial Services Group, Inc.	20,200	1,009,192
Health Insurance Innovations, Inc., Class A (a)	400	24,660
Kinsale Capital Group, Inc.	1,600	102,176
Lincoln National Corp. (b)	5,100	345,066
Maiden Holdings Ltd. (b)	15,300	43,605
Mercury General Corp.	900	45,144
NMI Holdings, Inc., Class A (a)	13,700	310,305
Old Republic International Corp.	17,500	391,650
Principal Financial Group, Inc.	45,100	2,642,409
Progressive Corp. (b)	91,000	6,464,640
Protective Insurance Corp.	600	13,770
Prudential Financial, Inc.	13,900	1,408,348
State Auto Financial Corp. (b)	82	2,504
Torchmark Corp.	51	4,421
Travelers Cos., Inc.	24,400	3,164,924
Trupanion, Inc. (a)	3,700	132,201
Universal Insurance Holdings, Inc.	900	43,695
Unum Group	54,800	2,141,036

		37,986,157

Iron & Steel — 0.1%
Northwest Pipe Co. (a)	1,200	23,700
Nucor Corp.	62,400	3,959,280
Ryerson Holding Corp. (a)	3,300	37,290
Shiloh Industries, Inc. (a)	600	6,600
Warrior Met Coal, Inc.	4,800	129,792

		4,156,662

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2018 (Unaudited)

Security Description	Shares	Value
Leisure Products — 0.0%
Brunswick Corp.	20,300	$1,360,506
Callaway Golf Co.	6,300	153,027
Clarus Corp.	4,600	50,830
JAKKS Pacific, Inc. (a)	2,200	5,610
Malibu Boats, Inc. (a)	7,200	393,984
MCBC Holdings, Inc. (a)	6,200	222,456

		2,186,413

Machinery — 0.2%
Briggs & Stratton Corp.	7,000	134,610
Caterpillar, Inc.	24,600	3,751,254
Columbus McKinnon Corp.	1,500	59,310
Crane Co.	1,400	137,690
CSW Industrials, Inc. (a)	300	16,110
Curtiss-Wright Corp.	2,000	274,840
Douglas Dynamics, Inc.	200	8,780
Eastman Kodak Co. (a)	700	2,170
Federal Signal Corp.	500	13,390
Gardner Denver Holdings, Inc. (a)	17,400	493,116
Graco, Inc.	600	27,804
Graham Corp. (b)	800	22,536
Hyster-Yale Materials Handling, Inc. (b)	400	24,612
Lincoln Electric Holdings	13,100	1,224,064
MTS Systems Corp.	1,300	71,175
Oshkosh Corp.	13,100	933,244
Parker-Hannifin Corp.	18,300	3,365,919
SPX FLOW, Inc. (a)	3,300	171,600
Toro Co.	3,500	209,895
Xerium Technologies, Inc. (a),(b)	1,500	20,190

		10,962,309

Manufactured Goods — 0.0%
Core Molding Technologies, Inc.	400	2,668
Gibraltar Industries, Inc. (a),(b)	5,600	255,360
Global Brass & Copper Holdings, Inc.	4,100	151,290
Insteel Industries, Inc.	2,600	93,288
LB Foster Co., Class A(a)	1,100	22,605
NCI Building Systems, Inc. (a)	3,700	56,055
Raven Industries, Inc.	700	32,025

		613,291

Media — 0.8%
Alphabet, Inc., Class A (a),(b)	9,000	10,863,720
ANGI Homeservices, Inc. (a)	2,500	58,700
AutoWeb, Inc. (a),(b)	2,500	7,400

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2018 (Unaudited)

Security Description	Shares	Value
Boingo Wireless, Inc. (a),(b)	12,800	$446,720
Booking Holdings, Inc. (a)	1	1,984
Cargurus, Inc. (a)	33,900	1,887,891
Clear Channel Outdoor Holdings, Inc., Class A (b)	3,800	22,610
DHI Group, Inc. (a)	13,300	27,930
Entravision Communications Corp., Class A	2,000	9,800
GoDaddy, Inc., Class A (a)	64,900	5,412,011
GrubHub, Inc. (a)	37,100	5,142,802
Harte-Hanks, Inc. (a)	390	2,781
HealthStream, Inc.	100	3,101
IAC/InterActiveCorp (a),(b)	31,800	6,891,696
IMAX Corp. (a)	6,500	167,700
Lee Enterprises, Inc. (a)	300	795
Liberty SiriusXM Group, Class A (a),(b),(d)	36,575	1,588,818
Liberty SiriusXM Group, Class C (a),(b),(d)	32,973	1,432,677
Liberty TripAdvisor Holdings, Inc., Class A (a)	13,500	200,475
Marchex, Inc., Class B	2,600	7,228
Marin Software, Inc. (a)	442	1,414
Match Group, Inc. (a)	42,100	2,438,011
McClatchy Co., Class A (a)	90	766
MDC Partners, Inc., Class A (a)	400	1,660
Meet Group, Inc. (The) (a)	400	1,980
Netflix, Inc. (a)	5,500	2,057,715
News Corp., Class A (b)	14,400	189,936
Points International Ltd. (a)	2,000	28,080
Rubicon Project, Inc. (a)	19,900	71,640
Shutterstock, Inc.	10,200	556,716
Stamps.com, Inc. (a)	5,800	1,311,960
TechTarget, Inc. (a),(b)	11,300	219,446
Townsquare Media, Inc., Class A	100	783
Travelzoo, Inc. (a)	100	1,185
Tribune Media Co.	1,900	73,017
Tribune Publishing Co.	500	8,165
TrueCar, Inc. (a)	37,500	528,750
Twitter, Inc. (a)	17,600	500,896
VeriSign, Inc. (a),(b)	21,500	3,442,580
Viacom, Inc.	6,900	232,944
World Wrestling Entertainment, Inc., Class A	17,700	1,712,121
XO Group, Inc. (a),(b)	7,100	244,808

		47,801,412

Medical Equipment & Devices — 3.1%
ABIOMED, Inc. (a)	25,800	11,603,550
Accuray, Inc. (a)	3,700	16,650
Agilent Technologies, Inc. (b)	72,800	5,135,312
Align Technology, Inc. (a)	7,300	2,855,906

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2018 (Unaudited)

Security Description	Shares	Value
AngioDynamics, Inc. (a),(b)	6,600	$143,484
AtriCure, Inc. (a)	300	10,509
AxoGen, Inc. (a)	2,600	95,810
Baxter International, Inc. (b)	81,533	6,285,379
Becton Dickinson and Co.	1,800	469,800
Boston Scientific Corp. (a),(b),(d)	197,730	7,612,605
Cardiovascular Systems, Inc. (a)	2,200	86,108
CareDx, Inc. (a)	22,800	657,780
Cerus Corp. (a)	6,200	44,702
ConforMIS, Inc. (a)	4,400	4,664
CryoLife, Inc. (a),(b)	900	31,680
Cutera, Inc. (a)	700	22,785
CytoSorbents Corp. (a)	7,300	94,170
Danaher Corp. (b),(d)	237,100	25,763,286
Dentsply Sirona, Inc.	16	604
Edwards Lifesciences Corp. (a),(b),(d)	60,416	10,518,426
Endologix, Inc. (a)	2,300	4,393
Fluidigm Corp. (a)	3,800	28,462
FONAR Corp. (a)	400	9,960
GenMark Diagnostics, Inc. (a)	8,900	65,415
Globus Medical, Inc. (a)	1,000	56,760
Harvard Bioscience, Inc. (a),(b)	500	2,625
Hill-Rom Holdings, Inc.	900	84,960
Hologic, Inc. (a)	27,800	1,139,244
IDEXX Laboratories, Inc. (a)	17,000	4,244,220
Inogen, Inc. (a)	1,200	292,944
Insulet Corp. (a)	12,200	1,292,590
Integer Holdings Corp. (a)	700	58,065
Intuitive Surgical, Inc. (a),(b),(d)	36,900	21,180,600
iRhythm Technologies, Inc. (a)	1,600	151,456
Lantheus Holdings, Inc. (a)	6,700	100,165
LivaNova PLC (a)	200	24,794
Masimo Corp. (a)	6,800	846,872
Medtronic PLC (d)	319,250	31,404,622
Meridian Bioscience, Inc.	8,000	119,200
MiMedx Group, Inc. (a)	3,000	18,540
NanoString Technologies, Inc. (a)	300	5,349
Novocure Ltd. (a)	13,500	707,400
Nuvectra Corp. (a)	800	17,584
OraSure Technologies, Inc. (a)	500	7,725
Orthofix Medical, Inc. (a)	4,000	231,240
Oxford Immunotec Global PLC (a)	700	11,361
Penumbra, Inc. (a)	5,000	748,500
QIAGEN NV (a)	15,076	571,079
Quidel Corp. (a)	700	45,619
Quotient Ltd. (a)	800	6,040

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2018 (Unaudited)

Security Description	Shares	Value
ResMed, Inc.	2,300	$265,282
RTI Surgical, Inc. (a)	6,200	27,900
SeaSpine Holdings Corp. (a)	200	3,112
STAAR Surgical Co. (a)	6,900	331,200
Stryker Corp. (d)	97,580	17,338,014
SurModics, Inc. (a),(b)	900	67,185
T2 Biosystems, Inc. (a)	1,500	11,175
Tandem Diabetes Care, Inc. (a)	35,663	1,527,803
Teleflex, Inc.	100	26,609
Varian Medical Systems, Inc. (a)	19,200	2,149,056
Veracyte, Inc. (a)	1,500	14,325
Vericel Corp. (a)	100	1,415
Waters Corp. (a)	3,900	759,252
Zimmer Holdings, Inc. (d)	287,890	37,848,898

		195,302,220

Metals & Mining — 0.0%
Asanko Gold, Inc. (a)	1,800	1,453
Encore Wire Corp. (b)	600	30,060
Golden Star Resources Ltd. (a)	5,100	3,697
Harsco Corp. (a)	3,300	94,215
HudBay Minerals, Inc.	2,000	10,100
Kirkland Lake Gold Ltd.	800	15,192
Nevsun Resources Ltd.	400	1,772
New Gold, Inc. (a)	30,000	23,799
Newmont Mining Corp.	2,100	63,420
Silvercorp Metals, Inc.	1,000	2,470
Taseko Mines Ltd. (a)	4,500	3,600
Teck Resources Ltd., B Shares	41,000	988,100

		1,237,878

Oil, Gas & Coal — 0.6%
Abraxas Petroleum Corp. (a)	50,200	116,966
Advanced Emissions Solutions, Inc.	1,600	19,136
Baker Hughes a GE Co.	600	20,298
Bellatrix Exploration Ltd. (a)	60	63
California Resources Corp. (a)	690	33,486
Centennial Resource Development, Inc., Class A (a)	1,900	41,515
Cheniere Energy, Inc. (a)	1,398	97,147
Chevron Corp. (b)	54,800	6,700,944
Concho Resources, Inc. (a)	2,016	307,944
CONSOL Energy, Inc. (a)	2,200	89,782
Continental Resources, Inc. (a)	56,500	3,857,820
Dawson Geophysical Co. (a),(b)	882	5,460
Denbury Resources, Inc. (a)	12,100	75,020
DMC Global, Inc. (b)	2,800	114,240

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2018 (Unaudited)

Security Description	Shares	Value
Energy XXI Gulf Coast, Inc. (a)	10,600	$88,616
EOG Resources, Inc.	10,700	1,364,999
Era Group, Inc. (a)	300	3,705
Evolution Petroleum Corp. (b)	2,500	27,625
Exxon Mobil Corp.	1	85
Geospace Technologies Corp. (a)	100	1,370
Gran Tierra Energy, Inc. (a)	2,100	8,022
Gulf Island Fabrication, Inc. (b)	1,600	15,920
Hallador Energy Co.	1,400	8,708
Halliburton Co. (b)	41,200	1,669,836
Helmerich & Payne, Inc.	800	55,016
Independence Contract Drilling, Inc. (a)	4,900	24,206
Lilis Energy, Inc. (a)	1,400	6,860
Marathon Petroleum Corp.	3,900	311,883
Matrix Service Co. (a),(b)	7,400	182,410
Midstates Petroleum Co., Inc. (a)	200	1,782
Murphy USA, Inc. (a)	16,300	1,392,998
NACCO Industries, Inc., Class A	100	3,275
Natural Gas Services Group, Inc. (a)	1,200	25,320
Occidental Petroleum Corp. (b)	99,100	8,143,047
Parker Drilling Co. (a)	206	614
Peabody Energy Corp.	25,400	905,256
Penn Virginia Corp. (a)	2,000	161,080
PHI, Inc. (a)	1,200	11,208
Phillips 66	15,200	1,713,344
Pioneer Energy Services Corp. (a)	15,400	45,430
Pioneer Natural Resources Co. (b)	39,400	6,863,086
SEACOR Holdings, Inc. (a)	200	9,882
SilverBow Resources, Inc. (a)	500	13,335
Tidewater, Inc. (a)	2,953	92,104
TransGlobe Energy Corp. (b)	1,500	5,010
Transocean Ltd. (a)	185,200	2,583,540
TravelCenters of America LLC (a)	5,300	30,210
Unit Corp. (a)	200	5,212
VAALCO Energy, Inc. (a)	2,900	7,917
Valero Energy Corp.	2,400	273,000
Whiting Petroleum Corp. (a)	14	742
WildHorse Resource Development Corp. (a)	7,400	174,936
World Fuel Services Corp.	13,300	368,144

		38,079,554

Passenger Transportation — 0.3%
Copa Holdings SA, Class A	9,700	774,448
Delta Air Lines, Inc.	34,400	1,989,352
Hawaiian Holdings, Inc. (b)	13,800	553,380
JetBlue Airways Corp. (a)	3,400	65,824

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2018 (Unaudited)

Security Description	Shares	Value
Southwest Airlines Co. (b)	102,700	$6,413,615
United Continental Holdings, Inc. (a),(b)	90,200	8,033,212

		17,829,831

Real Estate — 0.5%
Agree Realty Corp.	1,100	58,432
American Tower Corp.	1	145
AvalonBay Communities, Inc. (b),(d)	3,682	666,994
Boston Properties, Inc. (b),(d)	3,824	470,696
CareTrust REIT, Inc.	2,000	35,420
Colliers International Group, Inc.	1,100	85,305
CoreCivic, Inc.	13,200	321,156
CyrusOne, Inc. (d)	86,756	5,500,331
Digital Realty Trust, Inc. (d)	7,217	811,768
EPR Properties	100	6,841
Equinix, Inc. (b),(d)	1,826	790,457
Equity Residential (b),(d)	10,317	683,605
Essex Property Trust, Inc. (d)	3,345	825,245
First Industrial Realty Trust, Inc.	11,800	370,520
FirstService Corp.	1,000	84,660
Gaming and Leisure Properties, Inc.	5,745	202,511
Geo Group, Inc. (The)	50	1,258
Getty Realty Corp.	200	5,712
Gladstone Commercial Corp. (b)	5,600	107,240
HCP, Inc. (d)	32,196	847,399
Host Hotels & Resorts, Inc. (d)	37,783	797,221
InfraREIT, Inc. (a)	4,200	88,830
Investors Real Estate Trust (d)	801,038	4,790,207
JBG SMITH Properties (b),(d)	1,481	54,545
LTC Properties, Inc.	18	794
Marcus & Millichap, Inc. (a)	1,900	65,949
McGrath RentCorp	3,500	190,645
MedEquities Realty Trust, Inc.	4,400	42,768
Monmouth Real Estate Investment Corp., Class A	8,600	143,792
One Liberty Properties, Inc.	1,600	44,448
Paramount Group, Inc.	8,000	120,720
Prologis, Inc. (b),(d)	15,075	1,021,934
Public Storage (b),(d)	4,028	812,166
RE/MAX Holdings, Inc., Class A	323	14,325
Realty Income Corp. (d)	14,624	831,960
Sabra Health Care REIT, Inc.	10	231
Saul Centers, Inc.	100	5,600
SBA Communications Corp. (a),(b)	37,700	6,055,751
Simon Property Group, Inc. (b),(d)	8,420	1,488,235
Spirit MTA REIT	100	1,152
STORE Capital Corp.	4,700	130,613

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2018 (Unaudited)

Security Description	Shares	Value
Terreno Realty Corp.	100	$3,770
Urstadt Biddle Properties, Inc., Class A (b)	3,200	68,128
Ventas, Inc. (b),(d)	9,606	522,374
VICI Properties, Inc.	500	10,810
Vornado Realty Trust (b),(d)	4,398	321,054
Welltower, Inc. (b),(d)	9,827	632,073
Weyerhaeuser Co.	680	21,944
WP Carey, Inc.	3,800	244,378
Xenia Hotels & Resorts, Inc.	21,700	514,290

		30,916,402

Recreation Facilities & Services — 0.0%
Marcus Corp.	1,400	58,870
Planet Fitness, Inc., Class A (a)	9,700	524,091
SeaWorld Entertainment, Inc. (a)	55,300	1,738,079
Speedway Motorsports, Inc. (b)	900	16,065

		2,337,105

Renewable Energy — 0.0%
Ameresco, Inc., Class A (a),(b)	3,200	43,680
FutureFuel Corp.	2,400	44,496
Renewable Energy Group, Inc. (a),(b)	6,200	178,560
Sunrun, Inc. (a)	1,800	22,392
TPI Composites, Inc. (a)	5,400	154,170

		443,298

Retail—Consumer Staples — 0.5%
BJ’s Wholesale Club Holdings, Inc. (a)	500	13,390
Casey’s General Stores, Inc.	2,300	296,953
Costco Wholesale Corp. (b)	12,600	2,959,488
Five Below, Inc. (a)	35,100	4,565,106
Ingles Markets, Inc., Class A	4,500	154,125
Natural Grocers by Vitamin Cottage, Inc. (a)	1,600	27,024
Ollie’s Bargain Outlet Holdings, Inc. (a)	2,400	230,640
Smart & Final Stores, Inc. (a)	5,800	33,060
SpartanNash Co.	200	4,012
Target Corp. (b)	230,600	20,341,226
Village Super Market, Inc., Class A	700	19,040

		28,644,064

Retail—Discretionary — 2.2%
1-800-Flowers.com, Inc., Class A (a)	2,500	29,500
Advance Auto Parts, Inc.	4,400	740,652
Amazon.com, Inc. (a)	12,400	24,837,200
American Eagle Outfitters, Inc.	30,700	762,281
AutoZone, Inc. (a)	4,300	3,335,510

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2018 (Unaudited)

Security Description	Shares	Value
Barnes & Noble Education, Inc. (a)	8,600	$49,536
Bassett Furniture Industries, Inc. (b)	1,100	23,375
Boot Barn Holdings, Inc. (a)	17,600	500,016
Build-A-Bear Workshop, Inc. (a)	100	905
Christopher & Banks Corp. (a)	100	76
Citi Trends, Inc. (b)	4,200	120,834
Container Store Group, Inc. (a)	3,900	43,290
Destination XL Group, Inc. (a)	2,499	6,247
DSW, Inc., Class A	45,700	1,548,316
Etsy, Inc. (a)	65,500	3,365,390
EVINE Live, Inc. (a),(b)	1,700	1,955
Ezcorp, Inc., Class A (a)	7,100	75,970
Freshpet, Inc. (a)	100	3,670
Genesco, Inc. (a)	2,300	108,330
Home Depot, Inc. (b)	121,300	25,127,295
Hudson Ltd., Class A (a)	13,400	302,304
Kirkland’s, Inc. (a),(b)	5,800	58,522
Liquidity Services, Inc. (a),(b)	2,800	17,780
Lowe’s Cos., Inc. (b)	93,500	10,735,670
Lululemon Athletica, Inc. (a),(b)	77,200	12,544,228
Macy’s, Inc. (b)	190,700	6,623,011
Monro Muffler Brake, Inc.	7,600	528,960
National Vision Holdings, Inc. (a)	1,500	67,710
New York & Co., Inc. (a)	3,100	11,966
Nordstrom, Inc.	14,901	891,229
O’Reilly Automotive, Inc. (a),(b)	27,000	9,377,640
Office Depot, Inc.	8,545	27,429
PetMed Express, Inc.	5,100	168,351
Ross Stores, Inc.	20,600	2,041,460
Sears Hometown and Outlet Stores, Inc. (a)	100	285
Shoe Carnival, Inc.	1,600	61,600
Stein Mart, Inc. (a),(b)	900	2,115
Stitch Fix, Inc., Class A (a)	9,166	401,196
Tapestry, Inc. (b)	123,200	6,193,264
Tile Shop Holdings, Inc.	17,100	122,265
Tilly’s, Inc., Class A	12,900	244,455
TJX Cos., Inc.	131,100	14,685,822
Tuesday Morning Corp. (a)	6,200	19,840
Ulta Salon Cosmetics & Fragrance, Inc. (a)	20,972	5,916,621
Urban Outfitters, Inc. (a)	64,700	2,646,230
Vera Bradley, Inc. (a)	400	6,104
Wayfair, Inc., Class A (a)	37,500	5,537,625
Zumiez, Inc. (a)	5,800	152,830

		140,066,860

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2018 (Unaudited)

Security Description	Shares	Value
Semiconductors — 0.6%
Advanced Energy Industries, Inc. (a)	1,700	$87,805
Alpha & Omega Semiconductor Ltd. (a),(b)	3,600	41,868
Amkor Technology, Inc. (a),(b)	50,500	373,195
Amtech Systems, Inc. (a)	100	534
Axcelis Technologies, Inc. (a)	16,250	319,312
Cabot Microelectronics Corp.	2,900	299,193
CEVA, Inc. (a),(b)	6,100	175,375
Cohu, Inc. (b)	4,000	100,400
Data I/O Corp. (a)	100	523
Diodes, Inc. (a)	9,000	299,610
DSP Group, Inc. (a),(b)	2,000	23,800
Entegris, Inc.	1,200	34,740
FormFactor, Inc. (a)	2,061	28,339
Integrated Device Technology, Inc. (a)	12,200	573,522
Intel Corp.	115,819	5,477,081
IPG Photonics Corp. (a)	4,300	671,101
KLA-Tencor Corp. (b)	56,400	5,736,444
Lattice Semiconductor Corp. (a)	22,800	182,400
M/A-COM Technology Solutions Holdings, Inc. (a)	1,532	31,559
Maxim Integrated Products, Inc. (b)	87,500	4,934,125
Micron Technology, Inc. (a)	7,220	326,561
Nanometrics, Inc. (a)	9,500	356,440
NVIDIA Corp.	100	28,102
Photronics, Inc. (a),(b)	22,800	224,580
Pixelworks, Inc. (a)	8,700	39,237
Qualcomm, Inc. (b)	110,000	7,923,300
Rambus, Inc. (a)	35,700	389,487
Rudolph Technologies, Inc. (a),(b)	8,700	212,715
Semtech Corp. (a)	3,900	216,840
Silicon Laboratories, Inc. (a)	1,300	119,340
Synaptics, Inc. (a)	14,200	647,804
Teradyne, Inc. (b)	44,000	1,627,120
Texas Instruments, Inc.	16,550	1,775,649
Veeco Instruments, Inc. (a)	12,830	131,508
Xcerra Corp. (a)	10,200	145,554
Xilinx, Inc.	44,300	3,551,531
Xperi Corp.	2,700	40,095

		37,146,789

Software — 2.6%
Adobe Systems, Inc. (a)	14,800	3,995,260
Agilysys, Inc. (a),(b)	1,100	17,930
Akamai Technologies, Inc. (a)	8,000	585,200
Altair Engineering, Inc. (a)	15,100	656,095
Alteryx, Inc., Class A (a)	100	5,721

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2018 (Unaudited)

Security Description	Shares	Value
Amber Road, Inc. (a)	5,100	$49,062
Appfolio, Inc. (a)	5,600	439,040
Apptio, Inc., Class A (a)	19,700	728,112
Aspen Technology, Inc. (a)	15,800	1,799,778
Atlassian Corp. PLC, Class A (a)	43,700	4,201,318
Autodesk, Inc. (a)	21,600	3,371,976
Avid Technology, Inc. (a)	6,100	36,173
Benefitfocus, Inc. (a)	1,200	48,540
Black Knight, Inc. (a)	27,400	1,423,430
Blackline, Inc. (a)	500	28,235
Brightcove, Inc. (a)	9,500	79,800
Cadence Design Systems, Inc. (a)	56,500	2,560,580
Calix, Inc. (a),(b)	3,900	31,590
Carbonite, Inc. (a)	2,000	71,300
CDK Global, Inc.	42,201	2,640,095
Cerner Corp. (a),(d)	149,440	9,625,430
ChannelAdvisor Corp. (a)	5,000	62,250
Cision Ltd. (a)	2,500	42,000
Citrix Systems, Inc. (a),(b)	53,800	5,980,408
Cornerstone OnDemand, Inc. (a)	23,400	1,327,950
Coupa Software, Inc. (a)	35,800	2,831,780
Digi International, Inc. (a),(b)	3,500	47,075
Digital Turbine, Inc. (a)	1,400	1,736
eGain Corp. (a)	400	3,240
Everbridge, Inc. (a)	11,600	668,624
Finjan Holdings, Inc. (a)	1,500	6,465
Five9, Inc. (a)	19,300	843,217
ForeScout Technologies, Inc. (a)	3,400	128,384
Fortinet, Inc. (a)	57,100	5,268,617
GreenSky, Inc., Class A (a)	600	10,800
Guidewire Software, Inc. (a)	100	10,101
Hortonworks, Inc. (a)	13,200	301,092
HubSpot, Inc. (a)	17,000	2,566,150
Immersion Corp. (a)	11,000	116,270
Imperva, Inc. (a)	900	41,805
InnerWorkings, Inc. (a),(b)	11,900	94,248
Inseego Corp. (a)	100	385
Intuit, Inc. (b)	48,100	10,937,940
KEYW Holding Corp. (The) (a)	700	6,062
Limelight Networks, Inc. (a),(b)	31,100	156,122
LivePerson, Inc. (a)	9,500	246,525
Microsoft Corp.	9,500	1,086,515
MicroStrategy, Inc., Class A (a),(b)	2,600	365,612
Mimecast Ltd. (a)	14,100	590,508
MINDBODY, Inc., Class A (a)	11,000	447,150
Model N, Inc. (a),(b)	9,200	145,820

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2018 (Unaudited)

Security Description	Shares	Value
Monotype Imaging Holdings, Inc. (b)	2,200	$44,440
New Relic, Inc. (a)	35,200	3,316,896
NextGen Healthcare, Inc. (a)	2,600	52,208
Okta, Inc. (a)	27,400	1,927,864
OneSpan, Inc. (a)	700	13,335
Oracle Corp.	3,300	170,148
Palo Alto Networks, Inc. (a),(b)	58,500	13,177,710
Paycom Software, Inc. (a)	1,700	264,197
Paylocity Holding Corp. (a)	2,500	200,800
PDF Solutions, Inc. (a),(b)	5,600	50,568
Pluralsight, Inc. (a)	100	3,200
Progress Software Corp.	1,100	38,819
Proofpoint, Inc. (a)	25,200	2,679,516
PROS Holdings, Inc. (a)	5,900	206,618
PTC, Inc. (a)	10,200	1,083,138
QAD, Inc., Class A (b)	1,400	79,310
Qualys, Inc. (a)	1,300	115,830
Rapid7, Inc. (a)	12,600	465,192
RealPage, Inc. (a)	4,000	263,600
Red Hat, Inc. (a)	6,200	844,936
SailPoint Technologies Holding, Inc. (a)	700	23,814
salesforce.com, Inc. (a)	106,864	16,994,582
Seachange International, Inc. (a)	5,600	10,024
SecureWorks Corp. (a)	400	5,860
SendGrid, Inc. (a)	2,500	91,975
ServiceNow, Inc. (a),(b)	68,300	13,361,529
Splunk, Inc. (a),(b)	56,800	6,867,688
SPS Commerce, Inc. (a)	5,300	525,972
Symantec Corp.	119,600	2,545,088
Synopsys, Inc. (a)	6,100	601,521
Tableau Software, Inc., Class A (a)	22,600	2,525,324
Tabula Rasa HealthCare, Inc. (a)	100	8,119
Telenav, Inc. (a),(b)	2,500	12,625
Ultimate Software Group, Inc. (The) (a)	1,600	515,504
Upland Software, Inc. (a)	700	22,617
Varonis Systems, Inc. (a)	10,000	732,500
Veeva Systems, Inc., Class A (a)	41,600	4,528,992
VMware, Inc., Class A (a),(b)	53,500	8,349,210
Workday, Inc., Class A (a),(b)	42,100	6,145,758
Workiva, Inc. (a)	10,400	410,800
Yext, Inc. (a)	38,900	921,930
Zendesk, Inc. (a)	57,900	4,110,900
Zynga, Inc., Class A (a)	337,600	1,353,776

		162,393,949

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2018 (Unaudited)

Security Description	Shares	Value
Specialty Finance — 1.0%
AG Mortgage Investment Trust, Inc.	6,300	$114,534
AGNC Investment Corp. (b)	300,938	5,606,475
American Express Co. (d)	68,332	7,276,674
Annaly Capital Management, Inc.	210,484	2,153,251
Ares Commercial Real Estate Corp.	3,900	54,483
Capital One Financial Corp. (d)	36,188	3,435,327
Cardtronics PLC (a)	14,900	471,436
Cherry Hill Mortgage Investment Corp.	2,700	48,870
Consumer Portfolio Services, Inc. (a),(b)	1,400	5,180
Curo Group Holdings Corp. (a)	3,100	93,713
Dynex Capital, Inc.	18,200	116,116
Enova International, Inc. (a)	3,500	100,800
Essent Group Ltd. (a)	26,800	1,185,900
Euronet Worldwide, Inc. (a)	600	60,132
Everi Holdings, Inc. (a)	36,400	333,788
Exantas Capital Corp.	8,000	87,840
Fidelity National Information Services, Inc. (b)	58,000	6,326,060
First American Financial Corp.	9,300	479,787
Fiserv, Inc. (a)	16,500	1,359,270
FNF Group	100	3,935
General Finance Corp. (a)	1,100	17,545
Great Ajax Corp.	300	4,083
Green Dot Corp., Class A (a)	4,800	426,336
Invesco Mortgage Capital, Inc.	33	522
KKR Real Estate Finance Trust, Inc.	6,500	131,105
Ladder Capital Corp.	42,255	715,800
MasterCard, Inc., Class A	1,300	289,393
MFA Financial, Inc.	82,600	607,110
Navient Corp.	1,400	18,872
New York Mortgage Trust, Inc.	1,100	6,688
NewStar Financial, Inc. (e)	100	0
On Deck Capital, Inc. (a)	1,500	11,355
Ready Capital Corp. REIT	355	5,911
Regional Management Corp. (a)	100	2,883
Square, Inc. (a)	189,900	18,801,999
Starwood Property Trust, Inc.	48,200	1,037,264
Total System Services, Inc.	29,200	2,883,208
TPG RE Finance Trust, Inc.	6,700	134,134
Visa, Inc., A Shares	3,800	570,342
WEX, Inc. (a)	1,200	240,912
World Acceptance Corp. (a)	400	45,744
Worldpay, Inc., Class A (a),(d)	73,538	7,447,193

		62,711,970

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2018 (Unaudited)

Security Description	Shares	Value
Technology Services — 0.4%
Amdocs Ltd.	400	$26,392
Automatic Data Processing, Inc.	68,700	10,350,342
Black Box Corp. (a)	3,800	3,914
Broadridge Financial Solutions, Inc.	9,000	1,187,550
CDW Corp.	14,200	1,262,664
Conduent, Inc. (a)	55,400	1,247,608
Convergys Corp.	500	11,870
CoStar Group, Inc. (a)	400	168,336
CPI Card Group, Inc. (a)	320	1,085
CSG Systems International, Inc.	300	12,042
Dell Technologies, Inc.—VMware, Inc., Class V (a)	29,200	2,835,904
DXC Technology Co.	1	93
Equifax, Inc. (b)	5,500	718,135
FactSet Research Systems, Inc.	7,400	1,655,454
Forrester Research, Inc.	200	9,180
Genpact Ltd. (b)	27,200	832,592
ICF International, Inc.	900	67,905
Information Services Group, Inc. (a)	1,500	7,170
Leidos Holdings, Inc.	2,200	152,152
Luxoft Holding, Inc. (a)	8,100	383,535
Moody’s Corp.	2,300	384,560
NIC, Inc.	4,800	71,040
Perficient, Inc. (a)	6,600	175,890
Perspecta, Inc.	200	5,144
PFSweb, Inc. (a)	1,200	8,880
Science Applications International Corp.	100	8,060
ServiceSource International, Inc. (a)	14,400	41,040
Sykes Enterprises, Inc. (a)	100	3,049
Syntel, Inc. (a)	3,000	122,940
TransUnion	2,100	154,518
TTEC Holdings	500	12,950
Unisys Corp. (a)	100	2,040

		21,924,034

Telecommunications — 0.2%
8x8, Inc. (a)	3,900	82,875
AT&T, Inc. (b)	171,390	5,755,276
Bandwidth, Inc., Class A (a)	2,500	133,925
Cogent Communications Holdings, Inc.	3,000	167,400
EchoStar Corp., Class A (a)	200	9,274
IDT Corp., Class B (b)	2,400	12,816
RigNet, Inc. (a)	600	12,210
RingCentral, Inc., Class A (a)	28,900	2,689,145
Spok Holdings, Inc. (b)	2,100	32,340

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2018 (Unaudited)

Security Description	Shares	Value
Twilio, Inc. (a)	48,400	$4,175,952
Zayo Group Holdings, Inc. (a)	18,700	649,264
Zix Corp. (a),(b)	8,600	47,730

		13,768,207

Transportation & Logistics — 0.3%
Air Transport Services Group, Inc. (a),(b)	10,100	216,847
ArcBest Corp.	3,300	160,215
CH Robinson Worldwide, Inc.	8,100	793,152
Covenant Transportation Group, Inc., Class A (a)	1,400	40,684
CSX Corp.	34,900	2,584,345
Eagle Bulk Shipping, Inc. (a)	13,985	78,596
Echo Global Logistics, Inc. (a)	1,000	30,950
FedEx Corp.	9,100	2,191,189
Genco Shipping & Trading Ltd. (a)	1,600	22,400
JB Hunt Transport Services, Inc.	8,000	951,520
Landstar System, Inc.	200	24,400
Marten Transport Ltd.	6,133	129,100
Old Dominion Freight Line, Inc.	200	32,252
Overseas Shipholding Group, Inc. (a)	900	2,835
Radiant Logistics, Inc. (a)	2,800	16,548
Roadrunner Transportation Systems, Inc. (a)	10,200	8,527
Ryder System, Inc. (b)	6,500	474,955
Schneider National, Inc.,—Class B	5,200	129,896
Steel Connect, Inc. (a),(b)	1,400	2,982
United Parcel Service, Inc., Class B	91,300	10,659,275
Universal Logistics Holdings, Inc.	300	11,040
USA Truck, Inc. (a),(b)	3,400	68,782
YRC Worldwide, Inc. (a)	200	1,796

		18,632,286

Transportation Equipment — 0.2%
Allison Transmission Holdings, Inc. (b)	65,300	3,396,253
American Railcar Industries, Inc.	1,100	50,710
Blue Bird Corp. (a)	2,700	66,150
Commercial Vehicle Group, Inc. (a)	9,600	87,936
Cummins, Inc. (b)	46,600	6,806,862
Meritor, Inc. (a)	15,500	300,080
PACCAR, Inc. (b)	13,700	934,203
Spartan Motors, Inc.	4,300	63,425
Trinity Industries, Inc.	2,100	76,944
Wabash National Corp.	3,600	65,628
WABCO Holdings, Inc. (a)	100	11,794

		11,859,985

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2018 (Unaudited)

Security Description	Shares	Value
Utilities — 0.1%
Alliant Energy Corp.	100	$4,257
American Electric Power Co., Inc.	11,900	843,472
CenterPoint Energy, Inc.	123,300	3,409,245
CMS Energy Corp.	2,200	107,800
Consolidated Water Co. Ltd.	1,600	22,160
DTE Energy Co.	10,300	1,124,039
Exelon Corp.	100	4,366
Just Energy Group, Inc.	3,200	9,920
NRG Energy, Inc.	900	33,660
Pinnacle West Capital Corp.	16,000	1,266,880
PPL Corp.	2,600	76,076
Public Service Enterprise Group, Inc.	3,000	158,370
WEC Energy Group, Inc.	29	1,936

		7,062,181

Waste & Environmental Services & Equipment — 0.2%
Advanced Disposal Services, Inc. (a)	23,737	642,798
Casella Waste Systems, Inc., Class A (a),(b)	9,400	291,964
Ceco Environmental Corp.	4,500	35,460
Heritage-Crystal Clean, Inc. (a)	1,400	29,890
Republic Services, Inc.	22,700	1,649,382
Waste Connections, Inc.	34	2,712
Waste Management, Inc. (b)	70,400	6,361,344

		9,013,550

Total North America		1,780,932,139

South America — 0.0%
Banking — 0.0%
Credicorp Ltd.	3,500	780,780

Chemicals — 0.0%
Sociedad Quimica y Minera de Chile SA, ADR	2,400	109,728

Consumer Products — 0.0%
AMBEV SA, ADR	80,800	369,256

Gaming, Lodging & Restaurants — 0.0%
Arcos Dorados Holdings, Inc., A Shares	24,400	152,500

Iron & Steel — 0.0%
Vale SA, ADR	5,600	83,104

Oil, Gas & Coal — 0.0%
Geopark Ltd. (a)	1,300	26,520
Ultrapar Participacoes SA, ADR	100	926

		27,446

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2018 (Unaudited)

Security Description	Shares	Value
Technology Services — 0.0%
Globant SA (a)	200	$11,798

Utilities — 0.0%
Cia Energetica de Minas Gerais, ADR (b)	5,700	9,747

Total South America		1,544,359

TOTAL COMMON STOCK (COST $1,693,773,528)		1,846,169,207

PREFERRED STOCK — 2.9%
Asia — 2.9%
Financial Services — 2.9%
Mandatory Exchangeable Trust, 5.75%, 06/01/19 (b),(d),(f),(q)	995,016	184,326,714

Total Asia		184,326,714

TOTAL PREFERRED STOCK (COST $170,484,292)		184,326,714

Security Description	Principal Amount	Value

ASSET-BACKED SECURITIES — 5.1%
North America — 5.1%
ACIS CLO Ltd., Series 2015-6A, Class D, 3 mo. USD LIBOR + 3.77%, 6.11%, 05/01/27 (d),(f),(g)	$2,000,000	1,996,536
Adams Mill CLO Ltd., Series 2014-1A, Class D1, 3 mo. USD LIBOR + 3.50%, 5.84%, 07/15/26 (d),(f),(g)	4,750,000	4,739,213
Allegro CLO II-S Ltd., Series 2014-1RA, Class C, 3 mo. USD LIBOR + 3.00%, 5.15%, 10/21/28 (d),(f),(g)	3,000,000	3,000,000
Allegro CLO Ltd.,
Series 2013-1A, Class C, 3 mo. USD LIBOR + 3.45%, 5.79%, 01/30/26 (d),(f),(g)	5,000,000	4,995,690
Series 2015-1A, Class DR, 3 mo. USD LIBOR + 2.65%, 4.99%, 07/25/27 (d),(f),(g)	1,500,000	1,483,736
ALM Loan Funding, Series 2013-7RA, Class CR, 3 mo. USD LIBOR + 4.04%, 6.38%, 10/15/28 (d),(f),(g)	1,000,000	1,010,564
ALM XVIII Ltd., Series 2016-18A, Class CR, 3 mo. USD LIBOR + 3.00%, 5.34%, 01/15/28 (d),(f),(g)	1,000,000	996,683
Apidos CLO, Series 2014-18A, Class D, 3 mo. USD LIBOR + 5.20%, 7.55%, 07/22/26 (d),(f),(g)	3,600,000	3,591,659

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2018 (Unaudited)

Security Description	Principal Amount	Value
Atlas Senior Loan Fund Ltd., Series 2014-1A, Class DR2, 3 mo. USD LIBOR + 4.00%, 6.34%, 07/16/29 (d),(f),(g)	$2,000,000	$2,016,834
Avant Loans Funding Trust, Series 2018-A, Class C, 4.79%, 05/15/24 (d),(f)	1,161,000	1,158,652
Avery Point CLO Ltd., Series 2014-5A, Class DR, 3 mo. USD LIBOR + 3.10%, 5.44%, 07/17/26 (d),(f),(g)	1,000,000	997,474
Babson CLO Ltd., Series 2013-IA, Class DR, 3 mo. USD LIBOR + 2.55%, 4.90%, 01/20/28 (d),(f),(g)	2,000,000	1,987,510
Battalion CLO Ltd., Series 2016-10A, Class C, 3 mo. USD LIBOR + 4.25%, 6.59%, 01/24/29 (d),(f),(g)	7,500,000	7,513,732
Bear Stearns Asset-Backed Securities Trust,
Series 2007-1, Class A2, 1 mo. USD LIBOR + ..28%, 2.50%, 01/25/37 (d),(g)	1,317,671	1,313,967
Series 2007-2, Class A2, 1 mo. USD LIBOR + ..32%, 2.54%, 01/25/47 (d),(g)	2,255,882	2,192,095
Black Diamond CLO Ltd., Series 2017-1A, Class C, 3 mo. USD LIBOR + 3.95%, 6.29%, 04/24/29 (d),(f),(g)	3,000,000	3,005,475
Brookside Mill CLO Ltd., Series 2013-1A, Class DR, 3 mo. USD LIBOR + 2.65%, 4.99%, 01/17/28 (d),(f),(g)	4,000,000	3,909,564
Carlyle Global Market Strategies CLO Ltd.,
3 mo. USD LIBOR + 2.60%, 4.94%, 04/17/31 (d),(f),(g)	3,000,000	2,940,423
Series 2013-3A, Class CR, 3 mo. USD LIBOR + 2.45%, 4.79%, 10/15/30 (d),(f),(g)	1,000,000	975,628
Catamaran CLO Ltd.,
Series 2013-1A, Class DR, 3 mo. USD LIBOR + 2.80%, 5.14%, 01/27/28 (d),(f),(g)	5,235,000	5,226,818
Series 2014-1A, Class CR, 3 mo. USD LIBOR + 3.43%, 5.78%, 04/22/30 (d),(f),(g)	3,100,000	3,105,949
Series 2015-1A, Class DR, 3 mo. USD LIBOR + 2.80%, 5.15%, 04/22/27 (d),(f),(g)	1,000,000	997,975
Series 2015-1A, Class E, 3 mo. USD LIBOR + 5.15%, 7.50%, 04/22/27 (d),(f),(g)	2,000,000	1,968,772
CIFC Funding Ltd.,
Series 2013-1A, Class DR, 3 mo. USD LIBOR + 6.65%, 8.99%, 07/16/30 (d),(f),(g)	2,000,000	2,003,056
Series 2014-4A, Class D, 3 mo. USD LIBOR + 3.40%, 5.74%, 10/17/26 (d),(f),(g)	1,200,000	1,197,368

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2018 (Unaudited)

Security Description	Principal Amount	Value
Series 2015-4A, Class D, 3 mo. USD LIBOR + 5.50%, 7.85%, 10/20/27 (d),(f),(g)	$1,000,000	$996,585
Series 2015-5A, Class CR, 3 mo. USD LIBOR + 2.95%, 5.29%, 10/25/27 (d),(f),(g)	4,000,000	3,990,312
Covenant Credit Partners CLO Ltd.,
Series 2014-2A, Class D, 3 mo. USD LIBOR + 3.65%, 5.99%, 10/17/26 (d),(f),(g)	3,000,000	2,992,518
Series 2017-1A, Class D, 3 mo. USD LIBOR + 3.75%, 6.09%, 10/15/29 (d),(f),(g)	2,000,000	2,006,822
Credit Suisse Mortgage Trust, Series 2015-RPL5, Class A1, 3.80%, 11/26/55 (b),(d),(f),(g)	27,546,176	27,472,931
Denali Capital CLO Ltd., Series 2013-1A, Class B2LR, 3 mo. USD LIBOR + 4.75%, 7.08%, 10/26/27 (d),(f),(g)	1,000,000	941,868
Drive Auto Receivables Trust,
Series 2015-AA, Class D, 4.12%, 07/15/22 (b),(d),(f)	5,300,000	5,339,506
Series 2015-DA, Class D, 4.59%, 01/17/23 (d),(f)	2,500,000	2,530,392
Dryden Senior Loan Fund, Series 2014-36A, Class DR, 3 mo. USD LIBOR + 4.24%, 6.58%, 01/15/28 (d),(f),(g)	5,000,000	5,023,020
DT Auto Owner Trust,
Series 2015-1A, Class D, 4.26%, 02/15/22 (d),(f)	623,274	625,398
Series 2015-3A, Class D, 4.53%, 10/17/22 (d),(f)	4,061,816	4,093,779
Series 2016-1A, Class D, 4.66%, 12/15/22 (d),(f)	3,000,000	3,032,031
Evans Grove CLO Ltd., Series 2018-1A, Class D, 3 mo. USD LIBOR + 3.20%, 5.51%, 05/28/28 (d),(f),(g)	5,000,000	4,987,270
Exeter Automobile Receivables Trust,
Series 2014-2A, Class D, 4.93%, 12/15/20 (d),(f)	2,670,104	2,681,027
Series 2016-3A, Class C, 4.22%, 06/15/22 (d),(f)	2,450,000	2,478,381
Figueroa CLO Ltd., Series 2013-2A, Class CRR, 3 mo. USD LIBOR + 3.05%, 5.39%, 06/20/27 (d),(f),(g)	5,000,000	4,987,395
Gallatin CLO IX Ltd., Series 2018-1A, Class D1, 3 mo. USD LIBOR + 3.10%, 5.54%, 01/21/28 (d),(f),(g)	4,500,000	4,477,500
Gallatin Loan Management, 3 mo. USD LIBOR + 3.25%, 5.59%, 07/15/27 (d),(f),(g)	2,000,000	1,999,740

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2018 (Unaudited)

Security Description	Principal Amount	Value
Garrison Funding Ltd., Series 2015-1A, Class CR, 3 mo. USD LIBOR + 3.90%, 6.21%, 09/21/29 (d),(f),(g)	$4,000,000	$4,009,864
Greywolf CLO Ltd.,
Series 2014-1A, Class CR, 3 mo. USD LIBOR + 3.20%, 5.55%, 04/22/26 (d),(f),(g)	5,000,000	4,990,555
Series 2014-1A, Class D, 3 mo. USD LIBOR + 5.10%, 7.45%, 04/22/26 (d),(f),(g)	6,300,000	6,284,137
Harbourview CLO Ltd., Series 7RA, Class D, 3 mo. USD LIBOR + 3.36%, 5.50%, 07/18/31 (d),(f),(g)	4,000,000	3,940,680
ICG US CLO Ltd., Series 2016-1A, Class CR, 3 mo. USD LIBOR + 3.05%, 5.39%, 07/29/28 (d),(f),(g)	1,000,000	1,001,424
Jamestown CLO Ltd.,
Series 2014-4A, Class CR, 3 mo. USD LIBOR + 2.65%, 4.99%, 07/15/26 (d),(f),(g)	5,000,000	4,947,345
Series 2015-7A, Class CR, 3 mo. USD LIBOR + 2.60%, 4.94%, 07/25/27 (d),(f),(g)	5,500,000	5,458,942
Series 2018-11A, Class C, 3 mo. USD LIBOR + 3.25%, 5.76%, 07/14/31 (d),(f),(g)	2,000,000	2,006,188
JMP Credit Advisors CLO Ltd., Series 2014-1RA, Class D, 3 mo. USD LIBOR + 2.60%, 4.94%, 01/17/28 (d),(f),(g)	5,310,000	5,203,349
Madison Park Funding Ltd.,
Series 2012-10A, Class DR, 3 mo. USD LIBOR + 4.20%, 6.55%, 01/20/29 (d),(f),(g)	1,000,000	1,003,303
Series 2014-14A, Class DR, 3 mo. USD LIBOR + 3.25%, 5.60%, 07/20/26 (d),(f),(g)	1,000,000	1,000,513
Series 2016-20A, Class DR, 3 mo. USD LIBOR + 3.00%, 5.33%, 07/27/30 (d),(f),(g)	4,000,000	3,999,524
Series 2018-30A, Class D, 3 mo. USD LIBOR + 2.50%, 4.84%, 04/15/29 (d),(f),(g)	4,605,000	4,525,274
Mountain View CLO LLC, Series 2017-1A, Class D, 3 mo. USD LIBOR + 3.60%, 5.94%, 10/16/29 (d),(f),(g)	2,000,000	2,007,664
Mountain View CLO Ltd.,
Series 2015-10A, Class DR, 3 mo. USD LIBOR + 2.60%, 4.94%, 10/13/27 (d),(f),(g)	2,500,000	2,449,837
Series 2015-9A, Class CR, 3 mo. USD LIBOR + 3.12%, 5.46%, 07/15/31 (d),(f),(g)	2,000,000	1,994,612
Nationstar HECM Loan Trust,
Series 2017-1A, Class M2, 4.70%, 05/25/27 (d),(f)	1,480,000	1,471,459

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2018 (Unaudited)

Security Description	Principal Amount	Value
Series 2017-2A, Class M2, 3.97%, 09/25/27 (d),(f),(g)	$4,070,000	$4,075,083
Northwoods Capital Ltd., Series 2018-12BA, Class D, 3 mo. USD LIBOR + 3.15%, 5.49%, 06/15/31 (d),(f),(g)	3,000,000	2,991,924
NYMT Residential LLC, Series 2016-RP1A, Class A, 4.00%, 03/25/21 (d),(f),(g)	1,292,268	1,292,292
Oaktree CLO Ltd.,
Series 2014-2A, Class D, 3 mo. USD LIBOR + 5.25%, 7.60%, 10/20/26 (d),(f),(g)	4,500,000	4,483,107
Series 2015-1A, Class DR, 3 mo. USD LIBOR + 5.20%, 7.55%, 10/20/27 (d),(f),(g)	2,500,000	2,486,492
Ocean Trails CLO,
Series 2014-5A, Class DR, 3 mo. USD LIBOR + 3.60%, 5.94%, 10/13/26 (d),(f),(g)	1,250,000	1,247,548
Series 2014-5A, Class E, 3 mo. USD LIBOR + 5.35%, 7.69%, 10/13/26 (d),(f),(g)	2,000,000	1,992,660
OCP CLO Ltd., Series 2015-9A, Class CR, 3 mo. USD LIBOR + 2.70%, 5.04%, 07/15/27 (d),(f),(g)	1,500,000	1,477,182
Octagon Investment Partners Ltd.,
Series 2012-1A, Class CR, 3 mo. USD LIBOR + 4.00%, 6.34%, 07/15/29 (d),(f),(g)	2,000,000	2,023,636
Series 2014-1A, Class D, 3 mo. USD LIBOR + 6.60%, 8.92%, 11/14/26 (d),(f),(g)	2,000,000	1,998,724
OFSI Fund Ltd.,
Series 2013-5A, Class B2L, 3 mo. USD LIBOR + 5.25%, 7.59%, 04/17/25 (d),(f),(g)	1,900,000	1,892,778
Series 2014-6A, Class CR, 3 mo. USD LIBOR + 2.50%, 4.84%, 03/20/25 (d),(f),(g)	5,000,000	4,986,770
Series 2014-7A, Class DR, 3 mo. USD LIBOR + 3.20%, 5.53%, 10/18/26 (d),(f),(g)	2,000,000	1,994,942
OHA Credit Partners Ltd., Series 2013-9A, Class E, 3 mo. USD LIBOR + 5.00%, 7.35%, 10/20/25 (d),(f),(g)	1,503,000	1,498,623
OneMain Financial Issuance Trust,
Series 2015-1A, Class D, 6.63%, 03/18/26 (d),(f)	1,500,000	1,508,513
Series 2015-2A, Class D, 5.64%, 07/18/25 (d),(f)	3,000,000	3,025,362
Series 2016-2A, Class C, 5.67%, 03/20/28 (d),(f),(g)	3,500,000	3,548,485
Series 2017-1A, Class D, 4.52%, 09/14/32 (d),(f)	3,500,000	3,434,319

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2018 (Unaudited)

Security Description	Principal Amount	Value
OZLM Ltd.,
Series 2014-8A, Class CR, 3 mo. USD LIBOR + 3.40%, 5.74%, 10/17/26 (d),(f),(g)	$2,250,000	$2,245,777
Series 2015-12A, Class D, 3 mo. USD LIBOR + 5.40%, 7.74%, 04/30/27 (d),(f),(g)	7,333,000	7,333,000
Series 2015-13A, Class D, 3 mo. USD LIBOR + 5.45%, 7.79%, 07/30/27 (d),(f),(g)	1,100,000	1,100,000
OZLM VI Ltd., Series 2014-6A, Class CS, 3 mo. USD LIBOR + 3.13%, 5.47%, 04/17/31 (d),(f),(g)	2,000,000	2,003,874
OZLM XII Ltd., Series 2015-12A, Class CR, 3 mo. USD LIBOR + 3.00%, 5.19%, 04/30/27 (d),(f),(g)	1,500,000	1,491,773
Parallel 2017-1 Ltd., Series 2017-1A, Class D, 3 mo. USD LIBOR + 3.60%, 5.95%, 07/20/29 (d),(f),(g)	6,000,000	6,022,770
Parallel Ltd., Series 2015-1A, Class DR, 3 mo. USD LIBOR + 2.55%, 4.90%, 07/20/27 (d),(f),(g)	5,000,000	4,889,515
Thacher Park CLO Ltd., Series 2014-1A, Class E2, 3 mo. USD LIBOR + 6.00%, 8.35%, 10/20/26 (d),(f),(g)	1,000,000	997,353
THL Credit Wind River CLO Ltd., Series 2014-3A, Class DR, 3 mo. USD LIBOR + 3.35%, 5.70%, 01/22/27 (d),(f),(g)	4,000,000	4,000,000
TICP CLO I-2 Ltd., Series 2018-IA, Class C, 3 mo. USD LIBOR + 3.04%, 5.40%, 04/26/28 (d),(f),(g)	3,000,000	2,992,245
TICP CLO Ltd.,
Series 2016-6A, Class D, 3 mo. USD LIBOR + 4.20%, 6.54%, 01/15/29 (d),(f),(g)	1,000,000	1,001,704
Series 2018-IIA, Class C, 3 mo. USD LIBOR + 2.95%, 5.95%, 04/20/28 (d),(f),(g)	1,500,000	1,488,528
TICP CLO VII Ltd., Series 2017-7A, Class D, 3 mo. USD LIBOR + 3.75%, 6.09%, 07/15/29 (d),(f),(g)	2,000,000	2,001,264
TruPS Financials Note Securitization Ltd., Series 2017-1A, Class B, 3 mo. USD LIBOR + 5.10%, 7.46%, 04/20/38 (d),(f),(e),(g)	3,000,000	2,946,000
Venture CDO Ltd., Series 2014-19A, Class D, 3 mo. USD LIBOR + 4.00%, 6.34%, 01/15/27 (b),(d),(f),(g)	2,500,000	2,495,910
Venture CLO Ltd.,
Series 2013-14A, Class DR, 3 mo. USD LIBOR + 4.00%, 6.31%, 08/28/29 (d),(f),(g)	4,000,000	4,023,520

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2018 (Unaudited)

Security Description	Principal Amount		Value
Series 2014-16A, Class DRR, 3 mo. USD LIBOR + 2.51%, 4.85%, 01/15/28 (d),(f),(g)	$4,000,000		$3,960,804
Series 2014-18A, Class DR, 3 mo. USD LIBOR + 3.10%, 5.44%, 10/15/29 (d),(f),(g)	1,000,000		997,983
Vericrest Opportunity Loan Trust,
Series 2017-NPL6 SEQ, Class A1, 3.25%, 05/25/47 (d),(f),(g)	515,145		512,688
Series 2017-NPL7 SEQ, Class A1, 3.25%, 06/25/47 (d),(f),(g)	645,585		640,324
Series 2017-NPL9 SEQ, Class A1, 3.13%, 09/25/47 (d),(f),(g)	1,500,617		1,485,211
Vericrest Opportunity Loan Trust LLC, Series 2017-NP11 SEQ, Class A1, 3.38%, 10/25/47 (d),(f),(g)	2,191,297		2,172,579
Vibrant CLO Ltd.,
Series 2015-3A, Class C, 3 mo. USD LIBOR + 3.65%, 6.00%, 04/20/26 (d),(f),(g)	3,000,000		3,000,000
Series 2018-8A, Class C, 3 mo. USD LIBOR + 2.85%, 5.20%, 01/20/31 (d),(f),(g)	6,000,000		5,906,070
VOYA CLO 2017-2, Series 2017-2A, Class C, 3 mo. USD LIBOR + 3.70%, 6.04%, 06/07/30 (d),(f),(g)	4,000,000		4,025,492
Voya CLO Ltd., Series 2014-3A, Class CR, 3 mo. USD LIBOR + 2.65%, 4.99%, 07/25/26 (d),(f),(g)	1,000,000		994,760
WhiteHorse Ltd., Series 2015-10A, Class DR, 3 mo. USD LIBOR + 3.00%, 5.34%, 04/17/27 (d),(f),(g)	1,250,000		1,243,831

Total North America			319,207,933

TOTAL ASSET-BACKED SECURITIES (COST $318,732,699)			319,207,933

CONVERTIBLE BONDS — 0.7%
Europe — 0.3%
Pharmaceuticals — 0.3%
Bayer Capital Corp. BV, 5.63%, 11/22/19 (d),(f)	20,000,000	EUR	21,379,351
Bayer Capital Corp. BV REG S, 5.63%, 11/22/19	500,000	EUR	534,484

Total Europe			21,913,835

Middle East — 0.3%
Financial Services — 0.3%
Volcan Holdings II PLC, 3.88%, 10/10/20	6,700,000	GBP	10,435,674

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2018 (Unaudited)

Security Description	Principal Amount		Value
Volcan Holdings PLC REG S, 4.13%, 04/11/20	3,700,000	GBP	$6,221,130

Total Middle East			16,656,804

North America — 0.1%
Wireless Telecommunications Services — 0.1%
America Movil SAB de CV, 0.01%, 05/28/20	6,600,000	EUR	7,543,085

Total North America			7,543,085

TOTAL CONVERTIBLE BONDS (COST $45,034,224)			46,113,724

BANK DEBT — 0.6%
Asia — 0.0%
Transportation & Logistics — 0.0%
Hanjin International Corp., 2017 Term Loan B, 3 mo. LIBOR + 2.50%, 4.83%, 10/18/20 (d),(e),(g),(r)	$483,006		482,402

Total Asia			482,402

Europe — 0.0%
Exploration & Production — 0.0%
Endeavour International Holding BV, Term Loan A1, 0.00%, 01/02/19 (d),(e),(j),(r)	1,563,903		312,781

Medical Equipment & Devices Manufacturing — 0.0%
Ortho-Clinical Diagnostics SA, 2018 Term Loan B, 1 mo. LIBOR + 3.25%, 5.49%, 06/30/25 (d),(e),(g)	2,233,496		2,253,035

Wireless Telecommunications Services — 0.0%
Intelsat Jackson Holdings S.A.,
2017 Term Loan B4, 1 mo. LIBOR + 4.50%, 6.73%, 01/02/24 (d),(e),(g)	17,354		18,211
2017 Term Loan B5, 6.63%, 01/02/24 (d),(e)	202,215		210,455

			228,666

Total Europe			2,794,482

North America — 0.6%
Advertising & Marketing — 0.1%
Advantage Sales & Marketing, Inc., 2014 1st Lien Term Loan, 1 mo. LIBOR + 3.25%, 5.49%, 07/23/21 (d),(e),(g)	185,445		171,490
Getty Images, Inc., Term Loan B, 1 mo. LIBOR + 3.50%, 5.74%, 10/18/19 (d),(e),(g)	2,592,955		2,572,341

			2,743,831

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2018 (Unaudited)

Security Description	Principal Amount		Value
Aerospace & Defense — 0.0%
Sequa Mezzanine Holdings LLC, 0.00%, 11/28/21 (d),(e),(s)	$350,001		$343,876

Chemicals — 0.0%
LyondellBasell Industries NV,
0.00%, 08/15/49 (d),(e),(j),(i)	16,732,095		0
1.00%, 08/15/15 (d),(e),(g),(i)	980,468	EUR	0

			0

Coal Operations — 0.0%
Blackhawk Mining LLC, 2017 Term Loan B1, 3 mo. LIBOR + 10.00%, 12.35%, 02/17/22 (d),(e),(g)	$1,106,060		915,265

Commercial Services — 0.0%
Aegis Sciences Corp., 2018 Term Loan, 3 mo. LIBOR + 5.50%, 7.84%, 05/02/25 (d),(e),(g)	165,292		160,609

Consumer Finance — 0.0%
Ocwen Financial Corp., 2016 Term Loan B, 1 mo. LIBOR + 5.00%, 7.17%, 12/05/20 (d),(e),(g)	536,710		538,723

Consumer Products — 0.0%
KIK Custom Products, Inc., 2015 Term Loan B, 1 mo. LIBOR + 4.00%, 6.24%, 05/15/23 (d),(e),(g)	1,305,661		1,298,806
Revlon Consumer Products Corp.,
2016 Term Loan B, 3 mo. LIBOR + 3.50%, 5.81%, 09/07/23 (d),(e),(g)	671,312		510,869
2016 Term Loan B, 3 mo. LIBOR + 3.50%, 5.89%, 09/07/23 (d),(e),(g)	1,717		1,306

			1,810,981

Containers & Packaging — 0.1%
BWAY Holding Co., 2017 Term Loan B, 3 mo. LIBOR + 3.25%, 5.58%, 04/03/24 (d),(e),(g)	1,757,909		1,755,712
Fort Dearborn Company,
2016 1st Lien Term Loan, 1 mo. LIBOR 4.00%, 6.10%, 10/19/23 (d),(e),(g),(r)	4,569		4,294
2016 1st Lien Term Loan, 3 mo. LIBOR 4.00%, 6.34%, 10/19/23 (d),(e),(g),(r)	1,510,117		1,419,510

			3,179,516

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2018 (Unaudited)

Security Description	Principal Amount	Value
Educational Services — 0.0%
SSH Group Holdings, Inc., 2018 1st Lien Term Loan, 3 mo. LIBOR + 4.25%, 6.59%, 07/30/25 (d),(e),(g),(r)	$596,668	$601,441

Electrical Equipment Manufacturing — 0.0%
Thermon Industries, Inc., Term Loan B, 2 mo. LIBOR + 3.75%, 5.85%, 10/24/24 (d),(e),(g),(r)	669,997	673,347

Financial Services — 0.0%
UFC Holdings LLC, 1st Lien Term Loan, 1 mo. LIBOR + 3.25%, 5.50%, 08/18/23 (d),(e),(g)	1,205,287	1,211,688

Food & Beverage — 0.0%
Flavors Holdings, Inc., 1st Lien Term Loan, 3 mo. LIBOR + 5.75%, 8.14%, 04/03/20 (d),(e),(g),(r)	35,162	32,525

Health Care Facilities & Services — 0.1%
New Millennium HoldCo, Inc., Exit Term Loan, 1 mo. LIBOR + 6.50%, 8.74%, 12/21/20 (d),(e),(g)	145,636	80,391
Pearl Intermediate Parent LLC, 2018 2nd Lien Term Loan, 1 mo. LIBOR + 6.25%, 8.42%, 02/13/26 (d),(e),(g),(r)	184,860	184,860
Prospect Medical Holdings, Inc., 2018 Term Loan B, 1 mo. LIBOR + 5.50%, 7.63%, 02/22/24 (d),(e),(g),(r)	1,313,982	1,330,407
Quorum Health Corporation, Term Loan B, 1 mo. LIBOR + 6.75%, 8.99%, 04/29/22 (d),(e),(g)	1,149,600	1,165,407
Wink Holdco, Inc, 2nd Lien Term Loan B, 1 mo. LIBOR + 6.75%, 9.00%, 11/03/25 (d),(e),(g),(r)	496,862	495,312

		3,256,377

Industrial Other — 0.0%
Michael Baker International LLC, 2017 Term Loan B, 1 mo. LIBOR + 4.50%, 6.74%, 11/21/22 (d),(e),(g),(r)	535,681	537,021

Internet Media — 0.0%
W3 Topco LLC,
2017 Term Loan B, 1 mo. LIBOR + 6.00%, 8.24%, 03/08/22 (d),(e),(g)	1,096,967	1,090,111
2017 Term Loan B, 3 mo. LIBOR + 6.00%, 8.37%, 03/08/22 (d),(e),(g)	5,597	5,562

		1,095,673

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2018 (Unaudited)

Security Description	Principal Amount	Value
Machinery Manufacturing — 0.1%
Engineered Machinery Holdings, Inc.,
1st Lien Term Loan, 3 mo. LIBOR + 3.25%, 5.64%, 07/19/24 (d),(e),(g),(s)	$2,202,931	$2,172,641
2nd Lien Term Loan, 3 mo. LIBOR + 7.25%, 9.64%, 07/18/25 (d),(e),(g),(r)	834,058	828,845
Gardner Denver, Inc., 2017 Term Loan B, 1 mo. LIBOR + 2.75%, 4.99%, 07/30/24 (d),(e),(g)	2,089,348	2,099,585

		5,101,071

Metals & Mining — 0.0%
Offshore Group Investment Ltd., Term Loan, 1 mo. LIBOR + 6.50%, 8.74%, 12/31/19 (d),(e),(g),(r)	575,005	577,881

Pipeline — 0.0%
AL Midcoast Holdings, LLC, 2018 Term Loan B, 3 mo. LIBOR + 5.50%, 7.84%, 07/31/25 (d),(e),(g),(r)	551,407	552,097

Retail—Consumer Discretionary — 0.0%
AI Aqua Merger Sub, Inc.,
2017 1st Lien Term Loan B, 1 mo. LIBOR + 3.25%, 5.49%, 12/13/23 (d),(e),(g),(r)	250,759	251,072
2017 Incremental Term Loan, 1 mo. LIBOR + 3.25%, 5.49%, 12/13/23 (d),(e),(g),(r)	642,868	642,868

		893,940

Retail—Consumer Staples — 0.0%
Pinnacle Operating Corp., Term Loan, 1 mo. LIBOR + 7.25%, 9.49%, 11/15/21 (d),(e),(g),(r)	1,106,727	990,521

Software — 0.0%
Navex Global, Inc.,
2018 2nd Lien Term Loan, 3 mo. LIBOR + 7.00%, 9.12%, 08/07/26 (d),(e),(g)	185,843	186,462
2018 Term Loan B, 3 mo. LIBOR + 3.25%, 5.37%, 08/08/25 (d),(e),(g)	371,686	371,332

		557,794

Software & Services — 0.0%
BlackBoard, Inc., Term Loan B4, 3 mo. LIBOR + 5.00%, 7.33%, 06/30/21 (d),(e),(g)	1,232,492	1,185,830
Syniverse Holdings, Inc., 2018 1st Lien Term Loan, 1 mo. LIBOR + 5.00%, 7.15%, 03/09/23 (d),(e),(g)	555,849	557,466

		1,743,296

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2018 (Unaudited)

Security Description	Principal Amount	Value
Transportation & Logistics — 0.0%
Utility One Source L.P., Term Loan B, 1 mo. LIBOR + 5.50%, 7.74%, 04/18/23 (d),(e),(g),(r)	$121,669	$124,102

Wireless Telecommunications Services — 0.1%
Ligado Networks LLC, Exit Term Loan, 3 mo. LIBOR (Cash) + 8.75% (PIK), 2.32% (Cash), 8.75% (PIK),, 6.73%, 12/07/20 (d),(e),(g)	5,964,894	4,539,284

Wireline Telecommunication Services — 0.1%
Frontier Communications Corp., 2017 Term Loan B1, 0.00%, 06/15/24 (d),(e),(s)	2,493,687	2,440,297

Total North America		34,621,156

TOTAL BANK DEBT (COST $40,639,127)		37,898,040

CORPORATE BONDS & NOTES — 4.0%
Africa — 0.1%
Utilities — 0.1%
Eskom Holdings SOC Ltd.,
5.75%, 01/26/21	3,009,000	2,925,891
6.35%, 08/10/28	1,404,000	1,398,171

Total Africa		4,324,062

Asia — 0.1%
Banks — 0.0%
RESPARCS Funding LP I, 8.00% (d),(k)	537,000	196,005

Casinos & Gaming — 0.1%
Wynn Macau Ltd., 4.88%, 10/01/24 (d),(f)	3,754,000	3,533,978

Commercial Finance — 0.0%
Avation Capital SA, 6.50%, 05/15/21 (d),(f)	526,000	527,315

Financial Services — 0.0%
VTB Bank OJSC Via VTB Capital SA, 6.95%, 10/17/22	3,032,000	2,956,806

Utilities — 0.0%
1MDB Energy Ltd. REG S, 5.99%, 05/11/22	2,500,000	2,550,553

Total Asia		9,764,657

Europe — 1.4%
Banks — 0.0%
HSH N Funding II Via Banque de Luxembourg, 7.25% (d),(k)	386,000	158,106

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2018 (Unaudited)

Security Description	Principal Amount		Value
RESPARCS Funding II LP, 7.50% (d),(k)	1,352,000	EUR	$579,234

			737,340

Casinos & Gaming — 0.0%
Intralot Capital Luxembourg SA, 6.75%, 09/15/21 (d)	379,000	EUR	363,031

Property & Casualty Insurance — 0.1%
Groupama SA, 6.00%, 01/23/27	200,000	EUR	278,549
Groupama SA REG S, 3 mo. EURIBOR + 5.77%, 6.38% (g),(k)	1,900,000	EUR	2,496,576

			2,775,125

Wireless Telecommunications Services — 1.3%
Intelsat Jackson Holdings SA,
8.00%, 02/15/24 (d),(f)	$2,605,000		2,741,007
8.50%, 10/15/24 (f)	78,930,000		79,620,638

			82,361,645

Total Europe			86,237,141

Middle East — 0.1%
Oil & Gas Services & Equipment — 0.1%
Oil and Gas Holding Co. BSCC, 7.50%, 10/25/27	3,300,000		3,250,764

Total Middle East			3,250,764

North America — 1.4%
Advertising & Marketing — 0.0%
Aimia, Inc., MTN, 5.60%, 05/17/19 (d),(l)	844,000	CAD	658,328

Casinos & Gaming — 0.0%
Enterprise Development Authority (The), 12.00%, 07/15/24 (d),(f)	$129,000		124,163
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp., 5.50%, 03/01/25 (d),(f)	1,133,000		1,094,761

			1,218,924

Chemicals — 0.1%
Hexion, Inc.,
10.00%, 04/15/20 (d)	1,149,000		1,124,584
10.38%, 02/01/22 (d),(f)	3,821,000		3,715,922
Momentive Performance Materials, Inc., 3.88%, 10/24/21 (d)	48,000		51,900

			4,892,406

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2018 (Unaudited)

Security Description	Principal Amount	Value
Commercial Finance — 0.1%
Fortress Transportation & Infrastructure Investors LLC, 6.75%, 03/15/22 (d),(f)	$7,595,000	$7,784,875

Consumer Finance — 0.1%
Curo Group Holdings Corp., 8.25%, 09/01/25 (d),(f)	2,204,000	2,121,372

Consumer Products — 0.0%
Kronos Acquisition Holdings, Inc., 9.00%, 08/15/23 (d),(f)	335,000	315,737
Revlon Consumer Products Corp.,
5.75%, 02/15/21 (d),(l)	150,000	120,563
6.25%, 08/01/24 (d)	1,446,000	878,445

		1,314,745

Exploration & Production — 0.1%
Par Petroleum LLC / Petroleum Finance Corp., 7.75%, 12/15/25 (d),(f)	5,191,000	5,165,045

Financial Services — 0.1%
Cooke Omega Investments, Inc. / Alpha VesselCo Holdings, Inc., 8.50%, 12/15/22 (d),(f)	2,192,000	2,186,520
Griffey Intermediate, Inc. / Griffey Finance Sub LLC, 7.00%, 10/15/20 (d),(f)	1,045,000	1,030,631
JP Morgan Structured Products BV, MTN, 0.00%, 11/01/18	56,731,000	3,124,615
MF Global Holdings Ltd., 6.25%, 08/08/16 (a),(d),(e),(i)	1,847,000	535,630

		6,877,396

Health Care Facilities & Services — 0.1%
AHP Health Partners, Inc., 9.75%, 07/15/26 (d),(f)	2,153,000	2,244,503
RegionalCare Hospital Partners Holdings, Inc., 8.25%, 05/01/23 (d),(f)	209,000	219,450
Universal Hospital Services, Inc., 7.63%, 08/15/20 (d)	4,511,000	4,527,465

		6,991,418

Industrial Other — 0.0%
Flexi-Van Leasing, Inc., 10.00%, 02/15/23 (d),(f)	296,000	257,520
Michael Baker International LLC, 8.75%, 03/01/23 (d),(f)	1,553,000	1,556,883

		1,814,403

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2018 (Unaudited)

Security Description	Principal Amount	Value
Integrated Oils — 0.3%
Petroleos Mexicanos,
3.50%, 01/30/23	$4,130,000	$3,915,240
4.63%, 09/21/23	2,752,000	2,727,232
4.88%, 01/24/22	5,500,000	5,563,250
5.35%, 02/12/28	2,900,000	2,733,250
5.50%, 06/27/44	1,100,000	931,040
6.38%, 01/23/45	800,000	738,400

		16,608,412

Medical Equipment & Devices Manufacturing — 0.0%
Crimson Merger Sub, Inc., 6.63%, 05/15/22 (d),(f)	1,575,000	1,538,775

Oil & Gas Services & Equipment — 0.1%
CSI Compressco LP / Compressco Finance, Inc., 7.25%, 08/15/22 (b),(d)	2,560,000	2,383,360
CSI Compressco LP / CSI Compressco Finance, Inc., 7.50%, 04/01/25 (d),(f)	2,920,000	2,978,400

		5,361,760

Pipeline — 0.1%
American Midstream Partners LP / American Midstream Finance Corp., 9.50%, 12/15/21 (d),(f),(l)	3,691,000	3,691,000
Martin Midstream Partners LP / Martin Midstream Finance Corp., 7.25%, 02/15/21 (d)	1,018,000	1,015,455

		4,706,455

Publishing & Broadcasting — 0.0%
LBI Media, Inc. ,11.500%, 04/15/20 (d),(f),(g)	3,957,903	672,844

Retail—Consumer Discretionary — 0.1%
DriveTime Automotive Group, Inc. / DT Acceptance Corp., 8.00%, 06/01/21 (b),(d),(f)	8,127,000	8,350,492

Software & Services — 0.0%
Syniverse Holdings, Inc., 9.13%, 01/15/19 (d)	108,000	106,785

Utilities — 0.1%
NGL Energy Partners LP / NGL Energy Finance Corp., 5.13%, 07/15/19 (d)	320,000	321,600
Rockpoint Gas Storage Canada Ltd., 7.00%, 03/31/23 (d),(f)	2,768,000	2,809,520

		3,131,120

Wireless Telecommunications Services — 0.0%
Sprint Communications, Inc., 9.00%, 11/15/18 (d),(f)	1,650,000	1,660,230

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2018 (Unaudited)

Security Description	Principal Amount		Value
Wireline Telecommunication Services — 0.1%
Consolidated Communications, Inc., 6.50%, 10/01/22 (d)	$2,858,000		$2,700,810
Embarq Corp., 8.00%, 06/01/36 (d)	2,275,000		2,269,312

			4,970,122

Total North America			85,945,907

South America — 0.9%
Integrated Oils — 0.9%
Petrobras Global Finance BV,
4.38%, 05/20/23	5,818,000		5,525,936
5.75%, 02/01/29	17,900,000		15,998,125
6.00%, 01/27/28	29,800,000		27,490,500
6.13%, 01/17/22	4,582,000		4,730,228
6.25%, 03/17/24	3,196,000		3,202,392

			56,947,181

Refining & Marketing — 0.0%
EP PetroEcuador via Noble Sovereign Funding I Ltd., 3 mo. USD LIBOR + 5.63%, 8.02%, 09/24/19 (g)	915,368		912,165

Total South America			57,859,346

TOTAL CORPORATE BONDS & NOTES (COST $251,140,299)			247,381,877

SOVEREIGN DEBT — 8.4%
Angolan Government International Bond, 9.38%, 05/08/48	1,116,000		1,178,228
Argentina POM Politica Monetaria, 43.08%, 06/21/20 (g)	53,958,819	ARS	1,574,725
Argentine Republic Government International Bond,
2.26%, 12/31/38 (g),(l)	9,825,403	EUR	6,699,087
2.50%, 12/31/38 (g),(l)	$11,200,000		6,585,600
3.88%, 01/15/22	4,213,000	EUR	4,415,464
4.63%, 01/11/23	$20,508,000		17,308,957
5.63%, 01/26/22	4,023,000		3,628,746
6.88%, 04/22/21 - 01/26/27	1,800,000		1,614,408
Bonos de la Nacion Argentina con Ajuste por CER, 3.75%, 02/08/19	55,846,000	ARS	1,683,901
Brazilian Government International Bond, 4.88%, 01/22/21	$4,942,000		4,998,882
Deutsche Bundesrepublik Inflation Linked Bond REG S, 0.10%, 04/15/26 (d)	30,375,592	EUR	38,748,966

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2018 (Unaudited)

Security Description	Principal Amount		Value
Ecuador Government International Bond,
8.75%, 06/02/23	$376,000		$376,376
10.75%, 03/28/22	2,662,000		2,828,375
Egypt Government International Bond,
6.88%, 04/30/40	2,500,000		2,217,750
7.90%, 02/21/48 (f)	14,900,000		14,192,250
France Government Bond OAT REG S, 0.10%, 03/01/25 (b),(d)	25,953,914	EUR	32,280,115
French Republic Government Bond OAT, 0.10%, 03/01/28 (d)	17,188,141	EUR	21,422,608
Hellenic Republic Government Bond,
1.00%, 10/15/42 (g)	10,100,000	EUR	37,642
3.38%, 02/15/25 (f)	7,100,000	EUR	8,041,082
3.75%, 01/30/28	9,800,000	EUR	11,008,295
3.90%, 01/30/33	25,025,441	EUR	26,531,113
4.00%, 01/30/37	19,200,000	EUR	19,438,170
4.20%, 01/30/42	5,550,000	EUR	5,624,948
Iraq International Bond, 5.80%, 01/15/28	$24,200,000		22,906,026
Japan Treasury Discount Bill, 0.00%, 10/15/18 (d),(j)	3,000,000,000	JPY	26,404,885
Jordan Government International Bond, 7.38%, 10/10/47	$13,100,000		12,314,000
Mexican Bonos, 10.00%, 12/05/24 (b),(d)	315,050,000	MXN	18,658,556
National Highways Authority of India, 7.30%, 05/18/22	330,000,000	INR	4,278,924
Nigeria Government International Bond,
7.14%, 02/23/30 (f)	$6,800,000		6,632,040
MTN, 7.63%, 11/28/47	5,900,000		5,646,182
Paraguay Government International Bond, 4.63%, 01/25/23	5,367,000		5,413,961
Republic of South Africa Government Bond,
8.75%, 02/28/48 (b)	189,296,012	ZAR	11,901,571
10.50%, 12/21/26 (b)	297,800,548	ZAR	22,809,000
Republic of South Africa Government International Bond, 5.50%, 03/09/20	$5,508,000		5,610,779
Russian Foreign Bond - Eurobond,
4.50%, 04/04/22	9,600,000		9,720,000
5.00%, 04/29/20	2,800,000		2,852,500
5.25%, 06/23/47	17,600,000		16,864,074
Saudi Government International Bond, MTN,
2.38%, 10/26/21	5,930,000		5,722,450
Sweden Government Bond,
0.75%, 05/12/28 (d)	133,000,000	SEK	15,129,322
1.00%, 11/12/26 (d)	177,000,000	SEK	20,774,209

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2018 (Unaudited)

Security Description	Principal Amount		Value
Turkey Government International Bond,
5.63%, 03/30/21	$2,130,000		$2,086,335
7.00%, 06/05/20	8,128,000		8,206,435
United Kingdom Gilt Inflation Linked Bond REG S ,0.125%, 03/22/24 - 03/22/26 (d)	46,095,969	GBP	68,813,692
ZAR Sovereign Capital Fund Propriety Ltd., 3.90%, 06/24/20	$2,962,000		2,947,652

TOTAL SOVEREIGN DEBT (COST $557,021,144)			528,128,281

MORTGAGE-BACKED SECURITIES — 26.6%
North America — 26.6%
Collateralized Mortgage Obligation (Residential) — 17.9%
Bellemeade Re Ltd.,
Series 2015-1A, Class M2, 1 mo. USD LIBOR + 4.30%, 6.52%, 07/25/25 (d),(f),(g)	869,631		875,970
Series 2017-1, Class M2, 1 mo. USD LIBOR + 3.35%, 5.57%, 10/25/27 (d),(f),(g)	7,962,000		8,233,449
Series 2018-2A, Class B1, 1 mo. USD LIBOR + 2.65%, 4.87%, 08/25/28 (d),(f),(g)	250,000		255,835
Chase Mortgage Finance Corp., Series 2007-A2, Class 3A2, 4.08%, 07/25/37 (d),(g)	145,496		144,245
ChaseFlex Trust, Series 2007-2, Class A2, 1 mo. USD LIBOR + .34%, 2.56%, 05/25/37 (d),(g)	766,834		717,868
Citicorp Mortgage Securities Trust, Series 2006-3, Class 1A10, 6.25%, 06/25/36 (d)	339,201		338,839
Connecticut Avenue Securities,
Series 2015-C03, Class 1M2, 1 mo. USD LIBOR + 5.00%, 7.22%, 07/25/25 (d),(g),(h)	1,151,303		1,311,438
Series 2015-C04, Class 2M2, 1 mo. USD LIBOR + 5.55%, 7.77%, 04/25/28 (d),(g),(h)	4,689,791		5,329,150
Series 2015-C04, Class 1M2, 1 mo. USD LIBOR + 5.70%, 7.92%, 04/25/28 (d),(g),(h)	6,466,417		7,508,997
Series 2016-C01, Class 1M2, 1 mo. USD LIBOR + 6.75%, 8.97%, 08/25/28 (d),(g),(h)	4,666,805		5,612,001
Series 2016-C02, Class 1M2, 1 mo. USD LIBOR + 6.00%, 8.22%, 09/25/28 (d),(g),(h)	26,712,000		31,447,049
Series 2016-C03, Class 2M2, 1 mo. USD LIBOR + 5.90%, 8.12%, 10/25/28 (d),(g)	4,336,000		5,019,874

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2018 (Unaudited)

Security Description	Principal Amount	Value
Series 2016-C05, Class 2M2, 1 mo. USD LIBOR + 4.45%, 6.67%, 01/25/29 (d),(g)	$7,014,000	$7,844,359
Countrywide Alternative Loan Trust,
Series 2004-28CB SEQ, Class 3A1, 6.00%, 01/25/35 (d)	773,130	770,014
Series 2005-21CB, Class A17, 6.00%, 06/25/35 (b),(d)	889,070	873,761
Countrywide Asset-Backed Certificates,
Series 2005-15, Class 1AF6, 3.96%, 04/25/36 (d),(g)	3,408	3,428
Series 2006-BC4, Class 2A2, 1 mo. USD LIBOR + ..16%, 2.38%, 11/25/36 (d),(g)	73,019	72,725
Federal Home Loan Mortgage Corp.,
Series 2015-SC02, Class M3, 3.68%, 09/25/45 (d),(g)	866,000	809,915
Series 2016-DNA3, Class M3, 1 mo. USD LIBOR + 5.00%, 7.22%, 12/25/28 (d),(g)	1,784,000	2,088,916
Series 2016-DNA4, Class M3, 1 mo. USD LIBOR + 3.80%, 6.02%, 03/25/29 (d),(g)	1,500,000	1,690,320
Series 2016-HQA3, Class M3, 1 mo. USD LIBOR + 3.85%, 6.07%, 03/25/29 (d),(g)	7,794,000	8,840,602
Series 2016-HQA4, Class M3, 1 mo. USD LIBOR + 3.90%, 6.12%, 04/25/29 (d),(g)	18,497,000	20,897,078
Series 2017-DNA, Class M2, 1 mo. USD LIBOR + 3.25%, 5.47%, 07/25/29 (d),(g)	1,388,000	1,518,888
Series 2017-DNA2, Class M2, 1 mo. USD LIBOR + 3.45%, 5.67%, 10/25/29 (d),(g)	2,592,000	2,864,862
Series 2017-DNA3, Class M2, 1 mo. USD LIBOR + 2.50%, 4.72%, 03/25/30 (d),(g)	4,838,000	5,070,224
Series 2017-HQA1, Class M2, 1 mo. USD LIBOR + 3.55%, 5.77%, 08/25/29 (d),(g)	13,755,000	15,139,441
Series 2017-HQA2, Class M2, 1 mo. USD LIBOR + 2.65%, 4.87%, 12/25/29 (d),(g)	21,703,000	22,771,894
Series 2017-HQA3, Class M2, 1 mo. USD LIBOR + 2.35%, 4.57%, 04/25/30 (d),(g)	2,926,000	3,020,305
Series 2017-HRP1, Class M2, 1 mo. USD LIBOR + 2.45%, 4.67%, 12/25/42 (d),(g)	1,687,000	1,740,191
Series 2017-SPI1, Class M2, 3.99%, 09/25/47 (d),(f),(g)	284,000	264,186
Series 2018-DNA1, Class M2, 1 mo. USD LIBOR + 1.80%, 4.02%, 07/25/30 (d),(g)	28,605,000	28,468,640

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2018 (Unaudited)

Security Description	Principal Amount	Value
Series 2018-HQA1, Class M2, 1 mo. USD LIBOR + 2.30%, 4.52%, 09/25/30 (d),(g)	$9,157,000	$9,275,006
Federal National Mortgage Association,
4.00%, 10/01/48 (d),(m)	125,000,000	126,347,625
4.50%, 11/01/48 (d),(m)	70,500,000	72,639,785
Series 2016-C06, Class 1M2, 1 mo. USD LIBOR + 4.25%, 6.47%, 04/25/29 (d),(g)	40,655,000	46,392,315
Series 2016-C07, Class 2M2, 1 mo. USD LIBOR + 4.35%, 6.57%, 05/25/29 (d),(g)	29,355,000	32,831,806
Series 2017-C01, Class 1M2, 1 mo. USD LIBOR + 3.55%, 5.77%, 07/25/29 (d),(g)	27,530,000	30,174,477
Series 2017-C02, Class 2M2, 1 mo. USD LIBOR + 3.65%, 5.87%, 09/25/29 (d),(g),(h)	26,653,000	29,395,327
Series 2017-C03, Class 1M2, 1 mo. USD LIBOR + 3.00%, 5.22%, 10/25/29 (d),(g)	23,453,000	25,207,050
Series 2017-C04, Class 2M2, 1 mo. USD LIBOR + 2.85%, 5.07%, 11/25/29 (d),(g)	41,623,000	44,014,117
Series 2017-C05, Class 1M2, 1 mo. USD LIBOR + 2.20%, 4.42%, 01/25/30 (d),(g)	34,086,000	35,160,050
Series 2017-C06, Class 1M2, 1 mo. USD LIBOR + 2.65%, 4.87%, 02/25/30 (d),(g)	20,331,000	21,253,905
Series 2017-C06, Class 2M2, 1 mo. USD LIBOR + 2.80%, 5.02%, 02/25/30 (d),(g),(h)	34,109,000	35,748,347
Series 2017-C07, Class 1M2, 1 mo. USD LIBOR + 2.40%, 4.62%, 05/25/30 (d),(g)	8,593,000	8,916,449
Series 2018-C01, Class 1M2, 1 mo. USD LIBOR + 2.25%, 4.47%, 07/25/30 (d),(g),(h)	76,751,000	78,568,694
Series 2018-C02, Class 2M2, 1 mo. USD LIBOR + 2.20%, 4.42%, 08/25/30 (d),(g)	8,357,000	8,467,847
Series 2018-C03, Class 1M2, 1 mo. USD LIBOR + 2.15%, 4.37%, 10/25/30 (d),(g)	31,292,000	31,693,821
Series 2018-C04, Class 2M2, 1 mo. USD LIBOR + 2.55%, 4.77%, 12/25/30 (d),(g),(h)	35,552,000	36,332,722
Series 2018-C05, Class 1M2, 1 mo. USD LIBOR + 2.35%, 4.57%, 01/25/31 (d),(g),(h)	30,408,000	30,899,485
Government National Mortgage Association, 4.00%, 10/01/48 (d),(m)	94,300,000	95,876,507
Oaktown RE Ltd., Series 2017-1A, Class M2, 1 mo. USD LIBOR + 4.00%, 6.22%, 04/25/27 (d),(f),(g),(h)	8,686,000	8,876,475

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2018 (Unaudited)

Security Description	Principal Amount	Value
Radnor RE Ltd., Series 2018-1, Class M2, 1 mo. USD LIBOR + 2.70%, 4.92%, 03/25/28 (d),(f),(g)	$401,000	$402,438
Sequoia Mortgage Trust,
Series 2018-3, Class B4, 3.79%, 03/25/48 (d),(f),(g)	642,000	449,351
Series 2018-5, Class B4, 3.96%, 05/25/48 (d),(f),(g)	649,000	466,471
STACR Trust,
Series 2018-DNA2, Class M2, 1 mo. USD LIBOR + 2.15%, 4.37%, 12/25/30 (d),(f),(g)	20,664,000	20,839,582
Series 2018-DNA3, Class M2, 1 mo. USD LIBOR + 2.10%, 4.23%, 09/25/48 (d),(f),(g),(h)	13,936,000	13,978,421
Series 2018-HRP1, Class M2, 1 mo. USD LIBOR + 1.65%, 3.87%, 04/25/43 (d),(f),(g)	985,466	996,882
Structured Agency Credit Risk,
Series 2015-HQA1, Class M3, 1 mo. USD LIBOR + 4.70%, 6.92%, 03/25/28 (d),(g)	1,848,879	2,129,169
Series 2015-HQA1, Class B, 1 mo. USD LIBOR + 8.80%, 11.02%, 03/25/28 (d),(e),(g)	3,386,364	3,933,194
Series 2015-HQA2, Class M3, 1 mo. USD LIBOR + 4.80%, 7.02%, 05/25/28 (d),(g)	5,130,000	5,991,681
Series 2016-DNA1, Class M3, 1 mo. USD LIBOR + 5.55%, 7.77%, 07/25/28 (d),(g),(h)	34,897,681	42,168,613
Series 2016-DNA2, Class M3, 1 mo. USD LIBOR + 4.65%, 6.87%, 10/25/28 (d),(g)	7,380,000	8,494,823
Series 2016-HQA1, Class M3, 1 mo. USD LIBOR + 6.35%, 8.57%, 09/25/28 (d),(g)	5,109,000	6,280,611
Series 2016-HQA2, Class M3, 1 mo. USD LIBOR + 5.15%, 7.37%, 11/25/28 (d),(g),(h)	14,088,000	16,707,382
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-14, Class 1A1, 6.00%, 10/25/37 (b),(d)	852,760	843,642

		1,123,298,534

Commercial Mortgage-Backed Securities — 8.2%
280 Park Avenue Mortgage Trust, Series 2017-280P, Class F, 1 mo. USD LIBOR + 2.83%, 4.99%, 09/15/34 (d),(f),(g)	8,000,000	8,003,632

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2018 (Unaudited)

Security Description	Principal Amount	Value
Ashford Hospitality Trust, Series 2018-ASHF, Class E, 1 mo. USD LIBOR + 3.10%, 5.26%, 04/15/35 (d),(f),(g)	$3,000,000	$3,022,566
Banc of America Commercial Mortgage Trust,
Series 2006-4, Class AJ, 5.70%, 07/10/46 (g)	—	0
Series 2007-1 SEQ, Class AMFX, 5.48%, 01/15/49 (b),(g),(h)	8,831,651	8,952,786
Series 2007-3, Class F, 5.87%, 06/10/49 (f),(g)	3,013,735	3,019,461
Series 2007-4, Class F, 5.93%, 02/10/51 (f),(g)	4,346,073	4,370,411
Series 2007-4, Class G, 5.93%, 02/10/51 (f),(g)	2,478,404	2,527,229
Bank 2017-BNK4, Series 2017-BNK8, Class A4, 3.49%, 11/15/50 (b),(d)	4,200,000	4,094,009
BBCMS Trust,
Series 2014-BXO, Class D, 1 mo. USD LIBOR + 3.00%, 5.16%, 08/15/27 (d),(f),(g)	2,084,912	2,088,408
Series 2014-BXO, Class E, 1 mo. USD LIBOR + 3.75%, 5.91%, 08/15/27 (d),(f),(g)	1,546,000	1,548,121
BBCMS Trust 2018-CBM, Series 2018-CBM, Class D, 1 mo. USD LIBOR + 2.39%, 4.55%, 07/15/37 (d),(f),(g)	2,000,000	2,007,734
Bear Stearns Commercial Mortgage Securities Trust,
Series 2005-PWR9, Class F, 5.23%, 09/11/42 (f),(g),(h)	6,040,708	6,061,246
Series 2006-PW13, Class D, 5.75%, 09/11/41 (f),(g)	2,022,991	2,094,200
Series 2007-PW16, Class C, 5.94%, 06/11/40 (b),(f),(g),(h)	6,603,051	6,622,199
Series 2007-PW18, Class AJA, 6.58%, 06/11/50 (g)	1,648,193	1,649,676
Series 2007-PW18, Class B, 6.58%, 06/11/50 (f),(g)	495,427	505,336
Series 2007-T26, Class AM, 5.51%, 01/12/45 (b),(g)	44,214	44,798
Benchmark Mortgage Trust, Series 2018-B2 SEQ, Class A5, 3.88%, 02/15/51 (d)	5,000,000	5,040,115
BHMS, Series 2018-ATLS, Class C, 1 mo. USD LIBOR + 1.90%, 4.06%, 07/15/35 (d),(f),(g)	3,000,000	2,999,991
BX Trust,
Series 2017-SLCT, Class E, 1 mo. USD LIBOR + 3.15%, 5.31%, 07/15/34 (d),(f),(g)	8,418,655	8,451,075
Series 2017-SLCT, Class F, 1 mo. USD LIBOR + 4.25%, 6.41%, 07/15/34 (d),(f),(g)	3,550,913	3,569,921

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2018 (Unaudited)

Security Description	Principal Amount	Value
Series 2018-GW, Class F, 1 mo. USD LIBOR + 2.42%, 4.58%, 05/15/35 (d),(f),(g)	$2,500,000	$2,510,905
BXP Trust, Series 2017-CQHP, Class E, 1 mo. USD LIBOR + 3.00%, 5.16%, 11/15/34 (d),(f),(g)	1,000,000	999,498
Caesars Palace Las Vegas Trust, Series 2017-VICI, Class E, 4.50%, 10/15/34 (d),(f),(g)	3,600,000	3,535,006
CCRESG Commercial Mortgage Trust, Series 2016-HEAT, Class E, 5.67%, 04/10/29 (f),(g)	626,142	627,034
CD Mortgage Trust, Series 2017-CD6, Class A5, 3.46%, 11/13/50 (d)	3,800,000	3,706,125
CFCRE Commercial Mortgage Trust,
Series 2016-C6, Class D, 4.36%, 11/10/49 (d),(f),(g)	3,266,000	2,849,356
Series 2016-C7, Class D, 4.59%, 12/10/54 (d),(f),(g)	1,605,000	1,422,420
CGGS Commercial Mortgage Trust, Series 2018-WSS, Class E, 1 mo. USD LIBOR + 3.15%, 5.31%, 02/15/37 (f),(g)	6,289,051	6,344,042
CHT Mortgage Trust, Series 2017-CSMO, Class F, 1 mo. USD LIBOR + 3.74%, 5.90%, 11/15/36 (d),(f),(g)	8,000,000	8,069,992
Citigroup Commercial Mortgage Trust,
Series 2006-C4, Class C, 6.40%, 03/15/49 (b),(g)	1,594,396	1,632,502
Series 2015-GC27, Class D, 4.58%, 02/10/48 (f),(g)	1,239,361	1,140,783
Series 2015-GC29, Class D, 3.11%, 04/10/48 (d),(f),(h)	4,286,000	3,649,212
Series 2015-GC31, Class D, 4.20%, 06/10/48 (d),(g)	1,850,000	1,629,086
Series 2016-C3, Class D, 3.00%, 11/15/49 (d),(f)	1,826,000	1,452,006
Series 2018-B2 SEQ, Class A4, 4.01%, 03/10/51 (d)	2,060,000	2,086,601
COBALT CMBS Commercial Mortgage Trust, Series 2007-C2, Class AJFX, 5.57%, 04/15/47 (b),(g)	2,922,375	2,930,266
COBALT Commercial Mortgage Trust, Series 2007-C3, Class AJ, 6.02%, 05/15/46 (g)	4,694,331	4,763,807
COMM Mortgage Trust,
Series 2013-CR12, Class C, 5.25%, 10/10/46 (g)	2,398,831	2,404,653
Series 2015-PC1, Class C, 4.59%, 07/10/50 (g)	1,387,326	1,356,032

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2018 (Unaudited)

Security Description	Principal Amount	Value
Commercial Mortgage Trust,
Series 2006-C8 SEQ, Class AJ, 5.38%, 12/10/46 (b)	$442,122	$445,084
Series 2014-PAT, Class E, 1 mo. USD LIBOR + 3.15%, 5.28%, 08/13/27 (b),(d),(f),(g)	2,400,000	2,409,082
Series 2014-TWC, Class D, 1 mo. USD LIBOR + 2.25%, 4.40%, 02/13/32 (f),(g)	1,903,058	1,914,958
Series 2015-CR23, Class D, 4.39%, 05/10/48 (b),(d),(g)	1,745,000	1,520,949
Credit Suisse Commercial Mortgage Trust,
Series 2007-C1, Class AMFX, 5.42%, 02/15/40 (f),(g),(h)	4,594,507	4,598,642
Series 2007-C1, Class AM, 5.42%, 02/15/40 (b),(h)	5,640,032	5,645,108
Series 2007-C2, Class AJ, 5.75%, 01/15/49 (g)	5,518,831	5,604,924
Series 2008-C1, Class AM, 6.17%, 02/15/41 (f),(g)	1,945,806	1,942,693
CSAIL Commercial Mortgage Trust,
Series 2015-C2, Class D, 4.35%, 06/15/57 (d),(g)	1,282,000	1,075,079
Series 2015-C3, Class D, 3.50%, 08/15/48 (d),(g),(h)	3,139,000	2,537,596
GE Commercial Mortgage Corp., Series 2007-C1, Class AM, 5.61%, 12/10/49 (b),(g),(h)	13,597,433	13,529,446
GE Commercial Mortgage Corp. Trust, Series 2007-C1 SEQ, Class AMFX, 5.54%, 12/10/49 (b),(f),(g)	206,192	204,997
GS Mortgage Securities Corp. II, Series 2017-GS8, Class A4, 3.47%, 11/10/50 (d)	5,700,000	5,539,722
GS Mortgage Securities Corp. Trust, Series 2018-CHLL, Class E, 1 mo. USD LIBOR + 2.35%, 4.51%, 02/15/37 (f),(g)	2,598,201	2,618,509
GS Mortgage Securities Trust,
Series 2007-GG10, Class AM, 5.98%, 08/10/45 (g),(h)	4,690,637	4,709,399
Series 2012-GC6, Class D, 5.84%, 01/10/45 (f),(g),(h)	5,961,773	5,865,317
Series 2013-GC12, Class D, 4.59%, 06/10/46 (d),(f),(g),(h)	10,077,137	9,168,613
Series 2017-SLP, Class E, 4.74%, 10/10/32 (d),(f),(g)	5,000,000	4,861,515
Hyatt Hotel Portfolio Trust,
Series 2017-HYT2, Class D, 1 mo. USD LIBOR + 1.85%, 4.01%, 08/09/32 (d),(f),(g)	3,500,000	3,507,007
Series 2017-HYT2, Class F, 1 mo. USD LIBOR +3.05%, 5.21%, 08/09/32 (d),(f),(g)	4,225,000	4,246,121

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2018 (Unaudited)

Security Description	Principal Amount	Value
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2018-LAQ, Class E, 1 mo. USD LIBOR + 3.00%, 5.16%, 06/15/35 (d),(f),(g)	$2,500,000	$2,526,685
JP Morgan Chase Commercial Mortgage Securities Trust,
Series 2003-CB7, Class H, 5.90%, 01/12/38 (b),(f),(g)	4,065,178	4,181,442
Series 2005-CB13, Class AJ, 5.77%, 01/12/43 (b),(g),(h)	9,550,418	9,605,811
Series 2005-LDP2, Class G, 5.65%, 07/15/42 (f),(g),(h)	7,263,593	7,317,344
Series 2006-CB14, Class AJ, 5.77%, 12/12/44 (b),(g)	103,733	103,837
Series 2006-CB15, Class AM, 5.86%, 06/12/43 (g),(h)	16,036,191	16,150,048
Series 2007-CB18, Class AM, 5.47%, 06/12/47 (b),(g)	182,544	183,347
Series 2007-CB20, Class D, 6.44%, 02/12/51 (f),(g)	1,487,233	1,511,326
Series 2007-LD11, Class AM, 6.18%, 06/15/49 (g),(h)	6,331,974	6,438,984
Series 2010-C1, Class B, 5.95%, 06/15/43 (f)	2,726,593	2,767,705
Series 2014-BXH, Class E, 1 mo. USD LIBOR + 3.75%, 5.91%, 04/15/27 (d),(f),(g)	1,413,798	1,413,929
Series 2014-C20, Class D, 4.72%, 07/15/47 (b),(d),(f),(g)	3,813,137	3,354,363
Series 2018-ASH8, Class E, 1 mo. USD LIBOR + 3.00%, 5.16%, 02/15/35 (d),(f),(g)	3,000,000	3,016,956
Series 2018-PHH, Class E, 1 mo. USD LIBOR + 2.41%, 4.57%, 06/15/35 (d),(f),(g)	3,000,000	3,013,152
JPMBB Commercial Mortgage Securities Trust,
Series 2013-C12, Class D, 4.23%, 07/15/45 (g),(h)	7,875,536	7,199,736
Series 2015-C28, Class D, 3.88%, 10/15/48 (d),(f),(g)	5,074,000	4,256,203
Series 2015-C28, Class C, 4.38%, 10/15/48 (g),(h)	6,040,592	5,868,677
Series 2015-C30, Class D, 3.94%, 07/15/48 (d),(g)	564,500	494,430
Series 2015-C30, Class C, 4.44%, 07/15/48 (d),(g),(h)	11,768,000	11,538,983
JPMDB Commercial Mortgage Securities Trust, Series 2017-C7 SEQ, Class A5, 3.41%, 10/15/50 (b),(d)	4,950,000	4,802,267
LB Commercial Mortgage Trust,
Series 2007-C3, Class AJFL, 1 mo. USD LIBOR + ..35%, 2.51%, 07/15/44 (b),(f),(g)	3,928,222	3,896,796
Series 2007-C3, Class AJ, 6.09%, 07/15/44 (g)	1,156,779	1,164,992

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2018 (Unaudited)

Security Description	Principal Amount	Value
LB UBS Commercial Mortgage Trust, Series 2008-C1, Class AM, 6.32%, 04/15/41 (g),(h)	$4,455,680	$4,628,115
LB-UBS Commercial Mortgage Trust,
Series 2006-C1, Class C, 5.34%, 02/15/41 (g),(h)	7,680,821	7,683,893
Series 2006-C4, Class G, 6.42%, 06/15/38 (f),(g)	846,716	851,711
Series 2007-C1, Class F, 5.61%, 02/15/40 (g),(h)	6,305,263	6,342,464
Series 2007-C6, Class AJ, 6.48%, 07/15/40 (b),(g),(h)	17,764,606	18,063,051
Lone Star Portfolio Trust, Series 2015-LSP, Class E, 1 mo. USD LIBOR + 5.60%, 8.01%, 09/15/28 (d),(f),(g)	7,081,748	7,121,632
LSTAR Commercial Mortgage Trust, Series 2015-3, Class D, 3.22%, 04/20/48 (d),(f),(g)	3,194,000	2,492,952
Merrill Lynch Mortgage Trust,
Series 2006-C1, Class AJ, 5.78%, 05/12/39 (b),(g)	1,263,252	1,264,768
Series 2006-C2, Class AJ, 5.80%, 08/12/43 (g)	—	0
Series 2007-C1, Class AM, 6.00%, 06/12/50 (b),(g)	1,135,064	1,135,745
ML-CFC Commercial Mortgage Trust,
Series 2007-6, Class AM, 5.53%, 03/12/51 (g),(h)	5,075,644	5,099,500
Series 2007-7, Class AMFL, 1 mo. USD LIBOR + .23%, 2.33%, 06/12/50 (b),(f),(g)	673,964	673,425
Series 2007-7, Class AM, 5.75%, 06/12/50 (b),(g)	695,109	694,622
Series 2007-8, Class AMA, 5.84%, 08/12/49 (g)	—	0
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2013-C13, Class D, 5.05%, 11/15/46 (f),(g),(h)	5,017,893	4,924,796
Series 2014-C19, Class D, 3.25%, 12/15/47 (d),(f)	3,660,000	3,111,974
Series 2015-C21, Class D, 4.30%, 03/15/48 (d),(f),(g)	4,754,000	4,071,592
Series 2015-C23, Class D, 4.27%, 07/15/50 (d),(f),(g)	2,195,000	1,974,694
Series 2015-C27, Class D, 3.24%, 12/15/47 (d),(f),(g)	1,466,500	1,245,815

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2018 (Unaudited)

Security Description	Principal Amount	Value
Series 2016-C29, Class D, 3.00%, 05/15/49 (d),(f)	$2,517,000	$1,979,303
Series 2016-C30, Class D, 3.00%, 09/15/49 (d),(f),(g)	1,323,000	1,035,135
Series 2016-C32, Class D, 3.40%, 12/15/49 (d),(f),(g)	991,000	797,655
Series 2017-C34 SEQ, Class A4, 3.54%, 11/15/52 (b),(d)	2,907,303	2,845,517
Morgan Stanley Capital I Trust,
Series 2006-HQ10, Class AJ, 5.39%, 11/12/41 (b),(g)	6,130,007	6,140,428
Series 2006-HQ8, Class D, 5.79%, 03/12/44 (g)	1,553,889	1,543,478
Series 2006-HQ9, Class E, 5.90%, 07/12/44 (g),(h)	5,483,796	5,536,989
Series 2007-IQ14, Class AM, 5.76%, 04/15/49 (g)	—	0
Series 2007-T25, Class AJ, 5.57%, 11/12/49 (b),(g),(h)	11,158,457	11,291,243
Series 2016-UB12, Class D, 3.31%, 12/15/49 (d),(f)	1,761,000	1,350,890
Series 2017-JWDR, Class E, 1 mo. USD LIBOR + 3.05%, 5.21%, 11/15/34 (d),(f),(g)	6,000,000	6,021,894
Series 2018-BOP, Class F, 1 mo. USD LIBOR + 2.50%, 4.66%, 08/15/33 (d),(f),(g)	1,000,000	1,003,213
Morgan Stanley Capital Trust, Series 2007-IQ15, Class AJ, 6.33%, 06/11/49 (b),(g)	1,638,615	1,676,795
Motel 6 Trust, Series 2017-MTL6, Class E, 1 mo. USD LIBOR + 3.25%, 5.41%, 08/15/34 (d),(f),(g),(h)	12,886,373	12,957,042
Palisades Center Trust, Series 2016-PLSD, Class D, 4.74%, 04/13/33 (d),(f)	6,907,000	6,773,515
PFP Ltd., Series 2017-3, Class D, 1 mo. USD LIBOR + 3.50%, 5.66%, 01/14/35 (d),(f),(g)	1,000,000	1,005,144
TPG Real Estate Finance Issuer Ltd., Series 2018-FL1, Class D, 1 mo. USD LIBOR + 2.70%, 4.86%, 02/15/35 (d),(f),(g)	1,500,000	1,513,100
UBS Commercial Mortgage Trust, Series 2018-NYCH, Class F, 1 mo. USD LIBOR + 3.82%, 5.98%, 02/15/32 (d),(f),(g)	798,000	794,718
UBS-Citigroup Commercial Mortgage Trust, Series 2011-C1, Class E, 6.25%, 01/10/45 (f),(g)	2,478,721	2,433,028
Wachovia Bank Commercial Mortgage Trust,
Series 2006-C28, Class D, 5.72%, 10/15/48 (g)	6,904,160	6,879,305
Series 2006-C29, Class C, 5.44%, 11/15/48 (g)	2,200,710	2,202,691

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2018 (Unaudited)

Security Description	Principal Amount	Value
Series 2007-C30, Class AJ, 5.41%, 12/15/43 (b),(g),(h)	$6,804,445	$6,810,569
Series 2007-C31, Class D, 5.93%, 04/15/47 (g)	908,997	912,178
Series 2007-C31, Class E, 5.96%, 04/15/47 (g)	2,697,321	2,718,360
Waldorf Astoria Boca Raton Trust, Series 2016-BOCA, Class E, 1 mo. USD LIBOR + 4.35%, 6.51%, 06/15/29 (d),(f),(g)	3,000,000	3,005,661
Wells Fargo Commercial Mortgage Trust,
Series 2015-C27, Class D, 3.77%, 02/15/48 (d),(f)	6,903,000	5,764,668
Series 2015-C31, Class D, 3.85%, 11/15/48 (d)	3,546,000	3,009,643
Series 2015-LC20, Class D, 4.51%, 04/15/50 (d),(f),(g),(h)	5,292,000	4,780,862
Series 2015-NXS2, Class C, 4.39%, 07/15/58 (d),(g)	9,557,000	9,445,986
Series 2015-NXS4, Class E, 3.75%, 12/15/48 (d),(f),(g)	2,629,000	2,086,495
Series 2016-C34, Class D, 5.20%, 06/15/49 (d),(f),(g)	1,868,000	1,676,339
Series 2016-C34, Class C, 5.20%, 06/15/49 (g),(h)	7,139,495	7,254,555
WFRBS Commercial Mortgage Trust,
Series 2014-C19, Class D, 4.23%, 03/15/47 (d),(f)	3,500,000	3,011,711
Series 2014-C25, Class D, 3.80%, 11/15/47 (f),(g),(h)	5,695,908	4,940,346

		515,113,219

Interest Only Commercial Mortgage-Backed Securities — 0.4%
Citigroup Commercial Mortgage Trust, Series 2015-GC29, Class XA, 1.25%, 04/10/48 (d),(g),(h)	13,896,836	697,343
Commercial Mortgage Trust,
Series 2014-UBS4, Class XA, 1.34%, 08/10/47 (d),(g)	20,112,764	918,731
Series 2014-UBS5, Class XA, 1.17%, 09/10/47 (b),(d),(g)	3,933,123	137,022
Series 2015-CR23, Class XA, 1.10%, 05/10/48 (b),(d),(g)	12,143,415	501,207
CSAIL Commercial Mortgage Trust,
Series 2015-C2, Class XA, 0.95%, 06/15/57 (b),(d),(g)	39,669,200	1,612,950
Series 2015-C3, Class XA, 0.98%, 08/15/48 (d),(g),(h)	34,027,640	1,276,309
GS Mortgage Securities Trust, Series 2015-GC32, Class XA, 0.98%, 07/10/48 (d),(g),(h)	23,490,240	948,700

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2018 (Unaudited)

Security Description	Principal Amount	Value
JPMBB Commercial Mortgage Securities Trust, Series 2015-C30, Class XA, 0.76%, 07/15/48 (d),(g),(h)	$50,952,622	$1,513,497
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2015-C22, Class XA, 1.26%, 04/15/48 (d),(g),(h)	18,913,798	949,075
Series 2015-C23, Class XA, 0.84%, 07/15/50 (d),(g),(h)	55,659,340	1,591,746
Series 2015-C25, Class XA, 1.27%, 10/15/48 (d),(g),(h)	35,971,425	1,999,688
Wells Fargo Commercial Mortgage Trust,
Series 2014-LC18, Class XA, 1.24%, 12/15/47 (d),(g),(h)	41,856,412	2,040,207
Series 2015-C29, Class XA, 0.85%, 06/15/48 (d),(g),(h)	120,495,445	4,274,455
Series 2016-C32, Class XA, 1.49%, 01/15/59 (d),(g),(h)	37,843,309	2,654,330

		21,115,260

Inverse Interest Only Collateralized Mortgage Obligations — 0.1%
Federal National Mortgage Association,
Series 2014-28, Class SB, (1) X 1 mo. USD LIBOR + 6.05%, 3.83%, 05/25/44 (b),(d),(g)	21,247,688	3,101,695
Series 2015-13, Class ST, (1) X 1 mo. USD LIBOR + 5.60%, 3.38%, 03/25/45 (b),(d),(g)	13,068,116	1,903,136
Government National Mortgage Association, Series 2018-93, Class SA, (1) x 1 mo. USD LIBOR + 6.20%, 4.03%, 07/20/48 (d),(g)	8,450,577	1,313,397

		6,318,228

Total North America		1,665,845,241

TOTAL MORTGAGE-BACKED SECURITIES (COST $1,612,415,926)		1,665,845,241

U.S. GOVERNMENT SPONSORED AGENCY SECURITIES — 0.6%
North America — 0.6%
Inverse Interest Only Collateralized Mortgage Obligations — 0.6%
Government National Mortgage Association,
Series 2011-157, Class LS, (1) X 1 mo. USD LIBOR + 6.63%, 4.46%, 12/20/41 (b),(d),(g)	6,019,134	1,186,991
Series 2012-96, Class SA, (1) X 1 mo. USD LIBOR + 6.10%, 3.93%, 08/20/42 (b),(d),(g)	6,181,711	1,010,493

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2018 (Unaudited)

Security Description	Principal Amount	Value
Series 2013-188, Class SA, (1) X 1 mo. USD LIBOR + 6.15%, 3.98%, 12/20/43 (b),(d),(g)	$5,781,027	$762,252
Series 2014-116, Class SC, (1) X 1 mo. USD LIBOR + 5.60%, 3.43%, 08/20/44 (b),(d),(g)	4,059,967	522,863
Series 2015-148, Class SL, (1) X 1 mo. USD LIBOR + 5.68%, 3.51%, 10/20/45 (b),(d),(g)	17,262,450	2,342,273
Series 2015-151, Class SC, (1) X 1 mo. USD LIBOR + 6.15%, 3.98%, 10/20/45 (b),(d),(g)	10,091,969	1,617,894
Series 2015-161, Class AS, (1) X 1 mo. USD LIBOR + 6.20%, 4.03%, 11/20/45 (b),(d),(g)	8,652,778	1,521,876
Series 2015-162, Class LS, (1) X 1 mo. USD LIBOR + 6.20%, 4.03%, 11/20/45 (b),(d),(g)	12,168,368	1,880,986
Series 2016-5, Class QS, (1) X 1 mo. USD LIBOR + 6.20%, 4.03%, 01/20/46 (b),(d),(g)	13,954,980	2,324,160
Series 2017-101, Class SL, (1) X 1 mo. USD LIBOR + 6.20%, 4.03%, 07/20/47 (d),(g)	11,558,941	1,898,071
Series 2017-114, Class SP, (1) X 1 mo. USD LIBOR + 6.20%, 4.03%, 07/20/47 (b),(d),(g)	8,706,617	1,439,926
Series 2017-117, Class BS, (1) x 1 mo. USD LIBOR + 6.20%, 4.03%, 08/20/47 (d),(g)	6,801,927	1,162,939
Series 2017-117, Class SA, (1) x 1 mo. USD LIBOR + 6.20%, 4.03%, 08/20/47 (d),(g)	8,362,079	1,531,908
Series 2017-156, Class SB, (1) x 1 mo. USD LIBOR + 6.20%, 4.03%, 10/20/47 (b),(d),(g)	9,155,456	1,754,259
Series 2017-56, Class AS, (1) X 1 mo. USD LIBOR + 6.15%, 3.98%, 04/20/47 (d),(g)	8,328,498	1,449,167
Series 2017-73, Class SM, (1) X 1 mo. USD LIBOR + 6.20%, 4.03%, 05/20/47 (b),(d),(g)	8,493,327	1,482,171
Series 2017-78, Class CS, (1) X 1 mo. USD LIBOR + 6.20%, 4.03%, 05/20/47 (b),(d),(g)	17,339,819	3,338,678
Series 2018-27, Class HS, (1) x 1 mo. USD LIBOR + 6.20%, 4.03%, 02/20/48 (d),(g)	5,121,875	776,978
Series 2018-48, Class SA, (1) x 1 mo. USD LIBOR + 6.20%, 4.03%, 04/20/48 (d),(g)	10,884,306	2,018,973

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2018 (Unaudited)

Security Description	Principal Amount	Value
Series 2018-54, Class AS, (1) x 1 mo. USD LIBOR + 5.72%, 3.55%, 04/20/48 (d),(g)	$6,487,725	$766,408
Series 2018-54, Class SA, (1) x 1 mo. USD LIBOR + 6.25%, 4.08%, 04/20/48 (d),(g)	19,463,175	2,846,976
Series 2018-64, Class SG, (1) x 1 mo. USD LIBOR + 6.20%, 4.03%, 05/20/48 (d),(g)	6,199,353	911,162
Series 2018-65, Class PS, (1) x 1 mo. USD LIBOR + 6.15%, 3.98%, 05/20/48 (d),(g)	9,494,126	1,397,659
Series 2018-78, Class AS, (1) x 1 mo. USD LIBOR + 6.20%, 4.03%, 06/20/48 (d),(g)	18,753,782	2,808,548

TOTAL U.S. GOVERNMENT SPONSORED AGENCY SECURITIES (COST $38,721,700)		38,753,611

U.S. TREASURY OBLIGATIONS — 6.0%
North America — 6.0%
U.S. Treasury Inflation Indexed Notes,
0.13%, 07/15/26 (b),(d)	31,539,900	29,745,247
0.38%, 07/15/25 - 07/15/27 (b),(d)	17,998,240	17,295,105
0.50%, 01/15/28 (d)	35,502,337	34,082,244
0.63%, 01/15/26 (b),(d)	50,907,840	49,824,060
0.75%, 07/15/28 (d)	13,051,220	12,846,105
U.S. Treasury Notes,
1.50%, 10/31/19	23,834,200	23,535,342
1.63%, 06/30/19 - 08/31/19	117,502,600	116,526,122
1.75%, 09/30/19	69,834,200	69,212,239
3.63%, 08/15/19	23,834,200	24,036,232

TOTAL U.S. TREASURY OBLIGATIONS (COST $383,046,438)		377,102,696

Security Description	Shares	Value

EXCHANGE-TRADED FUNDS — 2.5%
Invesco Emerging Markets Sovereign Debt ETF (b),(d)	33,912	914,946
iShares Core MSCI Emerging Markets ETF (b),(d)	303,163	15,697,780
iShares Core S&P 500 ETF (d)	150,000	43,909,500
SPDR Dow Jones International Real Estate ETF (b),(d)	472,960	18,090,720
Vanguard Emerging Markets Government Bond ETF (b),(d)	9,425	714,698
Vanguard FTSE Emerging Markets ETF (b),(d)	401,644	16,467,404
Vanguard Global ex-U.S. Real Estate ETF (b),(d)	483,595	27,163,531
Vanguard REIT ETF (b),(d)	376,864	30,405,387

TOTAL EXCHANGE-TRADED FUNDS (COST $149,635,045)		153,363,966

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2018 (Unaudited)

Security Description	Shares	Value

INVESTMENTS IN INVESTEE FUNDS — 9.8%
North America — 7.6%
EJF Debt Opportunities Offshore Fund, Ltd. (cost $ 250,000,000) (a),(e),(n)	2,500,000	$250,250,000
GCM Equity Partners LP (cost $ 22,604,488) (a),(e),(n)		37,082,637
GCM Offshore Equity Partners LP (cost $ 15,861,069) (a),(e),(n)		25,791,454
Glenview Capital Partners (Cayman), Ltd. (cost $ 125,000,000) (a),(e),(n)	125,000	166,217,500

Total North America		479,341,591

Europe — 2.2%
GCM Equity Master Fund Glenview LP (cost $ 120,616,416) (a),(e),(n)		136,829,912

Total Europe		136,829,912

TOTAL INVESTMENTS IN INVESTEE FUNDS (COST $534,081,973)		616,171,503

	Strike		Expiration Date	Contracts	Notional Amount	Premium Paid	Market Value	Unrealized Appreciation (Depreciation)

PURCHASED OPTIONS — 0.0%
Exchange-Traded Call Options — 0.0%
Airbus SE	110.00	EUR	12/21/18	126	$1,363,068	$71,290	$65,978	$(5,312)
Akzo Nobel NV	84.00	EUR	12/21/18	126	1,014,804	30,271	23,041	(7,230)
Akzo Nobel NV	82.00	EUR	11/16/18	126	1,014,804	30,564	21,798	(8,766)
Alphabet, Inc.	1,280.00	USD	10/19/18	9	1,086,372	37,301	1,863	(35,438)
Alphabet, Inc.	1,300.00	USD	12/21/18	9	1,086,372	50,936	17,190	(33,746)
Atos SE	110.00	EUR	12/21/18	126	1,291,500	51,521	33,647	(17,874)
Atos SE	105.00	EUR	12/21/18	252	2,583,000	110,061	115,425	5,364
Atos SE	108.00	EUR	12/21/18	126	1,291,500	64,093	41,913	(22,180)
Atos SE	112.00	EUR	12/21/18	63	645,750	30,295	13,605	(16,690)
AXA SA	24.00	EUR	11/16/18	1,264	2,926,160	54,434	46,228	(8,206)
BASF SE	84.00	EUR	12/21/18	252	1,926,288	51,422	18,140	(33,282)
BASF SE	80.00	EUR	11/16/18	126	963,144	22,506	14,483	(8,023)
BNP Paribas SA	53.00	EUR	11/16/18	316	1,665,636	46,812	59,803	12,991
BNP Paribas SA	52.00	EUR	10/19/18	316	1,665,636	42,016	60,721	18,705
BNP Paribas SA	56.00	EUR	11/16/18	632	3,331,272	92,951	47,696	(45,255)
Capgemini SE	112.00	EUR	11/16/18	126	1,365,840	27,273	30,429	3,156
Capgemini SE	114.00	EUR	11/16/18	126	1,365,840	24,958	20,920	(4,038)
Capgemini SE	112.00	EUR	10/19/18	126	1,365,840	21,438	10,021	(11,417)
Commerzbank AG	9.00	EUR	11/16/18	1,264	1,128,246	69,066	71,911	2,845
Credit Agricole SA	13.00	EUR	11/16/18	1,896	2,348,386	80,961	53,933	(27,028)
Danone SA	70.00	EUR	12/21/18	253	1,687,510	30,515	24,675	(5,840)
Danske Bank A/S	185.00	DKK	10/19/18	240	240	19,623	374	(19,249)
Euro Stoxx 50	3,575.00	EUR	10/19/18	222	7,546,224	121,477	1,546	(119,931)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2018 (Unaudited)

	Strike		Expiration Date	Contracts	Notional Amount	Premium Paid	Market Value	Unrealized Appreciation (Depreciation)
Euro Stoxx 50	3,500.00	EUR	10/19/18	348	$11,829,216	$159,015	$18,990	$(140,025)
Euro Stoxx 50	3,450.00	EUR	12/21/18	286	9,721,712	132,083	184,626	52,543
Euro Stoxx 50	3,400.00	EUR	10/19/18	286	9,721,712	50,863	137,141	86,278
Euro Stoxx 50	3,400.00	EUR	11/16/18	221	7,512,232	117,089	158,061	40,972
Fiat Chrysler Automobiles NV	17.00	EUR	12/20/18	38	665,380	21,101	16,373	(4,728)
FTSE 100 Index	7,800.00	GBP	10/19/18	48	3,604,896	48,085	2,190	(45,895)
ING Groep NV	12.00	EUR	11/16/18	1,264	1,639,408	38,110	17,611	(20,499)
Kering SA	480.00	EUR	11/16/18	13	600,210	15,831	16,897	1,066
Koninklijke DSM NV	90.00	EUR	12/21/18	126	1,342,252	43,043	57,200	14,157
Koninklijke DSM NV	90.00	EUR	11/16/18	126	1,342,252	32,812	50,763	17,951
Koninklijke KPN NV	2.30	EUR	10/19/18	5,056	46,130,944	25,301	23,481	(1,820)
Koninklijke KPN NV	2.30	EUR	11/16/18	5,056	46,130,944	40,094	35,222	(4,872)
Microsoft Corp.	120.00	USD	11/16/18	190	2,173,030	29,454	27,740	(1,714)
Omnicom Group, Inc.	70.00	USD	10/19/18	190	1,292,380	46,266	18,050	(28,216)
Orange SA	14.50	EUR	12/21/18	1,264	1,736,104	21,540	18,345	(3,195)
Organge SA	14.00	EUR	11/16/18	1,264	1,736,104	34,762	33,020	(1,742)
Publicis Groupe SA	54.00	EUR	11/16/18	316	1,626,768	58,694	33,937	(24,757)
Publicis Groupe SA	53.00	EUR	11/16/18	316	1,626,768	61,735	48,063	(13,672)
Renault SA	84.00	EUR	12/21/18	126	938,700	32,376	14,922	(17,454)
Renault SA	76.00	EUR	10/19/18	126	938,700	26,718	18,067	(8,651)
Renault SA	80.00	EUR	12/21/18	126	938,700	27,449	25,162	(2,287)
Renault SA	75.00	EUR	12/21/18	126	938,700	37,815	51,495	13,680
Safran SA	110.00	EUR	12/21/18	63	760,410	32,718	94,578	61,860
Safran SA	120.00	EUR	10/19/18	126	1,520,820	35,605	43,302	7,697
Safran SA	125.00	EUR	12/21/18	126	1,520,820	65,963	62,028	(3,935)
SAP SE	110.00	EUR	11/16/18	126	1,549,800	31,922	24,870	(7,052)
SAP SE	110.00	EUR	10/19/18	126	1,549,800	19,771	13,605	(6,166)
SAP SE	104.00	EUR	11/16/18	126	1,535,562	27,213	62,906	35,693
SAP SE	103.00	EUR	10/19/18	126	1,535,562	22,875	61,004	38,129
Thales SA	125.00	EUR	12/21/18	126	1,541,610	30,778	30,575	(203)
Unicredit SpA	13.00	EUR	10/18/18	126	1,890,000	77,814	78,442	628
Unicredit SpA	15.00	EUR	11/15/18	126	1,890,000	59,686	18,652	(41,034)
Vivendi SA	22.00	EUR	12/21/18	632	1,401,144	86,133	88,054	1,921
Vodafone Group PLC	1.95	GBP	11/16/18	632	103,964,000	41,174	—	(41,174)
Vodafone Group PLC	1.90	GBP	10/19/18	632	103,964,000	45,246	—	(45,246)
Vodafone Group PLC	1.70	GBP	10/19/18	1,011	166,309,500	43,662	31,746	(11,916)
Vodafone Group PLC	1.70	GBP	11/16/18	1,011	166,309,500	65,526	37,885	(27,641)

						$2,968,106	$2,450,343	$(517,763)

Exchange-Traded Put Options — 0.0%
Aegon NV	5.20	EUR	10/19/18	1,896	$1,219,128	$58,982	$5,503	$(53,479)
Aegon NV	5.40	EUR	11/16/18	1,896	1,219,128	29,743	26,416	(3,327)
Ageas	45.00	EUR	11/16/18	253	1,171,643	23,112	21,003	(2,109)
Allianz SE	190.00	EUR	11/16/18	126	2,413,656	60,372	63,857	3,485
Atos SE	110.00	EUR	12/21/18	126	1,291,500	60,395	136,052	75,657
Banco Bilbao Vizcaya Argentaria, SA	5.25	EUR	10/19/18	1,896	1,040,904	43,624	18,711	(24,913)
Banco Bilbao Vizcaya Argentaria, SA	5.25	EUR	11/16/18	1,896	1,040,904	65,649	34,121	(31,528)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2018 (Unaudited)

	Strike		Expiration Date	Contracts	Notional Amount	Premium Paid	Market Value	Unrealized Appreciation (Depreciation)
BNP Paribas SA	51.00	EUR	11/16/18	253	$1,333,563	$37,799	$37,799	$—
Cypress Semiconductor Corp.	15.00	USD	10/19/18	253	366,597	20,544	18,975	(1,569)
Cypress Semiconductor Corp.	16.00	USD	10/19/18	379	549,171	64,886	59,693	(5,193)
Danone SA	64.00	EUR	12/21/18	126	840,420	34,286	16,824	(17,462)
Deutsche Bank AG	10.50	EUR	11/16/18	1,896	1,851,254	117,152	209,128	91,976
ING Groep NV	12.50	EUR	10/19/18	632	855,096	30,161	92,457	62,296
Intel Corp.	43.00	USD	11/16/18	190	898,510	16,189	10,070	(6,119)
Intesa San Paolo SpA	2.40	EUR	11/15/18	758	1,948,060	109,232	218,435	109,203
Micron Technology, Inc.	43.00	USD	11/16/18	190	859,370	37,905	28,310	(9,595)
Micron Technology, Inc.	44.00	USD	10/19/18	253	1,144,319	41,986	26,059	(15,927)
ON Semiconductor Corp.	18.00	USD	10/19/18	253	466,279	12,954	10,120	(2,834)
Shire PLC	38.00	GBP	12/21/18	16	73,976,000	35,107	3,545	(31,562)
Texas Instruments, Inc.	105.00	USD	10/19/18	95	1,019,255	14,868	11,780	(3,088)
UniCredit SpA	13.50	EUR	10/18/18	95	1,425,000	57,844	91,880	34,036
Valeo SA	48.00	EUR	12/21/18	126	471,240	38,313	157,630	119,317
Vivendi SA	21.00	EUR	12/21/18	632	1,401,144	62,526	44,486	(18,040)

						$1,073,629	$1,342,854	$269,225

Total Purchased Options Outstanding						$4,041,735	$3,793,197	$(248,538)

Security Description	Shares	Value

SHORT-TERM INVESTMENT — MONEY MARKET FUNDS — 5.4%
Morgan Stanley Institutional Liquidity Funds Treasury Securities Portfolio, Institutional Class, 1.92% (d),(o)	467,805	$467,805
State Street Institutional U.S. Government Money Market Fund, Premier Class, 1.97% (o)	336,468,514	336,468,514

TOTAL SHORT-TERM INVESTMENT — MONEY MARKET FUNDS (COST $336,936,319)		336,936,319

TOTAL INVESTMENTS IN SECURITIES — 102.0% (COST $6,135,704,449)		6,401,192,309

TOTAL SECURITIES SOLD SHORT — (21.4)% (PROCEEDS $1,329,465,437)		(1,344,095,667)

Other Assets (p) — 19.4%		1,216,730,445

Net Assets — 100.0%		$6,273,827,087

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2018 (Unaudited)

Security Description	Shares	Value
SECURITIES SOLD SHORT — (21.4)%

COMMON STOCK — (20.4)%
Africa — (0.0)%
Chemicals — (0.0)%
Sasol Ltd., ADR	8,100	$(312,984)

Metals & Mining — (0.0)%
AngloGold Ashanti Ltd., ADR	4,100	(35,178)
Platinum Group Metals Ltd.	18,000	(3,132)

		(38,310)

Oil, Gas & Coal — (0.0)%
Kosmos Energy Ltd.	10,000	(93,500)

Total Africa		(444,794)

Asia — (1.6)%
Apparel & Textile Products — (0.0)%
Huami Corp., ADR	7,200	(77,040)

Asset Management — (0.0)%
Noah Holdings Ltd., ADR	1,900	(80,066)

Automotive — (0.0)%
Kandi Technologies Group, Inc.	8,800	(42,680)
NIO, Inc., ADR	4,000	(27,920)
SORL Auto Parts, Inc.	1,000	(4,170)
Tata Motors Ltd., ADR	6,200	(95,232)

		(170,002)

Banking — (0.0)%
HDFC Bank Ltd., ADR	3,800	(357,580)
ICICI Bank Ltd., ADR	129,300	(1,097,757)
KB Financial Group, Inc., ADR	4,700	(226,916)
Mitsubishi UFJ Financial Group, Inc., ADR	28,800	(178,272)
Mizuho Financial Group, Inc., ADR	14,200	(49,700)
Shinhan Financial Group Co. Ltd., ADR	3,500	(140,455)
Sumitomo Mitsui Financial Group, Inc., ADR	5,300	(42,559)

		(2,093,239)

Biotechnology & Pharmaceuticals — (0.0)%
China Biologic Products Holdings, Inc.	3,100	(248,000)
Dr Reddy’s Laboratories Ltd., ADR	100	(3,460)
Zai Lab Ltd., ADR	1,100	(21,428)

		(272,888)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2018 (Unaudited)

Security Description	Shares	Value
Chemicals — (0.0)%
Origin Agritech Ltd.	71	$(374)

Consumer Products — (0.0)%
Future FinTech Group, Inc.	200	(252)

Consumer Services — (0.1)%
Bright Scholar Education Holdings Ltd., ADR	10,500	(130,095)
Four Seasons Education Cayman, Inc., ADR	100	(400)
OneSmart International Education Group Ltd., ADR	3,400	(30,328)
RISE Education Cayman Ltd., ADR	2,999	(35,478)
RYB Education, Inc., ADR	1,100	(23,166)
TAL Education Group, ADR	194,500	(5,000,595)

		(5,220,062)

Gaming, Lodging & Restaurants — (0.0)%
500.com Ltd., Class A ADR	4,200	(46,452)
Huazhu Group Ltd., ADR	10,300	(332,690)

		(379,142)

Hardware — (0.0)%
AU Optronics Corp., ADR	4,149	(17,467)
LG Display Co. Ltd., ADR	4,000	(34,680)

		(52,147)

Health Care Facilities & Services — (0.0)%
iKang Healthcare Group, Inc., ADR	600	(10,860)

Institutional Financial Services — (0.0)%
China Internet Nationwide Financial Services, Inc.	200	(1,716)

Insurance — (0.0)%
Fanhua, Inc., ADR	800	(21,616)

Iron & Steel — (0.0)%
POSCO, ADR	900	(59,400)

Machinery — (0.0)%
Sharing Economy International	1,770	(4,956)

Media — (0.3)%
51job, Inc., ADR	100	(7,699)
Baidu, Inc., ADR	3,600	(823,248)
Ctrip.com International Ltd., ADR	232,000	(8,623,440)
Eros International PLC	1,000	(12,050)
Fang Holdings Ltd., ADR	67,400	(174,566)
iQIYI, Inc., ADR	151,900	(4,111,933)
LINE Corp., ADR	3,600	(151,668)
MakeMyTrip Ltd.	16,300	(447,435)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2018 (Unaudited)

Security Description	Shares	Value
Renren, Inc., ADR	2,340	$(3,299)
Sogou, Inc., ADR	12,300	(91,389)
Uxin Ltd., ADR	300	(2,037)
Weibo Corp., ADR	2,590	(189,407)
Xunlei Ltd., ADR	31,200	(226,512)
Yatra Online, Inc.	2,100	(11,718)

		(14,876,401)

Metals & Mining — (0.0)%
Turquoise Hill Resources Ltd.	140,700	(298,284)
Vedanta Ltd., ADR	1,000	(12,800)

		(311,084)

Oil, Gas & Coal — (0.0)%
CNOOC Ltd., ADR	4,700	(928,438)
PetroChina Co. Ltd., ADR	1,500	(122,160)
Recon Technology Ltd.	500	(615)

		(1,051,213)

Renewable Energy — (0.0)%
JinkoSolar Holding Co. Ltd., ADR	24,727	(266,310)

Retail—Discretionary — (0.9)%
Alibaba Group Holding Ltd., ADR (d)	240,601	(39,641,421)
JD.com, Inc., ADR	595,800	(15,544,422)
Jumei International Holding Ltd., ADR	4,600	(9,798)
LightInTheBox Holding Co. Ltd., ADR	600	(516)
Pinduoduo, Inc., ADR	4,300	(113,047)

		(55,309,204)

Semiconductors — (0.0)%
Himax Technologies, Inc., ADR	110,100	(647,388)
Semiconductor Manufacturing International Corp., ADR	3,500	(19,005)

		(666,393)

Software — (0.2)%
Bilibili, Inc., ADR	76,600	(1,032,568)
Gridsum Holding, Inc., ADR	2,700	(17,334)
HUYA, Inc., ADR	17,400	(410,292)
Link Motion, Inc., ADR	11,000	(7,260)
Momo, Inc., ADR	20,000	(876,000)
NetEase, Inc., ADR	41,700	(9,518,025)
Sea Ltd., ADR	40,400	(558,732)
Taoping, Inc.	300	(381)

		(12,420,592)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2018 (Unaudited)

Security Description	Shares	Value
Specialty Finance — (0.0)%
China Rapid Finance Ltd., ADR	1,983	$(5,671)
Jianpu Technology, Inc., ADR	6,700	(32,763)
LexinFintech Holdings Ltd., ADR	8,700	(86,391)
ORIX Corp., ADR	300	(24,309)
PPDAI Group, Inc., ADR	14,700	(79,086)
Qudian, Inc., ADR	32,200	(167,762)

		(395,982)

Technology Services — (0.1)%
Baozun, Inc., ADR	44,600	(2,166,668)
Wipro Ltd., ADR	4,200	(21,882)

		(2,188,550)

Telecommunications — (0.0)%
Chunghwa Telecom Co. Ltd., ADR	3,900	(140,049)
GDS Holdings Ltd., ADR	13,500	(474,255)
PLDT, Inc., ADR	300	(7,710)
PT Telekomunikasi Indonesia Persero Tbk, ADR	12,600	(308,448)

		(930,462)

Transportation & Logistics — (0.0)%
BEST, Inc., ADR	67,800	(401,376)
Seaspan Corp.	24,778	(206,401)
ZTO Express Cayman, Inc., ADR	83,200	(1,378,624)

		(1,986,401)

Utilities — (0.0)%
Huaneng Power International, Inc., ADR	2,080	(53,872)
Korea Electric Power Corp., ADR	21,800	(287,106)

		(340,978)

Total Asia		(99,187,330)

Europe — (1.0)%
Asset Management — (0.0)%
UBS Group AG	90,700	(1,426,711)

Automotive — (0.0)%
Veoneer, Inc.	1,200	(66,084)

Banking — (0.1)%
Banco Bilbao Vizcaya Argentaria SA, ADR	9,400	(59,220)
Banco Santander SA, ADR	240,832	(1,204,160)
Barclays PLC, ADR	106,481	(953,005)
Deutsche Bank AG	106,700	(1,212,112)
HSBC Holdings PLC, ADR	10,982	(483,098)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2018 (Unaudited)

Security Description	Shares	Value
ING Groep NV, ADR	5,900	$(76,523)
Lloyds Banking Group PLC, ADR	600	(1,824)
Royal Bank of Scotland Group PLC, ADR	38,000	(248,140)

		(4,238,082)

Biotechnology & Pharmaceuticals — (0.5)%
AC Immune SA	1,213	(9,704)
Affimed NV	4,400	(19,140)
Amarin Corp. PLC, ADR	400	(6,508)
Auris Medical Holding AG	160	(59)
Bayer AG (d)	185,784	(16,503,559)
Cellectis SA, ADR	1,200	(33,864)
GlaxoSmithKline plc, ADR	6,300	(253,071)
Nabriva Therapeutics plc	2,000	(5,400)
Novartis AG, ADR	3,300	(284,328)
Prothena Corp. PLC	2,800	(36,624)
Roche Holding AG (d)	54,450	(13,190,837)

		(30,343,094)

Construction Materials — (0.0)%
CRH PLC, ADR	2,000	(65,440)

Consumer Products — (0.1)%
Anheuser-Busch InBev NV, ADR	73,000	(6,392,610)
British American Tobacco PLC, ADR	2,700	(125,901)
Unilever PLC, ADR	1,000	(54,970)

		(6,573,481)

Electrical Equipment — (0.0)%
nVent Electric plc	300	(8,148)

Gaming, Lodging & Restaurants — (0.0)%
Belmond Ltd., Class A	1,600	(29,200)
InterContinental Hotels Group PLC, ADR	200	(12,558)

		(41,758)

Hardware — (0.0)%
Logitech International SA	2,400	(107,328)
voxeljet AG, ADR	1,400	(6,230)

		(113,558)

Institutional Financial Services — (0.0)%
Credit Suisse Group AG, ADR	92,749	(1,385,670)

Insurance — (0.0)%
Aegon NV	33	(212)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2018 (Unaudited)

Security Description	Shares	Value
Prudential PLC, ADR	3,963	$(181,862)

		(182,074)

Iron & Steel — (0.0)%
ArcelorMittal	56,897	(1,755,841)

Machinery — (0.0)%
CNH Industrial NV	300	(3,603)

Media — (0.0)%
Liberty Global PLC, A Shares	82,400	(2,383,832)
Pearson PLC, ADR	11,300	(130,176)
Trivago NV, ADR	4,500	(27,720)

		(2,541,728)

Medical Equipment & Devices — (0.0)%
Koninklijke Philips NV	100	(4,551)
Smith & Nephew PLC, ADR	200	(7,418)

		(11,969)

Metals & Mining — (0.0)%
Ferroglobe PLC (e)	400	0

Oil, Gas & Coal — (0.1)%
BP PLC, ADR	35	(1,614)
Equinor ASA, ADR	32,060	(904,092)
Royal Dutch Shell PLC, ADR	24	(1,635)
TechnipFMC PLC	79,400	(2,481,250)

		(3,388,591)

Passenger Transportation — (0.0)%
Ryanair Holdings PLC, ADR	925	(88,837)

Semiconductors — (0.0)%
NXP Semiconductors NV	3,968	(339,264)
STMicroelectronics NV	5,900	(108,206)

		(447,470)

Software — (0.0)%
SAP SE, ADR	6,200	(762,600)

Specialty Finance — (0.1)%
AerCap Holdings NV	57,500	(3,307,400)
Fly Leasing Ltd., ADR	1,000	(14,100)

		(3,321,500)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2018 (Unaudited)

Security Description	Shares	Value
Technology Services — (0.0)%
RELX PLC, ADR	1,000	$(20,930)

Telecommunications — (0.1)%
BT Group PLC, ADR	29,600	(437,192)
Telefonica SA, ADR	4,601	(36,164)
VEON Ltd., ADR	127,700	(370,330)
Vodafone Group PLC, ADR	114,700	(2,488,990)

		(3,332,676)

Transportation & Logistics — (0.0)%
Ardmore Shipping Corp.	8,700	(56,550)
Costamare, Inc.	1,800	(11,682)
Diana Containerships, Inc.	1,700	(2,159)
DryShips, Inc.	7,810	(47,641)
Euronav SA	3,908	(34,000)
Frontline Ltd.	19,640	(114,108)
GasLog Ltd.	18,200	(359,450)
Globus Maritime Ltd.	1,432	(644)
Golden Ocean Group Ltd.	2,080	(20,509)
Navios Maritime Acquisition Corp.	13,600	(6,939)
Navios Maritime Holdings, Inc.	17,300	(12,261)
Navios Maritime Partners LP	200	(350)
Nordic American Offshore Ltd.	4,822	(4,677)
Scorpio Tankers, Inc.	173,400	(348,534)
Star Bulk Carriers Corp.	380	(5,491)
Tsakos Energy Navigation Ltd.	8,000	(27,120)

		(1,052,115)

Utilities — (0.0)%
National Grid PLC, ADR	592	(30,701)

Total Europe		(61,202,661)

Middle East — (0.1)%
Biotechnology & Pharmaceuticals — (0.1)%
Foamix Pharmaceuticals Ltd.	1,900	(10,887)
Oramed Pharmaceuticals, Inc.	1,200	(5,796)
Teva Pharmaceutical Industries Ltd., ADR (d)	141,040	(3,038,002)
Vascular Biogenics Ltd.	4,800	(7,800)

		(3,062,485)

Hardware — (0.0)%
Kornit Digital Ltd.	5,700	(124,830)
SuperCom Ltd.	200	(360)

		(125,190)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2018 (Unaudited)

Security Description	Shares	Value
Medical Equipment & Devices — (0.0)%
InspireMD, Inc.	166	$(36)
ReWalk Robotics Ltd.	8,000	(7,120)

		(7,156)

Software — (0.0)%
My Size, Inc.	100	(117)

Telecommunications — (0.0)%
magicJack VocalTec Ltd.	500	(4,150)

Total Middle East		(3,199,098)

North America — (17.5)%
Aerospace & Defense — (0.0)%
Aerovironment, Inc.	10,500	(1,177,785)
Arconic, Inc.	27,995	(616,170)
Axon Enterprise, Inc.	2,700	(184,761)
Rockwell Collins, Inc.	1	(140)
Triumph Group, Inc.	25,400	(591,820)
Woodward, Inc.	3,500	(283,010)

		(2,853,686)

Apparel & Textile Products — (0.2)%
Carter’s, Inc.	38,400	(3,786,240)
Deckers Outdoor Corp.	1,800	(213,444)
Fossil Group, Inc.	21,400	(498,192)
Gildan Activewear, Inc.	19,300	(587,299)
Hanesbrands, Inc.	134,500	(2,478,835)
Iconix Brand Group, Inc.	22,100	(6,855)
Lakeland Industries, Inc.	900	(11,970)
Movado Group, Inc.	8,600	(360,340)
Oxford Industries, Inc.	100	(9,020)
Sequential Brands Group, Inc.	7,800	(13,026)
Under Armour, Inc., Class A	136,000	(2,885,920)
Wolverine World Wide, Inc.	400	(15,620)

		(10,866,761)

Asset Management — (0.1)%
Artisan Partners Asset Management, Inc., Class A	14,900	(482,760)
Barings BDC, Inc.	800	(8,008)
Brookfield Asset Management, Inc., Class A	40,650	(1,810,145)
Cohen & Steers, Inc.	300	(12,183)
Columbia Financial, Inc.	2,800	(46,760)
Cronos Group, Inc.	150,300	(1,671,336)
Kennedy-Wilson Holdings, Inc.	34,400	(739,600)
Main Street Capital Corp.	6	(231)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2018 (Unaudited)

Security Description	Shares	Value
Medley Capital Corp.	9,500	$(36,290)
Stifel Financial Corp.	3,400	(174,284)
TD Ameritrade Holding Corp.	21,400	(1,130,562)
Virtus Investment Partners, Inc.	100	(11,375)
Waddell & Reed Financial, Inc., Class A	6,600	(139,788)

		(6,263,322)

Automotive — (0.6)%
Adient PLC	65,000	(2,555,150)
ADOMANI, Inc.	1,100	(617)
American Axle & Manufacturing Holdings, Inc.	62,200	(1,084,768)
Cooper Tire & Rubber Co.	100	(2,830)
Dorman Products, Inc.	200	(15,384)
Ford Motor Co.	1,522,000	(14,078,500)
General Motors Co.	11,900	(400,673)
Gentherm, Inc.	100	(4,545)
Goodyear Tire & Rubber Co.	1,600	(37,424)
Horizon Global Corp.	11,600	(82,708)
Methode Electronics, Inc.	4,700	(170,140)
Motorcar Parts of America, Inc.	2,700	(63,315)
Tenneco, Inc., Class A	200	(8,428)
Tesla Motors, Inc.	79,600	(21,075,692)
Visteon Corp.	4,700	(436,630)
Westport Innovations, Inc.	22,300	(66,900)

		(40,083,704)

Banking — (0.1)%
Axos Financial, Inc.	300	(10,317)
Banc of California, Inc.	21,800	(412,020)
Bank OZK	600	(22,776)
BankUnited, Inc.	10,000	(354,000)
Centerstate Banks, Inc.	3,712	(104,122)
Chemical Financial Corp.	5,093	(271,966)
CIT Group, Inc.	17,500	(903,175)
Columbia Banking System, Inc.	4,800	(186,096)
ConnectOne Bancorp, Inc.	23	(546)
Customers Bancorp, Inc.	6,100	(143,533)
FB Financial Corp.	200	(7,836)
First Busey Corp.	34	(1,056)
First Foundation, Inc.	300	(4,686)
First Horizon National Corp.	78,300	(1,351,458)
First Midwest Bancorp, Inc.	700	(18,613)
First Republic Bank	12,200	(1,171,200)
FNB Corp.	59,055	(751,180)
Glacier Bancorp, Inc.	700	(30,163)
Hope Bancorp, Inc.	38	(614)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2018 (Unaudited)

Security Description	Shares	Value
Kearny Financial Corp.	618	$(8,559)
KeyCorp	4	(80)
Luther Burbank Corp.	200	(2,176)
New York Community Bancorp, Inc.	12,100	(125,477)
OceanFirst Financial Corp.	97	(2,640)
Old National Bancorp	609	(11,754)
Pacific Premier Bancorp, Inc.	4,600	(171,120)
Pinnacle Financial Partners, Inc.	18,300	(1,100,745)
Simmons First National Corp., Class A	1,318	(38,815)
South State Corp.	44	(3,608)
Southern National Bancorp of Virginia, Inc.	600	(9,720)
Sterling Bancorp	82,908	(1,823,976)
TFS Financial Corp.	5,152	(77,331)
Toronto-Dominion Bank	45	(2,736)
Towne Bank	40	(1,234)
Triumph Bancorp, Inc.	3,100	(118,420)
Union Bankshares Corp.	2,600	(100,178)
United Bankshares, Inc.	1,403	(50,999)
Valley National Bancorp	1,000	(11,250)

		(9,406,175)

Biotechnology & Pharmaceuticals — (1.8)%
AbbVie, Inc. (d)	60,590	(5,730,602)
Abeona Therapeutics, Inc.	32,600	(417,280)
ACADIA Pharmaceuticals, Inc.	100,600	(2,088,456)
Acceleron Pharma, Inc.	13,300	(761,159)
AcelRx Pharmaceuticals, Inc.	25,855	(99,542)
Achaogen, Inc.	37,400	(149,226)
Achieve Life Sciences, Inc.	9	(28)
Achillion Pharmaceuticals, Inc.	7,000	(25,760)
Aclaris Therapeutics, Inc.	13,200	(191,664)
Actinium Pharmaceuticals, Inc.	21,300	(15,794)
Adamas Pharmaceuticals, Inc.	22,200	(444,444)
Adamis Pharmaceuticals Corp.	26,700	(93,450)
Aduro Biotech, Inc.	9,300	(68,355)
Advaxis, Inc.	14,700	(13,818)
Aerie Pharmaceuticals, Inc.	4,900	(301,595)
Aeterna Zentaris, Inc.	5,278	(9,184)
Agenus, Inc.	72,900	(156,006)
Agile Therapeutics, Inc.	3,100	(1,136)
Aimmune Therapeutics, Inc.	20,000	(545,600)
Akcea Therapeutics, Inc.	2,800	(98,056)
Akebia Therapeutics, Inc.	12,100	(106,843)
Akers Biosciences, Inc.	9,800	(2,783)
Alder Biopharmaceuticals, Inc.	45,100	(750,915)
Aldeyra Therapeutics, Inc.	400	(5,520)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2018 (Unaudited)

Security Description	Shares	Value
Alimera Sciences, Inc.	8,500	$(8,330)
Allergan PLC	63,770	(12,146,910)
Alnylam Pharmaceuticals, Inc.	200	(17,504)
Alpine Immune Sciences, Inc.	250	(1,582)
Altimmune, Inc.	47	(207)
AMAG Pharmaceuticals, Inc.	14,200	(284,000)
Amgen, Inc. (d)	55,470	(11,498,376)
Amicus Therapeutics, Inc.	48,600	(587,574)
Amneal Pharmaceuticals, Inc.	14,300	(317,317)
Ampio Pharmaceuticals, Inc.	23,812	(12,096)
AmpliPhi Biosciences Corp.	200	(202)
Anavex Life Sciences Corp.	20,000	(54,600)
ANI Pharmaceuticals, Inc.	3,400	(192,236)
Anixa Biosciencies, Inc.	5,062	(23,488)
Apellis Pharmaceuticals, Inc.	7,000	(124,460)
Aptevo Therapeutics, Inc.	5,900	(29,972)
Aptose Biosciences, Inc.	100	(260)
Aquinox Pharmaceuticals, Inc.	800	(2,344)
Aradigm Corp.	1,334	(1,521)
Aratana Therapeutics, Inc.	13,500	(78,840)
Arbutus Biopharma Corp.	2,900	(27,405)
Arcturus Therapeutics Ltd.	657	(5,808)
Arcus Biosciences, Inc.	100	(1,394)
Arena Pharmaceuticals, Inc.	7,730	(355,735)
Array BioPharma, Inc.	8,200	(124,640)
Arrowhead Pharmaceuticals, Inc.	4,400	(84,348)
Assertio Therapeutics, Inc.	45,800	(269,304)
Atara Biotherapeutics, Inc.	7,100	(293,585)
Athenex, Inc.	3,890	(60,451)
aTyr Pharma, Inc.	1,200	(975)
Audentes Therapeutics, Inc.	100	(3,959)
Aurinia Pharmaceuticals, Inc.	26,800	(177,952)
AVEO Pharmaceuticals, Inc.	68,800	(227,728)
Avid Bioservices, Inc.	3,957	(27,145)
Axovant Sciences Ltd.	14,300	(34,606)
Axsome Therapeutics, Inc.	200	(690)
Bausch Health Cos., Inc.	10,200	(261,834)
Bellicum Pharmaceuticals, Inc.	17,900	(110,264)
Bio-Path Holdings, Inc.	160	(94)
Biocept, Inc.	1,322	(3,635)
BioDelivery Sciences International, Inc.	19,100	(53,480)
Biohaven Pharmaceutical Holding Co. Ltd.	8,400	(315,420)
BioPharmX Corp.	50,187	(9,535)
Bluebird Bio, Inc.	11,100	(1,620,600)
Caladrius Biosciences, Inc.	1,160	(6,844)
Calithera Biosciences, Inc.	8,600	(45,150)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2018 (Unaudited)

Security Description	Shares	Value
Canopy Growth Corp.	19,700	$(958,208)
Capricor Therapeutics, Inc.	3,318	(3,484)
Cara Therapeutics, Inc.	31,300	(749,635)
CASI Pharmaceuticals, Inc.	3,300	(15,411)
Catabasis Pharmaceuticals, Inc.	5,200	(4,160)
CEL-SCI Corp.	100	(405)
Cellectar Biosciences, Inc.	163	(489)
Cellular Biomedicine Group, Inc.	100	(1,815)
Celsion Corp.	8,700	(24,099)
Cerecor, Inc.	100	(467)
Chiasma, Inc.	300	(1,080)
ChromaDex Corp.	2,800	(12,012)
Cidara Therapeutics, Inc.	500	(2,200)
Clearside Biomedical, Inc.	800	(4,920)
Clovis Oncology, Inc.	44,700	(1,312,839)
Coherus Biosciences, Inc.	15,100	(249,150)
Collegium Pharmaceutical, Inc.	23,000	(339,020)
Conatus Pharmaceuticals, Inc.	13,700	(79,460)
ContraVir Pharmaceuticals, Inc.	3,766	(2,113)
Corbus Pharmaceuticals Holdings, Inc.	26,800	(202,340)
CorMedix, Inc.	14,389	(13,939)
Corvus Pharmaceuticals, Inc.	1,900	(16,302)
Cyclacel Pharmaceuticals, Inc.	400	(548)
Cymabay Therapeutics, Inc.	15,800	(175,064)
Cytori Therapeutics, Inc.	2,544	(1,032)
CytRx Corp.	8,066	(8,469)
Dare Bioscience, Inc.	1,863	(1,816)
Deciphera Pharmaceuticals, Inc.	2,900	(112,288)
DelMar Pharmaceuticals, Inc.	2,599	(1,949)
Denali Therapeutics, Inc.	2,900	(63,046)
Dermira, Inc.	300	(3,270)
Diffusion Pharmaceuticals, Inc.	8,618	(3,720)
Dova Pharmaceuticals, Inc.	492	(10,317)
Dynavax Technologies Corp.	52,930	(656,332)
Eagle Pharmaceuticals, Inc.	5,400	(374,382)
Editas Medicine, Inc.	40,500	(1,288,710)
Eli Lilly & Co. (d)	52,580	(5,642,360)
Emergent BioSolutions, Inc.	100	(6,583)
Enanta Pharmaceuticals, Inc.	100	(8,546)
Endo International PLC	142,500	(2,398,275)
Endocyte, Inc.	50,600	(898,656)
Epizyme, Inc.	7,700	(81,620)
Esperion Therapeutics, Inc.	22,700	(1,007,199)
Evoke Pharma, Inc.	2,400	(7,152)
Exelixis, Inc.	36,900	(653,868)
EyeGate Pharmaceuticals, Inc.	200	(62)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2018 (Unaudited)

Security Description	Shares	Value
EyePoint Pharmaceuticals, Inc.	800	$(2,856)
Fibrocell Science, Inc.	3,213	(7,583)
Flexion Therapeutics, Inc.	22,100	(413,491)
Fortress Biotech, Inc.	500	(800)
G1 Therapeutics, Inc.	2,600	(135,954)
Galectin Therapeutics, Inc.	13,079	(78,605)
Gemphire Therapeutics, Inc.	2,300	(4,738)
Genocea Biosciences, Inc.	18,003	(14,037)
Geron Corp.	119,500	(210,320)
Global Blood Therapeutics, Inc.	40,400	(1,535,200)
GlycoMimetics, Inc.	14,000	(201,600)
Heat Biologics, Inc.	3,747	(7,494)
Heron Therapeutics, Inc.	31,300	(990,645)
HTG Molecular Diagnostics, Inc.	15,396	(77,750)
Idera Pharmaceuticals, Inc.	3,400	(30,294)
ImmunoGen, Inc.	23,700	(224,439)
Immunomedics, Inc.	7,800	(162,474)
Imprimis Pharmaceuticals, Inc.	3,100	(8,618)
India Globalization Capital, Inc.	1,400	(9,030)
Infinity Pharmaceuticals, Inc.	21,700	(58,807)
Innovate Biopharmaceuticals, Inc.	600	(4,098)
Innoviva, Inc.	2,900	(44,196)
Inovio Pharmaceuticals, Inc.	38,200	(212,392)
Insmed, Inc.	2,500	(50,550)
Insys Therapeutics, Inc.	15,800	(159,264)
Intellia Therapeutics, Inc.	16,100	(460,782)
Intellipharmaceutics International, Inc.	550	(1,474)
Intersect ENT, Inc.	400	(11,500)
Intra-Cellular Therapies, Inc.	12,800	(277,760)
Intrexon Corp.	56,300	(969,486)
Iovance Biotherapeutics, Inc.	2,600	(29,250)
Kadmon Holdings, Inc.	700	(2,338)
Kala Pharmaceuticals, Inc.	3,200	(31,584)
KalVista Pharmaceuticals, Inc.	92	(2,034)
Keryx Biopharmaceuticals, Inc.	50,100	(170,340)
La Jolla Pharmaceutical Co.	22,277	(448,436)
Lannett Co., Inc.	32,300	(153,425)
Lipocine, Inc.	4,297	(5,930)
Loxo Oncology, Inc.	6,600	(1,127,478)
MacroGenics, Inc.	3,800	(81,472)
Madrigal Pharmaceuticals, Inc.	1,068	(228,691)
Mallinckrodt PLC	17,067	(500,234)
MannKind Corp.	106,829	(195,497)
Marinus Pharmaceuticals, Inc.	27,500	(275,000)
Matinas BioPharma Holdings, Inc.	1,800	(1,656)
Medicines Co.	23,600	(705,876)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2018 (Unaudited)

Security Description	Shares	Value
MediciNova, Inc.	1,400	$(17,486)
MEI Pharma, Inc.	3,000	(12,930)
Melinta Therapeutics, Inc.	2,920	(11,534)
Merrimack Pharmaceuticals, Inc.	3,360	(17,909)
Minerva Neurosciences, Inc.	6,700	(84,085)
Mirati Therapeutics, Inc.	9,100	(428,610)
Molecular Templates, Inc.	672	(3,622)
Moleculin Biotech, Inc.	7,359	(11,774)
Momenta Pharmaceuticals, Inc.	19,400	(510,220)
Mylan NV	96,900	(3,546,540)
MyoKardia, Inc.	4,000	(260,800)
MYOS RENS Technology, Inc.	72	(87)
Myovant Sciences Ltd.	300	(7,965)
NantKwest, Inc.	6,800	(25,160)
Navidea Biopharmaceuticals, Inc.	12,099	(2,789)
Nektar Therapeutics (d)	58,330	(3,555,797)
Neos Therapeutics, Inc.	9,300	(45,105)
Neptune Wellness Solutions, Inc.	1,300	(5,044)
Neuralstem, Inc.	5,353	(5,728)
NewLink Genetics Corp.	17,800	(42,542)
Novan, Inc.	1,400	(3,906)
Novavax, Inc.	22,600	(42,488)
Novelion Therapeutics, Inc.	1,310	(3,878)
Novus Therapeutics, Inc.	422	(1,971)
Ocular Therapeutix, Inc.	13,500	(92,880)
Ohr Pharmaceutical, Inc.	9,900	(1,831)
Omeros Corp.	33,800	(825,058)
OncoSec Medical, Inc.	10,000	(14,000)
OpGen, Inc.	4,679	(9,498)
Ophthotech Corp.	6,000	(14,160)
Optinose, Inc.	300	(3,729)
Organovo Holdings, Inc.	46,100	(53,015)
Ovid therapeutics, Inc.	300	(1,701)
Pain Therapeutics, Inc.	2,975	(3,005)
Palatin Technologies, Inc.	17,900	(17,855)
Paratek Pharmaceuticals, Inc.	14,600	(141,620)
Pernix Therapeutics Holdings, Inc.	3,400	(3,275)
Perrigo Co. PLC (d)	53,252	(3,770,242)
Pfizer, Inc. (d)	146,520	(6,457,136)
Pieris Pharmaceuticals, Inc.	2,200	(12,320)
PolarityTE, Inc.	18,199	(347,601)
Portola Pharmaceuticals, Inc.	56,100	(1,493,943)
Precision Therapeutics, Inc.	2,718	(2,881)
Prestige Brands Holdings, Inc.	10,800	(409,212)
Progenics Pharmaceuticals, Inc.	48,300	(302,841)
Protalix BioTherapeutics, Inc.	9,400	(6,833)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2018 (Unaudited)

Security Description	Shares	Value
PTC Therapeutics, Inc.	700	$(32,900)
Pulmatrix, Inc.	15,761	(5,832)
Puma Biotechnology, Inc.	31,200	(1,430,520)
Radius Health, Inc.	38,600	(687,080)
Reata Pharmaceuticals, Inc., Class A	2,124	(173,658)
Regulus Therapeutics, Inc.	6,800	(1,344)
Rhythm Pharmaceuticals, Inc.	200	(5,834)
Rocket Pharmaceuticals, Inc.	3,125	(76,937)
RXi Pharmaceuticals Corp.	1,604	(1,877)
Sage Therapeutics, Inc.	17,600	(2,486,000)
Sangamo BioSciences, Inc.	14,600	(247,470)
Sarepta Therapeutics, Inc.	600	(96,906)
Savara, Inc.	1,549	(17,287)
SCYNEXIS, Inc.	4,200	(5,040)
SELLAS Life Sciences Group, Inc.	1,256	(1,532)
Seres Therapeutics, Inc.	2,400	(18,216)
Sesen Bio, Inc.	9,068	(19,496)
Shire PLC, ADR	26,825	(4,862,568)
Solid Biosciences, Inc.	2,300	(108,514)
Sophiris Bio, Inc.	7,600	(21,204)
Sorrento Therapeutics, Inc.	5,500	(24,200)
Spark Therapeutics, Inc.	23,000	(1,254,650)
Spectrum Pharmaceuticals, Inc.	22,400	(376,320)
Supernus Pharmaceuticals, Inc.	2,000	(100,700)
Surface Oncology, Inc.	600	(6,564)
Syndax Pharmaceuticals, Inc.	4,200	(33,936)
Synergy Pharmaceuticals, Inc.	154,700	(262,990)
Synthetic Biologics, Inc.	1,137	(2,956)
Teligent, Inc.	13,700	(54,115)
Tenax Therapeutics, Inc.	445	(2,341)
TESARO, Inc.	46,600	(1,817,866)
Tetraphase Pharmaceuticals, Inc.	900	(2,484)
TG Therapeutics, Inc.	44,500	(249,200)
TherapeuticsMD, Inc.	129,600	(850,176)
Theravance Biopharma, Inc.	6,300	(205,821)
Titan Pharmaceuticals, Inc.	1,600	(331)
Tonix Pharmaceuticals Holding Corp.	3,160	(1,867)
Trevena, Inc.	14,200	(30,104)
Trillium Therapeutics, Inc.	1,600	(9,280)
Trovagene, Inc.	882	(719)
Tyme Technologies, Inc.	100	(278)
Ultragenyx Pharmaceutical, Inc.	20,300	(1,549,702)
UNITY Biotechnology, Inc.	800	(13,032)
Unum Therapeutics, Inc.	2,300	(23,690)
Verastem, Inc.	100	(725)
Viking Therapeutics, Inc.	43,300	(754,286)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2018 (Unaudited)

Security Description	Shares	Value
VistaGen Therapeutics, Inc.	800	$(1,160)
Vital Therapies, Inc.	2,400	(661)
VIVUS, Inc.	3,210	(14,156)
vTv Therapeutics, Inc., Class A	4,200	(3,234)
WaVe Life Sciences Ltd.	1,300	(65,000)
XBiotech, Inc.	1,900	(6,042)
Xenon Pharmaceuticals, Inc.	100	(1,320)
XOMA Corp.	10	(176)
Zafgen, Inc.	3,500	(40,915)
ZIOPHARM Oncology, Inc.	56,946	(182,227)
Zogenix, Inc.	29,825	(1,479,320)
Zosano Pharma Corp.	9,096	(37,203)
Zynerba Pharmaceuticals, Inc.	11,200	(91,392)

		(111,789,866)

Chemicals — (0.3)%
AgroFresh Solutions, Inc.	900	(5,607)
Ashland Global Holdings, Inc.	11,100	(930,846)
Balchem Corp.	2,900	(325,061)
Chemours Co. (The)	4,400	(173,536)
DowDuPont, Inc.	100,643	(6,472,352)
Eastman Chemical Co.	300	(28,716)
Ferro Corp.	4,200	(97,524)
FMC Corp.	31,600	(2,754,888)
GCP Applied Technologies, Inc.	300	(7,965)
HB Fuller Co.	700	(36,169)
Innospec, Inc.	100	(7,675)
International Flavors & Fragrances, Inc.	3,900	(542,568)
Intrepid Potash, Inc.	30,700	(110,213)
LSB Industries, Inc.	7,500	(73,350)
Minerals Technologies, Inc.	100	(6,760)
Nutrien Ltd.	54,700	(3,156,190)
Olin Corp.	76,400	(1,961,952)
Platform Specialty Products Corp.	127,600	(1,591,172)
PolyOne Corp.	1,800	(78,696)
Rayonier Advanced Materials, Inc.	16,100	(296,723)
Rogers Corp.	100	(14,732)
RPM International, Inc.	600	(38,964)
Sensient Technologies Corp.	500	(38,255)
Tronox Ltd., Class A	50,100	(598,695)
Valvoline, Inc.	48,824	(1,050,204)
Westlake Chemical Corp.	2,700	(224,397)
WR Grace & Co.	9,100	(650,286)

		(21,273,496)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2018 (Unaudited)

Security Description	Shares	Value
Commercial Services — (0.0)%
Brink’s Co.	6,600	$(460,350)
Korn/Ferry International	100	(4,924)
LSC Communications, Inc.	500	(5,530)
Quad/Graphics, Inc.	100	(2,084)
Robert Half International, Inc.	800	(56,304)
RR Donnelley & Sons Co.	29,634	(160,024)

		(689,216)

Construction Materials — (0.1)%
Boise Cascade Co.	3,900	(143,520)
Louisiana-Pacific Corp.	10,900	(288,741)
Martin Marietta Materials, Inc.	6,830	(1,242,719)
Simpson Manufacturing Co., Inc.	1,000	(72,460)
Summit Materials, Inc., Class A	55,519	(1,009,335)
Trex Co., Inc.	12,800	(985,344)
US Concrete, Inc.	14,200	(651,070)
Vulcan Materials Co.	600	(66,720)

		(4,459,909)

Consumer Products — (0.8)%
22nd Century Group, Inc.	7,500	(21,075)
B&G Foods, Inc.	37,900	(1,040,355)
Brown-Forman Corp., Class B	19,725	(997,099)
Campbell Soup Co.	141,800	(5,194,134)
Church & Dwight Co., Inc.	66,300	(3,936,231)
Clorox Co. (The)	29,400	(4,422,054)
Coty, Inc., Class A	291,180	(3,657,221)
Darling Ingredients, Inc.	21,600	(417,312)
Dean Foods Co.	3,400	(24,140)
Edgewell Personal Care Co.	23,600	(1,091,028)
elf Beauty, Inc.	12,000	(152,760)
Energizer Holdings, Inc.	27,800	(1,630,470)
Hain Celestial Group, Inc.	38,200	(1,035,984)
Helen of Troy Ltd.	500	(65,450)
Hostess Brands, Inc.	23,600	(261,252)
Inter Parfums, Inc.	200	(12,890)
JM Smucker Co.	40,900	(4,196,749)
John B Sanfilippo & Son, Inc.	100	(7,138)
Kellogg Co.	3,300	(231,066)
Kraft Heinz Co.	137,600	(7,583,136)
McCormick & Co., Inc.	28,800	(3,794,400)
MGP Ingredients, Inc.	1,200	(94,776)
Molson Coors Brewing Co., Class B	28,500	(1,752,750)
National Beverage Corp.	9,000	(1,049,580)
New Age Beverages Corp.	10,800	(57,780)
Orchids Paper Products Co.	2,772	(9,147)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2018 (Unaudited)

Security Description	Shares	Value
Post Holdings, Inc.	27,300	$(2,676,492)
Revlon, Inc., Class A	5,256	(117,209)
Spectrum Brands Holdings, Inc.	8,767	(655,070)
SunOpta, Inc.	100	(735)
Tootsie Roll Industries, Inc.	595	(17,404)
TreeHouse Foods, Inc.	12,500	(598,125)
Tyson Foods, Inc., Class A	12,100	(720,313)
Universal Corp.	2,200	(143,000)

		(47,664,325)

Consumer Services — (0.1)%
Aaron’s, Inc.	30,900	(1,682,814)
Medifast, Inc.	200	(44,310)
Nutrisystem, Inc.	4,400	(163,020)
Rent-A-Center, Inc.	7,400	(106,412)
ReShape Lifesciences, Inc.	757	(33)
Weight Watchers International, Inc.	28,600	(2,058,914)

		(4,055,503)

Containers & Packaging — (0.1)%
Ball Corp.	89,800	(3,950,302)
Crown Holdings, Inc.	37,300	(1,790,400)
Graphic Packaging Holding Co.	74,300	(1,040,943)
International Paper Co.	11,800	(579,970)
Owens-Illinois, Inc.	52,700	(990,233)
Sealed Air Corp.	13,300	(533,995)

		(8,885,843)

Design, Manufacturing & Distribution — (0.0)%
Avnet, Inc.	400	(17,908)
Sparton Corp.	1,000	(14,430)

		(32,338)

Distributors—Consumer Staples — (0.0)%
Calavo Growers, Inc.	1,900	(183,540)
Castle Brands, Inc.	11,700	(12,519)
SUPERVALU, Inc.	32,343	(1,042,092)

		(1,238,151)

Distributors—Discretionary — (0.0)%
Copart, Inc.	1,200	(61,836)

Electrical Equipment — (0.3)%
AAON, Inc.	2,600	(98,280)
Acuity Brands, Inc.	1,000	(157,200)
ADT, Inc.	20,700	(194,373)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2018 (Unaudited)

Security Description	Shares	Value
Allegion plc	15,300	$(1,385,721)
Allied Motion Technologies, Inc.	100	(5,443)
Babcock & Wilcox Enterprises, Inc.	15,401	(15,863)
Badger Meter, Inc.	900	(47,655)
Capstone Turbine Corp.	4,285	(4,285)
Cognex Corp.	55,600	(3,103,592)
CyberOptics Corp.	800	(16,160)
DPW Holdings, Inc.	15,291	(6,399)
Energous Corp.	21,700	(219,604)
Energy Focus, Inc.	700	(1,435)
General Electric Co.	447,200	(5,048,888)
Itron, Inc.	300	(19,260)
Johnson Controls International PLC	246,800	(8,638,000)
Littelfuse, Inc.	82	(16,227)
nLight, Inc.	3,900	(86,619)
Sensata Technologies Holding plc	100	(4,955)
ShotSpotter, Inc.	400	(24,516)

		(19,094,475)

Engineering & Construction Services — (0.0)%
AECOM	6,596	(215,425)
Dycom Industries, Inc.	200	(16,920)
Goldfield Corp.	3,900	(16,575)
Granite Construction, Inc.	2,077	(94,919)
Installed Building Products, Inc.	700	(27,300)
Kratos Defense & Security Solutions, Inc.	66,400	(981,392)
MasTec, Inc.	9,300	(415,245)
Stantec, Inc.	200	(4,970)
TopBuild Corp.	1,245	(70,741)
Willscot Corp.	2,200	(37,730)

		(1,881,217)

Forest & Paper Products — (0.0)%
PH Glatfelter Co.	100	(1,911)

Gaming, Lodging & Restaurants — (1.2)%
Bloomin’ Brands, Inc.	61,100	(1,209,169)
Caesars Entertainment Corp.	214,275	(2,196,319)
Choice Hotels International, Inc.	10,200	(849,660)
Churchill Downs, Inc.	1,300	(361,010)
Chuy’s Holdings, Inc.	2,900	(76,125)
Cracker Barrel Old Country Store, Inc.	14,401	(2,118,819)
Dave & Buster’s Entertainment, Inc.	26,200	(1,734,964)
DineEquity, Inc.	1,700	(138,227)
Dunkin’ Brands Group, Inc.	34,900	(2,572,828)
El Pollo Loco Holdings, Inc.	100	(1,255)
Golden Entertainment, Inc.	2,800	(67,228)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2018 (Unaudited)

Security Description	Shares	Value
Hilton Worldwide Holdings, Inc.	67,199	$(5,428,335)
International Game Technology PLC	24,900	(491,775)
Jack in the Box, Inc.	6,100	(511,363)
Marriott International, Inc., Class A	74,086	(9,781,575)
Marriott Vacations Worldwide Corp.	363	(40,565)
McDonald’s Corp.	1	(167)
Papa John’s International, Inc.	26,800	(1,374,304)
Papa Murphy’s Holdings, Inc.	1,400	(7,266)
Rave Restaurant Group, Inc.	500	(715)
Red Rock Resorts, Inc., Class A	100	(2,665)
Restaurant Brands International, Inc.	71,179	(4,219,491)
Scientific Games Corp., Class A	600	(15,240)
Sonic Corp.	11,400	(494,076)
Starbucks Corp.	454,800	(25,850,832)
Wendy’s Co.	6,200	(106,268)
Wyndham Worldwide Corp.	33,100	(1,435,216)
Wynn Resorts Ltd.	92,299	(11,727,511)
Zoe’s Kitchen, Inc.	13,200	(167,904)

		(72,980,872)

Hardware — (0.8)%
3D Systems Corp.	90,500	(1,710,450)
Airgain, Inc.	600	(7,884)
Akoustis Technologies, Inc.	2,900	(22,823)
Apple, Inc.	110,100	(24,853,974)
Applied Optoelectronics, Inc.	16,700	(411,822)
Arlo Technologies, Inc.	1,700	(24,667)
ARRIS International PLC	100	(2,599)
Blackberry Ltd.	268,600	(3,056,668)
Diebold, Inc.	64,200	(288,900)
Digimarc Corp.	2,600	(81,770)
Digital Ally, Inc.	1,700	(4,845)
Everspin Technologies, Inc.	4,200	(32,256)
ExOne Co.	3,500	(33,180)
Extreme Networks, Inc.	31,400	(172,072)
Fitbit, Inc.	157,400	(842,090)
GoPro, Inc., Class A	59,000	(424,800)
Knowles Corp.	5,387	(89,532)
Kopin Corp.	6,200	(15,004)
Lumentum Holdings, Inc.	40,300	(2,415,985)
Maxar Technologies Ltd.	17,100	(565,497)
Mercury Systems, Inc.	16,800	(929,376)
MicroVision, Inc.	26,800	(32,428)
NCR Corp.	900	(25,569)
Neonode, Inc.	5,200	(1,817)
Nutanix, Inc.	10,000	(427,200)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2018 (Unaudited)

Security Description	Shares	Value
NXT-ID, Inc.	15,501	$(20,306)
pdvWireless, Inc.	500	(16,950)
Pitney Bowes, Inc.	300	(2,124)
Plantronics, Inc.	1,500	(90,450)
Resonant, Inc.	2,700	(10,962)
Roku, Inc.	42,900	(3,132,987)
Superconductor Technologies, Inc.	143	(265)
Ubiquiti Networks, Inc.	1,872	(185,066)
ViaSat, Inc.	10,000	(639,500)
Vuzix Corp.	15,461	(101,270)
Wesco Aircraft Holdings, Inc.	1,100	(12,375)
Western Digital Corp.	155,300	(9,091,262)
ZAGG, Inc.	100	(1,475)

		(49,778,200)

Health Care Facilities & Services — (0.2)%
AAC Holdings, Inc.	5,700	(43,491)
Acadia Healthcare Co., Inc.	36,700	(1,291,840)
American Renal Associates Holdings, Inc.	3,000	(64,950)
Brookdale Senior Living, Inc.	105,991	(1,041,892)
Cancer Genetics, Inc.	1,000	(1,040)
Capital Senior Living Corp.	13,100	(123,664)
Community Health Systems, Inc.	68,100	(235,626)
Diplomat Pharmacy, Inc.	24,700	(479,427)
Ekso Bionics Holdings, Inc.	20,409	(47,757)
Envision Healthcare Corp.	31	(1,418)
Evolus, Inc.	2,500	(46,550)
Genesis Healthcare, Inc.	5,700	(7,695)
Henry Schein, Inc. (d)	91,755	(7,801,928)
Interpace Diagnostics Group, Inc.	21,900	(33,726)
Invitae Corp.	30,300	(506,919)
IQVIA Holdings, Inc.	2	(259)
LHC Group, Inc.	383	(39,445)
Nobilis Health Corp.	4,600	(4,600)
Select Medical Holdings Corp.	600	(11,040)
Surgery Partners, Inc.	7,900	(130,350)
Syneos Health, Inc.	27,500	(1,417,625)
Tenet Healthcare Corp.	4,500	(128,070)
Universal Health Services, Inc., Class B	13,200	(1,687,488)

		(15,146,800)

Home & Office Products — (0.4)%
American Woodmark Corp.	4,100	(321,645)
Beazer Homes USA, Inc.	28,600	(300,300)
Century Communities, Inc.	9,300	(244,125)
Hovnanian Enterprises, Inc., Class A	58,500	(93,600)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2018 (Unaudited)

Security Description	Shares	Value
Interface, Inc.	100	$(2,335)
iRobot Corp.	4,700	(516,624)
JELD-WEN Holding, Inc.	9,100	(224,406)
Lennar Corp., Class A	143,024	(6,677,791)
LGI Homes, Inc.	13,600	(645,184)
M/I Homes, Inc.	4,200	(100,506)
MDC Holdings, Inc.	2,544	(75,252)
New Home Co., Inc. (The)	100	(806)
Newell Brands, Inc.	400,118	(8,122,395)
Nova Lifestyle, Inc.	500	(870)
Patrick Industries, Inc.	775	(45,880)
Skyline Champion Corp.	2,800	(79,996)
Snap-on, Inc.	1,700	(312,120)
Stanley Black & Decker, Inc.	7,500	(1,098,300)
Taylor Morrison Home Corp., Class A	100	(1,804)
Tempur Sealy International, Inc.	34,200	(1,809,180)
TRI Pointe Homes, Inc.	86,700	(1,075,080)
Tupperware Brands Corp.	31,900	(1,067,055)
William Lyon Homes, Class A	17,400	(276,486)

		(23,091,740)

Industrial Services — (0.0)%
Applied Industrial Technologies, Inc.	900	(70,425)
EnviroStar, Inc.	500	(19,475)
HD Supply Holdings, Inc.	8,500	(363,715)
Herc Holdings, Inc.	46	(2,355)
SiteOne Landscape Supply, Inc.	3,600	(271,224)
Team, Inc.	8,900	(200,250)
Textainer Group Holdings Ltd.	800	(10,240)
Triton International Ltd.	200	(6,654)
Watsco, Inc.	1,698	(302,414)
WW Grainger, Inc.	1	(357)

		(1,247,109)

Institutional Financial Services — (0.4)%
Arlington Asset Investment Corp., Class A	24,400	(227,896)
Evercore Partners, Inc., Class A	10,500	(1,055,775)
GAIN Capital Holdings, Inc.	17,200	(111,800)
Goldman Sachs Group, Inc.	99,300	(22,267,032)
Greenhill & Co., Inc.	18,800	(495,380)
Jefferies Financial Group, Inc.	14,500	(318,420)
Moelis & Co., Class A	1,400	(76,720)
Northern Trust Corp.	300	(30,639)
Virtu Financial, Inc., Class A	17,400	(355,830)

		(24,939,492)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2018 (Unaudited)

Security Description	Shares	Value
Insurance — (0.1)%
American International Group, Inc.	42,200	$(2,246,728)
American National Insurance Co.	100	(12,929)
Amtrust Financial Services, Inc.	16,000	(232,320)
Aon PLC	200	(30,756)
Argo Group International Holdings Ltd.	660	(41,613)
Assurant, Inc.	8,000	(863,600)
Axis Capital Holdings Ltd.	300	(17,313)
Berkshire Hathaway, Inc., Class B	10,400	(2,226,744)
Brighthouse Financial, Inc.	300	(13,272)
Cincinnati Financial Corp.	500	(38,405)
Erie Indemnity Co., Class A	100	(12,753)
Everest Re Group Ltd.	4,100	(936,727)
Goosehead Insurance, Inc., Class A	200	(6,774)
HCI Group, Inc.	700	(30,625)
Horace Mann Educators Corp.	300	(13,470)
Kemper Corp.	500	(40,225)
MBIA, Inc.	51,200	(547,328)
National General Holdings Corp.	400	(10,736)
Reinsurance Group of America, Inc.	2,500	(361,400)
Selective Insurance Group, Inc.	100	(6,350)
Sun Life Financial, Inc.	10,100	(401,576)
Willis Towers Watson PLC	2,612	(368,135)
WMIH Corp.	3,500	(4,865)

		(8,464,644)

Iron & Steel — (0.1)%
AK Steel Holding Corp.	241,800	(1,184,820)
Allegheny Technologies, Inc.	29,100	(859,905)
Carpenter Technology Corp.	2,100	(123,795)
Cleveland Cliffs, Inc.	18,700	(236,742)
Commercial Metals Co.	36,700	(753,084)
Schnitzer Steel Industries, Inc., Class A	4,800	(129,840)
TimkenSteel Corp.	10,100	(150,187)
United States Steel Corp.	128,200	(3,907,536)

		(7,345,909)

Leisure Products — (0.1)%
Camping World Holdings, Inc., Class A	31,400	(669,448)
Fox Factory Holding Corp.	1,400	(98,070)
Funko, Inc., Class A	199	(4,714)
LCI Industries	3,300	(273,240)
Mattel, Inc.	197,200	(3,096,040)
Nautilus, Inc.	7,700	(107,415)
Polaris Industries, Inc.	26,200	(2,644,890)
Thor Industries, Inc.	100	(8,370)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2018 (Unaudited)

Security Description	Shares	Value
Vista Outdoor, Inc.	1,900	$(33,991)
Winnebago Industries, Inc.	16,100	(533,715)

		(7,469,893)

Machinery — (0.2)%
Actuant Corp., Class A	12,800	(357,120)
Cactus, Inc.	1,700	(65,076)
CIRCOR International, Inc.	4,600	(218,500)
Colfax Corp.	1,400	(50,484)
Deere & Co.	400	(60,132)
Dover Corp.	24,400	(2,160,132)
Flowserve Corp.	37,000	(2,023,530)
Gates Industrial Corp. plc	300	(5,850)
GrafTech International Ltd.	22,600	(440,926)
Ichor Holdings Ltd.	20,700	(422,694)
John Bean Technologies Corp.	7,400	(882,820)
Manitowoc Co., Inc. (The)	25,350	(608,147)
Middleby Corp.	18,001	(2,328,429)
NN, Inc.	2,200	(34,320)
Sun Hydraulics Corp.	2,200	(120,516)
Terex Corp.	25,000	(997,750)
Titan International, Inc.	4,600	(34,132)
Welbilt, Inc.	1,500	(31,320)
Xylem, Inc.	5,600	(447,272)

		(11,289,150)

Manufactured Goods — (0.0)%
Mueller Industries, Inc.	600	(17,388)
Proto Labs, Inc.	2,600	(420,550)
Valmont Industries, Inc.	200	(27,700)

		(465,638)

Media — (0.9)%
Altice USA, Inc.	800	(14,512)
AMC Networks, Inc., Class A	9,500	(630,230)
Cars.com, Inc.	3,900	(107,679)
Charter Communications, Inc., Class A	58,060	(18,920,593)
ChinaNet Online Holdings, Inc.	764	(1,299)
Discovery Communications, Inc., Class A	129,700	(4,150,400)
DISH Network Corp., Class A	1,400	(50,064)
Entercom Communications Corp., Class A	64,000	(505,600)
EW Scripps Co., Class A	5,136	(84,744)
Expedia, Inc.	14,784	(1,929,016)
Fluent, Inc.	6,885	(14,803)
Global Eagle Entertainment, Inc.	4,500	(12,690)
Gray Television, Inc.	9,500	(166,250)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2018 (Unaudited)

Security Description	Shares	Value
Groupon, Inc.	292,800	$(1,103,856)
Houghton Mifflin Harcourt Co.	9,300	(65,100)
IZEA Worldwide, Inc.	1,484	(2,360)
Liberty Broadband Corp., Class C	19,000	(1,601,700)
Liberty Expedia Holdings, Inc., Class A	10,500	(493,920)
Liberty Media Group, Class A	7,892	(280,797)
Lions Gate Entertainment Corp., Class A	5,700	(139,023)
Live Ventures, Inc.	366	(3,221)
Media General, Inc.	12,100	0
Meredith Corp.	8,900	(454,345)
MSG Networks, Inc.	2,500	(64,500)
National CineMedia, Inc.	3,400	(36,006)
New Media Investment Group, Inc.	1,500	(23,535)
New York Times Co., Class A	21,800	(504,670)
Nexstar Media Group, Inc.	21,611	(1,759,135)
Omnicom Group, Inc.	100	(6,802)
Pandora Media, Inc.	9,600	(91,296)
Shopify, Inc., Class A	50,500	(8,305,230)
Shutterfly, Inc.	28,400	(1,871,276)
Sinclair Broadcast Group, Inc., Class A	4,300	(121,905)
Sirius XM Holdings, Inc. (d)	411,688	(2,601,868)
Snap, Inc.	818,500	(6,940,880)
Social Reality, Inc.	200	(746)
TEGNA, Inc.	30,500	(364,780)
Trade Desk, Inc. (The), Class A	630	(95,073)
TripAdvisor, Inc.	26,002	(1,327,922)
WideOpenWest, Inc.	6,000	(67,260)
Yelp, Inc.	400	(19,680)
Zillow Group, Inc., Class A	882	(38,985)

		(54,973,751)

Medical Equipment & Devices — (1.4)%
Abbott Laboratories (d)	142,300	(10,439,128)
Accelerate Diagnostics, Inc.	11,200	(257,040)
Aethlon Medical, Inc.	1,838	(2,169)
Agilent Technologies, Inc. (d)	54,780	(3,864,181)
Align Technology, Inc. (d)	13,130	(5,136,719)
Amedica Corp.	1,408	(364)
Avinger, Inc.	5,780	(7,630)
Bellerophon Therapeutics, Inc.	100	(108)
BioTelemetry, Inc.	12,800	(824,960)
Boston Scientific Corp.	993	(38,231)
Bruker Corp.	600	(20,070)
Cesca Therapeutics, Inc.	284	(91)
CHF Solutions, Inc.	3,536	(4,172)
Cooper Cos., Inc.	1,400	(388,010)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2018 (Unaudited)

Security Description	Shares	Value
Corindus Vascular Robotics, Inc.	3,200	$(4,544)
DexCom, Inc.	6,100	(872,544)
Exact Sciences Corp.	12,502	(986,658)
Glaukos Corp.	13,300	(863,170)
Hologic, Inc. (d)	253,630	(10,393,757)
IDEXX Laboratories, Inc. (d)	4,670	(1,165,912)
ImmunoCellular Therapeutics Ltd.	2,700	(567)
Inspire Medical Systems, Inc.	200	(8,416)
Invacare Corp.	1,400	(20,370)
InVivo Therapeutics Holdings Corp.	376	(760)
IsoRay, Inc.	4,600	(2,386)
K2M Group Holdings, Inc.	300	(8,211)
Luminex Corp.	2,400	(72,744)
Medtronic PLC	3	(295)
Mettler-Toledo International, Inc. (d)	15,430	(9,396,561)
Microbot Medical, Inc.	862	(6,370)
Myomo, Inc.	9,800	(19,012)
Natus Medical, Inc.	1,000	(35,650)
Neogen Corp.	593	(42,417)
Neovasc, Inc.	1,036	(2,818)
Nevro Corp.	25,500	(1,453,500)
OPKO Health, Inc.	238,399	(824,861)
Pacific Biosciences of California, Inc.	29,800	(161,218)
PerkinElmer, Inc.	8,000	(778,160)
Pulse Biosciences, Inc.	2,698	(38,285)
Quanterix Corp.	1,200	(25,704)
Repligen Corp.	3,500	(194,110)
Restoration Robotics, Inc.	100	(290)
Rockwell Medical, Inc.	11,400	(48,108)
Second Sight Medical Products, Inc.	8,100	(15,390)
Senseonics Holdings, Inc.	1,000	(4,770)
STERIS PLC	500	(57,200)
Thermo Fisher Scientific, Inc. (d)	54,900	(13,399,992)
TransEnterix, Inc.	167,600	(972,080)
Valeritas Holdings, Inc.	200	(266)
Varian Medical Systems, Inc. (d)	84,040	(9,406,597)
ViewRay, Inc.	2,300	(21,528)
Viveve Medical, Inc.	4,200	(11,256)
Waters Corp. (d)	67,370	(13,115,592)
West Pharmaceutical Services, Inc.	100	(12,347)
Wright Medical Group NV	1	(29)

		(85,427,318)

Metals & Mining — (0.2)%
Agnico Eagle Mines Ltd.	11,200	(383,040)
Alamos Gold, Inc., Class A	72,246	(333,054)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2018 (Unaudited)

Security Description	Shares	Value
Alcoa Corp.	2,399	$(96,920)
Avino Silver & Gold Mines Ltd.	600	(374)
B2GOLD Corp.	17,100	(39,330)
Barrick Gold Corp.	58,300	(645,964)
Cameco Corp.	37,700	(429,780)
Centrus Energy Corp., Class A	500	(1,345)
Century Aluminum Co.	52,300	(626,031)
Coeur Mining, Inc.	79,964	(426,208)
Compass Minerals International, Inc.	13,700	(920,640)
Constellium NV, Class A	2,300	(28,405)
Covia Holdings Corp.	1,400	(12,558)
Eldorado Gold Corp.	19,200	(16,955)
Endeavour Silver Corp.	58,100	(134,211)
Energy Fuels, Inc.	2,000	(6,560)
Ferroglobe PLC	8,000	(65,360)
First Majestic Silver Corp.	144,800	(822,464)
Fortuna Silver Mines, Inc.	500	(2,185)
Franco-Nevada Corp.	14,300	(894,465)
Freeport-McMoRan Copper & Gold, Inc.	91,200	(1,269,504)
Gold Resource Corp.	7,200	(37,008)
Gold Standard Ventures Corp.	22,200	(38,184)
Goldcorp, Inc.	33,900	(345,780)
Hecla Mining Co.	43,219	(120,581)
IAMGOLD Corp.	5,200	(19,136)
MAG Silver Corp.	10,600	(85,966)
McEwen Mining, Inc.	114,700	(222,518)
Northern Dynasty Minerals Ltd.	49,300	(27,608)
Novagold Resources, Inc.	77,500	(287,525)
Osisko Gold Royalties Ltd.	26,400	(200,376)
Pershing Gold Corp.	1,100	(1,331)
Pretium Resources, Inc.	88,200	(671,202)
Sandstorm Gold Ltd.	6,000	(22,380)
Seabridge Gold, Inc.	13,300	(172,235)
SSR Mining, Inc.	8,800	(76,648)
Tahoe Resources, Inc.	107,100	(298,809)
Uranium Energy Corp.	60,900	(104,748)
Vista Gold Corp.	4,800	(2,417)
Westwater Resources, Inc.	11,405	(2,538)

		(9,892,343)

Oil, Gas & Coal — (2.0)%
Anadarko Petroleum Corp.	1,700	(114,597)
Antero Midstream GP LP	29,600	(500,832)
Antero Resources Corp.	147,100	(2,605,141)
Apache Corp.	169,800	(8,094,366)
Apergy Corp.	800	(34,848)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2018 (Unaudited)

Security Description	Shares	Value
Approach Resources, Inc.	1,700	$(3,791)
Arch Coal, Inc.	2,800	(250,320)
Archrock, Inc.	7,600	(92,720)
Basic Energy Services, Inc.	18,300	(182,817)
Baytex Energy Corp.	20,300	(59,073)
Bonanza Creek Energy, Inc.	6,200	(184,636)
Bristow Group, Inc.	7,700	(93,401)
C&J Energy Services, Inc.	6,900	(143,520)
Cabot Oil & Gas Corp.	45,100	(1,015,652)
Callon Petroleum Co.	193,000	(2,314,070)
Camber Energy, Inc.	3,733	(1,101)
Canadian Natural Resources Ltd.	4,600	(150,236)
CARBO Ceramics, Inc.	17,800	(129,050)
Carrizo Oil & Gas, Inc.	59,000	(1,486,800)
Cenovus Energy, Inc.	116,100	(1,164,483)
Chesapeake Energy Corp.	775,400	(3,481,546)
Cimarex Energy Co.	25,800	(2,397,852)
Cloud Peak Energy, Inc.	10,200	(23,460)
CNX Resources Corp.	900	(12,879)
Comstock Resources, Inc.	7,380	(61,844)
Contango Oil & Gas Co.	1,000	(6,180)
Core Laboratories NV	6,200	(718,146)
Crescent Point Energy Corp.	77,400	(491,490)
Delek US Holdings, Inc.	70,540	(2,993,012)
Devon Energy Corp.	122,500	(4,892,650)
Diamond Offshore Drilling, Inc.	19,000	(380,000)
Diamondback Energy, Inc.	2,800	(378,532)
Dril-Quip, Inc.	13,200	(689,700)
Earthstone Energy, Inc.	6,100	(57,218)
Eclipse Resources Corp.	7,000	(8,330)
Eco-Stim Energy Solutions, Inc.	500	(141)
Enbridge Energy Management LLC	18,974	(207,196)
Enbridge, Inc.	186,472	(6,021,181)
Encana Corp.	11,600	(152,076)
Enerplus Corp.	27,500	(339,350)
EnLink Midstream LLC	21,400	(352,030)
Ensco PLC, Class A	184,500	(1,557,180)
EP Energy Corp., Class A	27,700	(64,818)
EQT Corp.	108,200	(4,785,686)
Exterran Corp.	300	(7,959)
Extraction Oil & Gas, Inc.	54,400	(614,176)
Flotek Industries, Inc.	29,900	(71,760)
Forum Energy Technologies, Inc.	1,200	(12,420)
Frank’s International NV	41,700	(361,956)
FTS International, Inc.	19,400	(228,726)
Gulfport Energy Corp.	26,000	(270,660)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2018 (Unaudited)

Security Description	Shares	Value
Halcon Resources Corp.	107,800	$(481,866)
Hess Corp.	99,900	(7,150,842)
HighPoint Resources Corp.	1,900	(9,272)
HollyFrontier Corp.	16,700	(1,167,330)
Imperial Oil Ltd.	6,600	(213,642)
ION Geophysical Corp.	14	(218)
Jagged Peak Energy, Inc.	11,000	(152,130)
Jones Energy, Inc.	2,505	(15,030)
Keane Group, Inc.	42,600	(526,962)
Kinder Morgan, Inc.	761,831	(13,507,264)
Laredo Petroleum, Inc.	183,500	(1,499,195)
Liberty Oilfield Services, Inc., Class A	24,800	(534,936)
Matador Resources Co.	20,700	(684,135)
McDermott International, Inc.	73,266	(1,350,292)
MRC Global, Inc.	34,600	(649,442)
Murphy Oil Corp.	34,400	(1,146,896)
Nabors Industries Ltd.	303,816	(1,871,507)
National Oilwell Varco, Inc.	18,700	(805,596)
NCS Multistage Holdings, Inc.	3,900	(64,389)
New Concept Energy, Inc.	200	(474)
Nine Energy Service, Inc.	1,600	(48,928)
Noble Energy, Inc.	6,433	(200,645)
Northern Oil and Gas, Inc.	7,800	(31,200)
NOW, Inc.	1,200	(19,860)
Oasis Petroleum, Inc.	5,400	(76,572)
Obsidian Energy Ltd.	800	(760)
Oceaneering International, Inc.	37,000	(1,021,200)
Oil States International, Inc.	1,800	(59,760)
Par Pacific Holdings, Inc.	4,700	(95,880)
Parsley Energy, Inc., Class A	133,800	(3,913,650)
Patterson-UTI Energy, Inc.	110,300	(1,887,233)
PBF Energy, Inc., Class A	56,500	(2,819,915)
PDC Energy, Inc.	10,900	(533,664)
Pembina Pipeline Corp.	19,005	(645,980)
Precision Drilling Corp.	500	(1,730)
ProPetro Holding Corp.	42,600	(702,474)
QEP Resources, Inc.	59,800	(676,936)
Ramaco Resources, Inc.	4,100	(30,586)
Range Resources Corp.	202,887	(3,447,050)
Resolute Energy Corp.	19,100	(722,171)
Ring Energy, Inc.	30,800	(305,228)
Rowan Cos. PLC, Class A	2,800	(52,724)
RPC, Inc.	26,000	(402,480)
SAExploration Holdings, Inc.	34	(350)
Sanchez Energy Corp.	74,300	(170,890)
SandRidge Energy, Inc.	1,100	(11,957)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2018 (Unaudited)

Security Description	Shares	Value
SemGroup Corp., Class A	39,800	$(877,590)
SM Energy Co.	91,800	(2,894,454)
Smart Sand, Inc.	19,600	(80,556)
Solaris Oilfield Infrastructure, Inc., Class A	8,700	(164,343)
Southwestern Energy Co.	53,000	(270,830)
SRC Energy, Inc.	57,000	(506,730)
Superior Energy Services, Inc.	16,300	(158,762)
Talos Energy, Inc.	4,300	(141,126)
Targa Resources Corp.	91,900	(5,174,889)
Tellurian, Inc.	72,500	(650,325)
TETRA Technologies, Inc.	19,300	(87,043)
Thermon Group Holdings, Inc.	1,100	(28,358)
TransCanada Corp.	3,600	(145,656)
Ultra Petroleum Corp.	30,000	(33,600)
US Silica Holdings, Inc.	65,800	(1,239,014)
Vermilion Energy, Inc.	7,600	(250,344)
W&T Offshore, Inc.	23,300	(224,612)
Weatherford International PLC	744,700	(2,018,137)
Williams Cos., Inc.	240,600	(6,541,914)
WPX Energy, Inc.	121,000	(2,434,520)
Zion Oil & Gas, Inc.	100	(128)

		(123,895,780)

Passenger Transportation — (0.2)%
Allegiant Travel Co.	1,000	(126,800)
American Airlines Group, Inc.	242,900	(10,039,057)
Spirit Airlines, Inc.	20,100	(944,097)

		(11,109,954)

Real Estate — (1.0)%
Acadia Realty Trust	12,500	(350,375)
Alexander & Baldwin, Inc.	890	(20,194)
American Assets Trust, Inc.	400	(14,916)
American Campus Communities, Inc.	9,400	(386,904)
American Homes 4 Rent	44,600	(976,294)
Americold Realty Trust	4,000	(100,080)
Apple Hospitality REIT, Inc.	300	(5,247)
Ashford Hospitality Trust, Inc.	17,900	(114,381)
Bluerock Residential Growth REIT, Inc.	6,800	(66,640)
Braemar Hotels & Resorts, Inc.	10,122	(119,136)
Brandywine Realty Trust	7,100	(111,612)
Brixmor Property Group, Inc.	13,300	(232,883)
CatchMark Timber Trust, Inc., Class A	2,800	(32,004)
CBL & Associates Properties, Inc.	146,600	(584,934)
Cedar Realty Trust, Inc.	1,300	(6,058)
Chatham Lodging Trust	12,800	(267,392)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2018 (Unaudited)

Security Description	Shares	Value
Chesapeake Lodging Trust	6,400	$(205,248)
City Office REIT, Inc.	4,900	(61,838)
Clipper Realty, Inc.	1,300	(17,589)
Colony Capital, Inc.	127,721	(777,821)
Colony Credit Real Estate, Inc.	100	(2,199)
Community Healthcare Trust, Inc.	1,900	(58,862)
CorePoint Lodging, Inc. REIT	2,200	(42,790)
CoreSite Realty Corp.	5,100	(566,814)
Corporate Office Properties Trust	1,800	(53,694)
Cousins Properties, Inc.	165,600	(1,472,184)
CubeSmart	16,200	(462,186)
Cushman & Wakefield plc	100	(1,699)
CyrusOne, Inc.	38,600	(2,447,240)
DDR Corp.	103,550	(1,386,534)
DiamondRock Hospitality Co.	9,300	(108,531)
Digital Realty Trust, Inc.	8,584	(965,528)
Douglas Emmett, Inc.	1,300	(49,036)
Easterly Government Properties, Inc.	31,900	(617,903)
Equinix, Inc.	127	(54,977)
Farmland Partners, Inc.	19,000	(127,300)
Forestar Group, Inc.	218	(4,622)
Franklin Street Properties Corp.	6,700	(53,533)
Front Yard Residential Corp.	14,700	(159,495)
Global Medical REIT, Inc.	5,400	(50,868)
Global Net Lease, Inc.	22,061	(459,972)
Government Properties Income Trust	45,700	(515,953)
Gramercy Property Trust	47	(1,290)
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	2,500	(53,675)
HCP, Inc.	136,100	(3,582,152)
Healthcare Realty Trust, Inc.	41,200	(1,205,512)
Healthcare Trust of America, Inc., Class A	59,700	(1,592,199)
Hersha Hospitality Trust	13,900	(315,113)
Hospitality Properties Trust	3,100	(89,404)
Hudson Pacific Properties, Inc.	25,700	(840,904)
Independence Realty Trust, Inc.	30,900	(325,377)
Innovative Industrial Properties, Inc.	4,792	(231,166)
Invitation Homes, Inc.	101,172	(2,317,851)
Iron Mountain, Inc.	21,100	(728,372)
iStar, Inc.	9,000	(100,530)
JBG SMITH Properties	18,800	(692,404)
Jernigan Capital, Inc.	5,200	(100,308)
Jones Lang LaSalle, Inc.	3,300	(476,256)
Kilroy Realty Corp.	1,300	(93,197)
Kimco Realty Corp.	7,100	(118,854)
Kite Realty Group Trust	24,500	(407,925)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2018 (Unaudited)

Security Description	Shares	Value
LaSalle Hotel Properties	12,500	$(432,375)
Lexington Realty Trust	3,900	(32,370)
Life Storage, Inc.	11,900	(1,132,404)
Macerich Co.	16,100	(890,169)
Mack-Cali Realty Corp.	19,900	(423,074)
MGM Growth Properties LLC, Class A	17,499	(516,045)
Mid-America Apartment Communities, Inc.	17,000	(1,703,060)
National Storage Affiliates Trust	2,700	(68,688)
New Senior Investment Group, Inc.	33,701	(198,836)
NorthStar Realty Europe Corp.	13,400	(189,744)
Omega Healthcare Investors, Inc.	46,240	(1,515,285)
Outfront Media, Inc.	900	(17,955)
Park Hotels & Resorts, Inc.	36,300	(1,191,366)
Pebblebrook Hotel Trust	21,200	(771,044)
Pennsylvania REIT	55,200	(522,192)
Physicians Realty Trust	86,800	(1,463,448)
Piedmont Office Realty Trust, Inc., Class A	3,700	(70,041)
Potlatch Corp.	20	(819)
Preferred Apartment Communities, Inc., Class A	14,900	(261,942)
QTS Realty Trust, Inc., Class A	13,100	(558,977)
Ramco-Gershenson Properties Trust	11,400	(155,040)
Realogy Holdings Corp.	45,500	(939,120)
Redfin Corp.	27,999	(523,581)
Regency Centers Corp.	42,400	(2,742,008)
Rexford Industrial Realty, Inc.	12,700	(405,892)
RLJ Lodging Trust	43,400	(956,102)
Select Income REIT	3,800	(83,372)
Seritage Growth Properties	14,800	(702,852)
Spirit Realty Capital, Inc.	9,900	(79,794)
Sun Communities, Inc.	2,400	(243,696)
Sunstone Hotel Investors, Inc.	78,867	(1,290,264)
Tanger Factory Outlet Centers, Inc.	19,200	(439,296)
Taubman Centers, Inc.	1,100	(65,813)
Tier REIT, Inc.	1,100	(26,510)
Uniti Group, Inc.	113,500	(2,287,025)
Ventas, Inc.	1,300	(70,694)
Vereit, Inc. REIT	415,300	(3,015,078)
Vornado Realty Trust	13,500	(985,500)
Washington Prime Group, Inc.	127,900	(933,670)
Washington Real Estate Investment Trust	19,400	(594,610)
Welltower, Inc.	73,800	(4,746,816)
Wheeler Real Estate Investment Trust, Inc.	3,252	(13,919)
Whitestone REIT	13,900	(192,932)

		(60,839,373)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2018 (Unaudited)

Security Description	Shares	Value
Recreation Facilities & Services — (0.1)%
AMC Entertainment Holdings, Inc., Class A	43,900	$(899,950)
Drive Shack, Inc.	12,267	(73,111)
Live Nation Entertainment, Inc.	20,900	(1,138,423)
Six Flags Entertainment Corp.	62,700	(4,377,714)
St Joe Co.	1,900	(31,920)
XpreSpa Group, Inc.	3,650	(544)

		(6,521,662)

Renewable Energy — (0.1)%
American Superconductor Corp.	1,100	(7,645)
Ballard Power Systems, Inc.	45,300	(194,790)
Canadian Solar, Inc.	4,100	(59,450)
EnerSys	100	(8,713)
Enphase Energy, Inc.	1,295	(6,281)
First Solar, Inc.	33,200	(1,607,544)
FuelCell Energy, Inc.	37,358	(39,973)
Gevo, Inc.	2,963	(11,733)
Green Plains, Inc.	34,900	(600,280)
Hydrogenics Corp.	300	(2,175)
Pacific Ethanol, Inc.	2,200	(4,180)
Plug Power, Inc.	173,200	(332,544)
SolarEdge Technologies, Inc.	17,300	(651,345)
SunPower Corp.	61,700	(450,410)
Sunworks, Inc.	3,800	(1,862)
Vivint Solar, Inc.	18,900	(98,280)

		(4,077,205)

Retail—Consumer Staples — (0.5)%
Big Lots, Inc.	33,600	(1,404,144)
Blue Apron Holdings, Inc., Class A	52,799	(90,814)
Dollar General Corp.	200	(21,818)
Dollar Tree, Inc.	2,900	(236,495)
Fred’s, Inc., Class A	28,746	(58,642)
Rite Aid Corp.	162,868	(208,471)
Sprouts Farmers Market, Inc.	5,900	(161,719)
Walgreens Boots Alliance, Inc. (d)	393,320	(28,673,028)

		(30,855,131)

Retail—Discretionary — (1.1)%
Abercrombie & Fitch Co., Class A	55,000	(1,161,600)
Asbury Automotive Group, Inc.	400	(27,500)
Ascena Retail Group, Inc.	6,000	(27,420)
At Home Group, Inc.	3,500	(110,355)
AutoNation, Inc.	8,200	(340,710)
Avis Budget Group, Inc.	5,900	(189,626)
Barnes & Noble, Inc.	44,900	(260,420)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2018 (Unaudited)

Security Description	Shares	Value
Beacon Roofing Supply, Inc.	4,300	$(155,617)
Bed Bath & Beyond, Inc.	7,800	(117,000)
Best Buy Co., Inc.	109,600	(8,697,856)
Big 5 Sporting Goods Corp.	8,117	(41,397)
BlueLinx Holdings, Inc.	1,900	(59,831)
BMC Stock Holdings, Inc.	19,000	(354,350)
Buckle, Inc.	24,400	(562,420)
Builders FirstSource, Inc.	2,600	(38,168)
Burlington Stores, Inc.	10,800	(1,759,536)
Caleres, Inc.	100	(3,586)
CarMax, Inc.	700	(52,269)
Carvana Co.	14,400	(850,896)
Cato Corp., Class A	10,600	(222,812)
Chico’s FAS, Inc.	29,100	(252,297)
Children’s Place, Inc.	9,800	(1,252,440)
Conn’s, Inc.	18,000	(636,300)
Destination Maternity Corp.	2,400	(11,184)
Dick’s Sporting Goods, Inc.	65,000	(2,306,200)
Dillard’s, Inc., Class A	10,700	(816,838)
Duluth Holdings, Inc., Class B	4,300	(135,278)
Express, Inc.	7,000	(77,420)
FirstCash, Inc.	2,628	(215,496)
Floor & Decor Holdings, Inc., Class A	5,700	(171,969)
Foot Locker, Inc.	25,700	(1,310,186)
Foundation Building Materials, Inc.	4,950	(61,726)
Francesca’s Holdings Corp.	20,500	(76,055)
GameStop Corp., Class A	54,764	(836,246)
Gap, Inc.	197,900	(5,709,415)
GNC Holdings, Inc., Class A	52,190	(216,067)
Group 1 Automotive, Inc.	3,500	(227,150)
Guess?, Inc.	40,600	(917,560)
Haverty Furniture Cos., Inc.	1,900	(41,990)
Hertz Global Holdings, Inc.	71,500	(1,167,595)
Hibbett Sports, Inc.	3,400	(63,920)
J. Jill, Inc.	1,600	(9,888)
JC Penney Co., Inc.	199,000	(330,340)
L Brands, Inc.	194,200	(5,884,260)
Lands’ End, Inc.	1,700	(29,835)
Lithia Motors, Inc., Class A	12,700	(1,037,082)
Lumber Liquidators Holdings, Inc.	9,200	(142,508)
MarineMax, Inc.	1,800	(38,250)
Michaels Cos., Inc. (The)	137,100	(2,225,133)
Net Element, Inc.	1,925	(10,376)
Overstock.com, Inc.	14,900	(412,730)
Party City Holdco, Inc.	1,100	(14,905)
Penske Automotive Group, Inc.	1,500	(71,085)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2018 (Unaudited)

Security Description	Shares	Value
PetIQ, Inc.	8,600	$(338,066)
Pier 1 Imports, Inc.	67,700	(101,550)
Qurate Retail, Inc.	49,966	(1,109,745)
Restoration Hardware Holdings, Inc.	18,800	(2,462,988)
Sally Beauty Holdings, Inc.	100,800	(1,853,712)
Sears Holdings Corp.	78,200	(75,682)
Signet Jewelers Ltd.	24,700	(1,628,471)
Sleep Number Corp.	16,500	(606,870)
Sonic Automotive, Inc., Class A	2,600	(50,310)
Sportsman’s Warehouse Holdings, Inc.	16,400	(95,940)
Stage Stores, Inc.	8,687	(17,113)
Tailored Brands, Inc.	29,600	(745,624)
Tiffany & Co.	59,201	(7,635,153)
Tractor Supply Co.	68,300	(6,207,104)
Williams-Sonoma, Inc.	68,400	(4,495,248)

		(69,166,669)

Semiconductors — (1.0)%
Adesto Technologies Corp.	700	(4,165)
Advanced Micro Devices, Inc.	793,300	(24,505,037)
Analog Devices, Inc.	15,800	(1,460,868)
Aquantia Corp.	9,700	(124,063)
Broadcom, Inc.	99,138	(24,460,319)
Brooks Automation, Inc.	3,800	(133,114)
Cirrus Logic, Inc.	800	(30,880)
Coherent, Inc.	2,400	(413,256)
Cree, Inc.	11,000	(416,570)
Cypress Semiconductor Corp.	158,135	(2,291,376)
Electro Scientific Industries, Inc.	100	(1,745)
II-VI, Inc.	7,600	(359,480)
Impinj, Inc.	15,500	(384,710)
Inphi Corp.	4,400	(167,112)
KEMET Corp.	2,300	(42,665)
Marvell Technology Group Ltd.	86,370	(1,666,941)
MaxLinear, Inc., Class A	17,340	(344,719)
Maxwell Technologies, Inc.	1,600	(5,584)
Microchip Technology, Inc.	80,876	(6,381,925)
MoSys, Inc.	2,391	(1,650)
NeoPhotonics Corp.	29,300	(243,190)
Oclaro, Inc.	72,200	(645,468)
Qorvo, Inc.	3,923	(301,639)
Ultra Clean Holdings, Inc.	100	(1,256)
Universal Display Corp.	9,500	(1,120,050)
US Gold Corp.	1,400	(1,484)

		(65,509,266)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2018 (Unaudited)

Security Description	Shares	Value
Software — (0.3)%
ACI Worldwide, Inc.	300	$(8,442)
Activision Blizzard, Inc.	109,900	(9,142,581)
Allscripts Healthcare Solutions, Inc.	27,800	(396,150)
Appian Corp.	4,700	(155,570)
Asure Software, Inc.	400	(4,968)
Avalara, Inc.	600	(20,958)
Avaya Holdings Corp.	13,100	(290,034)
Box, Inc., Class A	10,500	(251,055)
Boxlight Corp., Class A	500	(1,460)
Carbon Black, Inc.	3,000	(63,540)
Castlight Health, Inc., Class B	14,300	(38,610)
Ceridian HCM Holding, Inc.	2,800	(117,684)
Computer Programs & Systems, Inc.	700	(18,795)
DocuSign, Inc.	16,900	(888,433)
Donnelley Financial Solutions, Inc.	200	(3,584)
DropCar, Inc.	75	(38)
Electronic Arts, Inc.	8,100	(975,969)
Envestnet, Inc.	800	(48,760)
Evolent Health, Inc.	29,700	(843,480)
FireEye, Inc.	7,600	(129,200)
Glu Mobile, Inc.	2,000	(14,900)
Inpixon	3,758	(757)
Instructure, Inc.	3,300	(116,820)
LiveRamp Holdings, Inc.	16,000	(790,560)
LogMeIn, Inc.	13,700	(1,220,670)
Medical Transcription Billing Corp.	2,700	(14,040)
NantHealth, Inc.	3,700	(5,809)
Nuance Communications, Inc.	6,500	(112,580)
Omnicell, Inc.	1,000	(71,900)
Pareteum Corp.	46,162	(138,486)
Pegasystems, Inc.	1,100	(68,860)
Pivotal Software, Inc., Class A	6,300	(123,354)
Remark Holdings, Inc.	8,800	(28,072)
ShiftPixy, Inc.	100	(388)
SITO Mobile Ltd.	700	(1,246)
Smartsheet, Inc., Class A	100	(3,126)
Sphere 3D Corp.	5,758	(2,246)
Take-Two Interactive Software, Inc.	32,600	(4,498,474)
TiVo Corp.	118	(1,469)
USA Technologies, Inc.	1,500	(10,800)
Veritone, Inc.	829	(8,646)
VirnetX Holding Corp.	14,100	(65,565)
xG Technology, Inc.	8,700	(3,671)
Zscaler, Inc.	5,400	(220,212)
Zuora, Inc., Class A	3,700	(85,507)

		(21,007,469)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2018 (Unaudited)

Security Description	Shares	Value
Specialty Finance — (0.1)%
Alliance Data Systems Corp.	3,071	$(725,247)
Ally Financial, Inc.	68,100	(1,801,245)
Altisource Portfolio Solutions SA	2,300	(74,129)
Apollo Commercial Real Estate Finance, Inc.	6,700	(126,429)
Arbor Realty Trust, Inc.	2,500	(28,700)
ARMOUR Residential REIT, Inc.	6,462	(145,072)
Capstead Mortgage Corp.	7,500	(59,325)
Chimera Investment Corp.	42	(761)
Credit Acceptance Corp.	1,200	(525,684)
Encore Capital Group, Inc.	8,400	(301,140)
Federal Agricultural Mortgage Corp., Class C	100	(7,218)
Global Payments, Inc.	34	(4,332)
Granite Point Mortgage Trust, Inc.	50	(964)
HomeStreet, Inc.	3,700	(98,050)
Hunt Cos. Finance Trust, Inc.	4,400	(16,500)
LendingClub Corp.	154,900	(601,012)
Marathon Patent Group, Inc.	4,801	(3,502)
MoneyGram International, Inc.	1,300	(6,955)
Nelnet, Inc., Class A	700	(40,019)
New Residential Investment Corp.	7,800	(138,996)
Ocwen Financial Corp.	14,600	(57,524)
OneMain Holdings, Inc.	1,400	(47,054)
Orchid Island Capital, Inc.	41,700	(302,325)
PennyMac Financial Services, Inc., Class A	100	(2,090)
PennyMac Mortgage Investment Trust	2,900	(58,696)
PHH Corp.	1,400	(15,386)
PRA Group, Inc.	14,100	(507,600)
Redwood Trust, Inc.	1,100	(17,864)
Santander Consumer USA Holdings, Inc.	75,100	(1,505,004)
SLM Corp.	52,300	(583,145)
Two Harbors Investment Corp.	50	(747)
Western Asset Mortgage Capital Corp.	7,900	(79,158)

		(7,881,873)

Technology Services — (0.0)%
Cubic Corp.	500	(36,525)
Endurance International Group Holdings, Inc.	2,000	(17,600)
EVERTEC, Inc.	300	(7,230)
Helios & Matheson Analytics, Inc.	177	(3)
IHS Markit Ltd.	27	(1,457)
MarketAxess Holdings, Inc.	7,100	(1,267,279)
Medidata Solutions, Inc.	4,200	(307,902)
Nielsen Holdings PLC	10,100	(279,366)
Paychex, Inc.	1	(74)
Presidio, Inc.	2	(30)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2018 (Unaudited)

Security Description	Shares	Value
Riot Blockchain, Inc.	11,900	$(43,435)
Spherix, Inc.	2,926	(2,926)
Teradata Corp.	1,800	(67,878)
Thomson Reuters Corp.	11,300	(516,184)
Travelport Worldwide Ltd.	500	(8,435)

		(2,556,324)

Telecommunications — (0.2)%
CenturyLink, Inc.	359,072	(7,612,326)
Cincinnati Bell, Inc.	4,949	(78,937)
Consolidated Communications Holdings, Inc.	33,176	(432,615)
Frontier Communications Corp.	42,080	(273,099)
Fusion Connect, Inc.	2,000	(5,140)
GCI Liberty, Inc., Class A	10,869	(554,319)
Globalstar, Inc.	139,600	(70,917)
Gogo, Inc.	38,600	(200,334)
GTT Communications, Inc.	16,900	(733,460)
HC2 Holdings, Inc.	7,600	(46,512)
Intelsat SA	17,900	(537,000)
Internap Corp.	1,800	(22,734)
Iridium Communications, Inc.	38,700	(870,750)
NII Holdings, Inc.	31,123	(182,381)
Ooma, Inc.	300	(4,980)
Shenandoah Telecommunications Co.	1,200	(46,500)
Sprint Corp.	201,300	(1,316,502)
Switch, Inc.	31,400	(339,120)
T-Mobile US, Inc.	14,600	(1,024,628)
Verizon Communications, Inc.	19,200	(1,025,088)
Vonage Holdings Corp.	300	(4,248)
Windstream Holdings, Inc.	25,705	(125,954)

		(15,507,544)

Transportation & Logistics — (0.1)%
Atlas Air Worldwide Holdings, Inc.	200	(12,750)
CryoPort, Inc.	1,500	(19,215)
Daseke, Inc.	500	(4,010)
DHT Holdings, Inc.	32,100	(150,870)
Dorian LPG Ltd.	4,900	(39,053)
Genesee & Wyoming, Inc., Class A	2,300	(209,277)
Golar LNG Ltd.	41,800	(1,162,040)
Hornbeck Offshore Services, Inc.	9,800	(57,624)
International Seaways, Inc.	2,900	(58,058)
Kirby Corp.	2,500	(205,625)
Knight-Swift Transportation Holdings, Inc.	6,000	(206,880)
Mobile Mini, Inc.	100	(4,385)
Navigator Holdings Ltd.	6,000	(72,600)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2018 (Unaudited)

Security Description	Shares	Value
Nordic American Tankers Ltd.	56,100	$(117,249)
Scorpio Bulkers, Inc.	20,000	(145,000)
Seanergy Maritime Holdings Corp.	3,502	(2,977)
Sino-Global Shipping America Ltd.	2,221	(2,599)
Teekay Corp.	39,300	(264,882)
Teekay Tankers Ltd., Class A	57,700	(56,996)
TOP Ships, Inc.	13,066	(15,287)
XPO Logistics, Inc.	4,200	(479,514)

		(3,286,891)

Transportation Equipment — (0.1)%
Greenbrier Cos., Inc.	3,100	(186,310)
Navistar International Corp.	24,200	(931,700)
REV Group, Inc.	2,500	(39,250)
Wabtec Corp.	36,500	(3,828,120)
Workhorse Group, Inc.	7,430	(7,950)

		(4,993,330)

Utilities — (0.2)%
Algonquin Power & Utilities Corp.	6,000	(62,160)
Allete, Inc.	900	(67,509)
American States Water Co., Inc.	4,600	(281,244)
Atlantic Power Corp.	1,600	(3,520)
Avangrid, Inc.	700	(33,551)
Black Hills Corp.	5,000	(290,450)
California Water Service Group	400	(17,160)
Clearway Energy, Inc.	23,000	(442,750)
Dominion Resources, Inc.	1	(70)
El Paso Electric Co.	8,700	(497,640)
Evergy, Inc.	2,800	(153,776)
Fortis, Inc.	8,700	(282,054)
Genie Energy Ltd., Class B	1,600	(8,640)
MGE Energy, Inc.	900	(57,465)
New Jersey Resources Corp.	16,000	(737,600)
NextEra Energy Partners LP	2,500	(121,250)
NiSource, Inc.	23,600	(588,112)
Ormat Technologies, Inc.	5,900	(319,249)
Pattern Energy Group, Inc.	51,600	(1,025,292)
Sempra Energy	33,600	(3,822,000)
South Jersey Industries, Inc.	12,900	(454,983)
Southern Co.	11,800	(514,480)
Southwest Gas Corp.	700	(55,321)
Spark Energy, Inc., Class A	4,900	(40,425)
Spire, Inc.	3,700	(272,135)
TerraForm Power, Inc.	8,886	(102,633)
TransAlta Corp.	1,000	(5,600)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2018 (Unaudited)

Security Description	Shares	Value
Vistra Energy Corp.	20	$(498)

		(10,257,567)

Waste & Environmental Services & Equipment — (0.0)%
Alexco Resource Corp.	4,600	(4,738)
Aqua Metals, Inc.	15,500	(39,990)
Attis Industries, Inc.	786	(220)
Covanta Holding Corp.	6,600	(107,250)
Energy Recovery, Inc.	12,800	(114,560)
Evoqua Water Technologies Corp.	8,900	(158,242)
Hudson Technologies, Inc.	9,500	(12,160)
Lightbridge Corp.	3,484	(3,209)
MagneGas Corp.	453	(68)
Stericycle, Inc.	200	(11,736)

		(452,173)

Total North America		(1,101,032,804)

Oceania — (0.0)%
Apparel & Textile Products — (0.0)%
Naked Brand Group Ltd.	138	(371)

Iron & Steel — (0.0)%
BHP Billiton Ltd., ADR	24,400	(1,216,096)

Total Oceania		(1,216,467)

South America — (0.2)%
Aerospace & Defense — (0.0)%
Embraer SA, ADR	7,600	(148,884)

Banking — (0.0)%
Banco Bradesco SA, ADR	144,676	(1,024,306)
Banco Santander Brasil SA, ADR	1,300	(11,453)
Banco Santander Chile, ADR	12,500	(399,750)
Bancolombia SA, ADR	20,100	(838,572)
BBVA Banco Frances SA, ADR	500	(5,835)
Grupo Aval Acciones y Valores SA, ADR	2,400	(18,624)
Itau CorpBanca, ADR	200	(3,118)
Itau Unibanco Holding SA, ADR	45,940	(504,421)

		(2,806,079)

Chemicals — (0.0)%
Braskem SA, ADR	4,200	(121,254)

Consumer Products — (0.0)%
Adecoagro SA	1,400	(10,290)
BRF SA, ADR	108,900	(596,772)

		(607,062)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2018 (Unaudited)

Security Description	Shares	Value
Engineering & Construction Services — (0.0)%
Corporacion America Airports SA	5,400	$(46,116)

Home & Office Products — (0.0)%
Gafisa SA, ADR	959	(5,227)

Iron & Steel — (0.0)%
Cia Siderurgica Nacional SA, ADR	30,100	(68,628)
Gerdau SA, ADR	11,700	(49,257)

		(117,885)

Media — (0.0)%
Despegar.com Corp.	6,364	(107,361)

Metals & Mining — (0.0)%
Nexa Resources SA	7,500	(90,450)
Southern Copper Corp.	8,500	(366,690)
Yamana Gold, Inc.	100	(249)

		(457,389)

Oil, Gas & Coal — (0.0)%
Cosan Ltd., A Shares	19,300	(129,889)
Ecopetrol SA, ADR	21,200	(570,916)
Petroleo Brasileiro SA, ADR	111,100	(1,340,977)
Transportadora de Gas del Sur SA, ADR	100	(1,452)

		(2,043,234)

Passenger Transportation — (0.0)%
Avianca Holdings SA, ADR	700	(3,934)
Azul SA, ADR	8,800	(156,552)
Gol Linhas Aereas Inteligentes SA, ADR	10,050	(54,873)
Latam Airlines Group SA, ADR	23,600	(221,840)

		(437,199)

Retail—Consumer Staples — (0.0)%
Cia Brasileira de Distribuicao Grupo Pao de Acucar, ADR	300	(6,444)

Retail—Discretionary — (0.1)%
MercadoLibre, Inc.	17,200	(5,856,084)
Netshoes Cayman Ltd.	1,600	(3,744)

		(5,859,828)

Specialty Finance — (0.1)%
Pagseguro Digital Ltd., Class A	113,300	(3,135,011)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2018 (Unaudited)

Security Description	Shares	Value
Telecommunications — (0.0)%
Liberty Latin America Ltd., Class C	32,400	$(668,412)
Telefonica Brasil SA, ADR	100	(973)
Tim Participacoes SA, ADR	4,100	(59,409)

		(728,794)

Utilities — (0.0)%
Central Puerto SA, ADR	2,800	(28,840)
Cia de Saneamento Basico do Estado de Sao Paulo, ADR	10,100	(59,590)
Cia Paranaense de Energia, ADR	7,800	(41,106)
Enersis SA, ADR	11,300	(87,349)
Pampa Energia SA, ADR	3,900	(121,095)

		(337,980)

Total South America		(16,965,747)

TOTAL COMMON STOCK (PROCEEDS $1,268,341,742)		(1,283,248,901)

EXCHANGE-TRADED FUND — (0.1)%
VanEck Vectors Semiconductor ETF (d)	44,722	(4,760,657)

TOTAL EXCHANGE-TRADED FUND (PROCEEDS $4,870,226)		(4,760,657)

Security Description	Principal Amount	Value

MORTGAGE-BACKED SECURITIES — (0.9)%
North America — ((0.9))%
Collateralized Mortgage Obligation (Residential) — (0.9)%
Government National Mortgage Association, 3.00%, 10/01/48 (d),(m)	$57,900,000	$(56,086,109)

TOTAL MORTGAGE-BACKED SECURITIES (PROCEEDS $56,253,469)		(56,086,109)

TOTAL SECURITIES SOLD SHORT— (21.4)% (PROCEEDS $1,329,465,437)		$(1,344,095,667)

Footnote Legend:

(a)	Non-income producing.
(b)	Security (or a portion thereof) has been pledged to cover collateral requirements on open derivative contracts and/or securities sold short.
(d)	Security is held by a consolidated wholly-owned subsidiary of Blackstone Alternative Multi-Strategy Fund.
(e)	Security considered illiquid.

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2018 (Unaudited)

(f)

Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. Security may only be sold to qualified institutional buyers unless registered under the Securities Act of 1933, as amended, or otherwise exempt from registration.

(g)

Variable/Floating interest rate security. Certain variable/floating interest rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above. Rate presented is as of September 30, 2018.

(h)	All or a portion of this security is pledged as collateral in connection with reverse repurchase agreements.
(i)	Security is currently in default due to bankruptcy or failure to make payment of principal or interest.
(j)	Non-interest bearing bond.
(k)	Security is perpetual in nature and has no stated maturity.
(l)	Represents a step-up bond. Coupon rate increases in increments to maturity. Rate presented is as of September 30, 2018. Maturity date presented is the ultimate maturity.
(m)	When issued or delayed delivery security included.
(n)

Security is restricted per Rule 12-12.8 of Regulation S-X. First acquisition dates of GCM Offshore Equity Partners LP, Glenview Capital Partners (Cayman), Ltd., GCM Equity Partners LP and EJF Debt Opportunities Offshore Fund, Ltd. are 11/9/2015, 6/1/2016, 11/9/2015 and 9/4/2018, respectively.

(o)	Rate disclosed, the 7 day net yield, is as of September 30, 2018.
(p)	Assets, other than investments in securities, less liabilities other than securities sold short.
(q)	Preferential dividend rate and maturity date is disclosed, if applicable.
(r)	Security is valued using significant unobservable inputs.
(s)	All or a portion of the security represents an unsettled loan commitment at September 30, 2018 where the rate will be determined at time of settlement.

Reverse Repurchase Agreements Outstanding at September 30, 2018

Counterparty	Interest Rate	Trade Date	Maturity Date	Face Value	Face Value Including Accrued Interest
BNP Paribas Securities Corp.	3.62%	09/24/18	10/26/18	$3,162,000	$3,164,223
Goldman Sachs Bank USA	3.17%	09/21/18	10/19/18	11,174,000	11,183,824
Goldman Sachs Bank USA	3.17%	09/27/18	10/26/18	28,569,000	28,579,049
Goldman Sachs Bank USA	3.17%	09/27/18	10/26/18	45,582,000	45,598,034
Goldman Sachs Bank USA	3.17%	09/27/18	10/26/18	24,691,000	24,699,685
JPMorgan Chase Bank, N.A.	2.97%	09/18/18	10/17/18	3,342,000	3,345,579
JPMorgan Chase Bank, N.A.	3.27%	09/18/18	10/17/18	4,718,000	4,723,563
JPMorgan Chase Bank, N.A.	3.27%	09/18/18	10/17/18	4,132,000	4,136,872
JPMorgan Chase Bank, N.A.	3.28%	09/12/18	10/11/18	3,662,000	3,668,348
JPMorgan Chase Bank, N.A.	3.38%	09/07/18	10/05/18	5,750,000	5,762,961
JPMorgan Chase Bank, N.A.	3.38%	09/07/18	10/05/18	4,729,000	4,739,659
JPMorgan Chase Bank, N.A.	3.38%	09/12/18	10/11/18	5,166,000	5,175,228
JPMorgan Chase Bank, N.A.	3.38%	09/12/18	10/11/18	7,604,000	7,617,583
JPMorgan Chase Bank, N.A.	3.38%	09/12/18	10/11/18	3,508,000	3,514,266
JPMorgan Chase Bank, N.A.	3.38%	09/12/18	10/11/18	6,325,000	6,336,298
JPMorgan Chase Bank, N.A.	3.41%	09/28/18	10/26/18	3,936,000	3,937,117
JPMorgan Chase Bank, N.A.	3.42%	09/18/18	10/17/18	4,154,000	4,159,123
JPMorgan Chase Bank, N.A.	3.51%	09/28/18	10/26/18	4,527,000	4,528,323

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2018 (Unaudited)

Counterparty	Interest Rate	Trade Date	Maturity Date		Face Value		Face Value Including Accrued Interest
JPMorgan Chase Bank, N.A.	3.51%	09/28/18	10/26/18		$4,144,000		$4,145,211
JPMorgan Chase Bank, N.A.	3.51%	09/28/18	10/26/18		5,333,000		5,334,558
JPMorgan Chase Bank, N.A.	3.51%	09/28/18	10/26/18		6,864,000		6,866,005
JPMorgan Chase Bank, N.A.	3.51%	09/28/18	10/26/18		4,031,000		4,032,178
Merrill Lynch, Pierce, Fenner & Smith, Inc.	2.97%	08/29/18	10/01/18		5,383,000		5,397,669
Merrill Lynch, Pierce, Fenner & Smith, Inc.	2.97%	08/29/18	10/01/18		4,086,000		4,097,134
Merrill Lynch, Pierce, Fenner & Smith, Inc.	3.01%	09/04/18	10/01/18		12,528,000		12,556,317
Royal Bank of Canada	3.03%	09/11/18	10/10/18		624,000		625,051
Royal Bank of Canada	3.03%	09/11/18	10/10/18		1,458,000		1,460,455
Royal Bank of Canada	3.04%	09/12/18	10/12/18		3,663,000		3,668,875
Royal Bank of Canada	3.04%	09/12/18	10/12/18		840,000		841,347
Royal Bank of Canada	3.07%	09/26/18	10/26/18		4,760,000		4,762,028
Royal Bank of Canada	3.07%	09/26/18	10/26/18		26,633,000		26,644,349
Royal Bank of Canada	3.07%	09/26/18	10/26/18		35,922,000		35,937,308
Royal Bank of Canada	3.12%	09/26/18	10/26/18		1,130,000		1,130,489
Royal Bank of Canada	3.12%	09/26/18	10/26/18		1,271,000		1,271,550
Royal Bank of Canada	3.12%	09/26/18	10/26/18		863,000		863,374
Royal Bank of Canada	3.12%	09/26/18	10/26/18		1,829,000		1,829,792
Royal Bank of Canada	3.12%	09/26/18	10/26/18		1,846,000		1,846,799
Royal Bank of Canada	3.12%	09/26/18	10/26/18		2,397,000		2,398,038
Royal Bank of Canada	3.17%	09/26/18	10/26/18		29,082,000		29,094,797
Royal Bank of Canada	3.23%	09/27/18	10/29/18		1,047,000		1,047,376
Royal Bank of Canada	3.23%	09/27/18	10/29/18		14,334,000		14,339,144
Royal Bank of Canada	3.32%	09/05/18	12/04/18		6,069,000		6,083,555
Royal Bank of Canada	3.36%	08/15/18	11/13/18		6,198,000		6,225,219
Royal Bank of Canada	3.43%	09/25/18	10/19/18		9,017,000		9,022,155
Royal Bank of Canada	3.43%	09/11/18	10/10/18		877,000		878,672
Royal Bank of Canada	3.43%	09/11/18	10/10/18		1,199,000		1,201,285
Royal Bank of Canada	3.47%	09/04/18	12/04/18		3,165,000		3,173,239
Royal Bank of Canada	3.47%	09/04/18	12/04/18		2,532,000		2,538,591
Royal Bank of Canada	3.47%	09/04/18	12/04/18		1,850,000		1,854,816
Royal Bank of Canada	3.47%	09/04/18	12/04/18		2,240,000		2,245,831
Royal Bank of Canada	3.47%	09/04/18	12/04/18		2,002,000		2,007,211
Royal Bank of Canada	3.49%	08/13/18	11/13/18		10,220,000		10,268,520
Royal Bank of Canada	3.49%	09/19/18	12/19/18		3,526,000		3,530,100
Royal Bank of Canada	3.53%	09/27/18	10/29/18		1,893,000		1,893,742
Royal Bank of Canada	3.54%	09/28/18	12/28/18		3,974,000		3,975,171
Royal Bank of Canada	3.54%	09/28/18	12/28/18		5,675,000		5,676,672
Royal Bank of Canada	3.54%	09/28/18	12/28/18		4,523,000		4,524,333
Royal Bank of Canada	3.57%	09/04/18	12/04/18		2,938,000		2,945,868
Royal Bank of Canada	3.59%	07/16/18	10/16/18		5,514,000		5,556,333

Total Reverse Repurchase Agreements Outstanding				$418,211,000		$418,660,892

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2018 (Unaudited)

Futures Contracts Outstanding at September 30, 2018
Description	Contracts	Exchange	Notional Amount	Expiration Date	Value/ Unrealized Appreciaton (Depreciation)

Long Futures
90 Day Eurodollar	3	CME	725,895 USD	06/19/23	$555
90 Day Eurodollar	799	CME	193,809,816 USD	12/16/19	(331,966)
90 Day Eurodollar	4	CME	970,010 USD	09/18/23	(1,560)
Aluminum	182	LME	9,813,906 USD	12/17/18	(370,381)
Aluminum	123	LME	6,408,157 USD	10/15/18	(85,957)
Aluminum	215	LME	11,351,383 USD	11/19/18	(230,508)
Amsterdam Index	81	Euronext	8,785,434 EUR	10/19/18	134,282
Australian 10-Year Bond	555	SFE	71,938,440 AUD	12/17/18	(307,213)
Australian Dollar Currency	2,081	CME	148,497,890 USD	12/17/18	1,895,980
BIST 30 Index	324	ISE	3,843,973 TRY	10/31/18	43,936
Brent Crude	276	ICE	21,748,406 USD	10/31/18	1,085,074
Brent Crude	82	ICE	6,367,618 USD	11/30/18	376,062
British Pound Currency	3,445	CME	282,187,226 USD	12/17/18	(429,289)
CAC40 Index	355	Euronext	19,075,587 EUR	10/19/18	478,513
Canadian 10-Year Bond	952	CDE	127,877,996 CAD	12/18/18	(1,257,118)
Canadian Dollar Currency	637	CME	48,770,444 USD	12/18/18	600,241
Cocoa	351	ICE	7,739,446 USD	03/14/19	(431,626)
Copper	192	LME	29,308,807 USD	11/19/18	746,393
Copper	139	LME	21,524,068 USD	10/15/18	231,170
Copper	65	COMEX	4,435,349 USD	12/27/18	122,776
Copper	44	LME	6,524,941 USD	12/17/18	363,809
Corn	349	CBOT	6,487,016 USD	03/14/19	(65,416)
Cotton No. 2	63	ICE	2,503,021 USD	03/07/19	(68,386)
Crude Palm Oil	212	MYX	11,406,274 MYR	12/14/18	28,012
DAX Index	183	Eurex	55,560,594 EUR	12/21/18	515,818
E-mini Russell 2000	179	CME	15,393,798 USD	12/21/18	(171,638)
Euro Stoxx 50	1,853	Eurex	61,716,971 EUR	12/21/18	1,212,298
Euro-Bund	2,963	Eurex	475,657,180 EUR	12/06/18	(5,993,818)
Euro-Oat	690	Eurex	105,226,469 EUR	12/06/18	(1,163,336)
FTSE 100 Index	143	ICE	10,387,653 GBP	12/21/18	414,536
FTSE/MIB Index	88	IDEM	9,259,978 EUR	12/21/18	(186,160)
Gasoline RBOB	134	NYMEX	11,235,081 USD	10/31/18	503,239
Gasoline RBOB	62	NYMEX	5,107,772 USD	11/30/18	297,351
Gold 100 Oz	191	COMEX	23,628,899 USD	12/27/18	(781,479)
Hang Seng China Enterprises Index	121	HKFE	65,625,435 HKD	10/30/18	167,566
Japanese Yen Currency	860	CME	97,106,874 USD	12/17/18	(1,926,374)
KOSPI 200 Index	109	KRX FM	8,018,748,500 KRW	12/13/18	180,168
Lead	300	LME	15,919,094 USD	10/15/18	(725,969)
Lead	556	LME	28,529,200 USD	11/19/18	(253,125)
Lead	29	LME	1,494,542 USD	12/17/18	(18,624)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2018 (Unaudited)

Description	Contracts	Exchange	Notional Amount	Expiration Date	Value/ Unrealized Appreciaton (Depreciation)
Live Cattle	30	CME	1,452,392 USD	02/28/19	$21,208
Long Gilt	875	ICE	106,963,105 GBP	12/27/18	(1,486,664)
Low Sulphur Gasoil	102	ICE	6,958,271 USD	12/12/18	398,479
MSCI Singapore Index	203	SGX	7,407,147 SGD	10/30/18	79,681
MSCI Taiwan Index	248	SGX	10,131,103 USD	10/30/18	51,777
Natural Gas	397	NYMEX	12,175,061 USD	01/29/19	72,389
Natural Gas	597	NYMEX	15,943,895 USD	08/28/19	(63,695)
Natural Gas	476	NYMEX	13,215,486 USD	10/29/18	1,102,594
Natural Gas	264	NYMEX	7,563,529 USD	11/28/18	596,711
New Zealand Dollar Currency	361	CME	23,670,947 USD	12/17/18	266,963
Nickel	245	LME	19,549,134 USD	12/17/18	(1,038,894)
Nickel	132	LME	10,901,857 USD	10/15/18	(982,057)
Nickel	153	LME	12,110,183 USD	11/19/18	(579,185)
Norwegian Krone Currency	322	CME	77,672,225 USD	12/17/18	1,662,135
NY Harbor ULSD	162	NYMEX	15,128,475 USD	10/31/18	850,719
OMXS30 Index	2,894	Nasdaq OMX	471,031,906 SEK	10/19/18	1,054,537
Platinum	79	NYMEX	3,251,146 USD	01/29/19	(2,666)
Platinum	62	NYMEX	2,529,202 USD	04/26/19	32,948
S&P 500 E-mini	90	CME	13,112,268 USD	12/21/18	23,232
S&P/TSX 60 Index	36	CDE	6,802,887 CAD	12/20/18	30,405
Silver	108	COMEX	8,018,975 USD	12/27/18	(74,495)
Silver	196	COMEX	14,678,239 USD	03/27/19	(154,639)
SPI 200	875	SFE	135,124,517 AUD	12/20/18	266,900
Swiss Market Index	316	Eurex	28,121,437 CHF	12/21/18	537,113
TOPIX Index	1,109	OSE	18,642,645,600 JPY	12/13/18	13,320,209
U.S. Treasury 10-Year Note	1,516	CBOT	181,964,233 USD	12/19/18	(1,891,857)
U.S. Treasury Long Bond	28	CBOT	4,027,678 USD	12/19/18	(93,678)
Wheat	385	CBOT	10,613,902 USD	03/14/19	(464,339)
WTI Crude	228	NYMEX	16,034,827 USD	11/19/18	622,853
WTI Crude	1,403	NYMEX	91,820,325 USD	05/21/19	8,971,195
Zinc	116	LME	8,088,760 USD	12/17/18	(484,960)
Zinc	212	LME	13,508,306 USD	10/15/18	534,044
Zinc	284	LME	17,275,180 USD	11/19/18	1,511,420

					$19,288,219

Short Futures
3 Month Euribor	1	ICE	250,324 EUR	03/18/19	(437)
3 Month Euribor	1	ICE	250,462 EUR	12/17/18	(335)
90 Day Eurodollar	15	CME	3,650,461 USD	12/16/19	18,211
90 Day Eurodollar	17	CME	4,144,906 USD	09/16/19	25,805
90 Day Eurodollar	17	CME	4,149,187 USD	03/16/20	33,699
90 Day Eurodollar	10	CME	2,434,436 USD	06/15/20	13,686
90 Day Eurodollar	38	CME	9,252,213 USD	03/18/19	22,013
90 Day Eurodollar	44	CME	10,715,485 USD	12/17/18	8,085

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2018 (Unaudited)

Description	Contracts	Exchange	Notional Amount	Expiration Date	Value/ Unrealized Appreciaton (Depreciation)
90 Day Eurodollar	31	CME	7,555,252 USD	06/17/19	$36,977
90 Day Eurodollar	10	CME	2,433,574 USD	03/15/21	12,199
90 Day Eurodollar	814	CME	197,445,808 USD	09/14/20	386,583
90 Day Eurodollar	16	CME	3,885,558 USD	12/14/20	12,158
90 Day Eurodollar	10	CME	2,427,986 USD	06/14/21	6,236
90 Day Eurodollar	3	CME	727,042 USD	12/13/21	480
90 Day Eurodollar	11	CME	2,669,696 USD	09/13/21	5,496
90 Day Eurodollar	1	CME	242,571 USD	09/19/22	359
90 Day Eurodollar	1	CME	242,609 USD	06/13/22	396
90 Day Eurodollar	2	CME	485,045 USD	12/19/22	670
90 Day Eurodollar	1	CME	242,085 USD	03/14/22	(128)
90 Day Sterling	4	ICE	495,635 GBP	12/19/18	(85)
90 Day Sterling	3	ICE	371,560 GBP	03/20/19	209
90 Day Sterling	3	ICE	371,348 GBP	06/19/19	372
90 Day Sterling	3	ICE	371,148 GBP	09/18/19	551
90 Day Sterling	4	ICE	494,547 GBP	12/18/19	843
90 Day Sterling	3	ICE	370,798 GBP	03/18/20	779
90 Day Sterling	3	ICE	370,660 GBP	06/17/20	893
90 Day Sterling	3	ICE	370,535 GBP	09/16/20	1,024
Aluminum	123	LME	6,323,999 USD	10/15/18	1,799
Aluminum	140	LME	7,270,952 USD	12/17/18	6,702
Aluminum	215	LME	11,327,927 USD	11/19/18	207,052
Australian 10-Year Bond	2,666	SFE	345,745,787 AUD	12/17/18	1,607,316
British Pound Currency	448	CME	36,847,243 USD	12/17/18	206,443
CAC40 Index	13	Euronext	691,973 EUR	10/19/18	(25,150)
Canadian 10-Year Bond	400	CDE	53,748,709 CAD	12/18/18	542,492
Canadian Dollar Currency	550	CME	42,404,865 USD	12/18/18	(222,885)
Cattle Feeder	65	CME	4,935,362 USD	01/31/19	(90,763)
Coffee	253	ICE	10,751,668 USD	03/19/19	709,149
Copper	30	LME	4,660,579 USD	12/17/18	(36,297)
Copper	192	LME	28,865,953 USD	11/19/18	(1,189,247)
Copper	139	LME	21,436,128 USD	10/15/18	(319,109)
DAX Index	39	Eurex	11,877,156 EUR	12/21/18	(67,697)
Euro BUXL 30-Year Bond	22	Eurex	3,879,893 EUR	12/06/18	52,076
Euro FX Currency	1,699	CME	248,736,956 USD	12/17/18	640,481
Euro Stoxx 50	8,735	Eurex	291,319,598 EUR	12/21/18	(5,265,192)
Euro-BOBL	194	Eurex	25,530,218 EUR	12/06/18	202,508
Euro-BTP	16	Eurex	1,960,300 EUR	12/06/18	(24,544)
Euro-Bund	55	Eurex	8,825,758 EUR	12/06/18	107,175
Euro-Oat	51	Eurex	7,776,942 EUR	12/06/18	85,212
FTSE 100 Index	509	ICE	37,520,434 GBP	12/21/18	(763,599)
Gold 100 Oz	218	COMEX	26,501,684 USD	02/26/19	300,264
Hang Seng Index	93	HKFE	127,816,423 HKD	10/30/18	(231,419)
Japan 10-Year Bond	64	OSE	9,619,691,216 JPY	12/13/18	122,612

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2018 (Unaudited)

Description	Contracts	Exchange	Notional Amount	Expiration Date	Value/ Unrealized Appreciaton (Depreciation)
Japanese Yen Currency	452	CME	50,417,715 USD	12/17/18	$392,615
KC HRW Wheat	128	CBOT	3,926,876 USD	03/14/19	501,276
Lead	395	LME	19,984,725 USD	12/17/18	(118,306)
Lead	300	LME	16,712,606 USD	10/15/18	1,519,481
Lead	556	LME	28,811,950 USD	11/19/18	535,875
Lean Hogs	819	CME	21,425,635 USD	02/14/19	(146,825)
Long Gilt	223	ICE	27,239,766 GBP	12/27/18	352,109
Mexican Peso Currency	116	CME	3,010,145 USD	12/17/18	(51,675)
Nasdaq 100 E-Mini	6	CME	895,755 USD	12/21/18	(22,875)
Natural Gas	597	NYMEX	15,897,156 USD	03/27/19	100,535
Nickel	60	LME	5,004,710 USD	12/17/18	471,590
Nickel	132	LME	10,941,674 USD	10/15/18	1,021,874
Nickel	153	LME	12,172,063 USD	11/19/18	641,065
Nikkei 225	23	SGX	260,235,449 JPY	12/13/18	(153,424)
Palladium	104	NYMEX	9,447,719 USD	03/27/19	(1,637,641)
S&P 500	67	CME	48,764,901 USD	12/20/18	(128,349)
S&P 500 E-mini	3,267	CME	475,300,186 USD	12/21/18	(1,518,464)
S&P/TSX 60 Index	527	CDE	100,023,653 CAD	12/20/18	(106,814)
Soybean	9	CBOT	390,318 USD	01/14/19	3,543
Soybean Oil	817	CBOT	14,097,063 USD	01/14/19	(231,483)
SPI 200	129	SFE	19,920,195 AUD	12/20/18	(40,085)
Sugar 11	540	ICE	7,277,538 USD	04/30/19	449,346
Swedish Krona Currency	336	CME	74,825,887 USD	12/17/18	(1,217,633)
Swiss Franc Currency	3,354	CME	435,206,920 USD	12/17/18	4,050,220
Swiss Market Index	773	Eurex	68,749,422 CHF	12/21/18	(1,355,979)
U.S. Treasury 10-Year Note	1,372	CBOT	164,701,744 USD	12/19/18	1,733,869
WTI Crude	1,223	NYMEX	83,374,669 USD	10/22/18	(6,210,081)
Zinc	219	LME	13,311,435 USD	12/17/18	(1,044,015)
Zinc	212	LME	13,662,993 USD	10/15/18	(379,357)
Zinc	284	LME	17,910,412 USD	11/19/18	(876,188)

					$(6,323,678)

Total Futures Contracts Outstanding					$12,964,541

Forward Foreign Currency Exchange Contracts Outstanding at September 30, 2018

Currency Purchased	Amount in Currency Purchased	Currency Sold	Amount in Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
BRL	29,321,253	USD	7,302,712	Barclays Bank plc	10/02/18	$(42,370)
CHF	28,736,448	USD	30,022,921	Morgan Stanley & Co. LLC	12/19/18	(524,159)
CZK	133,354,577	USD	6,037,931	State Street Bank and Trust Company	12/17/18	(2,427)
EUR	6,000,000	GBP	5,377,337	State Street Bank and Trust Company	10/25/18	(37,113)
EUR	4,000,000	JPY	531,522,080	State Street Bank and Trust Company	10/25/18	(33,424)
EUR	1,202,500	USD	1,400,672	Morgan Stanley & Co. LLC	12/19/18	4,642
EUR	2,061,804	USD	2,426,012	Barclays Bank plc	12/19/18	(16,537)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2018 (Unaudited)

Currency Purchased	Amount in Currency Purchased	Currency Sold	Amount in Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	652,091	USD	771,170	JPMorgan Chase Bank, N.A.	12/19/18	$(9,120)
EUR	479,865	USD	569,384	Citibank, N.A.	12/19/18	(8,601)
EUR	30,000,000	USD	35,425,941	State Street Bank and Trust Company	10/25/18	(532,354)
GBP	784,231	USD	1,019,873	Morgan Stanley & Co. LLC	12/19/18	6,130
HKD	1,700,000	USD	217,011	State Street Bank and Trust Company	12/17/18	394
INR	708,994,775	USD	9,694,864	Barclays Bank plc	12/19/18	(35,578)
MXN	172,740,457	USD	8,809,468	Barclays Bank plc	12/19/18	311,344
NOK	107,900,000	USD	13,158,537	State Street Bank and Trust Company	12/17/18	144,442
PLN	20,500,000	USD	5,566,870	State Street Bank and Trust Company	12/17/18	4,292
RUB	286,752,873	USD	4,057,632	Barclays Bank plc	12/19/18	285,302
THB	175,400,000	USD	5,399,415	State Street Bank and Trust Company	12/17/18	37,704
TRY	24,184,532	USD	3,599,960	Barclays Bank plc	12/19/18	211,245
ZAR	8,281,701	USD	544,719	Barclays Bank plc	12/19/18	34,943
USD	7,252,237	BRL	29,321,253	Barclays Bank plc	10/02/18	(8,104)
USD	3,604,941	BRL	14,553,145	Barclays Bank plc	11/05/18	9,219
USD	650,404	CAD	850,000	State Street Bank and Trust Company	10/09/18	(7,791)
USD	28,821,877	CHF	27,707,207	Morgan Stanley & Co. LLC	12/19/18	379,659
USD	7,740,073	CNH	53,466,873	Morgan Stanley & Co. International plc	12/19/18	(8,953)
USD	62,947,634	EUR	53,870,000	State Street Bank and Trust Company	10/04/18	321,988
USD	73,124,736	EUR	62,660,571	State Street Bank and Trust Company	12/17/18	(86,683)
USD	14,026,823	EUR	11,935,962	Morgan Stanley & Co. LLC	12/19/18	77,739
USD	21,598,502	EUR	18,500,911	Barclays Bank plc	12/19/18	(22,112)
USD	995,904	EUR	840,000	State Street Bank and Trust Company	12/27/18	13,404
USD	41,942,867	GBP	32,135,942	State Street Bank and Trust Company	12/17/18	(94,344)
USD	1,919,660	GBP	1,460,042	Morgan Stanley & Co. LLC	12/19/18	9,498
USD	4,990,239	HKD	39,110,000	State Street Bank and Trust Company	12/17/18	(11,355)
USD	5,180,596	HUF	1,430,000,000	State Street Bank and Trust Company	12/17/18	13,610
USD	14,212,557	INR	1,044,978,281	Morgan Stanley & Co. International plc	12/19/18	(24,141)
USD	27,306,985	JPY	3,000,000,000	State Street Bank and Trust Company	10/16/18	876,090
USD	7,329,796	JPY	815,000,000	State Street Bank and Trust Company	12/17/18	113,681
USD	177,573	KRW	200,000,000	State Street Bank and Trust Company	12/17/18	(3,264)
USD	15,865,335	MXN	303,908,423	State Street Bank and Trust Company	12/17/18	(185,985)
USD	9,053,893	MXN	172,740,457	Barclays Bank plc	12/19/18	(66,919)
USD	120,106	MYR	500,000	State Street Bank and Trust Company	12/17/18	(565)
USD	352,074	NOK	2,900,000	State Street Bank and Trust Company	12/17/18	(5,467)
USD	38,748,890	SEK	345,097,615	State Street Bank and Trust Company	12/17/18	(339,825)
USD	2,428,071	SGD	3,325,000	State Street Bank and Trust Company	12/17/18	(8,249)
USD	3,694,856	TRY	24,184,532	Barclays Bank plc	12/19/18	(116,349)
USD	12,949,014	ZAR	199,352,655	Morgan Stanley & Co. International plc	12/19/18	(1,004,302)
USD	5,977,658	ZAR	91,290,491	Barclays Bank plc	12/19/18	(412,050)
USD	14,673,874	ZAR	225,860,261	Bank of America, N.A.	12/19/18	(1,134,793)

Total Forward Foreign Currency Exchange Contracts Outstanding						$(1,927,608)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2018 (Unaudited)

Centrally Cleared Credit Default Swaps on Single-Name Issuer (Buy Protection) — Outstanding at September 30, 2018

Reference Obligation	Financing Fee	Payment Frequency	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Allstate Corp.	(1.00)%	3M	6/20/2023	Goldman Sachs International	3,050,000 USD	$(92,552)	$(102,316)	$9,764
Altria Group, Inc.	(1.00)%	3M	6/20/2023	Goldman Sachs International	15,825,000 USD	(452,927)	(390,095)	(62,832)
Apache Corp.	(1.00)%	3M	6/20/2023	Goldman Sachs International	1,750,000 USD	(21,646)	(14,116)	(7,530)
Bristol Myers Squibb Co.	(1.00)%	3M	12/20/2023	Goldman Sachs International	2,875,000 USD	(93,729)	(93,303)	(426)
Cardinal Health, Inc	(1.00)%	3M	6/20/2023	Goldman Sachs International	15,725,000 USD	(139,312)	(34,127)	(105,185)
CBS Corp.	(1.00)%	3M	6/20/2023	Goldman Sachs International	5,525,000 USD	(84,993)	(54,614)	(30,379)
Comcast Corp.	(1.00)%	3M	6/20/2023	Goldman Sachs International	15,825,000 USD	(376,081)	(362,490)	(13,591)
Duke Energy Carolinas LLC	(1.00)%	3M	6/20/2023	Goldman Sachs International	8,650,000 USD	(277,923)	(279,977)	2,054
Duke Energy Carolinas LLC	(1.00)%	3M	12/20/2023	Goldman Sachs International	2,875,000 USD	(95,687)	(96,170)	483
Ford Motor Co.	(5.00)%	3M	12/20/2023	Goldman Sachs International	1,625,000 USD	(246,398)	(248,212)	1,814
General Electric Co.	(1.00)%	3M	6/20/2023	Goldman Sachs International	15,800,000 USD	(215,386)	(91,459)	(123,927)
Halliburton Co.	(1.00)%	3M	6/20/2023	Goldman Sachs International	3,150,000 USD	(68,484)	(71,247)	2,763
IBM Corp.	(1.00)%	3M	6/20/2023	Goldman Sachs International	6,200,000 USD	(189,376)	(187,439)	(1,937)
Johnson & Johnson	(1.00)%	3M	6/20/2023	Goldman Sachs International	15,825,000 USD	(591,131)	(610,682)	19,551
Kinder Morgan, Inc.	(1.00)%	3M	6/20/2023	Goldman Sachs International	1,575,000 USD	(26,846)	(16,211)	(10,635)
Loews Corp.	(1.00)%	3M	6/20/2023	Goldman Sachs International	3,050,000 USD	(100,621)	(103,779)	3,158

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2018 (Unaudited)

Reference Obligation	Financing Fee	Payment Frequency	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
McKesson Corp.	(1.00)%	3M	6/20/2023	Goldman Sachs International	12,600,000 USD	$(159,231)	$(94,776)	$(64,455)
Newell Brands, Inc.	(1.00)%	3M	6/20/2023	Goldman Sachs International	12,800,000 USD	239,230	192,141	47,089
Newell Brands, Inc.	(1.00)%	3M	6/20/2023	Goldman Sachs International	3,050,000 USD	57,004	47,827	9,177
Newmont Mining Corp.	(1.00)%	3M	6/20/2023	Goldman Sachs International	6,325,000 USD	(68,165)	(40,551)	(27,614)
Newmont Mining Corp.	(1.00)%	3M	12/20/2023	Goldman Sachs International	3,150,000 USD	(20,014)	(13,358)	(6,656)
Petroleos Mexicanos	(1.00)%	3M	6/20/2023	Credit Suisse Securities (USA) LLC	835,000 USD	36,909	51,917	(15,008)
Pitney Bowes, Inc.	(1.00)%	3M	6/20/2023	Goldman Sachs International	9,350,000 USD	1,195,566	1,269,174	(73,608)
Pitney Bowes, Inc.	(1.00)%	3M	6/20/2023	Goldman Sachs International	3,050,000 USD	389,997	416,012	(26,015)
Pitney Bowes, Inc.	(1.00)%	3M	6/20/2023	Goldman Sachs International	700,000 USD	89,505	91,275	(1,770)
Procter & Gamble Co.	(1.00)%	3M	6/20/2023	Goldman Sachs International	15,825,000 USD	(535,154)	(479,827)	(55,327)
Repubic of Turkey	(1.00)%	3M	12/20/2022	Credit Suisse Securities (USA) LLC	2,816,000 USD	265,126	87,706	177,420
Republic of Argentina	(5.00)%	3M	6/20/2023	Credit Suisse Securities (USA) LLC	1,700,000 USD	46,015	(13,702)	59,717
Republic of Argentina	(5.00)%	3M	6/20/2023	Credit Suisse Securities (USA) LLC	1,700,000 USD	46,015	(38,091)	84,106
Republic of Argentina	(5.00)%	3M	6/20/2023	Credit Suisse Securities (USA) LLC	1,700,000 USD	46,015	(31,068)	77,083
Republic of Argentina	(5.00)%	3M	6/20/2023	Credit Suisse Securities (USA) LLC	1,700,000 USD	46,015	(38,091)	84,106
Republic of Argentina	(5.00)%	3M	6/20/2023	Credit Suisse Securities (USA) LLC	900,000 USD	24,361	(9,081)	33,442
Republic of Argentina	(5.00)%	3M	6/20/2023	Credit Suisse Securities (USA) LLC	3,500,000 USD	94,737	(41,018)	135,755
Republic of Korea	(1.00)%	3M	12/20/2021	Credit Suisse Securities (USA) LLC	8,195,477 USD	(197,372)	(237,533)	40,161

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2018 (Unaudited)

Reference Obligation	Financing Fee	Payment Frequency	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Republic of Korea	(1.00)%	3M	12/20/2022	Credit Suisse Securities (USA) LLC	5,584,690 USD	$(156,863)	$(132,544)	$(24,319)
Republic of South Africa	(1.00)%	3M	12/20/2021	Credit Suisse Securities (USA) LLC	11,030,000 USD	173,667	519,200	(345,533)
Republic of South Africa	(1.00)%	3M	6/20/2022	Credit Suisse Securities (USA) LLC	6,191,000 USD	134,760	321,382	(186,622)
Republic of South Africa	(1.00)%	3M	12/20/2022	Credit Suisse Securities (USA) LLC	5,580,000 USD	160,832	157,663	3,169
Republic of Turkey	(1.00)%	3M	12/20/2021	Credit Suisse Securities (USA) LLC	1,713,000 USD	119,326	104,759	14,567
Republic of Turkey	(1.00)%	3M	9/20/2020	Credit Suisse Securities (USA) LLC	4,178,000 USD	168,674	333,473	(164,799)
Republic of Turkey	(1.00)%	3M	12/20/2020	Credit Suisse Securities (USA) LLC	7,217,000 USD	333,671	508,322	(174,651)
Republic of Turkey	(1.00)%	3M	6/20/2021	Credit Suisse Securities (USA) LLC	4,143,000 USD	239,619	271,473	(31,854)
Republic of Turkey	(1.00)%	3M	6/20/2022	Credit Suisse Securities (USA) LLC	1,521,000 USD	124,389	81,500	42,889
Republic of Turkey	(1.00)%	3M	6/20/2023	Credit Suisse Securities (USA) LLC	2,241,000 USD	237,914	326,932	(89,018)
United Mexican States	(1.00)%	3M	6/20/2023	Credit Suisse Securities (USA) LLC	11,374,000 USD	6,233	21,587	(15,354)
Whirlpool Corp.	(1.00)%	3M	6/20/2023	Goldman Sachs International	12,625,000 USD	3,035	(14,291)	17,326
Xerox Corp.	(1.00)%	3M	6/20/2023	Goldman Sachs International	12,675,000 USD	394,002	620,587	(226,585)
XLIT Ltd.	(1.00)%	3M	6/20/2023	Goldman Sachs International	3,050,000 USD	(107,636)	(109,645)	2,009

Total Centrally Cleared Credit Default Swaps on Single-Name Issuer (Buy Protection)						$355,090	$1,373,117	$(1,018,027)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2018 (Unaudited)

Centrally Cleared Credit Default Swaps on Single-Name Issuer (Sell Protection) — Outstanding at September 30, 2018

Reference Obligation	Financing Fee	Payment Frequency	Maturity Date	Counterparty	Rating(1)	Notional Amount(2)	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
21st Century Fox America	1.00%	3M	06/20/23	Goldman Sachs International	BBB+	15,800,000 USD	$486,830	$477,567	$9,263
21st Century Fox America	1.00%	3M	12/20/23	Goldman Sachs International	BBB+	1,350,000 USD	42,529	43,011	(482)
Anadarko Petroleum Corp.	1.00%	3M	06/20/23	Goldman Sachs International	BBB	12,800,000 USD	159,040	122,253	36,787
Anadarko Petroleum Corp.	1.00%	3M	06/20/23	Goldman Sachs International	BBB	3,050,000 USD	37,896	29,357	8,539
Andeavor	5.00%	3M	06/20/23	Goldman Sachs International	BBB	12,800,000 USD	2,631,462	2,771,276	(139,814)
Andeavor	5.00%	3M	06/20/23	Goldman Sachs International	BBB	3,050,000 USD	627,028	661,849	(34,821)
Avnet, Inc.	1.00%	3M	06/20/23	Goldman Sachs International	BBB-	1,325,000 USD	17,824	13,974	3,850
Best Buy Co., Inc.	5.00%	3M	06/20/23	Goldman Sachs International	BBB	15,850,000 USD	2,975,179	3,023,830	(48,651)
Best Buy Co., Inc.	5.00%	3M	12/20/23	Goldman Sachs International	BBB	1,275,000 USD	254,347	254,560	(213)
ConocoPhillips	1.00%	3M	06/20/23	Goldman Sachs International	A-	12,700,000 USD	395,019	386,600	8,419
ConocoPhillips	1.00%	3M	06/20/23	Goldman Sachs International	A-	3,050,000 USD	94,867	91,056	3,811
Devon Energy Corporation	1.00%	3M	06/20/23	Goldman Sachs International	BBB	15,825,000 USD	316,340	280,007	36,333
Domtar Corp.	1.00%	3M	06/20/23	Goldman Sachs International	BBB-	14,150,000 USD	231,437	154,142	77,295
General Motors Co.	5.00%	3M	06/20/23	Goldman Sachs International	BBB	15,525,000 USD	2,548,857	2,649,509	(100,652)
Hess Corp.	1.00%	3M	06/20/23	Goldman Sachs International	BBB-	12,750,000 USD	99,302	23,189	76,113
Hess Corp.	1.00%	3M	06/20/23	Goldman Sachs International	BBB-	3,050,000 USD	23,755	2,774	20,981
Kohl’s Corp.	1.00%	3M	06/20/23	Goldman Sachs International	BBB-	12,700,000 USD	(14,375)	(86,272)	71,897
Kohl’s Corp.	1.00%	3M	06/20/23	Goldman Sachs International	BBB-	3,050,000 USD	(3,452)	(19,979)	16,527
Kohl’s Corp.	1.00%	3M	12/20/23	Goldman Sachs International	BBB-	1,300,000 USD	(11,888)	(11,201)	(687)
Kroger Co.	1.00%	3M	06/20/23	Goldman Sachs International	BBB	15,725,000 USD	193,968	165,564	28,404
Macy’s, Inc.	1.00%	3M	06/20/23	Goldman Sachs International	BBB-	10,250,000 USD	(144,095)	(263,915)	119,820
Motorola Solutions, Inc.	1.00%	3M	06/20/23	Goldman Sachs International	BBB-	6,675,000 USD	117,824	112,851	4,973
Nordstrom, Inc.	1.00%	3M	06/20/23	Goldman Sachs International	BBB+	15,750,000 USD	(38,068)	(480,267)	442,199

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2018 (Unaudited)

Reference Obligation	Financing Fee	Payment Frequency	Maturity Date	Counterparty	Rating(1)	Notional Amount(2)	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Nordstrom, Inc.	1.00%	3M	12/20/23	Goldman Sachs International	BBB+	1,300,000 USD	$(15,608)	$(13,001)	$(2,607)
Republic of Argentina	5.00%	3M	06/20/19	Credit Suisse Securities (USA) LLC	B+	3,340,000 USD	30,350	(51,836)	82,186
Republic of Argentina	5.00%	3M	06/20/19	Credit Suisse Securities (USA) LLC	B+	830,000 USD	7,542	(15,107)	22,649
Republic of Argentina	5.00%	3M	06/20/19	Credit Suisse Securities (USA) LLC	B+	7,830,000 USD	71,150	(200,447)	271,597
Republic of Argentina	5.00%	3M	06/20/19	Credit Suisse Securities (USA) LLC	B+	6,260,000 USD	56,884	(168,121)	225,005
Russian Federation	1.00%	3M	09/20/20	Credit Suisse Securities (USA) LLC	BBB-	6,551,141 USD	10,541	(750,762)	761,303
Russian Federation	1.00%	3M	06/20/21	Credit Suisse Securities (USA) LLC	BBB-	6,915,000 USD	1,010	(506,582)	507,592
Russian Federation	1.00%	3M	12/20/21	Credit Suisse Securities (USA) LLC	BBB-	1,814,000 USD	(4,045)	(67,363)	63,318
Valero Energy Corp.	1.00%	3M	06/20/23	Goldman Sachs International	BBB	15,700,000 USD	416,950	405,532	11,418

Total Centrally Cleared Credit Default Swaps on Single-Name Issuer (Sell Protection)							$11,616,400	$9,034,048	$2,582,352

Centrally Cleared Credit Default Swaps on Index (Buy Protection) — Outstanding at September 30, 2018

Reference Obligation	Financing Fee	Payment Frequency	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CDX.EM.29	(1.00)%	3M	6/20/2023	Credit Suisse Securities (USA) LLC	3,900,000 USD	$129,842	$109,200	$20,642
CDX.EM.29	(1.00)%	3M	6/20/2023	Credit Suisse Securities (USA) LLC	7,800,000 USD	259,685	218,400	41,285
CDX.EM.29	(1.00)%	3M	6/20/2023	Credit Suisse Securities (USA) LLC	3,900,000 USD	129,842	106,860	22,982
CDX.EM.29	(1.00)%	3M	6/20/2023	Credit Suisse Securities (USA) LLC	7,625,000 USD	253,859	213,500	40,359
CDX.EM.29	(1.00)%	3M	6/20/2023	Credit Suisse Securities (USA) LLC	3,050,000 USD	101,543	85,705	15,838

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2018 (Unaudited)

Reference Obligation	Financing Fee	Payment Frequency	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CDX.EM.29	(1.00)%	3M	6/20/2023	Credit Suisse Securities (USA) LLC	6,100,000 USD	$203,087	$170,800	$32,287
CDX.EM.29	(1.00)%	3M	6/20/2023	Credit Suisse Securities (USA) LLC	7,625,000 USD	253,858	213,500	40,358
CDX.EM.29	(1.00)%	3M	6/20/2023	Credit Suisse Securities (USA) LLC	1,525,000 USD	50,772	41,938	8,834
CDX.EM.29	(1.00)%	3M	6/20/2023	Credit Suisse Securities (USA) LLC	3,660,000 USD	121,852	102,114	19,738
CDX.EM.29	(1.00)%	3M	6/20/2023	Credit Suisse Securities (USA) LLC	1,525,000 USD	50,772	46,818	3,954
CDX.EM.29	(1.00)%	3M	6/20/2023	Credit Suisse Securities (USA) LLC	3,900,000 USD	129,842	117,000	12,842
CDX.EM.29	(1.00)%	3M	6/20/2023	Credit Suisse Securities (USA) LLC	3,900,000 USD	129,842	119,340	10,502
CDX.EM.29	(1.00)%	3M	6/20/2023	Credit Suisse Securities (USA) LLC	3,900,000 USD	129,842	118,560	11,282
CDX.EM.29	(1.00)%	3M	6/20/2023	Credit Suisse Securities (USA) LLC	1,065,000 USD	35,457	48,457	(13,000)
CDX.EM.29	(1.00)%	3M	6/20/2023	Credit Suisse Securities (USA) LLC	2,130,000 USD	70,914	96,915	(26,001)

Total Centrally Cleared Credit Default Swaps on Index (Buy Protection)						$2,051,009	$1,809,107	$241,902

Centrally Cleared Credit Default Swaps on Index (Sell Protection) — Outstanding at September 30, 2018

Reference Obligation	Financing Fee	Payment Frequency	Maturity Date	Counterparty	Rating(1)	Notional Amount(2)	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CDX.EM.25	1.00%	3M	06/20/21	Merrill Lynch, Pierce, Fenner & Smith, Inc.	NR	78,850,000 USD	$(276,606)	$(4,922,898)	$4,646,292
CDX.EM.26	1.00%	3M	12/20/21	Merrill Lynch, Pierce, Fenner & Smith, Inc.	NR	17,460,000 USD	(217,621)	(1,052,838)	835,217
CDX.EM.27	1.00%	3M	06/20/22	Merrill Lynch, Pierce, Fenner & Smith, Inc.	NR	95,302,500 USD	(1,606,038)	(4,165,598)	2,559,560

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2018 (Unaudited)

Reference Obligation	Financing Fee	Payment Frequency	Maturity Date	Counterparty	Rating(1)	Notional Amount(2)	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CDX.EM.29	1.00%	3M	06/20/23	Merrill Lynch, Pierce, Fenner & Smith, Inc.	NR	503,750,000 USD	$(17,126,996)	$(12,736,725)	$(4,390,271)
CDX.NA.HY.25	5.00%	3M	12/22/20	Merrill Lynch, Pierce, Fenner & Smith, Inc.	NR	27,600,000 USD	1,834,464	249,440	1,585,024
CDX.NA.HY.26	5.00%	3M	06/20/21	Merrill Lynch, Pierce, Fenner & Smith, Inc.	NR	47,040,000 USD	3,495,589	1,275,352	2,220,237
CDX.NA.HY.27	5.00%	3M	12/20/21	Merrill Lynch, Pierce, Fenner & Smith, Inc.	NR	51,940,000 USD	4,096,820	3,464,663	632,157
CDX.NA.HY.28	5.00%	3M	06/20/22	Merrill Lynch, Pierce, Fenner & Smith, Inc.	NR	101,970,000 USD	8,393,967	7,618,522	775,445
CDX.NA.HY.30	5.00%	3M	06/20/23	Merrill Lynch, Pierce, Fenner & Smith, Inc.	NR	150,165,750 USD	11,670,221	9,677,599	1,992,622
iTraxx Europe Crossover	5.00%	3M	06/20/23	Merrill Lynch, Pierce, Fenner & Smith, Inc.	NR	123,000,000 EUR	13,554,492	14,862,901	(1,308,409)

Total Centrally Cleared Credit Default Swaps on Index (Sell Protection)							$23,818,292	$14,270,418	$9,547,874

OTC Credit Default Swaps on Single-Name Issues (Buy Protection) — Outstanding at September 30, 2018

Reference Obligation	Financing Fee	Payment Frequency	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Republic of South Africa	(1.00)%	3M	6/20/2022	Morgan Stanley Capital Services LLC	9,000,000 USD	$199,689	$520,876	$(321,187)
Republic of South Africa	(1.00)%	3M	6/20/2022	Morgan Stanley Capital Services LLC	300,000 USD	6,656	17,362	(10,706)

Total OTC Credit Default Swaps on Single-Name Issuer (Buy Protection)						$206,345	$538,238	$(331,893)

OTC Credit Default Swaps on Index (Buy Protection) — Outstanding at September 30, 2018

Reference Obligation	Financing Fee	Payment Frequency	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CMBX.NA.AAA.6	(0.50)%	1M	5/11/2063	J.P. Morgan Securities LLC	72,816,249 USD	$(736,837)	$1,337,131	$(2,073,968)
CMBX.NA.AAA.6	(0.50)%	1M	5/11/2063	Citigroup Global Markets, Inc.	45,055,385 USD	(455,921)	(339,152)	(116,769)
CMBX.NA.AAA.8	(0.50)%	1M	10/17/2057	J.P. Morgan Securities LLC	59,801,014 USD	(632,740)	2,371,495	(3,004,235)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2018 (Unaudited)

Reference Obligation	Financing Fee	Payment Frequency	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CMBX.NA.AAA.8	(0.50)%	1M	10/17/2057	Deutsche Bank AG	948,891 USD	$(10,040)	$48,904	$(58,944)
CMBX.NA.AAA.8	(0.50)%	1M	10/17/2057	Citigroup Global Markets, Inc.	15,691,831 USD	(166,031)	(50,376)	(115,655)
CMBX.NA.AAA.8	(0.50)%	1M	10/17/2057	Merrill Lynch Capital Services, Inc.	30,353,610USD	(321,164)	(216,024)	(105,140)

Total OTC Credit Default Swaps on Index (Buy Protection)						$(2,322,733)	$3,151,978	$(5,474,711)

OTC Credit Default Swaps on Index (Sell Protection) — Outstanding at September 30, 2018

Reference Obligation	Financing Fee	Payment Frequency	Maturity Date	Counterparty	Rating(1)	Notional Amount(2)	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CMBX.NA.A.7	2.00%	1M	01/17/47	Citigroup Global Markets, Inc.	A	9,910,737 USD	$12,923	$(78,706)	$91,629
CMBX.NA.A.8	2.00%	1M	10/17/57	Credit Suisse International	A	6,248,000 USD	(48,340)	(844,810)	796,470
CMBX.NA.A.8	2.00%	1M	10/17/57	Morgan Stanley Capital Services LLC	A	2,800,000 USD	(21,663)	(188,750)	167,087
CMBX.NA.A.8	2.00%	1M	10/17/57	Credit Suisse International	A	22,425,805 USD	(173,505)	(546,066)	372,561
CMBX.NA.A.8	2.00%	1M	10/17/57	Deutsche Bank AG	A	6,748,418 USD	(52,212)	(201,564)	149,352
CMBX.NA.A.8	2.00%	1M	10/17/57	Morgan Stanley Capital Services LLC	A	4,822,401 USD	(37,310)	(144,037)	106,727
CMBX.NA.A.8	2.00%	1M	10/17/57	Merrill Lynch Capital Services, Inc.	A	13,099,078 USD	(101,346)	(189,739)	88,393
CMBX.NA.A.9	2.00%	1M	09/17/58	Morgan Stanley Capital Services LLC	A	5,000,000 USD	(6,134)	(417,706)	411,572
CMBX.NA.A.9	2.00%	1M	09/17/58	Credit Suisse International	A	8,000,000 USD	(9,814)	(428,804)	418,990
CMBX.NA.A.9	2.00%	1M	09/17/58	Credit Suisse International	A	2,375,000 USD	(2,914)	(72,637)	69,723
CMBX.NA.A.9	2.00%	1M	09/17/58	Credit Suisse International	A	2,375,000 USD	(2,914)	(78,173)	75,259
CMBX.NA.A.9	2.00%	1M	09/17/58	Credit Suisse International	A	6,000,000 USD	(7,361)	(184,803)	177,442
CMBX.NA.A.9	2.00%	1M	09/17/58	Merrill Lynch Capital Services, Inc.	A	4,957,443 USD	(6,082)	(81,730)	75,648
CMBX.NA.A.9	2.00%	1M	09/17/58	Morgan Stanley Capital Services LLC	A	9,914,884 USD	(12,163)	(109,377)	97,214

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2018 (Unaudited)

Reference Obligation	Financing Fee	Payment Frequency	Maturity Date	Counterparty	Rating(1)	Notional Amount(2)	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CMBX.NA.A.9	2.00%	1M	09/17/58	Goldman Sachs International	A	2,830,164 USD	$(3,472)	$(25,976)	$22,504
CMBX.NA.AA.7	1.50%	1M	01/17/47	Morgan Stanley Capital Services LLC	AA	13,000,000 USD	172,160	(344,782)	516,942
CMBX.NA.AA.9	1.50%	1M	09/17/58	Morgan Stanley Capital Services LLC	AA	2,375,000 USD	35,017	2,275	32,742
CMBX.NA.AA.9	1.50%	1M	09/17/58	Morgan Stanley Capital Services LLC	AA	2,375,000 USD	35,017	(5,099)	40,116
CMBX.NA.AA.9	1.50%	1M	09/17/58	Credit Suisse International	AA	5,700,000 USD	84,041	(41,868)	125,909
CMBX.NA.AAA.10	0.50%	1M	11/17/59	Credit Suisse International	AAA	11,000,000 USD	46,742	(312,871)	359,613
CMBX.NA.AAA.10	0.50%	1M	11/17/59	Credit Suisse International	AAA	6,000,000 USD	25,495	(171,018)	196,513
CMBX.NA.AAA.8	0.50%	1M	10/17/57	Credit Suisse International	AAA	13,700,000 USD	144,956	(738,194)	883,150
CMBX.NA.AAA.9	0.50%	1M	09/17/58	Morgan Stanley Capital Services LLC	AAA	10,500,000 USD	81,315	(699,173)	780,488
CMBX.NA.AJ.4	0.96%	1M	02/17/51	J.P. Morgan Securities LLC	AA	4,224,744 USD	(1,001,616)	(589,789)	(411,827)
CMBX.NA.AJ.4	0.96%	1M	02/17/51	Credit Suisse International	AA	435,762 USD	(103,312)	(85,495)	(17,817)
CMBX.NA.AJ.4	0.96%	1M	02/17/51	Goldman Sachs International	AA	6,710,943 USD	(1,591,053)	(917,375)	(673,678)
CMBX.NA.AJ.4	0.96%	1M	02/17/51	Merrill Lynch Capital Services, Inc.	AA	9,866,721 USD	(2,339,235)	(1,349,297)	(989,938)
CMBX.NA.AJ.4	0.96%	1M	02/17/51	Morgan Stanley Capital Services LLC	AA	7,002,693 USD	(1,660,222)	(1,623,155)	(37,067)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2018 (Unaudited)

Reference Obligation	Financing Fee	Payment Frequency	Maturity Date	Counterparty	Rating(1)	Notional Amount(2)	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CMBX.NA.BBB-.10	3.00%	1M	11/17/59	Morgan Stanley Capital Services LLC	BBB-	20,629,000 USD	$(1,042,539)	$(2,097,325)	$1,054,786
CMBX.NA.BBB-.10	3.00%	1M	11/17/59	Credit Suisse International	BBB-	18,347,000 USD	(927,213)	(1,871,521)	944,308
CMBX.NA.BBB-.10	3.00%	1M	11/17/59	JPMorgan Chase Bank, N.A.	BBB-	17,920,000 USD	(905,633)	(1,609,059)	703,426
CMBX.NA.BBB-.11	3.00%	1M	11/18/54	Citigroup Global Markets, Inc.	BBB-	4,928,000 USD	(267,681)	(454,519)	186,838
CMBX.NA.BBB-.11	3.00%	1M	11/18/54	Credit Suisse Securities (USA) LLC	BBB-	7,939,000 USD	(431,234)	(712,744)	281,510
CMBX.NA.BBB-.11	3.00%	1M	11/18/54	JPMorgan Chase Bank, N.A.	BBB-	10,951,000 USD	(594,841)	(924,968)	330,127
CMBX.NA.BBB-.11	3.00%	1M	11/18/54	Morgan Stanley Capital Services LLC	BBB-	25,704,000 USD	(1,396,201)	(2,208,856)	812,655
CMBX.NA.BBB-.11	3.00%	1M	11/18/54	J.P. Morgan Securities LLC	BBB-	7,500,000 USD	(407,388)	(620,026)	212,638
CMBX.NA.BBB-.11	3.00%	1M	11/18/54	J.P. Morgan Securities LLC	BBB-	15,000,000 USD	(814,778)	(1,111,728)	296,950
CMBX.NA.BBB-.8	3.00%	1M	10/17/57	Credit Suisse International	BBB-	13,006,000 USD	(949,474)	(1,532,753)	583,279
CMBX.NA.BBB-.8	3.00%	1M	10/17/57	Morgan Stanley Capital Services LLC	BBB-	1,733,000 USD	(126,514)	(264,648)	138,134

Total OTC Credit Default Swaps on Index (Sell Protection)							$(14,406,498)	$(23,876,866)	$9,470,368

(1)	Using the higher of the S&P’s or Moody’s ratings. NR represents a security that is not rated.
(2)	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2018 (Unaudited)

OTC Total Return Swaps Outstanding at September 30, 2018

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)

Buys
1st Source Corp.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	362,356 USD	$(11,276)
A. Schulman, Inc.	07/23/20	M	1.93%	Morgan Stanley Capital Services LLC	— USD	—
A10 Networks, Inc.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	184,978 USD	—
AAC Holdings, Inc.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	330,163 USD	10,257
AAK AB	03/26/19	M	0.05%	Credit Suisse Securities (Europe) Limited	3,662,038 SEK	6,202
AAON INC	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	10,159 USD	(29)
AAR Corp.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	172,119 USD	3,876
Abbott Laboratories	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	995,688 USD	59,889
AbbVie, Inc.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	751,997 USD	18,357
Abcam PLC	03/26/19	M	1.12%	Credit Suisse Securities (Europe) Limited	139,202 GBP	(127)
Abercrombie & Fitch Co.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	295,454 USD	9,667
ABM Industries, Inc.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	120,242 USD	(3,819)
Abraxas Petroleum Corp.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	20,611 USD	(601)
Acadia Healthcare Co., Inc.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	421,708 USD	(4,588)
Accenture PLC	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	359,912 USD	(4,874)
Access National Corp.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	201,873 USD	(5,786)
ACCO Brands Corp	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	197,378 USD	(10,736)
Achillion Pharmaceuticals	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	77,971 USD	3,776
ACI Worldwide, Inc.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	181,399 USD	(1,331)
Acorda Therapeutics, Inc.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	65,174 USD	5,192
Acushnet Holdings Corp.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	607,117 USD	11,732
Addus Homecare Corp.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	492,396 USD	5,739

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2018 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
ADP LLC	03/26/19	M	0.05%	Credit Suisse Securities (Europe) Limited	3,237,790 EUR	$126,015
ADP LLC	07/27/20	M	0.07%	JPMorgan Chase Bank, N.A.	3,752,000 EUR	146,292
ADT INC	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	138,095 USD	295
Adtran, Inc.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	618,034 USD	(30,995)
Advanced Disposal Services, Inc.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	83,004 USD	(789)
Advanced Drainage Systems, Inc.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	30,999 USD	(964)
Adverum Biotechnologies, Inc.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	181,800 USD	4,570
Aegion Corp.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	169,262 USD	4,261
AES Corp.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	199,027 USD	3,315
Aetna, Inc.	09/17/20	M	2.39%	Deutsche Bank AG	26,617,607 USD	(185,035)
Aflac, Inc.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	190,789 USD	(1,379)
AG Mortgage Investment Trust	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	51,474 USD	284
Agilent Technologies, Inc.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	218,579 USD	(470)
Agilysys, Inc.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	217,347 USD	3,844
AGNC Investment Corp.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	133,444 USD	170
Agree Realty Corp.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	163,563 USD	(750)
Agrofresh Solutions, Inc.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	239,157 USD	(16,111)
Air Lease Corp.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	326,073 USD	(1,288)
Aircastle Ltd.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	1,315,799 USD	47,025

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2018 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Aker ASA	03/25/19	M	1.44%	Credit Suisse Securities (Europe) Limited	5,052,917 NOK	$48,603
Aker BP ASA	03/25/19	M	1.44%	Credit Suisse Securities (Europe) Limited	3,801,453 NOK	44,563
Akerbia Therapeutics, Inc.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	162,627 USD	10,803
Akorn, Inc.	09/17/20	M	2.39%	Deutsche Bank AG	786,643 USD	(14,281)
Akzo Nobel	03/26/19	M	0.05%	Credit Suisse Securities (Europe) Limited	5,067,786 EUR	(129,569)
Akzo Nobel	07/27/20	M	0.07%	JPMorgan Chase Bank, N.A.	8,497,335 EUR	(222,700)
Albany International Corp.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	42,487 USD	443
Albireo Pharma, Inc.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	25,278 USD	1,222
Alexander’s, Inc.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	104,556 USD	(536)
Alexandria Real Estate Equity	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	12,915 USD	42
Alfa Laval AB	03/26/19	M	0.05%	Credit Suisse Securities (Europe) Limited	2,714,105 SEK	(8,511)
Alleghany Corp.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	195,429 USD	330
Allegiance Bancshares, Inc.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	161,368 USD	(10,998)
Allergan PLC	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	1,148,979 USD	(3,433)
Allete, Inc.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	433,729 USD	(7,297)
Alliant Energy Corp.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	487,136 USD	(2,519)
Allied Motion Technologies, Inc.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	224,466 USD	22,755
Allscripts Healthcare Solutions, Inc.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	213,109 USD	(1,240)
Allstate Corp.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	132,605 USD	(149)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2018 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Almirall SA	03/26/19	M	0.05%	Credit Suisse Securities (Europe) Limited	297,767 EUR	$(3,960)
Alpha & Omega Semiconductor	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	299,470 USD	(7,231)
Alphabet, Inc.	01/27/20	M	2.52%	Credit Suisse Securities (Europe) Limited	148,859 USD	4,440
Alstom	03/26/19	M	0.05%	Credit Suisse Securities (Europe) Limited	5,632,497 EUR	(133,156)
Alstom	09/02/20	M	0.07%	JPMorgan Chase Bank, N.A.	1,178,700 EUR	(27,865)
Altice NV	03/26/19	M	0.05%	Credit Suisse Securities (Europe) Limited	1,241,395 EUR	24,441
Altice USA, Inc.	01/27/20	M	2.52%	Credit Suisse Securities (Europe) Limited	357,200 USD	(19,016)
Altisource Portfolio Solutions SA	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	78,800 USD	(4,542)
Altria Group, Inc.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	57,273 USD	(702)
Amadeus IT	03/26/19	M	0.05%	Credit Suisse Securities (Europe) Limited	440,750 EUR	10,684
AMAG Pharmaceuticals, Inc.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	528,745 USD	(17,065)
Amber Road, Inc.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	27,995 USD	1,730
Ambu A/S	03/25/19	M	0.09%	Credit Suisse Securities (Europe) Limited	1,945,657 DKK	(51,736)
AMBU A/S B	09/02/20	M	0.01%	JPMorgan Chase Bank, N.A.	1,884,000 DKK	(53,091)
AMC Entertainment Holdings	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	674,972 USD	(24,774)
Amdocs Ltd.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	543,101 USD	(2,461)
Amedisys, Inc.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	254,013 USD	12,777
Amer Sports Oyj	03/25/19	M	0.05%	Credit Suisse Securities (Europe) Limited	201,004 EUR	2,765
AMERCO	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	290,150 USD	5,513
Ameren Corp.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	215,263 USD	2,088

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2018 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Ameresco, Inc.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	184,696 USD	$3,442
America’s Car Mart, Inc.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	235,441 USD	1,270
American Eagle Outfitters	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	186,456 USD	8,062
American Electric Power	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	635,369 USD	(710)
American Financial Group, Inc.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	353,146 USD	738
American Homes 4 Rent	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	70,935 USD	(2,681)
American National Insurance	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	261,756 USD	(5,374)
American Railcar Industries	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	612,723 USD	(8,813)
American Renal Associates Holdings, Inc.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	250,046 USD	16,162
American Software, Inc.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	554,677 USD	18,915
American Vanguard Corp.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	116,913 USD	(11,163)
Amerisafe, Inc.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	76,305 USD	(1,469)
AmerisourceBergen Corp.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	737,597 USD	16,855
Ametek, Inc.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	75,145 USD	(376)
AMG Advanced Metallurgical Grouyp N.V.	03/26/19	M	0.05%	Credit Suisse Securities (Europe) Limited	92,964 EUR	(2,068)
Amgen, Inc.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	788,336 USD	7,450

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2018 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Amkor Technology, Inc.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	244,029 USD	$(11,673)
AMN Healthcare Services, Inc.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	122,698 USD	7,215
Amphastar Pharmaceuticals, Inc.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	296,657 USD	928
Amphenol Corp.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	409,809 USD	(446)
Amplifon SpA	10/04/19	M	0.05%	Credit Suisse Securities (Europe) Limited	515,691 EUR	(9,780)
Analog Devices, Inc.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	168,923 USD	464
Andeavor	09/17/20	M	2.39%	Deutsche Bank AG	25,817,474 USD	(205,232)
Andersons, Inc.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	296,126 USD	(5,882)
AngioDynamics, Inc.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	766,935 USD	(57,733)
ANI Pharmaceuticals, Inc.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	183,389 USD	11,843
Anika Therapeutics, Inc.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	22,068 USD	372
Anixter International, Inc.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	111,534 USD	(2,850)
Ansys, Inc.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	23,748 USD	(40)
Antero Resources Corp.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	143,459 USD	(9,696)
Anthem, Inc.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	192,672 USD	1,082
Anworth Mortgage Asset Corp.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	2,246 USD	(84)
Aon PLC	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	223,402 USD	(1,036)
Apogee Enterprises, Inc.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	139,009 USD	(3,934)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2018 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Apollo Commercial Real Estate Finance, Inc.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	132,431 USD	$(114)
Apple Hospitality REIT, Inc.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	116,154 USD	400
Applied Industrial Technologies, Inc	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	207,850 USD	(3,461)
AptarGroup, Inc.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	485,760 USD	(10,196)
AquaVenture Holdings Ltd.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	211,933 USD	426
Aramark	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	64,177 USD	(120)
Aratana Therapeutics, Inc.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	117,597 USD	(2,368)
ArcBest Corp.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	185,190 USD	7,894
Archer Daniels Midland Co.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	513,249 USD	(194)
Archrock, Inc.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	516,498 USD	17,508
Arcus Biosciences, Inc.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	126,251 USD	4,018
Ardagh Group SA	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	176,761 USD	(98)
Ardmore Shipping Corp.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	188,213 USD	(12,186)
Ares Commercial Real Estate Corp.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	204,717 USD	(4,304)
Argo Group	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	149,048 USD	3,344
Arhtur J. Gallagher & Co.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	490,427 USD	579

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2018 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Armada Hoffler Properties, Inc.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	141,961 USD	$2,097
Armor Residential REIT, Inc.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	180,436 USD	(252)
Armstrong Flooring, Inc.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	369,828 USD	(27,593)
Aroundtown SA	03/26/19	M	0.05%	Credit Suisse Securities (Europe) Limited	240,361 EUR	(5,387)
Aroundtown SA	09/02/20	M	0.07%	JPMorgan Chase Bank, N.A.	234,600 EUR	(5,573)
Arris International PLC	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	99,915 USD	(1,569)
Arrow Electronics, Inc.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	484,490 USD	(12,535)
Arrow Financial Corp.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	72,387 USD	(2,457)
Ascena Retail Group, Inc.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	128,681 USD	9,424
Ascential PLC	03/26/19	M	1.12%	Credit Suisse Securities (Europe) Limited	63,896 GBP	(1,794)
ASGN, Inc.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	39,340 USD	(33)
Ashland Global Holdings, Inc.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	54,417 USD	(1,166)
Ashtead Group PLC	03/26/19	M	1.12%	Credit Suisse Securities (Europe) Limited	328,600 GBP	14,141
Aspen Technology, Inc.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	261,551 USD	6,137
ASR Nederland NV	03/26/19	M	0.05%	Credit Suisse Securities (Europe) Limited	65,808 EUR	(1,417)
Assertio Therapeutics, Inc.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	141,232 USD	(5,981)
Associated Banc-Corp	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	9,980 USD	(256)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2018 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Assured Guaranty Ltd.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	44,396 USD	$(266)
AstraZeneca PLC	07/27/20	M	0.55%	Morgan Stanley Capital Services LLC	13,411,861 GBP	893,177
AstraZeneca PLC	03/26/19	M	1.12%	Credit Suisse Securities (Europe) Limited	239,060 GBP	15,384
AT&T, Inc.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	347,698 USD	(2,361)
Atlas Air Worldwide Holdings	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	287,957 USD	2,934
Atmos Energy Corp.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	1,032,422 USD	306
ATN Internatinal, Inc.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	306,035 USD	6,256
Atos SE	07/27/20	M	0.07%	JPMorgan Chase Bank, N.A.	15,355,912 EUR	(947,036)
Atos SE	03/26/19	M	0.05%	Credit Suisse Securities (Europe) Limited	892,512 EUR	(38,848)
Atricure, Inc.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	253,060 USD	(1,579)
Avangrid, Inc.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	1,283,357 USD	(27,974)
Avanos Medical, Inc.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	427,052 USD	456
Avaya Holdings Corp.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	347,017 USD	8,906
Avery Dennison Corp.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	211,540 USD	(4,267)
Aveva Group PLC	03/26/19	M	1.12%	Credit Suisse Securities (Europe) Limited	448,991 GBP	206
Avid Technology, Inc.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	31,720 USD	936
Avista Corp.	09/17/20	M	2.39%	Deutsche Bank AG	10,407,627 USD	20,626
Aviva PLC	03/26/19	M	1.12%	Credit Suisse Securities (Europe) Limited	8,939 GBP	(45)
Aviva PLC	07/27/20	M	1.02%	JPMorgan Chase Bank, N.A.	494,506 GBP	(2,492)
Avnet, Inc.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	994,016 USD	(45,608)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2018 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
AVX Corp.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	1,199,916 USD	$(70,148)
AXA SA	07/27/20	M	0.07%	JPMorgan Chase Bank, N.A.	10,873,751 EUR	(105,456)
AXA SA	03/26/19	M	0.05%	Credit Suisse Securities (Europe) Limited	9,684,879 EUR	(90,696)
Axfood AB	03/26/19	M	0.05%	Credit Suisse Securities (Europe) Limited	978,512 SEK	1,395
AXIS Capital Holdings Ltd.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	70,921 USD	294
AZZ, Inc.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	329,941 USD	(5,529)
B&G Foods, Inc.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	343,572 USD	(32,316)
B. Riley Financial, Inc.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	83,043 USD	740
Badger Meter, Inc.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	341,591 USD	(8,112)
Baker Hughes	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	212,933 USD	3,579
Bakkafrost	03/25/19	M	1.44%	Credit Suisse Securities (Europe) Limited	2,711,217 NOK	(6,084)
Ball Corp.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	13,594 USD	(177)
BancFirst Corp.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	307,053 USD	(12,998)
Banco Bilbao Vizcaya	03/26/19	M	0.05%	Credit Suisse Securities (Europe) Limited	3,223,910 EUR	(90,004)
Banco Bilbao Vizcaya Argentaria	07/27/20	M	0.07%	JPMorgan Chase Bank, N.A.	2,405,956 EUR	(59,697)
Banco BPM SpA	10/04/19	M	0.05%	Credit Suisse Securities (Europe) Limited	1,747,886 EUR	(171,522)
Bank of Hawaii Corp.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	144,304 USD	(3,923)
Bank of Marin	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	62,198 USD	(1,371)
Bank of N. T. Butterfield & Son Ltd.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	197,413 USD	1,419
BankFinancial	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	77,811 USD	(677)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2018 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Banner Corp.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	87,329 USD	$(3,959)
Barclays PLC	09/30/20	M	1.02%	JPMorgan Chase Bank, N.A.	704,000 GBP	(22,001)
Barclays PLC	03/26/19	M	1.12%	Credit Suisse Securities (Europe) Limited	1,083,928 GBP	(31,216)
Barnes & Noble Education, Inc.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	106,921 USD	1,125
Barnes & Noble, Inc.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	672,428 USD	5,847
Basett Furniture Industries, Inc.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	169,520 USD	7,131
BASF SE	03/26/19	M	0.05%	Credit Suisse Securities (Europe) Limited	2,750,604 EUR	(198,744)
BASF SE	07/27/20	M	0.07%	JPMorgan Chase Bank, N.A.	579,083 EUR	(41,841)
BAWAG Group AG	10/25/18	M	0.05%	Credit Suisse Securities (Europe) Limited	1,307,929 EUR	(31,962)
Baxter International, Inc.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	546,145 USD	(3,200)
Bayer AG REG	07/27/20	M	0.55%	Morgan Stanley Capital Services LLC	16,034,766 EUR	(2,433)
Bayer AG REG	03/26/19	M	0.05%	Credit Suisse Securities (Europe) Limited	928,111 EUR	(141)
Bayer AG REG	07/27/20	M	0.07%	JPMorgan Chase Bank, N.A.	2,628,232 EUR	(399)
BBX Capital Corp.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	66,627 USD	910
Beachtle AG	03/26/19	M	0.05%	Credit Suisse Securities (Europe) Limited	135,984 EUR	712
Beazer Homes USA, Inc.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	224,403 USD	(14,025)
Becton Dickinson & Co.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	824,088 USD	(1,677)
Bed Bath & Beyond, Inc.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	260,186 USD	(46,751)
Bel Fuse, Inc.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	125,694 USD	7,601

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2018 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Bemis Company	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	558,934 USD	$2,541
Bemis Company, Inc.	09/17/20	M	2.39%	Deutsche Bank AG	5,108,057 USD	23,228
Benchmark Electronics, Inc.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	614,023 USD	(38,196)
Berkshire Hathaway, Inc.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	62,572 USD	(266)
Berkshire Hills Bancorp, Inc.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	187,083 USD	(6,863)
BHP Billiton PLC	03/26/19	M	1.12%	Credit Suisse Securities (Europe) Limited	89,035 GBP	(470)
Big 5 Sporting Goods Corp.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	160,454 USD	(1,783)
Big Lots, Inc.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	58,626 USD	(37)
Biglari Holdings, Inc.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	93,664 USD	(1,357)
Bilfinger SE	03/26/19	M	0.05%	Credit Suisse Securities (Europe) Limited	82,862 EUR	668
Bio Rad Laboratories	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	212,500 USD	9,410
Bio Techne Corp.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	558,531 USD	22,774
BioScrip, Inc.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	139,029 USD	—
BioSpecifics Technologies Corp.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	389,099 USD	(199)
BioTelemetry, Inc.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	79,615 USD	4,234
BJ’s Restaurants, Inc.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	136,012 USD	5,284
Black Hills Corp.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	308,467 USD	920
Blue Bird Corp.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	84,314 USD	(2,827)
BNP Paribas SA	07/27/20	M	0.07%	JPMorgan Chase Bank, N.A.	14,212,250 EUR	(542,774)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2018 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
BNP Paribas SA	03/26/19	M	0.05%	Credit Suisse Securities (Europe) Limited	5,453,164 EUR	$(183,228)
Bodycote PLC	03/26/19	M	1.12%	Credit Suisse Securities (Europe) Limited	68,698 GBP	(1,554)
Boise Cascade Co.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	122,972 USD	(5,617)
Bojangles’, Inc.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	68,534 USD	12,980
BOK Financial Corp.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	102,331 USD	(7,288)
Bonanza Creek Energy, Inc.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	100,626 USD	(298)
Booz Allen Hamilton Holdings	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	644,355 USD	141
Bottomline Technologies	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	199,625 USD	5,926
BP PLC	03/26/19	M	1.12%	Credit Suisse Securities (Europe) Limited	85,203 GBP	4,368
Brady Corp.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	399,116 USD	(3,616)
Bridge Bancorp, Inc.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	102,270 USD	(5,260)
Briggs & Stratton	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	439,096 USD	(24,574)
Brightcove, Inc.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	225,910 USD	4,107
Brinker International, Inc.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	483,142 USD	(10,982)
Bristol Myers Squibb Co.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	832,810 USD	(752)
Broadcom, Inc.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	115,074 USD	(98)
Broadridge Financial Solutions, Inc.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	359,930 USD	(2,345)
Brookdale Senior Living, Inc.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	103,876 USD	2,445
Brooks Automation, Inc.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	9,402 USD	161

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2018 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Brown & Brown, Inc.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	315,661 USD	$(5,057)
Bruker Corp.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	347,304 USD	6,128
Brunswick Corp.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	22,119 USD	(203)
Bryn Mawr Bank Corp.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	344,497 USD	(7,192)
BSB Bancorp, Inc.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	28,809 USD	(349)
Buckle, Inc.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	591,676 USD	9,123
Bunge Ltd.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	140,103 USD	4,257
BWX Technologies, Inc.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	12,266 USD	(8)
Byline Bancorp, Inc.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	80,155 USD	(1,795)
C.H. Robinson Worldwide, Inc.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	259,432 USD	1,720
CA Immobilien Anlagen AG	10/25/18	M	0.05%	Credit Suisse Securities (Europe) Limited	365,861 EUR	(5,444)
CA, Inc.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	704,594 USD	967
CA, Inc.	09/17/20	M	2.39%	Deutsche Bank AG	25,067,987 USD	34,114
Cable One, Inc.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	109,440 USD	128
Cabot Corp.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	76,982 USD	(3,349)
Cabot Microelectionics Corp.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	257,816 USD	(510)
CACI International, Inc.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	250,216 USD	(4,007)
Cadence BanCorp	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	23,192 USD	(807)
Cal-Maine Foods, Inc.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	57,548 USD	(1,376)
Calavo Growers, Inc.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	106,049 USD	(4,136)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2018 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Caleres, Inc.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	128,622 USD	$1,514
Calix, Inc.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	166,089 USD	(1,019)
Callaway Golf Company	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	86,389 USD	6,010
Cambium Learning Group, Inc.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	145,926 USD	(2,543)
Cambrex Corp.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	98,842 USD	11,419
Camden National Corp.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	132,209 USD	(3,062)
Cantel Medical Corp.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	72,887 USD	(3,474)
Capital Senior Living Corp.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	64,577 USD	1,541
Capitol Federal Financial, Inc.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	246,248 USD	(4,367)
Capstead Mortgage Corp.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	38,127 USD	(894)
Carbo Cermaics, Inc.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	39,159 USD	(3,619)
Carbon Black, Inc.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	1,382 USD	(132)
Cardinal Health, Inc.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	1,409,988 USD	(19,812)
Cardiovascular Systems, Inc.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	113,203 USD	7,231
Career Education Corp.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	102,422 USD	1,744
Carl Zeiss Meditec AG	03/26/19	M	0.05%	Credit Suisse Securities (Europe) Limited	539,952 EUR	(17,140)
Carlisle Cos., Inc.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	104,181 USD	(407)
Carnival Corp.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	268,787 USD	(10,391)
Carolina Financial Corp.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	106,079 USD	(5,367)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2018 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Carpenter Technology	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	281,636 USD	$(1,505)
Carriage Services, Inc.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	275,199 USD	(10,134)
Carrols Restaurant Group, Inc.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	219,226 USD	6,972
Cars.com, Inc.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	175,759 USD	7,627
Casella Waste Systems, Inc.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	133,856 USD	(1,292)
Casino Guichard Perrachon	03/26/19	M	3.40%	Credit Suisse Securities (Europe) Limited	2,932,286 EUR	17,004
Cass Information Systems, Inc.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	330,686 USD	(4,825)
Castellum AB	03/26/19	M	0.05%	Credit Suisse Securities (Europe) Limited	2,087,301 SEK	(1,476)
Catalyst Biosciences, Inc.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	459,025 USD	26,193
CatchMark Timber Trust, Inc.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	86,848 USD	(2,723)
Cathay General Bancorp	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	68,319 USD	(1,601)
Cato Corp.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	705,706 USD	25,390
Cavco Industries, Inc.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	37,673 USD	783
CBIZ, Inc.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	331,205 USD	(3,457)
CBRE Group, Inc.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	222,474 USD	(5,767)
CDK Global, Inc.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	303,334 USD	(1,858)
CDW Corp.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	330,331 USD	95
CECO Environmental Corp.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	124,657 USD	(3,226)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2018 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Centene Corp.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	190,489 USD	$2,937
Centerstate Banks, Inc.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	56,670 USD	(4,638)
Central Pacific Financial Co.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	104,288 USD	(4,674)
Central Valley Community Bancorp	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	38,588 USD	(36)
Century Casinos, Inc.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	126,975 USD	(1,625)
Century Communities, Inc.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	177,066 USD	(6,336)
CenturyLink, Inc.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	244,606 USD	(18,105)
Cerus Corp.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	122,051 USD	(2,487)
CF Industries Holdings, Inc.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	108,658 USD	2,508
CGG SA	03/26/19	M	0.05%	Credit Suisse Securities (Europe) Limited	2,119,063 EUR	2,045
ChannelAdvisor Corp.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	171,297 USD	21,703
Charles River Laboratories	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	32,125 USD	703
Chatham Lodging Trust	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	59,907 USD	173
Cheesecake Factory, Inc.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	249,022 USD	5,079
Chemed Corp.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	611,751 USD	10,471
Chemical Financial Corp.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	78,235 USD	(4,436)
Cherry Hill Mortgage Investment Corp.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	121,791 USD	(666)
Chesapeake Lodging Trust	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	150,399 USD	(5,122)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2018 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Chesapeake Utilities Corp.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	155,770 USD	$(6,763)
Chevron Corp.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	496,368 USD	3,024
Chico’s FAS, Inc.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	218,236 USD	8,364
Chimera Investment Corp.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	320,417 USD	12
Chimerix, Inc.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	154,860 USD	(2,757)
Chocoladefabriken Lindt PC	03/26/19	M	0.33%	Credit Suisse Securities (Europe) Limited	135,236 CHF	2,409
Choice Hotels International, Inc.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	559,766 USD	(157)
Chr. Hansen A/S	03/25/19	M	0.09%	Credit Suisse Securities (Europe) Limited	1,517,589 DKK	4,305
Christian Dior SE	03/26/19	M	0.05%	Credit Suisse Securities (Europe) Limited	399,991 EUR	5,576
Chubb Ltd.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	69,027 USD	(68)
Churchill Downs, Inc.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	64,056 USD	(185)
Chuy’s Holdings, Inc.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	203,685 USD	(7,834)
Cincinnati Financial Corp.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	195,569 USD	297
Cinemark Holdings, Inc.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	386,702 USD	14,856
CIT Group, Inc.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	85,990 USD	(2,433)
CitiTrends, Inc.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	420,791 USD	(7,136)
Citrix Systems, Inc.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	17,118 USD	—
City Hodling Co.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	260,798 USD	(4,210)
City Office REIT, Inc.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	276,916 USD	4,233

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2018 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Civista Bancshares, Inc	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	1,831 USD	$(72)
Civitas Solutions, Inc.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	116,072 USD	792
Clarus Corp.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	289,729 USD	7,394
Clearfield, Inc.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	55,702 USD	479
Clearway Energy, Inc.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	773,216 USD	(32,160)
CME Group, Inc.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	14,386 USD	(88)
CNA Financial Corp.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	119,856 USD	(71)
CNB Financial Corp.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	11,141 USD	(348)
CNX Resources Corp.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	286,339 USD	(5,734)
Codexis, Inc.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	206,280 USD	(9,741)
Cogent Communications Holdings, Inc.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	579,045 USD	9,868
Cohen & Steers, Inc.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	62,697 USD	(970)
Cohu, Inc.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	317,115 USD	48,843
Coloplast B	03/25/19	M	0.09%	Credit Suisse Securities (Europe) Limited	741,763 DKK	986
Columbus McKinnon Corp.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	40,069 USD	(3,138)
Com Hem Holding AB	03/26/19	M	0.05%	Credit Suisse Securities (Europe) Limited	2,618,895 SEK	(11,456)
Com Hem Holding AB	09/17/20	M	0.16%	Deutsche Bank AG	49,972,248 SEK	(220,503)
Commerce Bancshares, Inc.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	116,596 USD	(4,494)
Commercial Metals Co.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	242,886 USD	1,158

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2018 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Commerzbank AG	03/26/19	M	0.05%	Credit Suisse Securities (Europe) Limited	1,245,775 EUR	$(74,120)
Community Bank System, Inc.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	165,541 USD	(5,599)
Community Healthcare Trust, Inc.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	169,963 USD	5,786
Community Trust Bancorp, Inc.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	233,026 USD	(4,196)
Compagnie de Saint Gobain	07/27/20	M	0.07%	JPMorgan Chase Bank, N.A.	3,291,977 EUR	(139,303)
Compagnie de Saint Gobain	03/26/19	M	0.05%	Credit Suisse Securities (Europe) Limited	1,126,200 EUR	(47,656)
Compass Minerals International, Inc.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	810,889 USD	(21,155)
Computer Programs & Systems, Inc.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	716,189 USD	(13,390)
Comtech Telecommunications Corp.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	675,863 USD	59,838
Concert Pharmaceuticals, Inc.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	208,113 USD	20,319
Conduent, Inc.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	332,162 USD	3,115
CONMED Corp.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	1,052,446 USD	15,598
ConocoPhillips	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	87,235 USD	227
Consolidated Communications, Inc.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	235,702 USD	(4,568)
Consolidated Edison, Inc.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	670,029 USD	9,358
Consolidated Water Co.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	126,487 USD	(6,034)
Continental Building Product	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	53,196 USD	(514)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2018 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Convergys Corp.	09/17/20	M	2.39%	Deutsche Bank AG	5,517,257 USD	$(218,726)
Cooper Cos., Inc.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	66,076 USD	2,103
Cooper Standard Holding	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	73,570 USD	(982)
Cooper Tire & Rubber	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	132,851 USD	(7,737)
Copa Holdings SA	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	301,098 USD	1,416
Core Mark Holding Co., Inc.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	61,792 USD	(52)
CoreLogic, Inc.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	96,162 USD	(1,344)
CorEnergy Infrastructure Trust, Inc.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	251,287 USD	(2,357)
Corn	11/30/18	3M	0.00%	J.P. Morgan Securities LLC	4,640,652 USD	(365,652)
Corn	11/30/18	3M	0.00%	J.P. Morgan Securities LLC	4,642,872 USD	(367,872)
Corn	11/30/18	3M	0.00%	J.P. Morgan Securities LLC	2,722,320 USD	(157,320)
Corn	11/30/18	3M	0.00%	JPMorgan Chase Bank, N.A.	2,390,400 USD	(110,400)
Corning, Inc.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	469,857 USD	(7,639)
Corvel Corp.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	411,037 USD	9,629
Corvus Pharmaceuticals, Inc.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	134,344 USD	(4,383)
Costamare, Inc.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	504,184 USD	(23,301)
Covanta Holding Corp.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	701,362 USD	(28,888)
Covenant Transportation Group, Inc.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	51,755 USD	(1,772)
Covia Holdings Corp.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	141,183 USD	(10,760)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2018 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
CRA International, Inc.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	444,586 USD	$(15,657)
Cracker Barrel Old Country Store, Inc.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	440,415 USD	2,447
Craft Brew Alliance, Inc.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	120,218 USD	(8,220)
Cray, Inc.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	40,973 USD	(1,112)
Credit Acceptance Corp.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	101,250 USD	(2,684)
Credit Agricole SA	07/27/20	M	0.07%	JPMorgan Chase Bank, N.A.	2,078,318 EUR	(111,491)
Credit Agricole SA	03/26/19	M	0.05%	Credit Suisse Securities (Europe) Limited	5,521,442 EUR	(262,735)
Croda International PLC	03/26/19	M	1.12%	Credit Suisse Securities (Europe) Limited	1,314,774 GBP	13,940
Croda International PLC	07/27/20	M	1.02%	JPMorgan Chase Bank, N.A.	5,160,000 GBP	54,743
Cross Country Healthcare, Inc.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	435,317 USD	363
Crown Castle International Corp.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	71,720 USD	756
CryoLife, Inc.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	371,742 USD	6,446
CSG Systems International, Inc.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	697,208 USD	(27,953)
CSW Industrials, Inc.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	207,983 USD	(1,882)
CSX Corp.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	176,613 USD	959
CTS Corp.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	566,499 USD	(31,591)
CubeSmart	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	39,341 USD	(1,054)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2018 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Cubic Corp.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	75,885 USD	$745
Culp, Inc.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	197,410 USD	(3,786)
CVB Financial Corp.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	159,218 USD	(8,380)
CVR Energy, Inc.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	543,255 USD	13,994
Cypress Semiconductor Corp.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	323,944 USD	(24,754)
Cypress Semiconductor Corp.	01/27/20	M	2.22%	Credit Suisse Securities (Europe) Limited	18,969 USD	13
Daktronics, Inc.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	281,085 USD	(6,309)
Dalata Hotel Group PLC	03/25/19	M	0.05%	Credit Suisse Securities (Europe) Limited	88,698 EUR	910
Danaher Corp.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	501,164 USD	3,670
Danone	03/26/19	M	0.05%	Credit Suisse Securities (Europe) Limited	1,725,821 EUR	(1,501)
Danone	07/27/20	M	0.07%	JPMorgan Chase Bank, N.A.	8,701,730 EUR	(7,568)
Danske Bank A/S	03/25/19	M	0.09%	Credit Suisse Securities (Europe) Limited	53,798,038 DKK	(66,496)
Darden Restaurants, Inc.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	272,701 USD	(2,843)
Darling Ingredients, Inc.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	242,713 USD	4,197
Dassault Aviation SA	03/26/19	M	0.05%	Credit Suisse Securities (Europe) Limited	6,194,648 EUR	(44,840)
Dassault Systemes SA	03/26/19	M	0.05%	Credit Suisse Securities (Europe) Limited	466,358 EUR	5,203
Davide Campari Milano SpA	10/04/19	M	0.05%	Credit Suisse Securities (Europe) Limited	112,775 EUR	1,482
Davita, Inc.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	184,097 USD	3,645
Dawson Geophysical Co.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	101,277 USD	(163)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2018 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Dean Foods Co.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	549,184 USD	$(36,131)
Dechra Pharamaceuticals PLC	03/26/19	M	1.12%	Credit Suisse Securities (Europe) Limited	207,474 GBP	(16,094)
Del Frisco’s Restaurant Group	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	16,319 USD	(839)
Del Taco Restaurants, Inc.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	246,644 USD	11,818
Delek US Holdings, Inc.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	239,957 USD	(10,495)
Delivery Hero SE	03/26/19	M	0.05%	Credit Suisse Securities (Europe) Limited	312,024 EUR	(13,762)
Delta Air Lines, Inc.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	156,497 USD	(703)
Deluxe Corp.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	152,135 USD	578
Denny’s Corp.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	341,786 USD	11,273
Dentsply Sirona, Inc.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	533,454 USD	(12,717)
Deutsche Boerse AG	03/26/19	M	0.05%	Credit Suisse Securities (Europe) Limited	409,741 EUR	(83)
Deutsche Wohnen AG	03/26/19	M	0.05%	Credit Suisse Securities (Europe) Limited	218,888 EUR	(3,665)
DHT Holdings, Inc.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	523,304 USD	11,382
Diamond Hill Investment Group	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	72,816 USD	617
Diamond Offshore Drilling, Inc.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	80,184 USD	2,736
DiamondRock Hospitality Co.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	28,913 USD	(391)
Diasorin SpA	10/04/19	M	0.05%	Credit Suisse Securities (Europe) Limited	105,626 EUR	(2,194)
Digi International, Inc.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	158,463 USD	2,372
DineEquity, Inc.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	646,062 USD	271

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2018 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Diodes, Inc.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	209,101 USD	$(4,367)
Diplomat Pharmacy, Inc.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	64,007 USD	(1,545)
DNA Oyj	03/25/19	M	0.05%	Credit Suisse Securities (Europe) Limited	122,773 EUR	(1,465)
DNO ASA	03/25/19	M	1.44%	Credit Suisse Securities (Europe) Limited	2,306,661 NOK	23,771
Dolby Laboratories, Inc.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	430,107 USD	2,377
Dominion Energy, Inc.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	198,107 USD	3,315
Domino’s Pizza, Inc.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	127,275 USD	1,257
Domtar Corp.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	935,846 USD	(26,732)
Donaldson Co., Inc.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	101,389 USD	(1,299)
Dorian LPG Ltd.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	172,025 USD	5,953
Douglas Dynamics, Inc.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	326,641 USD	(18,595)
Dril Quip, Inc.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	73,213 USD	1,087
Drive Shack, Inc.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	30,975 USD	464
DSV A/S	03/25/19	M	0.09%	Credit Suisse Securities (Europe) Limited	1,831,919 DKK	469
DSW, Inc.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	365,907 USD	16,260
DTE Energy Co.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	423,329 USD	6,643
Ducommun, Inc.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	138,000 USD	5,225
Duke Eneregy Corp.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	948,684 USD	6,115
Dunkin Brands Group, Inc.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	493,074 USD	186
DXC Technology Co.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	206,049 USD	(4,888)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2018 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Dynex Capital, Inc.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	44,979 USD	$(70)
Eagle Bulk Shipping, Inc.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	385,779 USD	(2,669)
Eagle Pharmaceuticals, Inc.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	15,991 USD	232
Easterly Government Properties, Inc.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	122,126 USD	(2,168)
EastGroup Properties, Inc.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	2,277 USD	18
Eaton Corp. PLC	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	454,544 USD	(3,808)
Eaton Vance Corp.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	159,209 USD	(162)
Ebix, Inc.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	150,911 USD	(2,346)
Echo Global Logistics, Inc.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	133,892 USD	(17,489)
EchoStar Corp.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	419,290 USD	(1,542)
Edenred	03/26/19	M	0.05%	Credit Suisse Securities (Europe) Limited	293,920 EUR	961
EDF	03/26/19	M	0.05%	Credit Suisse Securities (Europe) Limited	310,825 EUR	(5,065)
EDF	09/02/20	M	0.07%	JPMorgan Chase Bank, N.A.	153,500 EUR	(2,612)
EDP Energias de Portugal SA	03/27/20	M	0.05%	Credit Suisse Securities (Europe) Limited	1,288,863 EUR	(40,046)
EDP Energias de Portugal SA	09/29/20	M	0.07%	JPMorgan Chase Bank, N.A.	1,431,860 EUR	(42,322)
Egypt Treasury Bill	10/11/18	3M	0.00%	Citibank N.A.	110,030,568 EGP	90,566
El Paso Electric Co.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	228,116 USD	(6,638)
Elekta AB	03/26/19	M	0.05%	Credit Suisse Securities (Europe) Limited	3,758,962 SEK	(14,563)
Eli Lilly & Co.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	1,143,934 USD	11,151

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2018 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Elisa Oyj	03/25/19	M	0.05%	Credit Suisse Securities (Europe) Limited	96,111 EUR	$(1,358)
EMC Insurance Group, Inc.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	31,679 USD	284
Emerald Expositions Events, Inc.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	394,884 USD	4,361
Emergent BioSolutions, Inc.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	163,779 USD	(323)
Emerson Electric Co.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	252,096 USD	(991)
Enanta Pharmaceuticals, Inc.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	23,287 USD	(1,751)
ENCE Energia y Celulosa, SA	03/26/19	M	0.05%	Credit Suisse Securities (Europe) Limited	631,291 EUR	14,401
Encompass Health Corp.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	1,207,182 USD	14,450
Encore Wire Corp.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	235,644 USD	(3,931)
Enel SpA	10/04/19	M	0.05%	Credit Suisse Securities (Europe) Limited	5,024,683 EUR	(278,285)
Energen Corp.	09/17/20	M	2.39%	Deutsche Bank AG	25,262,171 USD	1,372,373
Enersys	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	168,659 USD	2,552
Engility Holdings, Inc.	09/17/20	M	2.39%	Deutsche Bank AG	375,625 USD	7,668
Ennis, Inc.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	413,985 USD	(2,224)
Enova International, Inc.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	212,001 USD	(14,231)
EnPro Industries, Inc.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	32,490 USD	(766)
Ensign Group, Inc.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	791,896 USD	35,632
Entegra Financial Corp.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	48,740 USD	936

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2018 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Entercom Communications Corp.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	345,633 USD	$—
Entergy Corp.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	741,171 USD	(6,701)
Enterprise Financial Service	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	429,340 USD	(12,951)
Entravision Communications Corp.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	203,961 USD	(3,253)
Enzo Biochem, Inc.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	136,504 USD	2,171
ePlus, Inc.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	111,978 USD	(1,109)
EPR Properties	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	86,650 USD	1,463
Equifax, Inc.	07/23/20	M	2.48%	Morgan Stanley Capital Services LLC	30,034 USD	(3)
Equinor ASA	03/25/19	M	1.44%	Credit Suisse Securities (Europe) Limited	3,362,725 NOK	23,450
Equity Bancshares, Inc.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	195,792 USD	(7,344)
Equity LifeStyle Properties, Inc.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	42,096 USD	245
Era Group, Inc.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	135,675 USD	(2,937)
ERG SpA	10/04/19	M	0.05%	Credit Suisse Securities (Europe) Limited	333,237 EUR	(361)
Ericsson LM	03/26/19	M	0.05%	Credit Suisse Securities (Europe) Limited	2,590,042 SEK	4,285
Erie Indemnity Company	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	376,809 USD	(2,764)
Eros International PLC	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	49,346 USD	(1,773)
Erste Group Bank AG	10/25/18	M	0.05%	Credit Suisse Securities (Europe) Limited	1,750,714 EUR	(47,232)
ESCO Technologies, Inc.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	140,414 USD	518

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2018 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Ethan Allen Interiors, Inc.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	658,703 USD	$(28,837)
Evercore Partners, Inc.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	132,641 USD	(1,524)
Evergy, Inc.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	102,354 USD	(1,740)
Eversource Energy	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	509,835 USD	(1,726)
EVERTEC, Inc.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	362,906 USD	11,633
Evolent Health, Inc.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	138,837 USD	3,930
Evraz PLC	03/26/19	M	1.12%	Credit Suisse Securities (Europe) Limited	511,302 GBP	23,097
EW Scripps Co.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	150,588 USD	1,196
Exantas Capital Corp.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	100,534 USD	(1,176)
Exelon Corp.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	704,427 USD	1,730
Exlservice Holdings, Inc.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	294,596 USD	127
Expeditors International of Washington, Inc.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	300,438 USD	1,697
Experian PLC	03/26/19	M	1.12%	Credit Suisse Securities (Europe) Limited	331,369 GBP	5,022
Exponent, Inc.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	301,281 USD	4,936
Express Scripts Holding Co.	09/17/20	M	2.39%	Deutsche Bank AG	26,055,560 USD	118,459
Extended Stay America, Inc.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	455,446 USD	9,864
Exterran Corp.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	151,841 USD	6,039
Extra Space Storage, Inc.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	58,864 USD	(208)
Exxon Mobil Corp.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	472,299 USD	(2,053)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2018 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Fabege AB	03/26/19	M	0.05%	Credit Suisse Securities (Europe) Limited	2,654,658 SEK	$(1,040)
Factset Research Systems, Inc.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	221,345 USD	(2,109)
Fair Isaac Corp.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	121,413 USD	(968)
Farmer Bros. Co.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	119,034 USD	(3,587)
Faro Technologies, Inc.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	151,208 USD	(2,881)
FB Financial Corp.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	107,966 USD	(11,740)
FBL Financial Group, Inc.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	55,338 USD	(3,641)
FCB Financial Holdings	09/17/20	M	2.39%	Deutsche Bank AG	3,841,157 USD	(151,778)
Federal Signal Corp.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	41,103 USD	31
Fedex Corp.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	50,327 USD	(1)
FedNat Holding Co.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	216,286 USD	2,842
Ferguson PLC	03/26/19	M	1.12%	Credit Suisse Securities (Europe) Limited	293,148 GBP	1,394
Ferrari	10/04/19	M	0.05%	Credit Suisse Securities (Europe) Limited	122,511 EUR	2,069
Fevertree Drinks PLC	03/26/19	M	1.12%	Credit Suisse Securities (Europe) Limited	471,135 GBP	(5,035)
Fidelity National Information Services, Inc.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	353,874 USD	(3,105)
Fidelity Southern Corp.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	81,811 USD	(2,466)
Fiesta Restaurant Group	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	105,437 USD	1,804
Financial Institutions, Inc.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	212,017 USD	(5,908)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2018 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
FinecoBank SpA	10/04/19	M	0.05%	Credit Suisse Securities (Europe) Limited	288,513 EUR	$(3,762)
First American Financial Corp.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	193,752 USD	(2,353)
First Bancorp	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	234,422 USD	(922)
First BanCorp	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	220,138 USD	(364)
First Bancshares, Inc.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	183,245 USD	(5,020)
First Busey Corp.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	374,348 USD	(2,990)
First Business Financial Services, Inc.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	34,402 USD	(1,162)
First Citizens Bancshares	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	10,236 USD	(285)
First Commonwealth Financial Corp.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	69,797 USD	(1,315)
First Community Bancshares	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	66,181 USD	(658)
First Defiance Financial Corp.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	249,355 USD	(9,710)
First Financial Bankshares, Inc.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	240,644 USD	(7,495)
First Financial Corp.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	120,759 USD	(3,843)
First Hawaiian, Inc.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	27,262 USD	(754)
First Interstate BancSystem, Inc.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	325,887 USD	(6,418)
First Merchants Corp.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	217,786 USD	(12,631)
First Midwest Bancorp, Inc.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	252,824 USD	(8,010)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2018 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
FirstCash, Inc.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	19,090 USD	$(230)
FirstEnergy Corp.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	382,820 USD	2,633
Five Prime Therapeutics, Inc.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	50,648 USD	146
Flexsteel Industries	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	144,104 USD	(7,865)
FLIR Systems, Inc.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	429,474 USD	2,415
Flowers Foods, Inc.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	461,156 USD	(16,078)
Fluidigm Corp.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	155,932 USD	(7,548)
FNF Group	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	172,601 USD	(641)
Fonar Corp.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	117,784 USD	1,163
Foot Locker, Inc.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	18,336 USD	323
Ford Motor Co.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	729,304 USD	(44,425)
Forestar Group, Inc.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	119,812 USD	(12,625)
Forrester Research, Inc.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	280,182 USD	3,985
Fortum Oyj	03/25/19	M	0.05%	Credit Suisse Securities (Europe) Limited	478,182 EUR	(5,999)
Forward Air Corp.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	503,903 USD	16,998
Foundation Building Material	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	165,624 USD	(5,522)
Four Corners Property Trust	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	82,465 USD	—
Frank’s International NV	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	360,109 USD	17,853
Franklin Covey Co.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	17,704 USD	(37)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2018 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Franklin Electric Co., Inc.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	618 USD	$(3)
FreightCar America, Inc.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	120,378 USD	(1,637)
Fresh del Monte Produce, Inc.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	444,596 USD	(15,718)
Freshpet, Inc.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	65,901 USD	3,498
Frontier Communications Corp.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	18,006 USD	43
FRP Holdings, Inc.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	172,949 USD	(6,335)
FTI Consulting, Inc.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	252,274 USD	1,256
FTS International, Inc.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	58,392 USD	500
FutureFuel Corp.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	313,921 USD	21,801
Galenica AG	03/26/19	M	0.33%	Credit Suisse Securities (Europe) Limited	263,001 CHF	1,432
GAMCO Investors, Inc.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	51,584 USD	(3,221)
Gamestop Corp.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	509,677 USD	(37,483)
Gaming and Leisure Properties, Inc.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	209,109 USD	4,224
Gannett Co., Inc.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	898,214 USD	(29,507)
Gap, Inc.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	53,190 USD	903
Garmin Ltd.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	589,857 USD	735
GasLog Ltd.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	485,711 USD	(7,268)
GATX Corp.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	498,195 USD	4,460

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2018 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Gemalto	08/26/20	M	0.05%	Credit Suisse Securities (Europe) Limited	1,556,496 EUR	$2,163
Gemalto	09/17/20	M	0.05%	Deutsche Bank AG	13,612,208 EUR	18,912
Gemalto	03/26/19	M	0.05%	Credit Suisse Securities (Europe) Limited	5,539,768 EUR	7,697
Genco Shipping Trading Ltd.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	389,328 USD	10,862
Gencor Industries, Inc.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	14,407 USD	(574)
General Mills, Inc.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	286,689 USD	(8,353)
General Motors Co.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	201,438 USD	(2,381)
Genesco, Inc.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	142,404 USD	(21)
Genesee & Wyoming, Inc.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	497,734 USD	(1,929)
Genomic Health, Inc.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	54,283 USD	840
Genpact Ltd.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	328,600 USD	(2,451)
Gentex Corp.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	192,240 USD	(8,886)
Gentherm, Inc.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	123,053 USD	(8,565)
Genuine Parts Co.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	308,704 USD	(67)
German American Bancorp	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	123,869 USD	(5,116)
Getty Realty Corp.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	95,103 USD	401
Gibraltar Industries, Inc.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	24,149 USD	(300)
Gilead Sciences, Inc.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	831,291 USD	18,482
Glacier Bancorp, Inc.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	110,312 USD	(3,018)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2018 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Gladstone Commercial Corp.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	120,169 USD	$1,012
Glatfelter	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	584,715 USD	(22,881)
Global Brass & Copper Holdings, Inc.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	3,252 USD	(4)
Global Net Lease, Inc.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	31,861 USD	727
Globus Medical, Inc.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	238,258 USD	11,656
GN Store Nord A/S	03/25/19	M	0.09%	Credit Suisse Securities (Europe) Limited	3,203,416 DKK	(10,758)
Goodyear Tire & Rubber Co.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	119,730 USD	(5,750)
Gorman Rupp Co.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	378,830 USD	(15,144)
GP Strategies Corp.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	39,198 USD	(4,066)
GrafTech International Ltd.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	56,942 USD	(1,339)
Graham Corp.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	107,627 USD	292
Graham Holdings Co.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	191,571 USD	177
Grand City Properties	03/26/19	M	0.05%	Credit Suisse Securities (Europe) Limited	373,126 EUR	(1,221)
Granges AB	03/26/19	M	0.05%	Credit Suisse Securities (Europe) Limited	963,872 SEK	(5,810)
Granite Point Mortgage Trust	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	77,980 USD	316
Graphic Packaging Holding Co.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	425,746 USD	(19,708)
Great Ajax Corp.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	90,954 USD	(598)
Great Southern Bancorp, Inc.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	149,847 USD	(6,103)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2018 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Great Western Bancorp, Inc.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	60,523 USD	$(1,499)
Green Brick Partners, Inc.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	215,843 USD	5,478
Green Plains, Inc.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	523,888 USD	(6,116)
Greenbrier Companies, Inc.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	256,094 USD	(849)
Greenhill & Co., Inc.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	118,687 USD	(5,988)
Greif, Inc.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	456,584 USD	(37,124)
Grenke AG	03/26/19	M	0.05%	Credit Suisse Securities (Europe) Limited	207,800 EUR	(5,290)
Grieg Seafood ASA	03/25/19	M	1.44%	Credit Suisse Securities (Europe) Limited	3,085,880 NOK	9,604
Griffon Corp.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	121,241 USD	(4,799)
Group 1 Automotive, Inc.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	296,457 USD	(19,724)
Guaranty Bancorp	09/17/20	M	2.39%	Deutsche Bank AG	812,924 USD	(13,459)
Guess?, Inc.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	112,791 USD	(175)
GulfMark Offshore, Inc.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	4,257 USD	107
GVC Holding	03/26/19	M	1.12%	Credit Suisse Securities (Europe) Limited	309,311 GBP	(20,276)
H&E Equipment Services, Inc.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	164,996 USD	2,974
H&R Block, Inc.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	12,145 USD	112
Hackett Group, Inc.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	393,405 USD	(4,631)
Haemonetics Corp.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	232,941 USD	5,844
Hallador Energy Co.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	70,009 USD	2,784

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2018 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Halma PLC	03/26/19	M	1.12%	Credit Suisse Securities (Europe) Limited	78,301 GBP	$3,245
Hamilton Lane, Inc.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	345,171 USD	(18,208)
Hannover Rueck SE	03/26/19	M	0.05%	Credit Suisse Securities (Europe) Limited	124,366 EUR	1,567
Hanover Insurance Group, Inc.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	313,345 USD	8,281
HarborOne Bancorp, Inc.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	2,651 USD	(88)
Hargreaves Lansdown PLC	03/26/19	M	1.12%	Credit Suisse Securities (Europe) Limited	380,275 GBP	(5,521)
Harley Davidson, Inc.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	149,050 USD	486
Harmonic, Inc.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	15,325 USD	223
Hartford Financial Services Group	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	50,856 USD	54
Hasbro, Inc.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	87,091 USD	(1,629)
Haverty Furniture Co., Inc.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	394,110 USD	3,933
Hawaiian Electric Industries, Inc.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	716,180 USD	5,407
Hawkins, Inc.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	189,646 USD	(1,919)
Haynes International, Inc.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	509,275 USD	540
HCA Healthcare, Inc.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	402,536 USD	16,494
Health Insurance Innovations	07/23/20	M	2.48%	Morgan Stanley Capital Services LLC	29,008 USD	29

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2018 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
HealthEquity, Inc.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	71,345 USD	$973
HealthStream, Inc.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	484,019 USD	13,630
Heartland Express, Inc.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	111,389 USD	(1,394)
Heartland Financial USA, Inc.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	332,967 USD	(16,362)
Heidrick & Struggles International	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	439,744 USD	(17,296)
Helen of Troy Ltd.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	80,700 USD	196
Helix Energy Solutions Group	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	145,097 USD	2,086
Helmerich & Payne	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	717,313 USD	11,236
Hemfosa Fastigheter AB	03/26/19	M	0.05%	Credit Suisse Securities (Europe) Limited	1,080,176 SEK	(2,933)
Hemisphere Media Group, Inc.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	72,350 USD	1,069
Heritage Commerce Corp.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	166,963 USD	(4,783)
Heritage Crystal Clean, Inc.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	114,309 USD	4,162
Heritage Financial Corp.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	91,575 USD	(4,579)
Herman Miller, Inc.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	124,346 USD	(3,310)
Hersha Hospitality Trust	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	131,463 USD	(1,382)
Hershey Co.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	209,698 USD	(2,026)
Heska Corp.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	84,161 USD	1,728
HESS CORP	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	20,095 USD	305

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2018 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Hewlett Packard Enterprise	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	487,367 USD	$(19,711)
Hexagon AB	03/26/19	M	0.05%	Credit Suisse Securities (Europe) Limited	2,252,982 SEK	(2,130)
Hexel Corp.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	96,704 USD	49
Hikma PHarmaceuticals PLC	03/26/19	M	1.12%	Credit Suisse Securities (Europe) Limited	118,796 GBP	(443)
Hill-Rom Holdings, Inc.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	725,663 USD	24,439
Hillenbrand, Inc.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	288,650 USD	830
HMS Holdings Corp.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	274,104 USD	6,323
HNI Corp.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	293,123 USD	188
HollyFrontier Corp.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	449,980 USD	18,630
Hologic, Inc.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	64,262 USD	405
Home Bancorp, Inc.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	60,006 USD	(1,177)
Home Depot, Inc.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	225,183 USD	(11)
HomeServe PLC	03/26/19	M	1.12%	Credit Suisse Securities (Europe) Limited	243,739 GBP	(4,388)
HomeStreet, Inc.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	61,325 USD	(4,403)
HomeTrust Bancshares, Inc.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	142,086 USD	(3,099)
Hooker Furniture Corp.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	369,920 USD	(13,905)
Horace Mann Educators	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	123,630 USD	(4,510)
Horizon Bancorp Indiana	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	185,500 USD	(2,319)
Horizon Pharma PLC	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	117,145 USD	3,644

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2018 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Hormel Foods Corp.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	230,715 USD	$(3,377)
Hospitality Properties Trust	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	203,645 USD	1,061
Hostess Brands, Inc.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	47,548 USD	(2,383)
Houlihan Lokey, Inc.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	102,961 USD	(925)
Howard Hughes Corp.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	76,225 USD	(575)
Howden Joinery Group PLC	03/26/19	M	1.12%	Credit Suisse Securities (Europe) Limited	83,038 GBP	(1,277)
HP, Inc.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	458,075 USD	(1,121)
Hub Group, Inc.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	54,788 USD	(569)
Hubbell, Inc.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	232,128 USD	(1,720)
Humana, Inc.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	642,409 USD	1,456
Hurco Companies, Inc.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	148,574 USD	(1,864)
Huron Consulting Group, Inc.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	165,459 USD	(117)
Hyatt Hotels Corp.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	197,941 USD	1,591
Hyster Yale Materials	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	196,050 USD	(14,598)
ICF International, Inc.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	335,765 USD	7,004
ICU Medical, Inc.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	188,548 USD	12,204
IdaCorp., Inc.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	421,538 USD	884
IDEXX Laboratories, Inc.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	198,696 USD	7,024
IES Holdings, Inc.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	40,864 USD	105

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2018 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
IG Group Holdings PLC	03/26/19	M	1.12%	Credit Suisse Securities (Europe) Limited	372,678 GBP	$(86,297)
IHS Markit Ltd.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	233,671 USD	1,648
IMCD NV	03/26/19	M	0.05%	Credit Suisse Securities (Europe) Limited	276,253 EUR	3,962
Imperial Brands PLC	03/26/19	M	1.12%	Credit Suisse Securities (Europe) Limited	3,486,313 GBP	22,225
Independen Bank Group, Inc.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	20,197 USD	(374)
Independence Contract Drilling, Inc.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	128,608 USD	6,762
Independence Holding Co.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	47,053 USD	3,674
Indtuit, Inc.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	274,544 USD	6,067
Inel Corp.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	144,789 USD	3,465
Informa PLC	03/26/19	M	1.12%	Credit Suisse Securities (Europe) Limited	3,655 GBP	174
Informa PLC	07/27/20	M	1.02%	JPMorgan Chase Bank, N.A.	2,585,865 GBP	122,827
Information Services Group	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	100,637 USD	(66)
ING Groep NV	03/26/19	M	0.05%	Credit Suisse Securities (Europe) Limited	1,814,422 EUR	(55,573)
ING Groep NV	07/27/20	M	0.07%	JPMorgan Chase Bank, N.A.	11,750,340 EUR	(518,673)
Ingles Markets, Inc.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	375,043 USD	2,255
Ingredion, Inc.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	147,168 USD	1,455
Innogy SE	03/26/19	M	0.05%	Credit Suisse Securities (Europe) Limited	9,511,896 EUR	25,454
Innogy SE	09/16/20	M	0.07%	JPMorgan Chase Bank, N.A.	597,814 EUR	1,668
Innophos Holdings, Inc.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	693,629 USD	(18,127)
Innospec, Inc.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	157,941 USD	932

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2018 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Innoviva, Inc.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	90,667 USD	$1,520
Inovalon Holdings, Inc.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	78,597 USD	(4,428)
Insight Enterprises, Inc.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	240,389 USD	(5,584)
Insperity, Inc.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	247,640 USD	3,712
Insteel Industries, Inc.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	166,702 USD	(1,151)
Integer Holdings Corp.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	384,368 USD	(3,794)
Integra LifeSciences Holding	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	63,330 USD	2,408
Integrated Device Technology, Inc.	09/17/20	M	2.39%	Deutsche Bank AG	24,006,153 USD	(35,425)
Integrated Device Technology, Inc.	09/29/20	M	2.48%	Goldman Sachs International	595,957 USD	(340)
Inter Parfums, Inc.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	64,953 USD	(309)
Intercontinental Hotels Group	03/26/19	M	1.12%	Credit Suisse Securities (Europe) Limited	1,930,109 GBP	16,955
InterContinental Hotels Group	07/27/20	M	1.02%	JPMorgan Chase Bank, N.A.	4,748,000 GBP	41,709
InterDigital, Inc.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	471,481 USD	1,079
Interface, Inc.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	86,363 USD	(551)
International Bancshares Corp.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	231,381 USD	(9,846)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2018 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
International Business Machines Corp.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	638,746 USD	$(186)
International Game Technology PLC	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	141,987 USD	1,477
International Paper Co.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	505,965 USD	(42,628)
International Speedway Corp.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	585,965 USD	(16,259)
Interpublic Group of Cos., Inc.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	177,013 USD	(2,355)
Intertek Group PLC	03/26/19	M	1.12%	Credit Suisse Securities (Europe) Limited	73,869 GBP	797
INTL FCStone, Inc.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	226,652 USD	(707)
Intra-Cellular Therapies, Inc.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	71,113 USD	84
Invacare Corp.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	742,693 USD	(9,882)
Invesco Mortgage Capital, Inc.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	233,870 USD	1,010
Ipsen	03/26/19	M	0.05%	Credit Suisse Securities (Europe) Limited	123,209 EUR	1,532
IQVIA Holdings, Inc.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	7,447 USD	(52)
Iridium Communications, Inc.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	162,385 USD	19,843
J&J Snack Foods Corp.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	284,670 USD	6,095
J. Alexander’s Holdings, Inc.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	108,669 USD	(8,006)
J.B. Hunt Transport Services, Inc.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	418,929 USD	(1,212)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2018 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
J2 Global, Inc.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	497,750 USD	$7,966
Jabil, Inc.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	323,355 USD	(25,394)
Jack Henry & Associates, Inc.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	491,805 USD	2,362
Jack in the Box, Inc.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	168,640 USD	(561)
Jardine Lloyd Thompson Group PLC	09/17/20	M	1.07%	Deutsche Bank AG	5,354,879 GBP	53,469
JD Sports Fashion PLC	03/26/19	M	1.12%	Credit Suisse Securities (Europe) Limited	286,071 GBP	5,431
JM Smucker Co.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	205,595 USD	(13,612)
John B. Sanfilippo & Son, Inc.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	487,788 USD	(1,975)
John Wiley & Sons, Inc.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	400,859 USD	10,069
Johnson & Johnson	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	900,447 USD	(20,995)
Johnson Controls International PLC	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	321,041 USD	(13,531)
Johnson Mathey PLC	03/26/19	M	1.12%	Credit Suisse Securities (Europe) Limited	70,007 GBP	(2,758)
Johnson Outdoors, Inc.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	45,668 USD	(1,219)
Jones Lang Lasalle, Inc.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	47,802 USD	(465)
Juniper Networks, Inc.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	238,050 USD	1,680
K12, Inc.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	343,948 USD	2,742
Kaiser Aluminum Corp.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	457,892 USD	(3,766)
Kaman Corp.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	350,503 USD	426

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2018 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Kansas City Southern Railway	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	340,295 USD	$(9,291)
KapStone Paper and Packaging	09/17/20	M	2.39%	Deutsche Bank AG	6,087,687 USD	(3,588)
KAR Auction Services, Inc.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	259,141 USD	(5,698)
Kearny Financial Corp.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	214,046 USD	(2,293)
Kellogg Co.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	300,763 USD	(12,280)
Kelly Services, Inc.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	606,815 USD	(6,714)
Kennedy Wilson Holdings, Inc.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	210,588 USD	(1,114)
Kering	03/26/19	M	0.05%	Credit Suisse Securities (Europe) Limited	231,223 EUR	3,855
Kering	09/02/20	M	0.07%	JPMorgan Chase Bank, N.A.	682,050 EUR	12,191
Kesko Oyj	03/25/19	M	0.05%	Credit Suisse Securities (Europe) Limited	94,184 EUR	(1,407)
Keysight Technologies, Inc.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	60,180 USD	1,195
Keywords Studios	03/26/19	M	1.12%	Credit Suisse Securities (Europe) Limited	327,735 GBP	14,006
Kforce, Inc.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	494,551 USD	(8,458)
Kimball Electronics, Inc.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	159,439 USD	(294)
Kimball International	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	285,368 USD	(16,380)
Kinder Morgan, Inc.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	581,841 USD	(8,984)
Kindred Biosciences, Inc.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	281,147 USD	17,104
Kinnevik AB	03/26/19	M	0.05%	Credit Suisse Securities (Europe) Limited	692,440 SEK	(1,337)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2018 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Kinsale Capital Group, Inc.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	179,647 USD	$2,290
Kirkland’s, Inc.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	228,637 USD	17,832
KKR Real Estate Finance Trust	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	111,895 USD	(2,069)
KLA Tencor Corp.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	107,922 USD	399
KMG Chemicals, Inc.	09/17/20	M	2.39%	Deutsche Bank AG	604,999 USD	(1,199)
Knoll, Inc.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	480,409 USD	(12,957)
Knowles Corp.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	301,085 USD	2,114
Kohl’s Corp.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	149,045 USD	(1,212)
Koninklijke KPN NV	03/26/19	M	0.05%	Credit Suisse Securities (Europe) Limited	5,899,689 EUR	(187,667)
Koninklijke KPN NV	03/26/19	M	0.05%	Credit Suisse Securities (Europe) Limited	2,291,497 EUR	(49,583)
Koninklijke Kpn Nv	03/26/19	M	0.05%	Credit Suisse Securities (Europe) Limited	115,145 EUR	2,863
Koninklijke KPN NV	07/27/20	M	0.07%	JPMorgan Chase Bank, N.A.	4,720,818 EUR	(150,167)
Korn/Ferry International	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	141,060 USD	751
Kraft Heinz Co.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	440,534 USD	(15,195)
Kronos Worldwide, Inc.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	176,124 USD	(8,067)
KVH Industries, Inc.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	31,544 USD	2,005
L Brands, Inc.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	89,683 USD	(56)
L.B. Foster Co.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	79,198 USD	(7,972)
L3 Technologies, Inc.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	41,831 USD	55

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2018 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
La-Z-Boy, Inc.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	216,996 USD	$(4,043)
Laboratory Corporation of America Holdings	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	403,361 USD	5,134
Ladder Capital Corp. REIT	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	224,441 USD	(663)
Lakeland Financial Corp.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	311,453 USD	(12,540)
Lamar Advertising Co.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	184,285 USD	1,734
Lamb Weston Holdings, Inc.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	352,020 USD	(1,970)
Lancaster Colony Corp.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	411,789 USD	(5,938)
Landec Corp.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	166,281 USD	12,409
Landstar System, Inc.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	467,490 USD	2,698
Lannett Co., Inc.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	473,572 USD	(23,320)
Las Vegas Sands Corp.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	329,159 USD	(6,404)
LaSalle Hotel Properties	09/17/20	M	2.39%	Deutsche Bank AG	3,513,155 USD	12,534
Lattice Semiconductor Corp.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	66,198 USD	2,490
Lawson Products, Inc.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	79,433 USD	7,013
Lazard Ltd.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	15,686 USD	197
Leaf Group Ltd.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	130,069 USD	3,181
Leg Immobilien AG	03/26/19	M	0.05%	Credit Suisse Securities (Europe) Limited	111,584 EUR	(271)
Leggett & Platt, Inc.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	424,717 USD	(10,945)
Leidos Holdings, Inc.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	563,231 USD	(3,934)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2018 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Lemaitre Vascular, Inc.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	446,239 USD	$53,972
Lennox International, Inc.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	266,851 USD	2,218
Lereoy Seafood Group	03/25/19	M	1.44%	Credit Suisse Securities (Europe) Limited	1,500,889 NOK	2,669
LHC Group, Inc.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	225,837 USD	9,289
Liberty Latin America	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	260,456 USD	(10,897)
Life Storage, Inc.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	145,812 USD	(693)
Lifepoint Health, Inc.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	446,572 USD	(989)
Lifetime Brands, Inc.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	36,277 USD	(972)
Limoneira Co.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	124,556 USD	(6,277)
Lincoln National Corp.	01/27/20	M	2.52%	Credit Suisse Securities (Europe) Limited	2,329,913 USD	(88,134)
Lindblad Expeditions Holdings, Inc.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	237,853 USD	(319)
Lindsay Corp.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	23,559 USD	198
Liquidity Services, Inc.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	82,043 USD	1,916
Lithia Motors, Inc.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	56,834 USD	(651)
Littelfuse, Inc.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	41,788 USD	362
Livanova PLC	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	243,108 USD	2,600
Live Oak Bancshares, Inc.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	15,644 USD	(985)
Lloyds Banking Group PLC	07/27/20	M	1.02%	JPMorgan Chase Bank, N.A.	7,423,200 GBP	(405,097)
Lloyds Banking Group PLC	03/26/19	M	1.12%	Credit Suisse Securities (Europe) Limited	4,163,855 GBP	(208,762)
Lockheed Martin Corp.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	339,362 USD	2,101
Loews Corp.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	141,935 USD	(387)
Logitech International REG	03/26/19	M	0.33%	Credit Suisse Securities (Europe) Limited	238,662 CHF	(735)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2018 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Logmein, Inc.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	39,062 USD	$766
London Stock Exchange Group	03/26/19	M	1.12%	Credit Suisse Securities (Europe) Limited	366,559 GBP	(17,812)
Lonza Group AG REG	03/26/19	M	0.33%	Credit Suisse Securities (Europe) Limited	225,675 CHF	15,819
Loral Space & Communications	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	168,609 USD	4,774
LPL Financial Holdings, Inc.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	13,636 USD	(25)
LSB Industries, Inc.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	287,169 USD	1,400
LSC Communications, Inc.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	365,439 USD	(33,617)
LTC Properties, Inc.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	11,040 USD	120
Luminex Corp.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	794,065 USD	25,972
Lundin Petroleum AB	03/26/19	M	0.05%	Credit Suisse Securities (Europe) Limited	5,184,746 SEK	52,890
LVMH Moet Hennessy Louis Vuitton	03/26/19	M	0.05%	Credit Suisse Securities (Europe) Limited	266,063 EUR	(1,231)
M/I Homes, Inc.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	380,388 USD	(19,835)
Macatawa Bank Corp.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	54,695 USD	(1,719)
Macquarie Infrastructure Co.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	565,538 USD	(4,043)
Macy’s, Inc.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	272,993 USD	(6,718)
Magellan Health, Inc.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	431,622 USD	(7,175)
MallInckrodt PLC	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	378,090 USD	(3,421)
ManpowerGroup, Inc.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	35,131 USD	714
Mantech International Corp.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	721,776 USD	10,794
Marcus & Millichap, Inc.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	294,228 USD	426
Marcus Corp.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	627,218 USD	19,216
Marine Harvest	03/25/19	M	1.44%	Credit Suisse Securities (Europe) Limited	830,716 NOK	2,228

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2018 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Marine Products Corp.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	123,401 USD	$4,188
Markel Corp.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	246,063 USD	(1,234)
Marsh & Mclennan Cos.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	259,678 USD	(1,840)
Marten Transport Ltd.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	325,552 USD	(771)
Masco Corp.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	50,637 USD	(971)
Masimo Corp.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	165,257 USD	2,001
Materion Corp.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	353,058 USD	7,764
Matrix Service Co.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	147,978 USD	(300)
Matson, Inc.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	429,206 USD	9,212
Matthews International Corp.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	205,516 USD	(5,367)
Maxim Integrated Products	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	280,420 USD	(5,237)
Maximus, Inc.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	247,508 USD	45
Maxwell Technologies, Inc.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	65,354 USD	(685)
MB Financial, Inc.	09/17/20	M	2.39%	Deutsche Bank AG	7,655,019 USD	(316,705)
McCormick & Co.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	87,148 USD	1,124
Mcdonald’s Corp.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	251,784 USD	824
McGrath RentCorp.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	530,386 USD	(3,771)
McKesson Corp.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	498,072 USD	(5,410)
MDC Holdings, Inc.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	624,373 USD	(26,354)
MDU Resources Group, Inc.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	188,263 USD	(2,036)
Medical Properties Trust, Inc.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	172,828 USD	2,588
MediciNova, Inc.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	99,175 USD	3,330

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2018 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Mednax, Inc.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	445,159 USD	$9,449
Medpace Holdings, Inc.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	34,690 USD	1,136
Medtronic PLC	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	1,191,260 USD	5,313
Menlo Therapeutics, Inc.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	334,180 USD	(43,576)
Mercantile Bank Corp.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	131,703 USD	(5,230)
Merck & Co., Inc.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	1,324,857 USD	(1,968)
Meredith Corp.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	339,895 USD	(14,349)
Meridian Bioscience, Inc.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	690,842 USD	(11,074)
Merit Medical Systems, Inc.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	197,696 USD	235
Meritage Homes Corp.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	149,592 USD	(10,181)
Mesa Laboratories, Inc.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	151,533 USD	3,645
Methode Electronics, Inc.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	413,863 USD	(7,120)
Metsa Serla	03/25/19	M	0.05%	Credit Suisse Securities (Europe) Limited	105,710 EUR	(491)
MGE Energy, Inc.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	161,115 USD	(2,640)
Microsoft Corp.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	91,638 USD	(142)
Microsoft Corp.	01/27/20	M	2.52%	Credit Suisse Securities (Europe) Limited	1,900,685 USD	2,089
Microstrategy, Inc.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	232,815 USD	(10,635)
Midland States Bancorp, Inc.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	97,516 USD	(2,918)
Midstates Petroleum Co, Inc.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	108,045 USD	(1,080)
Midwestone Financial Group, Inc.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	2,110 USD	(45)
Miller Industries, Inc.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	84,122 USD	1,420

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2018 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Minerva Neurosciences, Inc.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	101,003 USD	$3,325
miRagen Therapeutics, Inc.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	27,049 USD	(193)
Mistras Group, Inc.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	268,903 USD	(910)
Mobile Mini, Inc.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	358,808 USD	4,139
Modern Times Group	03/26/19	M	0.05%	Credit Suisse Securities (Europe) Limited	40,148 SEK	(79)
Modine Manufacturing Co.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	166,295 USD	(10,947)
Moelis & Co.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	242,765 USD	(8,275)
Molina Healthcare, Inc.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	81,567 USD	(1,864)
Molson Coors Brewing Co.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	1,734 USD	(12)
Monarch Casino & Resort, Inc.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	363,546 USD	(718)
Moncler SpA	10/04/19	M	0.05%	Credit Suisse Securities (Europe) Limited	61,793 EUR	(1,532)
Mondelez International, Inc.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	146,258 USD	(2,213)
Monmouth Real Estate Investment Corp.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	177,974 USD	(742)
Monotype Imaging Holdings, Inc.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	773,998 USD	(3,813)
Moody’s Corp.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	184,348 USD	(4,942)
MOOG, Inc.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	45,179 USD	(217)
Morningstar, Inc.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	382,378 USD	(13,616)
Morphosys AG	03/26/19	M	0.05%	Credit Suisse Securities (Europe) Limited	330,612 EUR	(1,787)
Mosaic Co.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	63,974 USD	44
Motorcar Parts of America, Inc.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	68,623 USD	(4,229)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2018 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Motorola Solutions, Inc.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	411,675 USD	$2,691
Movado Group, Inc.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	138,762 USD	4,620
MSA Safety, Inc.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	155,123 USD	1,450
MSC Industrial Direct Co.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	265,059 USD	681
MSCI, Inc.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	344,696 USD	(344)
MSG Networks, Inc.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	46,594 USD	1,781
MTS Systems Corp.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	563,881 USD	(6,799)
MTU Aero Engines AG	03/26/19	M	0.05%	Credit Suisse Securities (Europe) Limited	407,973 EUR	5,438
Mueller Industries, Inc.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	110,811 USD	1,748
Mueller Water Products, Inc.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	84,965 USD	(2,991)
Murphy Oil Corp.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	569,362 USD	20,889
Myers Industries, Inc.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	406,589 USD	(35,147)
Mylan NV	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	171,599 USD	(7,045)
MYR Group, Inc.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	26,961 USD	(99)
Nabors Industries Ltd.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	269,684 USD	(3,350)
Nacco Industries	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	75,242 USD	(572)
Nanometrics, Inc.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	22,855 USD	557
NantKwest, Inc.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	62,285 USD	7,426
Napco Security Technologies, Inc.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	204,534 USD	5,559
Nasdaq, Inc.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	173,957 USD	(3,043)
Natera, Inc.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	190,530 USD	(1,595)
Nathan’s Famous, Inc.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	222,343 USD	(10,163)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2018 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
National Bank Holdings Corp	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	181,459 USD	$(1,529)
National CineMedia, Inc.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	672,422 USD	59,993
National Commerce Corp.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	212,584 USD	(10,751)
National Fuel Gas Co.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	477,156 USD	(702)
National General Holdings Corp.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	156,305 USD	3,635
National Health Investors, Inc.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	170,738 USD	2,514
National Healthcare Corp.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	572,181 USD	12,917
National Instruments Corp.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	446,913 USD	(2,277)
National Oilwell Varco, Inc.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	129,846 USD	(907)
National Presto Industries, Inc.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	922,293 USD	37,766
National Research Corp.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	197,223 USD	4,308
National Retail Properties	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	13,886 USD	142
National Storage Affiliates	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	135,135 USD	(2,872)
National Western Life Group	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	89,533 USD	(157)
Natural Gas	03/26/19	M	0.05%	Credit Suisse Securities (Europe) Limited	123,576 EUR	(1,100)
Natural Gas Services Group	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	105,023 USD	646
Natural Health Trends Corp.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	164,549 USD	(6,059)
Natus Medical, Inc.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	208,422 USD	7,260
Nautilus, Inc.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	138,282 USD	(2,911)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2018 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Navigant Consulting, Inc.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	228,142 USD	$(2,200)
NBT Bancorp, Inc.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	427,715 USD	(15,053)
Neenah Paper, Inc.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	641,059 USD	(33,334)
Nemetschek	03/26/19	M	0.05%	Credit Suisse Securities (Europe) Limited	581,873 EUR	8,333
Neogen Corp.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	299,403 USD	(59,635)
Neogenomics, Inc.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	170,556 USD	13,813
Neste Oyj	03/25/19	M	0.05%	Credit Suisse Securities (Europe) Limited	377,967 EUR	(5,417)
NetApp, Inc.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	99,475 USD	673
NetScout Systems, Inc.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	246,034 USD	(4,367)
Nevsun Resources Ltd.	09/17/20	M	2.17%	Deutsche Bank AG	7,569,588 CAD	(32,739)
New Home Co., Inc.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	102,359 USD	(6,518)
New Jersey Resources Corp.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	597,820 USD	(7,048)
New Media Investment Group	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	1,186,400 USD	(32)
New Residential Investment Corp.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	206,360 USD	(4,513)
New York Mortgage Trust, Inc.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	37,519 USD	(1,368)
Newell Brands, Inc.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	172,526 USD	(9,537)
Newmarket Corp.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	22,780 USD	(71)
Newpark Resources, Inc.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	72,820 USD	2,549
News Corp.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	559,951 USD	16,611
NEX Group PLC	03/26/19	M	1.12%	Credit Suisse Securities (Europe) Limited	377,856 GBP	(21,425)
NEX Group PLC	09/17/20	M	1.07%	Deutsche Bank AG	4,077,351 GBP	(235,061)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2018 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Nexeo Solutions, Inc.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	186,263 USD	$(2,549)
Nexeo Solutions, Inc.	09/17/20	M	2.39%	Deutsche Bank AG	1,906,240 USD	(17,559)
Nexpoint Residential Trust, Inc.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	172,405 USD	3,024
Nexstar Media Group, Inc.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	253,754 USD	(2,961)
Next PLC	03/26/19	M	1.12%	Credit Suisse Securities (Europe) Limited	86,736 GBP	6,392
Nextera Energy, Inc.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	90,940 USD	904
NextGen Healthcare, Inc.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	389,463 USD	(6,678)
Nibe Industrier AB	03/26/19	M	0.05%	Credit Suisse Securities (Europe) Limited	2,320,608 SEK	(2,945)
NIC, Inc.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	464,247 USD	7,977
Nielsen Holdings PLC	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	11,156 USD	(37)
NMC Health PLC	03/26/19	M	1.12%	Credit Suisse Securities (Europe) Limited	315,476 GBP	9,727
NN, Inc.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	196,924 USD	(629)
Noble Corp. PLC	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	60,406 USD	706
Nolato AB	03/26/19	M	0.05%	Credit Suisse Securities (Europe) Limited	2,198,417 SEK	(11,019)
Northfield Bancorp, Inc.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	104,357 USD	(845)
Northrim Bancorp, Inc.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	134,934 USD	(4,550)
Northwest Bancshares, Inc.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	529,406 USD	(21,411)
Northwest Natural Gas Co.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	565,875 USD	(20,640)
Northwest Pipe Co.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	109,058 USD	(4,857)
Northwestern Corp.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	796,882 USD	(1,569)
Novanta, Inc.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	38,899 USD	(1,210)
Nucor Corp.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	173,012 USD	16

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2018 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
NuVasive, Inc.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	45,587 USD	$1,543
NVE Corp.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	311,720 USD	3,061
Nvent Electric PLC	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	200,883 USD	(15,353)
NxStage Medical, Inc.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	345,111 USD	(3,430)
NXStage Medical, Inc.	09/17/20	M	2.39%	Deutsche Bank AG	4,554,976 USD	(45,275)
Nymox Pharmaceutical Corp.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	37,689 USD	(2,892)
Ocado Group PLC	03/26/19	M	1.12%	Credit Suisse Securities (Europe) Limited	339,802 GBP	(2,688)
Occidental Petroleum Corp.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	682,740 USD	19,732
Oceaneering International, Inc.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	61,099 USD	421
OceanFirst Financial Corp.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	259,171 USD	(9,891)
OCI NV	03/26/19	M	0.05%	Credit Suisse Securities (Europe) Limited	263,409 EUR	(6,395)
Oclaro, Inc.	09/17/20	M	2.39%	Deutsche Bank AG	3,404,922 USD	(85,402)
Office Depot, Inc.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	579,557 USD	(16,138)
OFG Bancorp	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	71,372 USD	(2,492)
OGE Energy Corp.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	590,234 USD	(1,595)
Oil States International, Inc.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	11,928 USD	290
Old Dominion Freight Line	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	94,922 USD	1,996
Old Line Bancshares, Inc.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	256,698 USD	(11,899)
Old Republic International Corp.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	265,302 USD	(6,589)
Olin Corp.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	105,802 USD	(7,396)
Olympic Steel, Inc.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	330,470 USD	(1,496)
Omega Flex, Inc.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	238,853 USD	(5,733)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2018 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Omega Healthcare Investors, Inc.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	69,865 USD	$1,082
Omnicell Inc.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	177,721 USD	4,905
Omnicom Group	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	116,029 USD	(1,279)
One Gas Inc.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	598,181 USD	5,919
One Liberty Properties, Inc.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	81,233 USD	(3,310)
Oneok, Inc.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	748,686 USD	(13,639)
Onespan, Inc.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	155,513 USD	6,374
Ooma, Inc.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	253,394 USD	(3,017)
Oppenheimer Holdings	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	338,966 USD	39
Opus Bank	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	57,883 USD	(3,193)
Oracle Corp.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	5,692 USD	(21)
Orange Belgium	03/26/19	M	0.05%	Credit Suisse Securities (Europe) Limited	311,593 EUR	(1,066)
Orange Belgium	07/27/20	M	0.63%	JPMorgan Chase Bank, N.A.	743,424 EUR	(2,542)
ORBCOMM, Inc.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	6,077 USD	(72)
Orion Group Holdings, Inc.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	252,841 USD	(7,149)
Oritani Financial Corp.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	165,497 USD	(4,150)
Orrstown Financial Services, Inc.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	13,559 USD	(279)
Orsted A/S	03/25/19	M	0.09%	Credit Suisse Securities (Europe) Limited	1,696,303 DKK	11,621
Orthofix Medical, Inc.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	402,688 USD	26,898
Otter Tail Corp.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	398,441 USD	(2,069)
Ovid Therapeutics, Inc.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	66,652 USD	379
Owens & Minor, Inc.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	2,644,191 USD	(92,727)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2018 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Oxford Immunotec Global PLC	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	108,540 USD	$1,629
Oxford Industries, Inc.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	40,832 USD	209
P.A.M. Transportation Services, Inc.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	25,728 USD	959
Packaging Corporation of America	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	320,658 USD	(13,636)
PacWest Bancorp	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	101,964 USD	(5,283)
Pagegroup PLC	03/26/19	M	1.12%	Credit Suisse Securities (Europe) Limited	97,741 GBP	2,322
Pandora Media, Inc.	09/17/20	M	2.39%	Deutsche Bank AG	339,038 USD	15,304
Panhandle Oil and Gas, Inc.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	107,480 USD	(1,872)
Papeles y Cartones de Europa	09/17/20	M	0.05%	Deutsche Bank AG	3,480,313 EUR	(4,828)
Par Pacific Holdings, Inc.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	168,562 USD	3,206
Paramount Group, Inc.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	47,023 USD	(1,391)
Park Electrochemical Corp.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	280,972 USD	(3,961)
Park Hotels & Resorts, Inc.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	177,089 USD	(25)
Park Ohio Holdings Corp.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	226,781 USD	(2,779)
Partners Holdings Group AG	03/26/19	M	0.33%	Credit Suisse Securities (Europe) Limited	479,434 CHF	918
Pattern Energy Group, Inc.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	351,769 USD	(6,588)
Patterson Cos, Inc.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	2,284,440 USD	(101,446)
Paychex, Inc.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	818,412 USD	(12,607)
PBF Energy, Inc.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	571,010 USD	23,169
PC Connection, Inc.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	623,257 USD	(12,101)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2018 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
PCSB Financial Corp.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	145,083 USD	$(2,316)
PDF Solutions, Inc.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	90,261 USD	(846)
PDL Biopharma, Inc.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	713,197 USD	58,697
Peabody Energy Corp.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	278,433 USD	(42,211)
Peapack Gladstone Financial Corp.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	77,446 USD	(3,495)
PennyMac Mortgage Investment Trust	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	172,942 USD	1,344
Penske Automotive Group, Inc.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	594,260 USD	(29,751)
People’s United Financial, Inc.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	52,228 USD	(1,433)
People’s Utah Bancorp	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	51,405 USD	(3,128)
Peoples Bancorp, Inc.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	290,841 USD	(14,664)
Perficient, Inc.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	414,218 USD	(20,544)
Perkinelmer, Inc.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	264,311 USD	1,527
Perrigo Co. PLC	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	549,336 USD	(18,053)
Perspecta, Inc.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	180,797 USD	1,044
Petroleum Geo-Services	03/25/19	M	1.44%	Credit Suisse Securities (Europe) Limited	746,110 NOK	9,289
Pfizer, Inc.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	1,625,207 USD	1,284
PHI, Inc.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	105,026 USD	1,711
Phibro Animal Health Corp.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	691,244 USD	9,742
Philip Morris International	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	143,316 USD	2,804
Phillips 66	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	388,475 USD	2,437
Photronics, Inc.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	488,167 USD	48
PICO Holdings, Inc.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	177,871 USD	—

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2018 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Pinnacle Entertainment, Inc.	09/17/20	M	2.39%	Deutsche Bank AG	10,029,301 USD	$78,002
Pinnacle Foods, Inc.	09/17/20	M	2.39%	Deutsche Bank AG	25,098,063 USD	(845,708)
Pinnacle West Capital	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	543,418 USD	(401)
Pitney Bowes, Inc.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	149,069 USD	(7,972)
PJT Partners, Inc.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	201,858 USD	(2,771)
Planet Fitness, Inc.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	43,371 USD	(255)
Plantronics, Inc.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	183,893 USD	2,555
Playtech Ltd.	03/26/19	M	1.12%	Credit Suisse Securities (Europe) Limited	5,881,951 GBP	(259,805)
Plexus Corp.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	295,235 USD	(9,472)
Plus 500 Ltd.	03/26/19	M	1.12%	Credit Suisse Securities (Europe) Limited	297,762 GBP	(39,262)
PNM Resources, Inc.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	188,332 USD	239
Pool Corp.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	99,926 USD	35
Popular, Inc.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	119,129 USD	(2,843)
Portland General Electric Co.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	592,629 USD	(1,341)
Post Holdings, Inc.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	37,649 USD	(884)
Potbelly Corp.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	295,065 USD	(3,555)
Powell Industries, Inc.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	260,582 USD	7,053
Power Integrations, Inc.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	111,457 USD	(288)
PPL Corp.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	205,983 USD	505
Preformed Line Products Co.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	136,832 USD	(6,814)
Premier Oil PLC	03/26/19	M	1.12%	Credit Suisse Securities (Europe) Limited	226,603 GBP	31,930
Premier, Inc.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	418,002 USD	18,694

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2018 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Presidio, Inc.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	168,906 USD	$(4,633)
Prestige Brands Holdings, Inc.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	152,674 USD	(3,122)
PriceSmart, Inc.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	63,719 USD	(335)
Primerica, Inc.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	151,809 USD	(1,242)
Primo Water Corp.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	126,641 USD	(2,746)
Progress Software Corp.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	229,435 USD	(34,210)
Progressive Corp.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	333,976 USD	1,120
PROS Holdings, Inc.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	67,199 USD	(2,727)
Providence Service Corp.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	510,569 USD	8,698
Provident Financial Services	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	123,129 USD	(1,925)
Prudential PLC	03/26/19	M	1.12%	Credit Suisse Securities (Europe) Limited	4,008,884 GBP	(158,382)
Prudential PLC	07/27/20	M	1.02%	JPMorgan Chase Bank, N.A.	10,887,000 GBP	(430,122)
Prysmian SpA	10/04/19	M	0.05%	Credit Suisse Securities (Europe) Limited	3,284,684 EUR	(258,735)
Public Service Enterprise Group	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	295,794 USD	7,326
Publicis Groupe	03/26/19	M	0.05%	Credit Suisse Securities (Europe) Limited	695,494 EUR	60
Publicis Groupe	07/27/20	M	0.07%	JPMorgan Chase Bank, N.A.	5,224,987 EUR	(9,413)
Puma SE	03/26/19	M	0.05%	Credit Suisse Securities (Europe) Limited	4,593 EUR	96
Pyxus International, Inc.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	190,075 USD	(15,206)
QAD, Inc.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	585,023 USD	(18,353)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2018 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Qiagen N.V.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	165,031 USD	$1,793
Quad Graphics, Inc.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	510,598 USD	(27,798)
Qualcomm, Inc.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	549,819 USD	(10,099)
Qualys, Inc.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	21,903 USD	283
Quanex Building Products	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	104,118 USD	(1,688)
Quest Diagnostics, Inc.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	1,281,978 USD	3,338
Quidel Corp.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	132,119 USD	762
R1 RCM, Inc.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	344,653 USD	19,725
Radiant Logistics, Inc.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	59,378 USD	5,608
Radnet, Inc.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	330,313 USD	(10,621)
Rambus, Inc.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	386,919 USD	(11,113)
Rapid7, Inc.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	66,102 USD	1,278
Rational AG	03/26/19	M	0.05%	Credit Suisse Securities (Europe) Limited	119,357 EUR	(925)
Raven Industries, Inc.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	143,740 USD	(1,823)
Rayonier Advanced Materials	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	253,333 USD	(28,063)
Rayonier, Inc.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	183,652 USD	545
RCI Hospitality Holdings, Inc.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	197,955 USD	(2,706)
Reading International, Inc.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	127,765 USD	1,906

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2018 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Reckitt Benckiser Group PLC	03/26/19	M	1.12%	Credit Suisse Securities (Europe) Limited	565,801 GBP	$6,361
Red Lion Hotels Corp.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	262,076 USD	(8,126)
Red Rock Resorts, Inc.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	127,756 USD	(5,673)
Regal Beloit Corp.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	511,117 USD	(16,665)
Regis Corp.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	239,609 USD	(4,337)
Reinsurance Group of America	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	81,944 USD	599
Reis, Inc.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	294,092 USD	308
Reliance Steel & Aluminum	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	497,527 USD	(2,333)
Renaissancere Holdings Ltd.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	38,743 USD	262
Renasant Corp.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	290,561 USD	(16,556)
Renault SA	07/27/20	M	0.07%	JPMorgan Chase Bank, N.A.	4,579,800 EUR	(127,483)
Renault SA	03/26/19	M	0.05%	Credit Suisse Securities (Europe) Limited	351,729 EUR	(9,791)
Renewable Energy Group, Inc.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	362,690 USD	20,062
Rentokil Initial PLC	03/26/19	M	1.12%	Credit Suisse Securities (Europe) Limited	62,278 GBP	487
Repligen Corp.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	165,556 USD	658
Repsol SA	03/26/19	M	0.05%	Credit Suisse Securities (Europe) Limited	80,670 EUR	3,893
Republic Bancorp, Inc.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	79,221 USD	(2,833)
Republic Services, Inc.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	26,255 USD	(25)
ResMed, Inc.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	827,309 USD	11,098

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2018 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Resources Connection, Inc.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	552,364 USD	$(16,151)
resTORbio, Inc.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	40,834 USD	272
Resurs Holding AB	03/26/19	M	0.05%	Credit Suisse Securities (Europe) Limited	2,171,428 SEK	(3,980)
Retrophin, Inc.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	55,585 USD	1,818
REX American Resources Corp.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	278,709 USD	2,715
Rexford Industrial Realty, Inc.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	7,200 USD	(9)
Ribbon Communication, Inc.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	260,804 USD	(7,780)
Rightmove PLC	03/26/19	M	1.12%	Credit Suisse Securities (Europe) Limited	81,171 GBP	(392)
Rio Tinto PLC	03/26/19	M	1.12%	Credit Suisse Securities (Europe) Limited	64,422 GBP	(878)
RLI Corp.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	397,631 USD	612
RMR Group, Inc.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	502,998 USD	14,362
Robert Half International, Inc.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	230,731 USD	(1,714)
Roche Holdings AG	03/26/19	M	0.33%	Credit Suisse Securities (Europe) Limited	5,590,926 CHF	62,989
Rocket Internet SE	03/26/19	M	0.05%	Credit Suisse Securities (Europe) Limited	365,292 EUR	613
Rockwell Collins, Inc.	09/17/20	M	2.39%	Deutsche Bank AG	24,847,636 USD	(264,262)
Rockwool International	03/25/19	M	0.09%	Credit Suisse Securities (Europe) Limited	4,102,068 DKK	(10,559)
Rocky Brands, Inc.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	254,786 USD	1,358
Rosetta Stone, Inc.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	361,980 USD	36,238
Royal Bank of Scotland Group	03/26/19	M	1.12%	Credit Suisse Securities (Europe) Limited	6,284,359 GBP	(368,281)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2018 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Royal Bank of Scotland Group	09/02/20	M	1.02%	JPMorgan Chase Bank, N.A.	1,370,500 GBP	$(59,305)
Royal Dutch Shell PLC	03/26/19	M	0.05%	Credit Suisse Securities (Europe) Limited	7,856,420 EUR	306,022
Royal Gold, Inc.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	57,291 USD	889
Royal Unibrew	03/25/19	M	0.09%	Credit Suisse Securities (Europe) Limited	4,042,619 DKK	(13,507)
RR Donnelley & Sons Co.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	259,372 USD	(22,382)
RSA Insurance Group PLC	07/27/20	M	1.02%	JPMorgan Chase Bank, N.A.	3,150,000 GBP	(358,435)
RSA Insurance Group PLC	03/26/19	M	1.12%	Credit Suisse Securities (Europe) Limited	4,508,941 GBP	(513,068)
Rudolph Technologies, Inc.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	124,493 USD	(507)
Rush Enterprises, Inc.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	73,984 USD	(5,732)
Ruth’s Hospitality Group, Inc.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	349,966 USD	9,105
RWE AG	03/26/19	M	0.05%	Credit Suisse Securities (Europe) Limited	3,368,604 EUR	(16,495)
Ryder System, Inc.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	697,509 USD	(7,582)
Ryman Hospitality Properties	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	358,825 USD	(5,011)
S&P Global, Inc.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	370,514 USD	(15,686)
S&T AG	03/26/19	M	0.05%	Credit Suisse Securities (Europe) Limited	375,102 EUR	(6)
S&T Bancorp, Inc.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	358,449 USD	(17,683)
Sabra Health Care REIT, Inc.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	105,601 USD	1,121
Sabre Corp.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	513,132 USD	4,687
Safe Bulkers, Inc.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	143,217 USD	7,318

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2018 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Safety Insurance Group, Inc.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	346,161 USD	$(5,771)
Safran SA	07/27/20	M	0.07%	JPMorgan Chase Bank, N.A.	9,483,680 EUR	50,404
Safran SA	03/26/19	M	0.05%	Credit Suisse Securities (Europe) Limited	1,656,438 EUR	8,605
SAIA, Inc.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	124,444 USD	(824)
SAIPEM SPA	10/04/19	M	0.05%	Credit Suisse Securities (Europe) Limited	40,491 EUR	4,350
Salmar ASA	03/25/19	M	1.44%	Credit Suisse Securities (Europe) Limited	4,087,106 NOK	2,405
SandRidge Energy, Inc.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	146,209 USD	(1,464)
Sandy Spring Bancorp, Inc.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	139,949 USD	(2,757)
Sanmina Corp.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	24,449 USD	(161)
Sanofi	03/26/19	M	0.05%	Credit Suisse Securities (Europe) Limited	2,582,393 EUR	82,906
Sanofi	07/27/20	M	0.07%	JPMorgan Chase Bank, N.A.	3,725,000 EUR	119,588
Sanofi Aventis	07/27/20	M	0.55%	Morgan Stanley Capital Services LLC	9,051,154 EUR	295,736
SAP SE	03/26/19	M	0.05%	Credit Suisse Securities (Europe) Limited	1,312,389 EUR	27,811
SAP SE	07/27/20	M	0.07%	JPMorgan Chase Bank, N.A.	9,589,380 EUR	203,210
Sartorius AG	03/26/19	M	0.05%	Credit Suisse Securities (Europe) Limited	464,785 EUR	(7,408)
Sartorius Stedim Biotech	03/26/19	M	0.05%	Credit Suisse Securities (Europe) Limited	277,294 EUR	13,478
SBA Communications Corp.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	26,059 USD	124
SCANA Corp.	09/17/20	M	2.39%	Deutsche Bank AG	10,542,954 USD	1,218,821
ScanSource, Inc.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	516,045 USD	(4,487)
Schibsted ASA	03/25/19	M	1.44%	Credit Suisse Securities (Europe) Limited	1,022,346 NOK	(3,206)
Schlumberger Ltd.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	444,992 USD	(6,551)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2018 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Schneider National, Inc.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	251,101 USD	$(5,698)
Schnitzer Steel Industries, Inc.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	497,412 USD	(5,265)
Scholastic Corp.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	812,101 USD	59,554
Schweitzer Mauduit International, Inc.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	1,050,975 USD	(81,387)
Science Applications International Corp.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	334,507 USD	4,496
Scorpio Bulkers, Inc.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	356,238 USD	23,575
Scout24 AG	03/26/19	M	0.05%	Credit Suisse Securities (Europe) Limited	349,475 EUR	(10,914)
Seacoast Banking Corp.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	94,088 USD	(5,320)
Seacor Holdings, Inc.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	337,001 USD	469
SeaCor Marine Holdings, Inc.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	156,187 USD	9,442
Sealed Air Corp.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	290,882 USD	(9,912)
SeaSpine Holdings Corp.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	173,493 USD	(3,282)
Secureworks Corp.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	195,821 USD	23,724
Securitas AB	03/26/19	M	0.05%	Credit Suisse Securities (Europe) Limited	1,013,733 SEK	666
Segro PLC	03/26/19	M	1.12%	Credit Suisse Securities (Europe) Limited	339,178 GBP	(2,913)
Select Income REIT	09/17/20	M	2.39%	Deutsche Bank AG	5,381,016 USD	95,362
Select Medical Holdings Corp.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	230,718 USD	4,747

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2018 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Selective Insurance Group	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	139,707 USD	$(7)
Semgroup Corp.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	676,455 USD	5,750
Seneca Foods Corp.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	92,891 USD	4,805
Senior Housing Property Trust	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	35,024 USD	500
ServiceSource International	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	78,027 USD	(1,080)
ServisFirst Banchares, Inc.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	104,558 USD	(3,982)
Shenandoah Telecommunications Co.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	77,520 USD	1,530
Shiloh Industries, Inc.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	94,366 USD	(4,804)
Ship Finance Internatiional Ltd.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	1,029,056 USD	7,258
Shire PLC	03/26/19	M	1.12%	Credit Suisse Securities (Europe) Limited	7,466,803 GBP	117,345
Shire PLC	07/27/20	M	1.02%	JPMorgan Chase Bank, N.A.	1,421,507 GBP	22,101
Shire PLC ADR	09/17/20	M	2.39%	Deutsche Bank AG	17,288,054 USD	280,090
Shoe Carnival, Inc.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	147,529 USD	(1,499)
Shore Bancshares, Inc.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	52,546 USD	(1,545)
Shutterstock, Inc.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	65,441 USD	2,293
Siegfried Holding AG REG	03/26/19	M	0.33%	Credit Suisse Securities (Europe) Limited	524,629 CHF	(1,042)
Sierra Bancorp	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	67,956 USD	(2,295)
Silgan Holdings, Inc.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	520,455 USD	(14,912)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2018 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
SilverBow Resources, Inc.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	127,515 USD	$(7,287)
Simcorp A/S	03/25/19	M	0.09%	Credit Suisse Securities (Europe) Limited	2,091,282 DKK	(1,671)
Simmons First National Corp.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	17,590 USD	(1,274)
Simon Property Group, Inc.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	137,847 USD	(158)
Simpson Manufacturing Co., Inc.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	234,273 USD	(2,908)
Simulations Plus, Inc.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	230,229 USD	1,728
Sirius XM Holdings, Inc.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	148,255 USD	(14,018)
Six Flags Entertainment Corp.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	655,080 USD	8,280
SIXT SE	03/26/19	M	0.05%	Credit Suisse Securities (Europe) Limited	453,319 EUR	781
Sky PLC	09/17/20	M	1.07%	Deutsche Bank AG	7,902,588 GBP	935,794
Sky PLC	07/27/20	M	1.02%	JPMorgan Chase Bank, N.A.	115,214 GBP	13,643
Skywest, Inc.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	324,318 USD	(427)
Smith & Nephew PLC	03/26/19	M	1.12%	Credit Suisse Securities (Europe) Limited	14,986 GBP	77
Smith & Nephew PLC	07/27/20	M	1.02%	JPMorgan Chase Bank, N.A.	5,043,004 GBP	25,934
Smith (A.O.) Corp.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	6,114 USD	(137)
Smurfit Kappa Group PLC	03/26/19	M	1.12%	Credit Suisse Securities (Europe) Limited	178,315 GBP	(8,334)
Sonic Automotive, Inc.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	325,231 USD	(19,056)
Sonoco Products Co.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	939,597 USD	(19,740)
Sothern Co.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	343,030 USD	(2,383)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2018 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
South Jersey Industries	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	349,775 USD	$(7,092)
Southern First Bancshares	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	130,398 USD	(6,014)
Southern National Bancorp of Virginia, Inc.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	121,262 USD	(4,331)
Southside Bancshares, Inc.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	154,492 USD	(8,158)
Southwest Gas Holdings, Inc.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	267,490 USD	(606)
SP Plus Corp.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	95,975 USD	(6,951)
Spartannash Co.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	347,178 USD	(10,230)
Speedway Motorsports, Inc.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	92,784 USD	625
Spie SA	03/26/19	M	0.05%	Credit Suisse Securities (Europe) Limited	3,830,797 EUR	(25,799)
Spie SA	07/27/20	M	0.07%	JPMorgan Chase Bank, N.A.	2,104,418 EUR	(14,172)
Spirax Sarco Engineering PLC	03/26/19	M	1.12%	Credit Suisse Securities (Europe) Limited	195,352 GBP	6,941
Spire, Inc.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	636,433 USD	(8,537)
Spirit Realty Capital, Inc.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	7,319 USD	234
Spok Holdings, Inc.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	283,273 USD	15,425
Sprint Corp.	09/17/20	M	2.39%	Deutsche Bank AG	17,007,630 USD	399,240
SPS Commerce, Inc.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	128,810 USD	3,973
Staar Surgical Co.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	50,471 USD	1,129
Stag Industrial, Inc.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	32,494 USD	(512)
Standard Chartered PLC	03/26/19	M	1.12%	Credit Suisse Securities (Europe) Limited	2,358,890 GBP	(55,505)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2018 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Standard Chartered PLC	07/27/20	M	1.02%	JPMorgan Chase Bank, N.A.	907,340 GBP	$(21,350)
Standard Life Aberdeen PLC	03/26/19	M	1.12%	Credit Suisse Securities (Europe) Limited	2,325,421 GBP	(164,013)
Standard Motor Products, Inc.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	381,962 USD	(18,965)
Standex International Corp.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	120,216 USD	(7,209)
State Auto Financial Corp.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	80,019 USD	(2,142)
State Bank Financial Corp.	09/17/20	M	2.39%	Deutsche Bank AG	1,079,687 USD	(42,280)
State Bank Financial Corp.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	175,205 USD	(6,861)
Steelcase, Inc.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	625,621 USD	(18,063)
Steris PLC	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	1,105,962 USD	4,405
Stewart Information Services	09/17/20	M	2.39%	Deutsche Bank AG	1,902,793 USD	(12,599)
Stock Yards BanCorp. Inc.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	105,023 USD	(2,403)
Stora Enso Oyj	03/25/19	M	0.05%	Credit Suisse Securities (Europe) Limited	142,692 EUR	1,471
Store Capital Corp.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	71,085 USD	(526)
Stratasys Ltd.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	184,674 USD	(72)
Straumann Holding AG REG	03/26/19	M	0.33%	Credit Suisse Securities (Europe) Limited	125,607 CHF	602
Stryker Corp.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	481,364 USD	8,322
Sturm Ruger & Co., Inc.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	340,918 USD	6,542

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2018 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Sun Communities, Inc.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	147,930 USD	$521
Suncoke Energy, Inc.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	105,630 USD	182
Sunrun, Inc.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	4,475 USD	140
Sunstone Hotel Investors, Inc.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	13,406 USD	(138)
Superior Industires International	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	603,651 USD	(36,585)
SuperValu, Inc.	09/17/20	M	2.39%	Deutsche Bank AG	8,455,208 USD	(7,865)
Surface Oncology, Inc.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	25,089 USD	(2,235)
Surgery Partners, Inc.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	593,283 USD	40,696
Surmodics, Inc.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	512,753 USD	12,932
Sutherland Asset Management	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	80,850 USD	(1,196)
Svenska Cellulosa AB	03/26/19	M	0.05%	Credit Suisse Securities (Europe) Limited	4,271,052 SEK	(1,367)
Swedish Match AB	03/26/19	M	0.05%	Credit Suisse Securities (Europe) Limited	5,755,192 SEK	(3,828)
Swedish Orphan Biovitrum AB	03/26/19	M	0.05%	Credit Suisse Securities (Europe) Limited	4,202,496 SEK	4,463
Sykes Enterprises, Inc.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	632,293 USD	(5,754)
Symrise AG	03/26/19	M	0.05%	Credit Suisse Securities (Europe) Limited	287,722 EUR	4,048
Syneos Health, Inc.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	108,705 USD	5,272
Synopsys, Inc.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	21,838 USD	54
Syntel, Inc.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	106,285 USD	99
Syntel, Inc.	09/17/20	M	2.39%	Deutsche Bank AG	1,951,364 USD	1,907

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2018 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Sysco Corp.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	256,476 USD	$192
Systemax, Inc.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	106,786 USD	(4,606)
T. Rowe Price Group, Inc.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	64,993 USD	(140)
Tactile Systems Technology, Inc.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	133,572 USD	14,923
TAG Immobilien AG	03/26/19	M	0.05%	Credit Suisse Securities (Europe) Limited	517,373 EUR	(588)
Tailored Brands, Inc.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	75,610 USD	(670)
Talos Energy, Inc.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	31,158 USD	1,203
Targa Resources Corp.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	625,825 USD	10,816
Taubman Centers, Inc.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	173,719 USD	87
Taylor Morrison Home Corp.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	173,587 USD	(10,343)
TCF Financial Corp.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	179,803 USD	(8,537)
Team, Inc.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	173,426 USD	2,524
Tecan Group AG REG	03/26/19	M	0.33%	Credit Suisse Securities (Europe) Limited	252,840 CHF	8,071
Tech Data Corp.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	288,283 USD	(7,586)
TechTarget	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	195,120 USD	(5,659)
Teekay Corp.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	483,035 USD	21,751
Tegna, Inc.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	139,439 USD	1,294
Tejon Ranch Co.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	52,657 USD	(75)
Teledyne Technologies, Inc.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	22,662 USD	279
Teleflex, Inc.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	236,631 USD	(3,004)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2018 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Teleperformance	03/26/19	M	0.05%	Credit Suisse Securities (Europe) Limited	414,285 EUR	$7,463
Telephone and Data Systems, Inc.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	476,929 USD	(486)
Temenos Group AG REG	03/26/19	M	0.33%	Credit Suisse Securities (Europe) Limited	354,201 CHF	(2,414)
Terreno Realty Corp.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	17,555 USD	51
Territorial BanCorp. Inc.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	47,627 USD	(110)
Tesco PLC	03/26/19	M	1.12%	Credit Suisse Securities (Europe) Limited	233,041 GBP	3,584
Tetra Tech, Inc.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	83,145 USD	(843)
Tetra Technologies, Inc.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	85,012 USD	2,324
Tetraphase Pharmaceuticals, Inc.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	75,823 USD	(2,048)
Texas Instruements, Inc.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	114,021 USD	28
Texas Roadhouse, Inc.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	277,480 USD	(1,567)
Textainer Group Holdings Ltd.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	37,991 USD	(2,343)
TFS Financial Corp.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	260,700 USD	(9,538)
TGS Nopec Geophysical Co. ASA	03/25/19	M	1.44%	Credit Suisse Securities (Europe) Limited	3,694,929 NOK	26,109
Thales SA	03/26/19	M	0.05%	Credit Suisse Securities (Europe) Limited	3,012,649 EUR	19,859
Thermon Group Holdings, Inc.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	251,868 USD	(3,659)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2018 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Thule Group PLC	03/26/19	M	0.05%	Credit Suisse Securities (Europe) Limited	2,143,434 SEK	$2,263
Tidewater, Inc.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	96,731 USD	207
Tier REIT, Inc.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	91,748 USD	3,109
Tile Shop Holdings, Inc.	07/23/20	M	2.48%	Morgan Stanley Capital Services LLC	28,981 USD	(130)
Timken Co.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	24,279 USD	(1,049)
Tivo Corp.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	1,604,318 USD	(110,467)
TJX Companies, Inc.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	28,892 USD	9
TLG ImmobilienAG	03/26/19	M	0.05%	Credit Suisse Securities (Europe) Limited	115,839 EUR	601
Toll Brothers, Inc.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	812 USD	(20)
Tompkins Financial Corp.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	18,385 USD	(1,172)
Tootsie Roll Industries	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	435,830 USD	4,529
Topdanmark A/S	03/25/19	M	0.09%	Credit Suisse Securities (Europe) Limited	839,714 DKK	4,613
Torchmark Corp.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	187,974 USD	143
Total SA	07/27/20	M	0.07%	JPMorgan Chase Bank, N.A.	5,648,332 EUR	112,286
Total SA	03/26/19	M	0.05%	Credit Suisse Securities (Europe) Limited	1,847,605 EUR	36,730
Total System Services, Inc.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	131,119 USD	403
Tower International, Inc.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	422,803 USD	(21,869)
Towne Bank	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	109,419 USD	(4,097)
TPG Real Estate Finance Trust, Inc.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	45,053 USD	372

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2018 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Transdigm Group, Inc.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	24,776 USD	$168
Traveler’s Co.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	110,089 USD	164
Travelport Worldwide Ltd.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	441,930 USD	1,616
Trecora Resources	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	82,106 USD	(1,914)
Tredegar Corp.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	539,167 USD	(37,104)
Tri Pointe Group, Inc.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	65,905 USD	(4,264)
TriMas Corp.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	100,108 USD	(3,649)
Trinity Industries, Inc.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	245,036 USD	(3,432)
Trinseo SA	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	2,209 USD	62
Triple-S Management Corp.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	964,736 USD	(99,309)
TriState Capital Holdings, Inc.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	28,135 USD	(839)
Triton International Ltd.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	653,198 USD	(77,295)
Triumph Bancorp, Inc.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	54,312 USD	(4,499)
TrueBlue, Inc.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	127,355 USD	5,370
Trustmark Corp.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	264,171 USD	(9,541)
TTEC Holdings, Inc.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	500,194 USD	(14,077)
TTM Technologies	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	212,496 USD	(17,058)
TUI AG	03/26/19	M	1.12%	Credit Suisse Securities (Europe) Limited	114,874 GBP	5,152
Tupperware Brands Corp.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	367,409 USD	(8,691)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2018 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Turning Point Brands, Inc.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	159,099 USD	$(2,463)
Tutor Perini Corp.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	91,354 USD	(4,855)
Twenty First Century Fox	01/27/20	M	2.52%	Credit Suisse Securities (Europe) Limited	13,719,827 USD	586,873
Tyler Technologies, Inc.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	126,597 USD	(146)
Tyson Foods, Inc.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	29,718 USD	(786)
U.S. Physical Therapy, Inc.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	1,086,397 USD	15,159
Ubisoft Entertainment	03/26/19	M	0.05%	Credit Suisse Securities (Europe) Limited	391,832 EUR	5,282
UBS Group AG REG	03/26/19	M	0.33%	Credit Suisse Securities (Europe) Limited	2,254,964 CHF	(50,738)
UBS Group AG REG	07/27/20	M	0.48%	JPMorgan Chase Bank, N.A.	287,931 CHF	(6,479)
UCB SA	03/26/19	M	0.05%	Credit Suisse Securities (Europe) Limited	259,690 EUR	(1,813)
UGI Corp.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	692,132 USD	13,352
Umicore NV	03/26/19	M	0.05%	Credit Suisse Securities (Europe) Limited	281,897 EUR	(11,808)
Umpqua Holdings Corp.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	36,169 USD	(1,308)
Unicredit SpA	10/04/19	M	0.05%	Credit Suisse Securities (Europe) Limited	16,702,452 EUR	(1,451,508)
Unifi, Inc.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	158,230 USD	(1,395)
UniFirst Corp.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	39,536 USD	(291)
Union Bankshares Corp.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	115,307 USD	(4,418)
Union Pacific Corp.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	468,033 USD	(4,293)
Uniper SE	03/26/19	M	0.05%	Credit Suisse Securities (Europe) Limited	201,692 EUR	1,257
Unisys Corp.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	104,192 USD	(437)
Unit Corp.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	45,687 USD	(473)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2018 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Unite Group PLC	03/26/19	M	1.12%	Credit Suisse Securities (Europe) Limited	363,851 GBP	$(2,837)
United Bankshares, Inc.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	39,075 USD	(1,744)
United Community Banks	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	116,452 USD	(5,339)
United Community Financial	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	33,908 USD	(1,184)
United Financial Bancorp, Inc.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	178,218 USD	(5,441)
United Fire Group, Inc.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	65,189 USD	(1,066)
United Insurance Holdings Co.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	261,151 USD	12,087
United Natural Foods, Inc.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	36,595 USD	(1,224)
United Parcel Service	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	369,431 USD	(2,369)
United Therapeutics Corp.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	105,457 USD	3,369
UnitedHealth Group, Inc.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	893,775 USD	(147)
Uniti Group, Inc.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	156,987 USD	(2,033)
Unitil Corp.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	384,147 USD	(1,939)
Unity Bancorp, Inc.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	8,936 USD	(96)
Universal Corp.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	553,064 USD	(18,504)
Universal Forest Products	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	318,066 USD	646
Universal Health Services, Inc.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	531,116 USD	5,045

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2018 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Universal Insurance Holdings, Inc.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	407,358 USD	$7,259
Universal Logistics Holdings	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	556,522 USD	9,940
Upland Sofware, Inc.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	51,357 USD	(501)
UPM Kymmene Oyj	03/25/19	M	0.05%	Credit Suisse Securities (Europe) Limited	111,672 EUR	44
Urstadt Biddle Properties, Inc.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	124,680 USD	2,145
US Cellular Corp.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	297,476 USD	2,684
US Ecology, Inc.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	140,169 USD	(4,911)
USA Truck, Inc.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	34,665 USD	(1,366)
USG Corp.	09/17/20	M	2.39%	Deutsche Bank AG	16,944,648 USD	(15,635)
Utah Medical Products, Inc.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	314,602 USD	(3,554)
Vail Resorts, Inc.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	289,744 USD	(9,561)
Valeo SA	03/26/19	M	0.05%	Credit Suisse Securities (Europe) Limited	646,355 EUR	(65,057)
Valero Energy Corp.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	422,249 USD	3,404
Valhi, Inc.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	85,258 USD	(17,052)
Vanda Pharmaceuticals, Inc.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	10,331 USD	1,465
Varex Imaging Corp.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	209,685 USD	(8,434)
Varian Medical Systems, Inc.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	41,035 USD	44
Vector Group Ltd.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	827,934 USD	(29,548)
Vectren Corp.	09/17/20	M	2.39%	Deutsche Bank AG	16,690,468 USD	(13,996)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2018 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Veeco Instruments, Inc.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	181,095 USD	$(6,036)
Veeva Systems, Inc.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	14,507 USD	626
Veracyte, Inc.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	63,059 USD	(3,018)
Verbund AG	10/25/18	M	0.05%	Credit Suisse Securities (Europe) Limited	517,001 EUR	41,240
Verint Systems, Inc.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	103,189 USD	3,624
Verisk Analytics, Inc.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	133,716 USD	(26)
Veritex Holdings, Inc.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	93,277 USD	(4,343)
Veritiv Corp.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	11,220 USD	(81)
Verizon Communications, Inc.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	560,256 USD	(9,539)
Verso Corp.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	376,895 USD	60,579
Versum Materials, Inc.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	12,137 USD	35
Viacom, Inc.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	60,532 USD	2,599
Viad Corp.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	164,310 USD	(1,194)
Victrex PLC	03/26/19	M	1.12%	Credit Suisse Securities (Europe) Limited	490,340 GBP	(10,136)
Vifor Pharma AG	03/26/19	M	0.33%	Credit Suisse Securities (Europe) Limited	548,154 CHF	591
Village Super Market, Inc.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	111,906 USD	(4,956)
Virgin Money Holdings	03/26/19	M	1.12%	Credit Suisse Securities (Europe) Limited	336,967 GBP	(10,960)
Virgin Money Holdings	09/17/20	M	1.07%	Deutsche Bank AG	180,405 GBP	(5,973)
Virtusa Corp.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	93,038 USD	310
Viscofan SA	03/26/19	M	0.05%	Credit Suisse Securities (Europe) Limited	102,273 EUR	908

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2018 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Vishay Intertechnology, Inc.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	385,839 USD	$(20,638)
Vishay Precision Group	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	218,130 USD	585
Vista Outdoor, Inc.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	75,546 USD	254
Vivendi	07/27/20	M	0.07%	JPMorgan Chase Bank, N.A.	11,863,196 EUR	65,604
Vivendi	03/26/19	M	0.05%	Credit Suisse Securities (Europe) Limited	2,378,616 EUR	8,729
Vocera Communcations, Inc.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	144,959 USD	4,287
Vodafone Group PLC	07/27/20	M	1.02%	JPMorgan Chase Bank, N.A.	4,273,500 GBP	(209,847)
Vodafone Group PLC	03/26/19	M	1.12%	Credit Suisse Securities (Europe) Limited	5,094,446 GBP	(250,159)
Vodafone Group PLC	01/27/20	M	2.52%	Credit Suisse Securities (Europe) Limited	42,769 USD	(2,081)
Vonage Holdings Corp.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	146,840 USD	6,159
Vontobel Holding AG	03/26/19	M	0.33%	Credit Suisse Securities (Europe) Limited	87,446 CHF	(3,520)
VSE Corp.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	157,118 USD	(2,766)
Washington Federal, Inc.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	98,968 USD	(3,864)
Washington Trust BanCorp.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	108,194 USD	(4,230)
Waterstone Financial, Inc.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	62,983 USD	369
WatsCo, Inc.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	149,044 USD	738
Watts Water Technologies	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	110,204 USD	1,929
WD 40 Co.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	148,505 USD	(671)
WEC Energy Group, Inc.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	339,847 USD	4,969

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2018 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Weis Markets, Inc.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	554,068 USD	$(18,339)
WellCare Health Plans, Inc.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	156,554 USD	8,498
Wendy’s Co.	07/23/20	M	2.48%	Morgan Stanley Capital Services LLC	3,082 USD	(14)
Werner Enterprises, Inc.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	115,842 USD	(813)
WesbanCo, Inc.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	266,724 USD	(8,962)
Wesco International, Inc.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	10,908 USD	30
West Pharmaceutical Services	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	382,993 USD	4,580
Westamerica BanCorporation	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	183,695 USD	(5,681)
Western Asset Mortgage Capital	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	91,559 USD	(6,058)
Western Digital Corp.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	353,013 USD	(9,735)
Western Union Co.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	831,573 USD	1,139
WestRock Co.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	760,728 USD	(35,280)
Weyco Group, Inc.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	96,445 USD	(404)
Whirlpool Corp.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	57,757 USD	(282)
White Mountains Insureance Group	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	117,312 USD	(328)
William Demant Holding	03/25/19	M	0.09%	Credit Suisse Securities (Europe) Limited	3,005,321 DKK	(19,377)
William Lyon Homes	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	264,951 USD	(22,947)
William’s Sonoma, Inc.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	30,809 USD	79

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2018 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Willis Lease Finance Corp.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	69,160 USD	$(968)
Willis Towers Watcon PLC	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	139,897 USD	(85)
Wingstop, Inc.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	198,672 USD	3,135
Wirecard AG	03/26/19	M	0.05%	Credit Suisse Securities (Europe) Limited	625,967 EUR	32,343
Wolters Kluwer	03/26/19	M	0.05%	Credit Suisse Securities (Europe) Limited	376,522 EUR	12,640
Workiva, Inc.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	163,529 USD	12,957
World Wrestling Entertainment, Inc.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	99,613 USD	5,629
Worldline SA	03/26/19	M	0.05%	Credit Suisse Securities (Europe) Limited	156,065 EUR	8,719
Worthington Industries	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	226,875 USD	(2,443)
WP Carey, Inc.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	347,209 USD	(1,093)
WR Berkley Corp.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	316,284 USD	2,397
Xcel Energy, Inc.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	410,776 USD	(1,324)
Xcerra Corp.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	481,123 USD	26,690
Xencor, Inc.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	87,281 USD	(7,977)
Xenia Hotels & Resorts, Inc.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	86,615 USD	(110)
Xerox Corp.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	1,020,549 USD	(31,678)
Xilinx, Inc.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	53,798 USD	317
XO Group, Inc.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	109,418 USD	25,951
Xperi Corp.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	1,012,783 USD	(47,875)
Yum! Brands, Inc.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	471,274 USD	3,276

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2018 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Zimmer Biomet Holdings, Inc.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	575,628 USD	$605
Zix Corp.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	148,938 USD	1,628
Zoetis, Inc.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	160,643 USD	2,517
Zynga, Inc.	07/23/20	M	2.23%	Morgan Stanley Capital Services LLC	18,542 USD	426

Total Buys						$(8,690,633)

Sells
Ringcentral, Inc.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	158,733 USD	(3,826)
1-800 FLOWERS.COM, Inc.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	19,755 USD	(199)
2U, Inc.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	455,221 USD	6,336
3D Systems Corp.	07/23/20	M	0.10%	Morgan Stanley Capital Services LLC	496,038 USD	(1,316)
3M Co.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	363,086 USD	5,722
8X8, Inc.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	113,283 USD	233
Aaron’s, Inc.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	57,611 USD	1,027
ABIOMED, Inc.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	128,751 USD	(1,227)
ABN AMRO Group NV	03/26/19	M	0.40%	Credit Suisse Securities (Europe) Limited	1,575,716 EUR	39,688
Acacia Communications, Inc.	07/23/20	M	1.20%	Morgan Stanley Capital Services LLC	530,488 USD	(19,775)
Acadia Pharmaceuticals, Inc.	07/23/20	M	1.20%	Morgan Stanley Capital Services LLC	715,968 USD	(20,804)
Acadia Realty Trust	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	142,442 USD	2,152
Acceleron Pharma, Inc.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	348,681 USD	(2,825)
Aclaris Therapeutics, Inc.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	16,171 USD	693
Activision Blizzard, Inc.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	323,625 USD	(11,548)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2018 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Actuant Corp.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	154,215 USD	$9,833
Acuity Brands, Inc.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	606,133 USD	27,637
Acxiom Corp.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	53,242 USD	1,016
Adamas Pharmaceuticals, Inc.	07/23/20	M	0.65%	Morgan Stanley Capital Services LLC	335,034 USD	(14,855)
Adesto Technologies Corp.	07/23/20	M	0.80%	Morgan Stanley Capital Services LLC	190,247 USD	12,770
ADMA Biologics, Inc.	07/23/20	M	0.10%	Morgan Stanley Capital Services LLC	248,192 USD	(1,934)
Adobe Systems, Inc.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	307,893 USD	(4,169)
Adobe Systems, Inc.	01/27/20	M	1.92%	Credit Suisse Securities (Europe) Limited	865,079 USD	(27,106)
Adtalem Global Education, Inc.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	73,327 USD	(2,202)
Aduro Biotech, Inc.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	105,685 USD	(19,603)
Advance Auto Parts, Inc.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	264,788 USD	173
Advanced Energy Industries	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	323,595 USD	11,423
Advanced Micro Devices	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	565,494 USD	3,018
Advansix, Inc.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	363,911 USD	8,386
Aecom	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	50,043 USD	40
Aeglea BioTherapeutics, Inc.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	113,611 USD	(5,085)
Aegon N.V.	07/27/20	M	0.67%	JPMorgan Chase Bank, N.A.	5,778,240 EUR	(38,640)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2018 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Aegon N.V.	03/26/19	M	0.40%	Credit Suisse Securities (Europe) Limited	4,797,475 EUR	$(28,627)
Aerie Pharmaceuticals, Inc.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	280,454 USD	(14,863)
Aerohive Networks, Inc.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	147,000 USD	(2,172)
Aerojet Rocketdyne Holdings	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	683,485 USD	(1,549)
Aerovironment, Inc.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	423,507 USD	(19,116)
Affiliated Managers Group	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	350,648 USD	24,161
AGCO Corp.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	231,427 USD	(1,763)
Ageas	03/26/19	M	0.40%	Credit Suisse Securities (Europe) Limited	6,140,406 EUR	(26,157)
Agios Pharmaceuticals, Inc.	07/23/20	M	1.40%	Morgan Stanley Capital Services LLC	301,026 USD	(13,007)
Aimmune Therapeutics, Inc.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	294,956 USD	(486)
Air Liquide SA	03/26/19	M	0.90%	Credit Suisse Securities (Europe) Limited	872,363 EUR	(27,548)
Air Liquide SA	07/27/20	M	0.67%	JPMorgan Chase Bank, N.A.	233,174 EUR	(7,363)
Air Products & Chemicals, Inc.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	131,782 USD	1,483
Air Transport Services Group	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	114,720 USD	2,991
Airbus SE	03/26/19	M	0.40%	Credit Suisse Securities (Europe) Limited	107,261 EUR	(188)
AK Steel Holding Corp.	07/23/20	M	1.05%	Morgan Stanley Capital Services LLC	792,447 USD	(26,749)
Akamai Technologies, Inc.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	150,532 USD	429

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2018 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Akorn, Inc.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	359,016 USD	$6,518
Alamo Group, Inc.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	47,127 USD	1,689
Alarm.com Holdings, Inc.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	280,030 USD	(3,526)
Alaska Air Group, Inc.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	178,898 USD	(69)
Albemarle Corp.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	644,751 USD	30,007
Alcoa Corp.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	533,145 USD	38,851
Alder Biopharmaceuticals, Inc.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	137,693 USD	(3,698)
Aldeyra Therapeutics, Inc.	07/23/20	M	0.25%	Morgan Stanley Capital Services LLC	103,704 USD	(53,561)
Alexander & Baldwin, Inc.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	208,480 USD	2,092
Alexion Pharmaceuticals, Inc.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	320,107 USD	(36,315)
Alibaba	01/27/20	M	1.92%	Credit Suisse Securities (Europe) Limited	145,301,450 USD	(114,737)
Align Technology, Inc.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	146,117 USD	(2,938)
Alkermes PLC	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	345,302 USD	(6,229)
Allegheny Technologies, Inc.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	315,433 USD	(8,494)
Allegiant Travel Co.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	29,247 USD	463
Allegion PLC	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	126,098 USD	(700)
Alliance Data Systems Corp.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	4,498 USD	11
Alliance Data Systems Corp.	09/23/20	M	1.93%	Goldman Sachs International	905,729 USD	45,634

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2018 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Allianz SE REG	03/26/19	M	0.40%	Credit Suisse Securities (Europe) Limited	2,473,718 EUR	$15,593
Allison Transmission Holding	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	122,166 USD	2,855
Ally Financial, Inc.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	20,338 USD	78
Alnylam Pharmaceuticals, Inc.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	543,117 USD	39,090
Alphabet, Inc.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	565,598 USD	(13,801)
Alta Mesa Resources, Inc.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	42,913 USD	2,513
Altair Engineering, Inc.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	228,088 USD	(13,146)
Alteryx, Inc.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	237,639 USD	6,453
Amazon.Com, Inc.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	909,074 USD	(36,342)
AMBAC Financial Group, Inc.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	95,258 USD	4,021
Ambarella, Inc.	07/23/20	M	0.55%	Morgan Stanley Capital Services LLC	378,374 USD	(1,967)
AMC Networks, Inc.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	268,379 USD	(4,809)
Amcor Limited	09/17/19	M	1.35%	Deutsche Bank AG	7,181,964 AUD	(7,601)
American Airlines Group, Inc.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	417,601 USD	21,742
American Assets Trust, Inc.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	30,360 USD	193
American Axle & Manufact. Holdings, Inc.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	67,775 USD	928
American Campus Communities	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	51,546 USD	1,042
American Equity Investment Life Holdings	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	26,776 USD	1,034

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2018 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
American Express Co.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	52,561 USD	$594
American Outdoor Brands Corp.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	412,482 USD	5,115
American Public Education	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	117,778 USD	(7,184)
American States Water Co.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	61,520 USD	(1,883)
American Tower Corp.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	17,374 USD	(62)
American Water Works Co., Inc.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	186,948 USD	(253)
American Woodmark Corp.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	629,472 USD	34,507
Ameris Bancorp	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	125,893 USD	1,864
Amicus Therapeutics, Inc.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	362,149 USD	3,559
Amneal Pharmaceuticals, Inc.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	173,460 USD	9,077
Anadarko Petroleum Corp.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	188,295 USD	(6,385)
Analog Devices, Inc.	01/27/20	M	1.92%	Credit Suisse Securities (Europe) Limited	954,778 USD	11,131
Anaptysbio, Inc.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	406,229 USD	(22,782)
Anglo American PLC	03/26/19	M	0.72%	Credit Suisse Securities (Europe) Limited	12,037,075 GBP	336,807
Anheuser Busch Inbev SA NV	03/26/19	M	0.95%	Credit Suisse Securities (Europe) Limited	158,014 EUR	6,697
Annaly Capital Management, Inc.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	66,144 USD	386
Antares Pharma, Inc.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	332,122 USD	(10,188)
Apache Corp.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	2,482 USD	(92)
Apartment Investment & Management Co.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	103,984 USD	1,161

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2018 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Apartment Investment & Management Co.	07/23/20	M	1.53%	Morgan Stanley Capital Services LLC	2,946,026 USD	$16,502
Apellis Pharmaceuticals, Inc.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	276,835 USD	27,008
Apergy Corp.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	64,231 USD	1,069
AppFolio, Inc.	07/23/20	M	0.85%	Morgan Stanley Capital Services LLC	15,436 USD	305
Apple, Inc.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	36,063 USD	(55)
Applied Materials, Inc.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	403,927 USD	8,924
Apptio, Inc.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	120,489 USD	2,365
Aptiv PLC	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	359,346 USD	7,218
Aqua America, Inc.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	19,041 USD	74
Arch Capital Group Ltd.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	43,743 USD	(107)
Arch Coal, Inc.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	29,867 USD	365
Arconic, Inc.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	479,953 USD	16,973
Arena Pharmaceuticals, Inc.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	238,969 USD	(12,714)
Argan, Inc.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	279,176 USD	5,094
Arista Networks, Inc.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	565,608 USD	6,239
Arkema	03/26/19	M	0.40%	Credit Suisse Securities (Europe) Limited	202,707 EUR	10,132
Arlington Asset Investment	07/23/20	M	1.30%	Morgan Stanley Capital Services LLC	2,342 USD	185
Armstrong World Industries	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	94,374 USD	135
Arqule, Inc.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	207,049 USD	(22,985)
Array Biopharma, Inc.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	416,903 USD	2,262
Arrowhead Pharmaceuticals, Inc.	07/23/20	M	0.30%	Morgan Stanley Capital Services LLC	249,465 USD	(19,375)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2018 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Artesian Resources Corp.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	31,500 USD	$(242)
Artisan Partners Asset Management, Inc.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	4,836 USD	138
Ashford Hospitality Trust	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	158,611 USD	1,027
Aspen Insurance Holdings Ltd.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	206,587 USD	(1,493)
Assembly Biosciences, Inc.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	266,460 USD	(7,596)
Assicurazioni Generali	10/04/19	M	0.40%	Credit Suisse Securities (Europe) Limited	5,022,071 EUR	170,013
Associated Capital Group, Inc.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	61,047 USD	(3,203)
Assurant, Inc.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	2,894 USD	(129)
Astec Industries, Inc.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	110,773 USD	4,156
Astronics Corp.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	79,236 USD	(195)
Asure Software, Inc.	07/23/20	M	0.25%	Morgan Stanley Capital Services LLC	148,695 USD	4,189
At Home Group, Inc.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	311,363 USD	14,193
AT&T, Inc.	01/27/20	M	1.92%	Credit Suisse Securities (Europe) Limited	753,429 USD	4,461
Atara Biotherapeutics, Inc.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	197,029 USD	(5,793)
Athenahealth, Inc.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	95,862 USD	71
Athene Holding Ltd.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	188,609 USD	4,958
Athenex, Inc.	07/23/20	M	0.50%	Morgan Stanley Capital Services LLC	55,019 USD	2,463
Atkore International Group, Inc.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	270,290 USD	(236)
Atlassian Corp PLC	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	192,226 USD	(8,130)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2018 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Audentes Therapeutics, Inc.	07/23/20	M	1.31%	Morgan Stanley Capital Services LLC	231,846 USD	$(11,949)
Autodesk, Inc.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	382,082 USD	(8,661)
Autonation, Inc.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	56,819 USD	3,635
Autozone, Inc.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	198,626 USD	(1,504)
AvalonBay Communities, Inc.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	210,112 USD	884
AvalonBay Communities, Inc.	07/23/20	M	1.53%	Morgan Stanley Capital Services LLC	2,940,076 USD	32,070
Aveo Pharmaceuticals, Inc.	07/23/20	M	1.00%	Morgan Stanley Capital Services LLC	11,829 USD	(1,861)
Avid Bioservices, Inc.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	287,488 USD	836
Avis Budget Group, Inc.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	889,525 USD	42,379
Axalta Coating Systems Ltd.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	661,590 USD	29,809
Axcelis Technologies, Inc.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	75,474 USD	2,317
AxoGen, Inc.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	96,943 USD	(3,068)
Axon Enterprise, Inc.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	417,436 USD	(23,459)
Axos Financial, Inc.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	4,836 USD	193
AXT, Inc.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	143,314 USD	7,593
Baker Hughes	01/27/20	M	1.92%	Credit Suisse Securities (Europe) Limited	87,020 USD	(2,460)
Balchem Corp.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	43,430 USD	275
Banc of California, Inc.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	36,153 USD	1,112
Banco Latinoamericano de Comercico Exterior SA	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	140,026 USD	5,344
Bancorp, Inc.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	24,966 USD	435

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2018 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
BancorpSouth Bank	07/27/20	M	1.93%	Goldman Sachs International	3,631,411 USD	$149,090
BancorpSouth Bank	07/23/20	M	1.53%	Morgan Stanley Capital Services LLC	7,891,695 USD	162,000
Bank of America Corp.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	215,483 USD	5,286
Bank of New York Mellon Corp.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	280,458 USD	12,607
Bank OZK	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	256,758 USD	9,866
Bankunited, Inc.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	2,630 USD	10
Barnes Group, Inc.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	100,739 USD	587
Barrett Business Services, Inc.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	39,666 USD	(1,938)
Basic Energy Services, Inc.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	264,180 USD	(21,134)
Bayerische Motoren Werke AG	03/26/19	M	0.90%	Credit Suisse Securities (Europe) Limited	126,854 EUR	13,841
BB&T Corp.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	7,430 USD	4
BB&T Corp.	07/23/20	M	1.53%	Morgan Stanley Capital Services LLC	12,152,597 USD	342,560
Beacon Roofing Supply, Inc.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	462,031 USD	33,143
Beiersdorf AG	03/26/19	M	0.90%	Credit Suisse Securities (Europe) Limited	29,777 EUR	498
Belden, Inc.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	26,532 USD	182
Bellicum Pharmaceuticals, Inc.	07/23/20	M	1.00%	Morgan Stanley Capital Services LLC	325,970 USD	(2,131)
Benefitfocus, Inc.	07/23/20	M	0.75%	Morgan Stanley Capital Services LLC	91,910 USD	(114)
Berry Global Group, Inc.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	93,195 USD	141
Best Buy Co., Inc.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	137,330 USD	2,180
BGC Partners, Inc.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	182,218 USD	(2,659)
Biocryst Pharmaceuticals, Inc.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	152,145 USD	(7,315)
Biogen, Inc.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	438,076 USD	(8,508)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2018 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Biohaven Pharmaceutical Holdings	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	366,063 USD	$889
Biomarin Pharmaceutical, Inc.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	302,041 USD	2,500
Black Knight, Inc.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	72,799 USD	2,043
Blackbaud, Inc.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	48,025 USD	(178)
Blackline, Inc.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	114,346 USD	(2,208)
Blackrock, Inc.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	222,207 USD	5,395
Bloomin Brands, Inc.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	61,376 USD	1,037
Blucora, Inc.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	119,214 USD	(14,819)
Bluebird Bio, Inc.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	483,224 USD	(18,870)
Bluelinx Holdings, Inc.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	453,619 USD	40,502
Blueprint Medicines Corp.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	418,020 USD	(50,184)
BMC Stock Holdings, Inc.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	26,480 USD	2,794
Boeing Co.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	332,128 USD	(1,095)
Boingo Wireless, Inc.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	322,686 USD	(24,255)
Booking Holdings, Inc.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	992,752 USD	(13,136)
Boot Barn Holdings, Inc.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	136,361 USD	(3,445)
Borgwarner, Inc.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	178,981 USD	1,872
Boston Beer Company, Inc.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	209,965 USD	5,553
Boston Properties, Inc.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	150,340 USD	1,032
Boston Scientific Corp.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	97,906 USD	(230)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2018 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Box, Inc.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	527,001 USD	$(4,661)
Boyd Gaming Corp.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	36,150 USD	438
Bper Banca	10/04/19	M	0.40%	Credit Suisse Securities (Europe) Limited	1,735,675 EUR	124,676
Brandywine Realty Trust	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	22,884 USD	719
Bright Horizons Family Solutions, Inc.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	265,389 USD	(1,990)
Brighthouse Financial, Inc.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	461,349 USD	21,337
BrightSphere Investment Group PLC	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	172,790 USD	7,721
BrightView Holdings, Inc.	07/23/20	M	1.25%	Morgan Stanley Capital Services LLC	6,829 USD	(104)
Brink’s Co.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	511,425 USD	14,945
Bristow Group, Inc.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	2,955 USD	(5)
Brixmor Property Group, Inc.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	132,041 USD	226
Brookline Bancorp, Inc.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	34,320 USD	1,939
Brookline Bancorp, Inc.	09/23/20	M	1.93%	Goldman Sachs International	3,679,175 USD	207,863
Brown Forman Corp.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	265,413 USD	(1,491)
Builders Firstsource, Inc.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	517,283 USD	32,990
Burberry Group PLC	03/26/19	M	0.72%	Credit Suisse Securities (Europe) Limited	54,666 GBP	(106)
Burlington Stores, Inc.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	133,208 USD	(3,482)
Cabot Microelectronics Corp.	09/17/20	M	1.84%	Deutsche Bank AG	155,660 USD	1,627
Cabot Oil & Gas Corp.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	165,371 USD	4,916
Cactus, Inc.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	100,696 USD	(3,540)
Cadence Bancorp	09/17/20	M	1.84%	Deutsche Bank AG	1,068,233 USD	43,545

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2018 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Cadence Design Systems, Inc.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	63,980 USD	$305
Caesar’s Entertainment Corp.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	537,300 USD	27,362
Caesarstone Ltd.	07/23/20	M	0.50%	Morgan Stanley Capital Services LLC	456,933 USD	58,943
CAI International, Inc.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	18,351 USD	2,502
Caixabank S.A	09/02/20	M	0.77%	JPMorgan Chase Bank, N.A.	802,000 EUR	16,719
Caixabank SA	03/26/19	M	0.40%	Credit Suisse Securities (Europe) Limited	1,317,499 EUR	31,202
CalAmp Corp.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	79,962 USD	(4,737)
California Resources Corp.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	165,662 USD	(35,252)
Callon Petroleum Co.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	212,393 USD	(4,338)
Camden Property Trust	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	44,605 USD	(121)
Camden Property Trust	07/23/20	M	1.53%	Morgan Stanley Capital Services LLC	2,908,991 USD	20,535
Capgemini	03/26/19	M	0.40%	Credit Suisse Securities (Europe) Limited	1,363,351 EUR	26,561
Capgemini SE	09/02/20	M	0.77%	JPMorgan Chase Bank, N.A.	551,250 EUR	10,740
Capital One Financial Corp.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	37,993 USD	210
Capitol Federal Financial, Inc.	09/23/20	M	1.93%	Goldman Sachs International	9,227,701 USD	163,637
CapStar Financial Holdings, Inc.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	77,279 USD	2,948
Carbonite, Inc.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	145,824 USD	5,114
Cardlytics, Inc.	07/23/20	M	1.20%	Morgan Stanley Capital Services LLC	90,521 USD	802
Cardtronics PLC	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	261,444 USD	2,787
Care.Com, Inc.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	155,818 USD	(7,442)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2018 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Caretrust Reit, Inc.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	81,564 USD	$1,001
Cargurus, Inc.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	258,522 USD	(19,706)
Carmax, Inc.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	400,116 USD	17,357
Carrizo Oil & Gas, Inc.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	467,650 USD	7,473
Carter’s, Inc.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	263,053 USD	(10,266)
Carvana Co.	07/23/20	M	0.55%	Morgan Stanley Capital Services LLC	81,074 USD	1,243
Casa Systems, Inc.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	192,471 USD	15,722
Catalent, Inc.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	22,607 USD	(988)
Catalyst Pharmaceuticals, Inc.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	95,020 USD	(19,004)
Caterpillar, Inc.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	559,937 USD	10,058
Cathay General Bancorp	07/23/20	M	1.53%	Morgan Stanley Capital Services LLC	22,094,445 USD	366,850
CBL & Associates Properties	07/23/20	M	0.80%	Morgan Stanley Capital Services LLC	889,344 USD	75,472
CBOE Holdings, Inc.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	187,602 USD	19,576
CBS Corp.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	313,640 USD	(4,001)
CBS Corp.	01/27/20	M	1.92%	Credit Suisse Securities (Europe) Limited	201,427 USD	(2,521)
Cedar Realty Trust, Inc.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	160,715 USD	(7,613)
Celanese Corp.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	355,850 USD	4,616
Celcuity, Inc.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	68,528 USD	194
Celgene Corp.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	606,437 USD	(11,402)
Centennial Resource Development, Inc.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	193,573 USD	(9,479)
Central Garden & Pet Co.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	275,526 USD	19,750

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2018 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Century Aluminum Company	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	673,042 USD	$58,406
Ceridian HCM Holding, Inc.	07/23/20	M	1.15%	Morgan Stanley Capital Services LLC	141,161 USD	(480)
Cerner Corp.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	16,397 USD	(28)
CEVA, Inc.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	102,024 USD	1,227
Charah Solutions, Inc.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	36,460 USD	(2,432)
Chart Industries, Inc.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	109,547 USD	(3,327)
Charter Communications, Inc.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	498,074 USD	8,277
Chefs’ Warehouse, Inc.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	46,831 USD	885
Chegg, Inc.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	239,000 USD	13,607
Chemocentryx, Inc.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	73,691 USD	1,833
Chemours Co.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	741,256 USD	24,434
Chemung Financial Corp.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	7,041 USD	(3)
Chesapeake Energy Corp.	07/23/20	M	1.00%	Morgan Stanley Capital Services LLC	481,665 USD	(5,424)
Children’s Place, Inc.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	190,743 USD	(4,663)
Chipotle Mexican Grill, Inc.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	561,466 USD	15,133
Church & Dwight Co, Inc.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	484,441 USD	575
Ciena Corp.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	140,520 USD	(747)
Cigna Corp.	09/17/20	M	1.84%	Deutsche Bank AG	13,282,669 USD	(395,400)
Cimarex Energy Co.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	303,689 USD	(1,433)
Cimpress NV	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	407,325 USD	21,675
Cintas Corp.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	203,695 USD	12,412

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2018 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Circor International, Inc.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	200,211 USD	$(97)
Cirrus Logic, Inc.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	63,500 USD	1,933
Cisco Systems, Inc.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	41,186 USD	(70)
Cision Ltd.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	299,826 USD	(8,252)
Citigroup, Inc.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	88,253 USD	2,596
Citizens Financial Group	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	22,186 USD	394
Clean Energy Fuels Corp.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	156,924 USD	4,114
Clean Harbors, Inc.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	160,360 USD	(5,276)
Clearside Biomedical, Inc.	07/23/20	0	0.00%	Morgan Stanley Capital Services LLC	128,400 USD	1,649
Clearwater Paper Corp.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	59,000 USD	3,253
Cleveland Cliffs, Inc.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	448,096 USD	(18,425)
Clipper Realty, Inc.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	90,350 USD	(2,966)
Clorox Company	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	329,741 USD	(258)
Cloud Peak Energy, Inc.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	98,162 USD	4,480
Cloudera, Inc.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	697,585 USD	(1,585)
Clovis Oncology, Inc.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	579,152 USD	49,758
CME Group, Inc.	09/17/20	M	1.97%	Deutsche Bank AG	2,952,173 USD	82,773
CMS Energy Corp.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	18,913 USD	48
CNO Financial Group, Inc.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	123,450 USD	3,833
CNP Assurances	03/26/19	M	0.40%	Credit Suisse Securities (Europe) Limited	1,160,102 EUR	(26,066)
CNP Assurances	07/27/20	M	0.77%	JPMorgan Chase Bank, N.A.	427,140 EUR	(10,240)
Coca-Cola Bottling Co.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	306,868 USD	(3,373)
Coca-Cola Co.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	146,908 USD	(346)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2018 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Co EUR Mining, Inc.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	337,026 USD	$16,821
Cognex Corp.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	376,565 USD	14,517
Cognizant Technology Solutions Corp.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	46,486 USD	(36)
Coherent, Inc.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	529,031 USD	37,773
Coherus Biosciences, Inc.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	173,066 USD	(5,976)
Colfax Corp.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	193,109 USD	2,171
Colgate Palmolive Co.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	55,745 USD	(91)
Collegium Pharmaceutical, Inc.	07/23/20	M	1.35%	Morgan Stanley Capital Services LLC	359,018 USD	12,304
Colony Capital, Inc.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	446,158 USD	7,770
Columbia Banking System, Inc.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	20,661 USD	(81)
Columbia Property Trust, Inc.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	27,942 USD	(24)
Columbia Sportswear Co.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	373,137 USD	(7,985)
Comcast Corp.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	177,357 USD	10,895
Comerica, Inc.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	130,837 USD	949
Comfort Systems USA, Inc.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	136,058 USD	(2,291)
Commerce Bancshares, Inc.	07/23/20	M	1.53%	Morgan Stanley Capital Services LLC	18,664,024 USD	397,855
Commercial Vehicle Group, Inc.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	401,278 USD	4,229
Commscope Holding Co, Inc.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	413,241 USD	(3,250)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2018 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Community Health Systems, Inc.	07/23/20	M	1.20%	Morgan Stanley Capital Services LLC	368,304 USD	$(5,400)
Commvault Systems, Inc.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	140,221 USD	(3,069)
Conagra Brands, Inc.	09/17/20	M	1.84%	Deutsche Bank AG	8,949,239 USD	831,598
Conn’s, Inc.	07/23/20	M	1.35%	Morgan Stanley Capital Services LLC	305,934 USD	15,605
CONSOL Energy, Inc.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	168,736 USD	3,211
Constellation Brands, Inc.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	531,526 USD	454
Container Store Group, Inc.	07/23/20	M	1.35%	Morgan Stanley Capital Services LLC	38,863 USD	313
Continental Resources, Inc.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	33,712 USD	(360)
Control4 Corp.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	260,894 USD	981
Copart, Inc.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	237,069 USD	3,999
Corcept Therapeutics, Inc.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	380,576 USD	8,752
Corecivic, Inc.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	140,981 USD	4,270
CoreSite Realty Corp.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	41,279 USD	713
Corium International, Inc.	07/23/20	M	0.10%	Morgan Stanley Capital Services LLC	233,646 USD	(2,734)
Cornerstone Ondemand, Inc.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	182,189 USD	(603)
Corporate Office Properties	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	110,452 USD	1,245
CoStar Group, Inc.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	32,733 USD	(93)
Costco Wholesale Corp.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	13,374 USD	(14)
Coty, Inc.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	22,376 USD	873
Coupa Software, Inc.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	178,880 USD	(2,734)
Cousins Properties, Inc.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	33,562 USD	846

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2018 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Covestro AG	03/26/19	M	0.90%	Credit Suisse Securities (Europe) Limited	50,766 EUR	$2,084
Cowen, Inc.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	363,983 USD	(9,157)
Crane Co.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	66,021 USD	(168)
Cree, Inc.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	76,299 USD	4,686
Crown Holdings, Inc.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	593,857 USD	7,345
Cullen Frost Bankers, Inc.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	9,289 USD	(7)
Cummins Inc.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	302,749 USD	7,834
Curtiss-Wright Corp.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	46,440 USD	(145)
Customers Bancorp, Inc.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	316,406 USD	10,210
Cutera, Inc.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	231,155 USD	(18,504)
CVS Health Corp.	09/17/20	M	1.84%	Deutsche Bank AG	8,377,962 USD	91,580
CYBG PLC	09/17/20	M	6.78%	Deutsche Bank AG	175,169 GBP	4,966
Cymabay Therapeutics, Inc.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	72,657 USD	1,977
Cyrusone, Inc.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	26,549 USD	809
Cytokinetics, Inc.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	341,088 USD	(54,173)
Cytomx Therapeutics, Inc.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	183,713 USD	(4,117)
Daimler AG	03/26/19	M	0.40%	Credit Suisse Securities (Europe) Limited	340,245 EUR	22,354
Dana, Inc.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	114,842 USD	2,953
Deciphera Pharmaceuticals, Inc.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	258,762 USD	1,506
Deckers Outdoor Corp.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	293,123 USD	(16,846)
Deere & Co.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	587,024 USD	7,952
Dell Technologies, Inc.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	333,459 USD	(3,062)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2018 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Denbury Resources, Inc.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	305,057 USD	$(33,289)
Dermira, Inc.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	448,529 USD	(24,749)
Deutsche Telekom AG	07/27/20	M	0.67%	JPMorgan Chase Bank, N.A.	2,085,000 EUR	2,612
Deutsche Telekom AG	03/26/19	M	0.40%	Credit Suisse Securities (Europe) Limited	3,601,366 EUR	6,383
Deutshe Bank AG	03/26/19	M	0.40%	Credit Suisse Securities (Europe) Limited	3,524,482 EUR	274,982
Devon Energy Corp.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	292,301 USD	4,094
Dexcom, Inc.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	230,489 USD	(3,382)
Diamondback Energy, Inc.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	327,153 USD	(13,121)
Diamondback Energy, Inc.	09/17/20	M	1.84%	Deutsche Bank AG	25,199,271 USD	(1,301,619)
Dicerna Pharmaceuticals, Inc.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	310,877 USD	13,993
Dick’s Sporting Goods, Inc.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	51,218 USD	2,930
Digimarc Corp.	07/23/20	M	0.65%	Morgan Stanley Capital Services LLC	176,337 USD	280
Digital Realty Trust, Inc.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	123,562 USD	6,357
Discover Financial Services	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	59,291 USD	578
Discover Financial Services	07/23/20	M	1.53%	Morgan Stanley Capital Services LLC	19,875,755 USD	439,806
Discovery Communications, Inc.	07/23/20	M	0.81%	Morgan Stanley Capital Services LLC	321,166 USD	(2,002)
Dish Network Corp.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	475,689 USD	9,271
Distribuidora Internacional	03/26/19	M	0.95%	Credit Suisse Securities (Europe) Limited	598,828 EUR	(3,318)
DMC Global, Inc.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	98,097 USD	(5,494)
DNB ASA	03/25/19	M	0.99%	Credit Suisse Securities (Europe) Limited	27,629,964 NOK	8,897
Dollar General Corp.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	388,370 USD	(3,798)
Dollar Tree, Inc.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	622,044 USD	25,098

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2018 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Dominion Energy, Inc.	09/17/20	M	1.84%	Deutsche Bank AG	11,281,717 USD	$75,361
Donnelley Financial Solution	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	311,822 USD	40,567
Dorman Products, Inc.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	29,268 USD	653
Douglas Emmett, Inc.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	147,601 USD	3,586
Dover Corp.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	144,876 USD	1,103
DowDuPont, Inc.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	1,033,243 USD	45,891
Dr Horton, Inc.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	97,911 USD	1,572
Duke Realty Corp.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	164,221 USD	2,058
DXP Enterprises, Inc.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	62,626 USD	1,599
Dycom Industries, Inc.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	800,172 USD	(11,311)
Dynavax Technologies Corp.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	477,396 USD	(15,913)
E-Trade Financial Corp.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	87,795 USD	2,347
Eagle Bancorp, Inc.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	472,370 USD	21,220
Eagle Materials, Inc.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	290,852 USD	5,554
Earthstone Energy, Inc.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	135,717 USD	4,612
East West Bancorp, Inc.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	88,277 USD	1,164
Eastman Chemical Co.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	99,788 USD	1,770
Ebay, Inc.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	549,979 USD	15,749
Ecolab, Inc.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	422,349 USD	2,962
Edgewell Personal Care Co.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	310,415 USD	12,416
Edison International	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	170,649 USD	1,381

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2018 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Editas Medicine, Inc.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	396,112 USD	$(21,207)
Edwards Lifesciences Corp.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	128,444 USD	(2,305)
eGain Corp.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	74,944 USD	(6,566)
Ehealth, Inc.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	360,797 USD	(8,081)
Eldorado Resorts, Inc.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	173,107 USD	(1,464)
Electro Scientific Industries, Inc.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	205,317 USD	2,653
Electronic Arts, Inc.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	407,638 USD	(18,897)
Electronics for Imaging	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	132,866 USD	2,374
Elevate Credit, Inc.	07/23/20	M	0.50%	Morgan Stanley Capital Services LLC	124,966 USD	4,308
Ellie Mae, Inc.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	81,283 USD	(1,261)
EMCOR Group, Inc.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	55,978 USD	(354)
Empire State Realty Trust, Inc.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	94,616 USD	454
Employers Holdings, Inc.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	42,985 USD	448
Encore Capital Group, Inc.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	344,514 USD	15,124
Endo International PLC	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	164,795 USD	(7,258)
Endocyte, Inc.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	211,827 USD	(2,714)
Endurance International Group Holdings, Inc.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	141,285 USD	2,368
Energen Corp.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	42,904 USD	(267)
Energizer Holdings, Inc.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	138,886 USD	5,223

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2018 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Energy Recovery, Inc.	07/23/20	M	0.45%	Morgan Stanley Capital Services LLC	448,262 USD	$9,318
Energy XXI Gulf Coast, Inc.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	223,579 USD	(13,920)
Enstar Group Ltd.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	1,042 USD	—
Entegris, Inc.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	162,633 USD	6,361
Envestnet, Inc.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	112,055 USD	821
EOG Resources, Inc.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	86,616 USD	(259)
EPAM Systems, Inc.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	30,727 USD	19
Epizyme, Inc.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	268,714 USD	(9,176)
EQT Corp.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	194,938 USD	16,204
Equinix, Inc.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	151,658 USD	1,878
Equity Commonwealth	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	238,904 USD	1,406
Equity Residential	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	281,830 USD	2,346
Esperion Therapeutics, Inc.	07/23/20	M	0.10%	Morgan Stanley Capital Services LLC	518,352 USD	(14,532)
Essent Group Ltd.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	186,397 USD	1,255
Essex Property Trust, Inc.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	141,700 USD	(652)
Essex Property Trust, Inc.	07/23/20	M	1.53%	Morgan Stanley Capital Services LLC	2,913,476 USD	3,123
Essilor International S.A.	03/26/19	M	0.90%	Credit Suisse Securities (Europe) Limited	221,277 EUR	(9,295)
Essilor International S.A.	07/27/20	M	0.67%	JPMorgan Chase Bank, N.A.	2,181,405 EUR	(91,631)
Essilor International S.A.	07/27/20	M	0.35%	Morgan Stanley Capital Services LLC	11,421,780 EUR	(479,777)
Estee Lauder Companies	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	536,483 USD	(6,578)
Esterline Technologies Corp.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	137,751 USD	(1,766)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2018 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Etsy, Inc.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	336,570 USD	$(24,169)
Euronet Worldwide, Inc.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	221,100 USD	4,024
Everbridge, Inc.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	3,761 USD	(43)
Everest Re Group Ltd.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	13,058 USD	36
Everi Holdings, Inc.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	71,757 USD	1,231
Evoqua Water Technologies LLC	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	309,886 USD	2,879
Exact Sciences Corp.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	609,094 USD	(19,741)
Exela Technologies, Inc.	07/23/20	M	1.25%	Morgan Stanley Capital Services LLC	98,672 USD	(2,410)
Exelixis, Inc.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	411,579 USD	(21,675)
Expedia, Inc.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	702,412 USD	16,740
Express, Inc.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	110,507 USD	(1,519)
Extraction Oil & Gas, Inc.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	176,755 USD	(4,495)
Extreme Networks, Inc.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	665,682 USD	48,497
EZCorp, Inc.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	196,528 USD	3,307
F5 Network, Inc.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	180,287 USD	(2,780)
Fabrinet	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	24,895 USD	(270)
Facebook, Inc.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	561,675 USD	(4,890)
Farmers National Banc Corp.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	5,929 USD	39
Fastenal Co.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	41,471 USD	103
Fate Therapeutics, Inc.	07/23/20	M	1.25%	Morgan Stanley Capital Services LLC	237,537 USD	(26,409)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2018 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Federal Agricultural Mortgage Corp.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	138,085 USD	$12,203
Federal Realty Investment Trust	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	65,457 USD	(434)
Federated Investors, Inc.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	335,944 USD	14,014
Ferro Corp.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	326,466 USD	6,773
Fiat Chrysler Automoblies NV	10/04/19	M	0.40%	Credit Suisse Securities (Europe) Limited	505,468 EUR	15,323
Fibrogen, Inc.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	302,695 USD	(14,846)
Fifth Third Bancorp	09/17/20	M	1.84%	Deutsche Bank AG	6,717,769 USD	359,799
Fifth Third Bancorp	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	55,473 USD	2,369
Fifth Third Bancorp	07/23/20	M	1.53%	Morgan Stanley Capital Services LLC	6,603,044 USD	176,827
Financial Select Sector SPDR Fund	07/27/20	M	1.97%	Goldman Sachs International	12,888,580 USD	512,882
Finisar Corporation	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	227,292 USD	(7,137)
FireEye, Inc.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	393,319 USD	(4,209)
First Commonwealth Financial Corp.	07/23/20	M	1.53%	Morgan Stanley Capital Services LLC	10,629,628 USD	100,158
First Commonwealth Financial Corp.	09/23/20	M	1.88%	Goldman Sachs International	3,054,452 USD	57,561
First Connecticut Bancorp, Inc.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	46,854 USD	2,264
First Data Corp.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	332,089 USD	11,655
First Financial Bancorp	09/23/20	M	1.93%	Goldman Sachs International	8,185,565 USD	188,483
First Foundation, Inc.	09/23/20	M	1.93%	Goldman Sachs International	305,325 USD	19,916

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2018 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
First Foundation, Inc.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	73,235 USD	$2,570
First Horizon National Corp.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	73,748 USD	3,345
First Industrial Realty Trust, Inc.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	96,702 USD	1,246
First Internet Bancorp	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	128,836 USD	2,286
First Interstate BancSystem, Inc.	09/23/20	M	1.93%	Goldman Sachs International	3,778,659 USD	74,416
First of Long Island Corp.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	77,053 USD	2,734
First Republic Bank	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	107,504 USD	2,672
First Solar, Inc.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	3,180 USD	(16)
Fiserv, Inc.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	9,892 USD	(76)
Fitbit, Inc.	07/23/20	M	1.15%	Morgan Stanley Capital Services LLC	188,446 USD	18,718
Five Below	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	282,313 USD	(10,842)
Five9, Inc.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	166,039 USD	(1,206)
Flagstar Bancorp, Inc.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	108,153 USD	2,288
Fleetcor Technologies, Inc.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	189,887 USD	(2,182)
Flexion Therapeutics, Inc.	07/23/20	M	0.10%	Morgan Stanley Capital Services LLC	278,503 USD	(4,785)
Floor & DeCor Holdings Inc. A	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	560,708 USD	60,097
Flotek Industries, Inc.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	300,700 USD	19,891
Flowserve Corp.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	218,680 USD	2,709
Fluor Corp.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	217,709 USD	2,100
FMC Corp.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	602,311 USD	14,456
FNF Group	09/17/20	M	1.84%	Deutsche Bank AG	927,774 USD	6,787

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2018 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
ForeScout Technologies, Inc.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	371,946 USD	$22,402
Forest City Realty Trust	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	262,220 USD	104
FormFactor, Inc.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	169,976 USD	(7,082)
Fortive Corp.	07/23/20	M	1.00%	Morgan Stanley Capital Services LLC	744,597 USD	7,847
Fortune Brands Home & Security, Inc.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	22,585 USD	1,170
Forum Energy Technologies, Inc.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	118,373 USD	8,984
Fossil Group, Inc.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	311,391 USD	(4,891)
Fox Factory Holding Corp.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	108,152 USD	1,186
Francesca’s Holdings Corp.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	181,196 USD	6,945
Franklin Financial Network	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	31,518 USD	1,607
Freeport-McMoRan, Inc.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	672,145 USD	30,308
Front Yard Residential Corp.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	117,149 USD	1,281
Fulton Financial Corp.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	56,353 USD	2,890
Fulton Financial Corp.	07/23/20	M	1.53%	Morgan Stanley Capital Services LLC	16,449,755 USD	421,789
G-III Apparel Group Ltd.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	291,224 USD	(4,470)
G1 Therapeutics, Inc.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	121,668 USD	9,610
Gaia, Inc.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	33,844 USD	857
Gain Capital Holdings, Inc.	07/23/20	M	0.50%	Morgan Stanley Capital Services LLC	359,036 USD	2,192
Gardner Denver Holdings, Inc.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	477,739 USD	16,336

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2018 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Gartner, Inc.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	185,156 USD	$187
GCP Applied Technologies	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	419,719 USD	(621)
Generac Holdings, Inc.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	237,155 USD	6,382
General Dynamics Corp.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	245,482 USD	(1,615)
General Electric Co.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	43,313 USD	3,132
General Finance Corp.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	66,091 USD	(6,609)
Genmark Diagnostics, Inc.	07/23/20	M	1.00%	Morgan Stanley Capital Services LLC	253,657 USD	16,157
Genworth Financial, Inc.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	156,167 USD	3,299
GEO Group, Inc.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	93,487 USD	(486)
Givaudan REG	03/26/19	M	1.33%	Credit Suisse Securities (Europe) Limited	237,400 CHF	(3,974)
Glaukos Corp.	07/23/20	M	1.35%	Morgan Stanley Capital Services LLC	247,082 USD	(25,174)
Global Blood Therapeutics, Inc.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	396,068 USD	15,042
Global Medical REIT, Inc.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	49,087 USD	(848)
Global Payments, Inc.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	112,784 USD	(347)
GLU Mobile, Inc.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	57,028 USD	(1,172)
Glycomimetics, Inc.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	28,644 USD	(444)
GMS, Inc.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	245,730 USD	18,277
GNC Holdings, Inc.	07/23/20	M	0.75%	Morgan Stanley Capital Services LLC	20,909 USD	(950)
Gobal Indemniy Ltd.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	32,693 USD	(634)
GoDaddy, Inc.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	201,186 USD	(1,369)
Golden Entertainment, Inc.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	113,975 USD	(3,602)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2018 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
GoPro, Inc.	07/23/20	0	0.00%	Morgan Stanley Capital Services LLC	102,972 USD	$(11,796)
Government Properties Income	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	258,921 USD	9,073
Government Properties Income Trust	09/17/20	M	1.84%	Deutsche Bank AG	2,721,062 USD	74,054
Graco, Inc.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	40,630 USD	407
Grand Canyon Education, Inc.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	287,689 USD	(5,027)
Granite Construction, Inc.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	363,132 USD	(823)
Gray Television, Inc.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	84,349 USD	717
Green Bancorp, Inc.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	166,444 USD	9,247
Green Dot Corp.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	78,202 USD	(315)
Greenhill & Co., Inc.	09/23/20	M	1.93%	Goldman Sachs International	2,850,407 USD	143,788
Greenlight Capital Re, Ltd.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	344,971 USD	6,302
Groupon, Inc.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	567,574 USD	17,607
Grubhub, Inc.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	424,676 USD	(7,541)
Guidewire Software, Inc.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	132,771 USD	(2,582)
Gulfport Energy Corp.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	150,550 USD	14,106
H.B. Fuller Co.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	112,988 USD	2,363
Habit Restaurants, Inc.	07/23/20	M	0.25%	Morgan Stanley Capital Services LLC	169,394 USD	(27)
Hain Celestial Group, Inc.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	194,318 USD	(5,312)
HalCon Resources Corp.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	222,231 USD	5,337
Halliburton Co.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	4,762 USD	60
Halliburton Co.	01/27/20	M	1.92%	Credit Suisse Securities (Europe) Limited	93,389 USD	413

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2018 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Halozyme Therapeutics, Inc.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	158,980 USD	$(5,804)
Hamilton Beach Brand	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	174,987 USD	14,101
Hancock Holding Co.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	48,417 USD	202
Hanesbrands, Inc.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	421,467 USD	5,595
Hanmi Financial Corp.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	50,141 USD	1,561
Hannon Armstrong Sustainable	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	185,860 USD	1,970
Harris Corp.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	53,149 USD	(1,506)
Harsco Corp.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	425,395 USD	—
Hawaiian Holdings, Inc.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	238,218 USD	24
HC2 Holdings, Inc.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	160,063 USD	(4,516)
HCI Group, Inc.	07/23/20	M	1.30%	Morgan Stanley Capital Services LLC	91,956 USD	(1,931)
HCP, Inc.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	200,960 USD	533
HD Supply Holdings, Inc.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	320,891 USD	(1,874)
Healthcare Realty Trust, Inc.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	150,434 USD	1,325
Healthcare Services Group	07/23/20	M	1.35%	Morgan Stanley Capital Services LLC	364,521 USD	24,857
Healthcare Trust of America, Inc.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	141,132 USD	475
Heico Corp.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	77,951 USD	(1,508)
Hennes & Mauritz AB	07/27/20	M	0.81%	JPMorgan Chase Bank, N.A.	14,500,000 SEK	(216,486)
Hennes & Mauritz AB	03/26/19	M	1.75%	Credit Suisse Securities (Europe) Limited	5,671,820 SEK	(84,681)
Henry Schein, Inc.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	64,440 USD	(523)
Herbalife Ltd.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	210,613 USD	2,177

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2018 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Herc Holdings, Inc.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	307,526 USD	$1,708
Heritage Insurance Holdings	07/23/20	M	0.65%	Morgan Stanley Capital Services LLC	190,881 USD	10,151
Heron Therapeutics, Inc.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	320,450 USD	(3,266)
Hertz Global Holdings, Inc.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	892,350 USD	83,738
HFF, Inc.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	156,484 USD	4,278
Hibbett Sports, Inc.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	42,106 USD	2,080
HighPoint Resources Corp.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	115,690 USD	6,700
Highwoods Properties, Inc.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	160,929 USD	2,513
Hilltop Holdings, Inc.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	250,550 USD	9,720
Hilton Grand Vacations, Inc.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	303,707 USD	1,272
Home Bancshares, Inc.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	38,822 USD	2,424
Honeywell International, Inc.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	378,177 USD	449
Hortonworks, Inc.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	316,862 USD	(3,003)
Host Hotels & Resorts, Inc.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	36,348 USD	34
Houghton Mifflin Harcourt Co.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	82,723 USD	8,006
Howard Bancorp, Inc.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	111,341 USD	398
HSBC Holdings PLC	03/26/19	M	0.72%	Credit Suisse Securities (Europe) Limited	5,508,796 GBP	111,667
HSBC Holdings PLC	07/27/20	M	0.42%	JPMorgan Chase Bank, N.A.	5,643,238 GBP	114,590
HubSpot, Inc.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	284,709 USD	(10,096)
Hudson Ltd.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	103,740 USD	821

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2018 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Huntington Bancshares, Inc.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	5,997 USD	$387
Huntington Ingalls Industries	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	330,974 USD	(138)
Huntsman Corp.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	52,882 USD	1,853
IAC/ InterActiveCorp	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	376,077 USD	(9,251)
IberiaBank Corp.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	51,814 USD	157
Ichor Holdings, Ltd.	07/23/20	M	0.25%	Morgan Stanley Capital Services LLC	568,477 USD	23,304
Idera Pharmaceuticals, Inc.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	152,015 USD	(8,275)
IDEX Corp.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	119,683 USD	3,524
II VI, Inc.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	234,868 USD	3,666
Illinois Tool Works	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	531,255 USD	21,812
Illumina, Inc.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	184,470 USD	(2,731)
IMAX Corp.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	148,130 USD	(5,354)
Immersion Corp.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	197,749 USD	(6,675)
ImmunoGen, Inc.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	279,247 USD	(12,637)
Immunomedics, Inc.	07/23/20	M	1.00%	Morgan Stanley Capital Services LLC	397,956 USD	12,705
Imperva, Inc.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	98,314 USD	(1,833)
Incyte Corp.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	462,658 USD	(16,205)
Independent Bank Group, Inc.	09/17/20	M	1.84%	Deutsche Bank AG	851,333 USD	15,754
Industrial Logistics Properties Trust	09/17/20	M	1.84%	Deutsche Bank AG	2,469,364 USD	(127,038)
Infinera Corp.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	302,487 USD	(11,618)
InfraREIT, Inc.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	39,846 USD	(170)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2018 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Infrastructure & Energy Alabama	07/23/20	M	0.10%	Morgan Stanley Capital Services LLC	142,580 USD	$—
Ingersoll Rand PLC	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	195,711 USD	2,773
Ingevity Corp.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	323,703 USD	3,596
InnerWorkings, Inc.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	46,227 USD	1,083
Inogen, Inc.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	33,170 USD	458
Inovio Pharmaceuticals, Inc.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	223,048 USD	(39,139)
Inphi Corp.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	353,765 USD	(13,198)
Insmed, Inc.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	385,885 USD	19,923
Installed Building Products	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	461,169 USD	59,391
Instructure, Inc.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	241,064 USD	12,663
Insulet Corp.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	137,034 USD	(2,078)
Integrated Device Technology, Inc.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	327,644 USD	455
Intellia Therapeutics, Inc.	07/23/20	M	1.00%	Morgan Stanley Capital Services LLC	388,847 USD	(25,485)
Intelsat SA	07/23/20	M	0.50%	Morgan Stanley Capital Services LLC	89,174 USD	(29,566)
Interactive Brokers Group, Inc.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	25,808 USD	642
Intercept Pharmaceuticals, Inc.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	198,989 USD	(17,845)
Intercontinental Exchange, Inc.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	105,057 USD	3,956
Interl Corp.	01/27/20	M	1.92%	Credit Suisse Securities (Europe) Limited	673,767 USD	(19,079)
Internap Corp.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	577,085 USD	21,402

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2018 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
International Business Machines Corp.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	375,728 USD	$104
Intersect ENT, Inc.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	141,399 USD	4,060
Intesa San Paolo	10/04/19	M	0.40%	Credit Suisse Securities (Europe) Limited	4,256,211 EUR	500,835
INTL BUSINESS MACHINES CORP	01/27/20	M	1.92%	Credit Suisse Securities (Europe) Limited	945,786 USD	875
Intrepid Potash, Inc.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	257,083 USD	5,604
Intrexon Corp.	07/23/20	M	1.55%	Morgan Stanley Capital Services LLC	94,641 USD	(17,753)
Intricon Corp.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	236,136 USD	32,861
Intuitive Surgical, Inc.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	156,450 USD	(826)
Invesco Ltd.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	442,369 USD	26,022
Investment Technology Group	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	247,783 USD	4,779
Investors Bancorp, Inc.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	183,249 USD	5,223
Investors Bancorp, Inc.	07/23/20	M	1.53%	Morgan Stanley Capital Services LLC	405,019 USD	5,772
Investors Bancorp, Inc.	09/23/20	M	1.93%	Goldman Sachs International	2,580,966 USD	73,567
Invitae Corp.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	347,525 USD	(208)
ION Geophysical Corp.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	249,078 USD	(18,025)
Ionis Pharmaceuticals, Inc.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	458,087 USD	(18,976)
Iovance Biotherapeutics, Inc.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	127,397 USD	21,625
IPG Photonics Corp.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	545,292 USD	37,753
iRhythm Technologies, Inc.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	78,500 USD	(635)
iRobot Corp.	07/23/20	M	0.65%	Morgan Stanley Capital Services LLC	15,948 USD	75

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2018 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Iron Mountain, Inc.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	8,815 USD	$254
Ironwood Pharmaceuticals, Inc.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	92,028 USD	(5,367)
iShares US Real Estate ETF	09/23/20	M	1.97%	Goldman Sachs International	6,243,800 USD	23,205
iStar, Inc.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	107,927 USD	2,270
Iteris, Inc.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	86,865 USD	(980)
Itron, Inc.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	107,745 USD	2,201
ITT, Inc.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	162,270 USD	(191)
J. Jill, Inc.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	368,224 USD	(13,169)
Jacobs Engineering Group, Inc.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	462,377 USD	2,000
James River Group Holdings Ltd.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	80,100 USD	400
Janus Henderson Group PLC	09/23/20	M	1.93%	Goldman Sachs International	1,481,938 USD	51,467
Jazz Pharmaceuticals PLC	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	35,305 USD	(339)
JBG Smith Properties	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	18,775 USD	360
JCDecaux SA	03/26/19	M	0.70%	Credit Suisse Securities (Europe) Limited	244,133 EUR	(15,168)
Jefferies Financial Group, Inc.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	128,866 USD	8,547
JELD-WEN Holding, Inc.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	475,590 USD	17,284
Jernigan Capital, Inc.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	15,177 USD	(139)
Jetblue Airways Corp.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	104,045 USD	2,772
John Bean Technologies Corp.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	537,589 USD	(7,731)
Jounce Therapeutics, Inc.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	86,987 USD	3,222
JPMorgan Chase & Co.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	142,536 USD	1,937

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2018 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Kadant, Inc.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	3,845 USD	$(38)
Kadmon Holdings, Inc.	07/23/20	M	0.13%	Morgan Stanley Capital Services LLC	29,548 USD	593
Kala Pharmaceuticals, Inc.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	299,022 USD	24,478
Karyopharm Therapeutics, Inc.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	123,236 USD	7,330
KB Home	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	19,180 USD	1,104
KBC Groep NV	03/26/19	M	0.40%	Credit Suisse Securities (Europe) Limited	778,055 EUR	35,734
KBC Groep NV	07/27/20	M	0.67%	JPMorgan Chase Bank, N.A.	485,934 EUR	22,318
Keane Group, Inc.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	295,423 USD	4,728
Kearny Financial Corp.	09/23/20	M	1.93%	Goldman Sachs International	10,869,059 USD	108,467
Kemet Corp.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	434,738 USD	36,377
Kennametal, Inc.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	46,444 USD	532
Keurig Dr Pepper, Inc.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	267,691 USD	1,723
Key Energy Services, Inc.	07/23/20	M	0.30%	Morgan Stanley Capital Services LLC	111,107 USD	16,635
KeyCorp	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	94,591 USD	4,051
KEYW Holding Corp.	07/23/20	M	1.20%	Morgan Stanley Capital Services LLC	228,848 USD	3,385
Kilroy Realty Corp.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	167,528 USD	(657)
Kimberly Clark Corp.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	382,904 USD	(631)
Kimco Realty Corp.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	260,663 USD	1,394
Kingstone Cos, Inc.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	71,131 USD	1,287
Kirby Corp	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	32,774 USD	285
Kite Realty Group Trust	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	127,380 USD	457
KMG Chemicals, Inc.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	200,607 USD	146

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2018 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Knight Swift Transportation	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	83,094 USD	$1,273
Koppers Holdings, Inc.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	345,772 USD	17,950
Kraton Corp.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	189,343 USD	6,118
Kratos Defense & Security Solutions, Inc.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	433,507 USD	(20,948)
Kroger Co.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	144,041 USD	3,527
Kura Oncology, Inc.	07/23/20	M	1.30%	Morgan Stanley Capital Services LLC	206,329 USD	(4,826)
L’ Oreal	03/26/19	M	0.90%	Credit Suisse Securities (Europe) Limited	375,514 EUR	(3,385)
L’Oreal	07/27/20	M	0.67%	JPMorgan Chase Bank, N.A.	1,508,240 EUR	(13,595)
La Jolla Pharmaceutical Co	07/23/20	M	1.30%	Morgan Stanley Capital Services LLC	368,940 USD	22,542
Lam Research Corp.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	318,837 USD	6,639
Lands End, Inc.	07/23/20	M	0.90%	Morgan Stanley Capital Services LLC	178,488 USD	4,094
Lantheus Holdings, Inc.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	228,299 USD	8,908
Laredo Petroleum, Inc.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	425,911 USD	30,491
Laureate Education, Inc.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	159,964 USD	5,502
LCI Industries	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	65,094 USD	3,739
Lear Corp.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	235,020 USD	1,860
LegacyTexas Financial Group, Inc.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	1,665 USD	3
Legal & General Group PLC	07/27/20	M	0.02%	JPMorgan Chase Bank, N.A.	1,473,920 GBP	7,299
Legal & General Group PLC	03/26/19	M	0.72%	Credit Suisse Securities (Europe) Limited	3,162,543 GBP	15,661

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2018 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Legg Mason, Inc.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	276,415 USD	$8,742
Legg Mason, Inc.	09/23/20	M	1.93%	Goldman Sachs International	3,207,262 USD	101,439
LendingClub Corp.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	859,787 USD	(74,501)
LendingTree, Inc.	07/23/20	M	1.15%	Morgan Stanley Capital Services LLC	539,175 USD	(6,162)
Lennar Corp.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	118,008 USD	6,792
Leonardo SpA	10/04/19	M	0.40%	Credit Suisse Securities (Europe) Limited	460,577 EUR	13,312
Lexicon Pharmaceuticals, Inc.	07/23/20	M	1.00%	Morgan Stanley Capital Services LLC	206,225 USD	(3,739)
LGI Homes, Inc.	07/23/20	M	1.00%	Morgan Stanley Capital Services LLC	338,106 USD	19,310
Liberty Broadband Corp.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	2,834 USD	(33)
Liberty Expedia Holdings	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	12,494 USD	28
Liberty Global PLC	01/27/20	M	1.92%	Credit Suisse Securities (Europe) Limited	58,324 USD	638
Liberty Media Corp.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	108,567 USD	(344)
Liberty Property Trust	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	101,944 USD	2,149
Liberty TripAdvisor Holdings, Inc.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	486,212 USD	(10,001)
Ligand Pharmaceuticals, Inc.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	31,954 USD	(162)
Limelight Networks, Inc.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	55,303 USD	329
LIncoln Electric Holdings	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	212,222 USD	8,149
Lincoln National Corp.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	224,638 USD	8,193
Lions Gate Entertainment Corp.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	32,515 USD	(2,923)
Live Nation Entertainment, Inc.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	379,770 USD	(7,294)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2018 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
LivePerson, Inc.	07/23/20	M	1.93%	Morgan Stanley Capital Services LLC	5,802 USD	$41
LKQ Corp.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	348,630 USD	5,327
Louisiana Pacific Corp.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	134,654 USD	5,780
Lowe’s Cos, Inc.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	160,040 USD	2,507
Loxo Oncology, Inc.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	209,189 USD	(11,182)
Lululemon Athletica, Inc.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	495,374 USD	(16,145)
Lumber Liquidators Holdings	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	601,528 USD	76,293
Lumentum Holdings, Inc.	09/17/20	M	1.84%	Deutsche Bank AG	1,365,730 USD	34,421
Luxottica Group SpA	10/04/19	M	0.90%	Credit Suisse Securities (Europe) Limited	217,853 EUR	(8,580)
Lydall, Inc.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	101,108 USD	(1,901)
LyondellBasell Industries NV	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	19,453 USD	(24)
M&T Bank Corp.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	68,376 USD	750
Macerich Co.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	101,213 USD	2,520
Mack Cali Realty Corp.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	216,269 USD	(8,237)
Macom Technology Solutions Holdings, Inc.	07/23/20	M	0.90%	Morgan Stanley Capital Services LLC	586,880 USD	20,380
MacroGenics, Inc.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	18,079 USD	627
Madison Square Garden Co.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	39,013 USD	(717)
Madrigal Pharmaceuticals, Inc.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	311,603 USD	(2,740)
Malibu Boats, Inc.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	162,334 USD	(4,726)
Mammoth Energy Services, Inc.	07/23/20	M	1.05%	Morgan Stanley Capital Services LLC	88,218 USD	481

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2018 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Manhattan Associates, Inc.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	35,870 USD	$1,035
Manitex International, Inc.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	126,510 USD	(1,134)
Manitowoc Company, Inc.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	500,904 USD	35,858
Marathon Oil Corp.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	17,357 USD	(1,127)
Marathon Petroleum Corp.	09/17/20	M	1.84%	Deutsche Bank AG	21,815,511 USD	889,681
Marinemax, Inc.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	163,125 USD	3,750
Marinus Pharmaceuticals, Inc.	07/23/20	M	1.00%	Morgan Stanley Capital Services LLC	212,511 USD	(29,529)
MarketAxess Holdings, Inc.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	9,019 USD	95
Marlin Business Services, Inc.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	81,939 USD	(1,149)
Marriott International, Inc.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	109,984 USD	(1,053)
Martin Marietta Materials	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	379,857 USD	16,866
Masonite International Corp.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	35,604 USD	1,311
Mastec, Inc.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	619,571 USD	11,482
Mastercard, Inc.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	138,188 USD	(53)
Matador Resources Co.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	149,072 USD	(2,430)
Match Group, Inc.	07/23/20	M	0.50%	Morgan Stanley Capital Services LLC	295,508 USD	(13,500)
Mattel, Inc.	07/23/20	M	0.55%	Morgan Stanley Capital Services LLC	184,840 USD	5,735
Maui Land & Pineapple Co.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	51,866 USD	653
Maxlinear, Inc.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	254,637 USD	1,823
MB Financial, Inc.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	86,998 USD	773

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2018 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
MCBC Holdings, Inc.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	127,501 USD	$3,284
McDermott International, Inc.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	393,050 USD	1,541
MedEquities Realty Trust, Inc.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	74,695 USD	2,019
Medicines Company	07/23/20	M	1.35%	Morgan Stanley Capital Services LLC	442,914 USD	46,726
Medidata Solutions, Inc.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	138,554 USD	438
Medifast, Inc.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	188,777 USD	(5,301)
Meet Group, Inc.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	115,029 USD	(3,102)
Mercury General Corp.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	44,661 USD	320
Mercury Systems, Inc.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	480,400 USD	(21,241)
Meridian Bancorp, Inc.	07/23/20	M	1.53%	Morgan Stanley Capital Services LLC	13,451,674 USD	302,285
Meritor, Inc.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	652,372 USD	46,462
Mersana Therapeutics, Inc.	07/23/20	M	1.05%	Morgan Stanley Capital Services LLC	133,558 USD	19,308
Meta Financial Group, Inc.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	159,603 USD	1,245
Metlife, Inc.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	101,288 USD	4,297
Mettler Toledo International	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	146,988 USD	223
MFA Financial, Inc.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	28,392 USD	1,006
MGIC Investment Corp.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	281,257 USD	(4,509)
MGM Resorts International	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	216,467 USD	4,407
MGP Ingredients, Inc.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	357,680 USD	(731)
Michael Kors Holdings Ltd.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	608,035 USD	27,194
Michelin	03/26/19	M	0.90%	Credit Suisse Securities (Europe) Limited	282,677 EUR	13,599

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2018 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Microchip Technology, Inc.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	60,613 USD	$2,772
Micron Technology, Inc.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	332,301 USD	(3,170)
Micron Technology, Inc.	01/27/20	M	1.92%	Credit Suisse Securities (Europe) Limited	767,567 USD	(9,846)
Mid America Apartment Communities, Inc.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	90,300 USD	1,641
Middleby Corp.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	674,965 USD	(2,700)
Middlesex Water Co.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	47,158 USD	529
Midsouth Bancorp, Inc.	07/23/20	M	0.75%	Morgan Stanley Capital Services LLC	19,499 USD	433
Milacron Holdings Corp.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	27,802 USD	1,335
Mindbody, Inc.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	332,863 USD	9,005
Minerals Technologies, Inc.	07/23/20	M	1.93%	Morgan Stanley Capital Services LLC	8,589 USD	3
Mirati Therapeutics, Inc.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	251,697 USD	43,704
Mitek Systems, Inc.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	23,278 USD	77
MKS Instruments, Inc.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	143,810 USD	5,551
Model N, Inc.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	37,808 USD	354
Mohawk Industries, Inc.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	303,116 USD	14,315
Molecular Templates, Inc.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	4,063 USD	96
Momenta Pharmaceuticals, Inc.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	20,229 USD	451
MoneyGram International, Inc.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	244,052 USD	22,375

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2018 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Monolithic Power Systems, Inc.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	24,509 USD	$1,286
Monster Beverage Corp.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	501,134 USD	3,772
MRC Global, Inc.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	197,336 USD	3,104
MSHCCIBB	07/29/20	M	1.58%	Morgan Stanley Capital Services LLC	24,611,568 USD	(424,237)
MSHCCIHF	07/29/20	M	1.58%	Morgan Stanley Capital Services LLC	19,865,698 USD	(276,141)
MSHCCIHI	07/29/20	M	1.58%	Morgan Stanley Capital Services LLC	12,524,021 USD	(195,583)
MSHCCXLV	07/29/20	M	1.58%	Morgan Stanley Capital Services LLC	47,253,994 USD	(605,179)
MSHCQQQ	07/29/20	M	1.83%	Morgan Stanley Capital Services LLC	23,517,224 USD	(1,109)
MSHCSERV	07/29/20	M	1.48%	Morgan Stanley Capital Services LLC	7,536,298 USD	(19,325)
MSHCSPY	07/29/20	M	1.83%	Morgan Stanley Capital Services LLC	20,706,464 USD	685
Muenchener Rueckver AG REG	03/26/19	M	0.40%	Credit Suisse Securities (Europe) Limited	2,957,473 EUR	(21,383)
Multi-Color Corp.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	185,918 USD	8,692
Murphy USA, Inc.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	70,962 USD	372
MyoKardia, Inc.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	237,466 USD	(6,969)
Myriad Genetics, Inc.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	66,107 USD	189
NanoString Technologies, Inc.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	211,454 USD	(13,525)
National Bank Holdings Corp.	07/23/20	M	1.53%	Morgan Stanley Capital Services LLC	16,797,017 USD	70,780
National Beverage Corp.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	392,135 USD	(11,020)
National Vision Holdings, Inc.	07/23/20	M	1.00%	Morgan Stanley Capital Services LLC	253,669 USD	(10,535)
Natixis	03/26/19	M	0.70%	Credit Suisse Securities (Europe) Limited	45,555 EUR	2,336
Natixis	07/27/20	M	0.67%	JPMorgan Chase Bank, N.A.	611,400 EUR	31,348

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2018 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Natural Grocers by Vitamin C	07/23/20	M	1.15%	Morgan Stanley Capital Services LLC	23,892 USD	$(447)
Navient Corp.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	131,280 USD	7,614
Navigators Group, Inc.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	82,654 USD	11
Navistar International Corp.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	494,981 USD	34,675
NBT Bancorp, Inc.	07/23/20	M	1.53%	Morgan Stanley Capital Services LLC	2,881,186 USD	50,700
NCI Building Systems, Inc.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	304,213 USD	12,515
NCS Multistage Holdings, Inc.	07/23/20	M	1.25%	Morgan Stanley Capital Services LLC	119,016 USD	(2,646)
Nektar Therapeutics	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	435,967 USD	(13,369)
Nelnet, Inc.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	50,761 USD	(120)
Neophotonics Corp.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	87,728 USD	(6,469)
Neos Therapeutics, Inc.	07/23/20	M	0.50%	Morgan Stanley Capital Services LLC	204,795 USD	6,144
Nestle SA	03/26/19	M	1.08%	Credit Suisse Securities (Europe) Limited	200,433 CHF	(3,194)
Nestle SA REG	07/27/20	M	1.18%	JPMorgan Chase Bank, N.A.	1,871,892 CHF	(29,832)
Netflix, Inc.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	664,478 USD	(22,425)
Netgear, Inc.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	7,524 USD	45
Neurocrine Biosciences, Inc.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	289,331 USD	(6,732)
Nevro Corp.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	566,194 USD	19,450
New Relic, Inc.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	342,848 USD	5,505
New Senior Investment Group	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	305,046 USD	(8,504)
New York & Co.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	126,040 USD	2,829
New York Community Bancorp	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	163,999 USD	9,393
New York Times Co.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	108,866 USD	1,195

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2018 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Newfield Exploration Co.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	411,594 USD	$2,842
Newmont Mining Corp.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	187,261 USD	8,024
NewStar Financial, Inc.	07/23/20	M	1.93%	Morgan Stanley Capital Services LLC	— USD	—
NII Holdings, Inc.	07/23/20	M	0.10%	Morgan Stanley Capital Services LLC	128,509 USD	(23,013)
Nike, Inc.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	821,425 USD	6,842
Nine Energy Service, Inc.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	24,954 USD	1,499
NiSource, Inc.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	187,409 USD	4,621
NL Industries, Inc.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	27,001 USD	2,077
NMI Holdings, Inc.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	24,487 USD	161
NN Group NV	07/27/20	M	0.67%	JPMorgan Chase Bank, N.A.	1,943,000 EUR	24,963
NN Group NV	03/26/19	M	0.40%	Credit Suisse Securities (Europe) Limited	4,769,210 EUR	61,272
Noble Energy, Inc.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	15,844 USD	(374)
Noodles & Co.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	31,563 USD	1,010
Nordea Bank Abp	03/26/19	M	0.50%	Credit Suisse Securities (Europe) Limited	26,285,572 SEK	2,441
Nordson Corp.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	241,164 USD	9,063
Nordstrom, Inc.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	108,431 USD	952
Northern Trust Corp.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	109,122 USD	3,009
Northrop Grumman Corp.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	459,762 USD	(12,484)
Northwest Bancshares, Inc.	07/23/20	M	1.53%	Morgan Stanley Capital Services LLC	24,706,262 USD	499,600
Novocure Ltd.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	84,773 USD	(6,141)
Now, Inc.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	258,605 USD	4,000
NRG Energy, Inc.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	593,024 USD	(20,336)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2018 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Nu Skin Enterprises, Inc.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	119,878 USD	$39
Nuance Communications, Inc.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	121,075 USD	(3,525)
Nutanix, Inc.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	557,783 USD	38,521
Nutrisystem, Inc.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	233,355 USD	2,200
Nuvectra Corp.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	172,982 USD	3,671
NV5 Global, Inc.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	222,480 USD	3,996
Nvidia Corp.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	436,018 USD	(27,384)
NVR, Inc.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	388,375 USD	15,285
NXP Semiconductors N.V.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	480,621 USD	38,244
O’Reilly Automotive, Inc.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	294,211 USD	(2,400)
Oasis Petroleum, Inc.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	159,855 USD	(14,913)
Ocean Rig UDW, Inc.	07/23/20	M	0.25%	Morgan Stanley Capital Services LLC	54,534 USD	(1,273)
Ocular Therapeutix, Inc.	07/23/20	M	1.00%	Morgan Stanley Capital Services LLC	91,648 USD	(6,110)
Odonate Therapeutics, Inc.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	91,478 USD	6,966
Okta, Inc.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	412,993 USD	(10,364)
Ollie’s Bargain Outlet Holdings, Inc.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	249,929 USD	(8,772)
Omnicrom Group	01/27/20	M	1.92%	Credit Suisse Securities (Europe) Limited	1,718,368 USD	68,611
Omnova Solutions, Inc.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	104,581 USD	4,081
On Deck Capital, Inc.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	33,148 USD	(992)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2018 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
On Semiconductor Corp.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	319,237 USD	$11,770
ON Semiconductor Corp.	01/27/20	M	1.92%	Credit Suisse Securities (Europe) Limited	423,279 USD	11,958
OneMain Holdings, Inc.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	347,062 USD	11,399
Orange	03/26/19	M	0.40%	Credit Suisse Securities (Europe) Limited	1,224,947 EUR	3,100
Orange	07/27/20	M	0.77%	JPMorgan Chase Bank, N.A.	963,550 EUR	2,438
Orasure Technologies, Inc.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	58,086 USD	(454)
Ormat Technologies, Inc.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	461,171 USD	24,558
Orthopediatrics Corp.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	193,495 USD	(23,231)
Oshkosh Corp.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	314,305 USD	18,018
OSI Systems, Inc.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	210,612 USD	4,956
Outfront Media, Inc.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	205,135 USD	308
Owens Corning	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	130,672 USD	7,534
Owens Illinois, Inc.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	241,269 USD	8,010
PACCAR, Inc.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	68,926 USD	736
Pacific Biosciences of California	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	242,477 USD	(30,247)
Pacific Premier BanCorp, Inc.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	58,580 USD	1,478
Pacira Pharmaceuticals, Inc.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	297,184 USD	7,002
Palo Alto Networks, Inc.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	544,780 USD	8,436
Papa John’s International, Inc.	07/23/20	M	0.65%	Morgan Stanley Capital Services LLC	176,968 USD	(19,331)
Par Technology Corp.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	186,732 USD	(5,360)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2018 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Paratek Pharmaceuticals, Inc.	07/23/20	M	1.25%	Morgan Stanley Capital Services LLC	64,558 USD	$(335)
Parker Hannifin Corp.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	484,586 USD	14,829
Parsley Energy, Inc.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	321,465 USD	(4,526)
Party City Holdco, Inc.	07/23/20	M	1.25%	Morgan Stanley Capital Services LLC	116,137 USD	5,705
Patrick Industries, Inc.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	364,141 USD	13,618
Patterson UTI Energy, Inc.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	102,184 USD	4,366
Paycom Software, Inc.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	240,274 USD	(1,855)
Paylocity Holding Corp.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	99,174 USD	1,344
Paypal Holdings, Inc.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	490,294 USD	14,025
PDC Energy, Inc.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	89,920 USD	(166)
pdvWireless, Inc.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	99,730 USD	(7,428)
Pearson PLC	03/26/19	M	0.72%	Credit Suisse Securities (Europe) Limited	137,885 GBP	(1,384)
Pebblebrook Hotel Trust	09/17/20	M	1.84%	Deutsche Bank AG	2,576,752 USD	33,071
Pegasystems, Inc.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	80,329 USD	702
Penn National Gaming, Inc.	09/17/20	M	1.84%	Deutsche Bank AG	3,964,123 USD	(61,137)
Penn Real Estate Investment Trust	07/23/20	M	1.20%	Morgan Stanley Capital Services LLC	307,940 USD	2,902
Penn Virginia Corp.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	25,120 USD	(975)
PennyMac Financial Service, Inc.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	52,552 USD	1,348
Pentair PLC	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	9,827 USD	333
Penumbra, Inc.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	152,139 USD	343
People’s United Financial, Inc.	07/23/20	M	1.53%	Morgan Stanley Capital Services LLC	18,689,784 USD	427,136

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2018 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
PepsiCo., Inc.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	333,910 USD	$(1,378)
Performance Food Group Co.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	30,795 USD	92
Petiq, Inc.	07/23/20	M	0.60%	Morgan Stanley Capital Services LLC	202,386 USD	9,846
PetMed Express, Inc.	07/23/20	M	1.00%	Morgan Stanley Capital Services LLC	217,921 USD	17,715
PG&E Corp.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	548,744 USD	8,403
PGT Innovations, Inc.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	63,456 USD	147
Physicians Realty Trust	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	101,163 USD	(301)
Piedmont Office Realty Trust, Inc.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	27,658 USD	417
Pieris Pharmaceuticals, Inc.	07/23/20	M	1.00%	Morgan Stanley Capital Services LLC	197,656 USD	(9,236)
Pilgrim’s Pride Corp.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	280,091 USD	6,986
Pinnacle Financial Partners	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	119,203 USD	1,189
Pinnacle Foods, Inc.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	25,889 USD	872
Pioneer Natural Resources Co.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	180,064 USD	(397)
Piper Jaffray Cos.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	17,007 USD	591
Platform Specialty Products Corp.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	147,609 USD	3,693
PlayAGS, Inc.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	175,750 USD	1,642
PNC Financial Services Group, Inc.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	64,061 USD	597
Polaris Industries, Inc.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	113,660 USD	3,523
PolyOne Corporation	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	23,403 USD	188

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2018 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Portola Pharmaceuticals, Inc.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	635,770 USD	$20,324
Poste Italiane SpA	10/04/19	M	0.90%	Credit Suisse Securities (Europe) Limited	477,779 EUR	15,361
PPG Industries, Inc.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	704,284 USD	23,313
PQ Group Holdings, Inc.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	89,630 USD	900
PRA Group, Inc.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	144,377 USD	7,001
PRA Health Sciences, Inc.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	21,336 USD	69
Praxair, Inc.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	348,346 USD	8,723
Preferred Apartment Communities, Inc.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	156,538 USD	(2,350)
Preferred Bank	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	109,789 USD	3,904
Preferred Bank	07/23/20	M	1.53%	Morgan Stanley Capital Services LLC	14,786,945 USD	343,462
Primoris Services Corp.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	7,583 USD	38
Principal Financial Group	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	96,367 USD	630
Proassurance Corp.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	179,383 USD	2,945
Procter & Gamble Co.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	388,861 USD	6,169
Profire Energy, Inc.	07/23/20	M	3.00%	Morgan Stanley Capital Services LLC	23,975 USD	443
Progenics Pharmaceuticals, Inc.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	269,573 USD	5,888
Prologis, Inc.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	165,693 USD	(1,206)
Proofpoint, Inc.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	336,418 USD	(5,114)
Propetro Holding Corp.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	235,710 USD	10,852
Prosperity Bancshares, Inc.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	20,286 USD	36

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2018 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Prothena Corp. PLC	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	94,167 USD	$1,835
Proto Labs, Inc.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	116,404 USD	(1,350)
Provident Financial Services	07/23/20	M	1.53%	Morgan Stanley Capital Services LLC	5,157,193 USD	40,323
Prudential Financial, Inc.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	34,174 USD	(376)
PS Business Parks, Inc.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	83,079 USD	852
PTC Therapeutics, Inc.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	276,668 USD	(10,596)
PTC, Inc.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	52,217 USD	(559)
Public Storage	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	86,798 USD	500
PulteGroup, Inc.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	7,590 USD	357
Puma Biotechnology, Inc.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	763,474 USD	24,051
Pure Cycle Corp.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	74,232 USD	(323)
Pure Storage, Inc.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	323,645 USD	11,025
PVH Corp.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	548,795 USD	(10,467)
Pzena Investment Management, Inc.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	138,025 USD	(3,205)
Q2 Holdings, Inc.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	152,314 USD	2,392
QCR Holdings, Inc.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	24,106 USD	168
QEP Resources, Inc.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	53,798 USD	(1,116)
Qorvo, Inc.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	230,362 USD	4,997
QTS Realty Trust, Inc.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	424,256 USD	19,915
Quaker Chemical Corp.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	35,689 USD	(507)
Quanta Services, Inc.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	96,971 USD	2,139

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2018 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Quantenna Communications, Inc.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	209,249 USD	$4,657
Quanterix Corp.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	224,614 USD	(24,415)
QuinStreet, Inc.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	273,209 USD	(6,794)
Quorum Health Corp.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	131,967 USD	(33,343)
Quotient Technology, Inc.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	165,078 USD	(6,073)
Qurate Retail, Inc.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	432,414 USD	8,025
Ra Pharmaceuticals, Inc.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	232,772 USD	(24,775)
Radius Health, Inc.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	409,279 USD	2,353
Ralph Lauren Corp.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	295,316 USD	(3,305)
Ramco Gershenson Properties	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	30,171 USD	(89)
Range Resources Corp.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	86,211 USD	2,416
Raymond James Financial, Inc.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	216,717 USD	4,818
Raytheon Company	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	187,320 USD	(2,394)
RBC Bearings, Inc.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	198,976 USD	1,704
Re/Max Holdings, Inc.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	384,668 USD	(6,942)
Realogy Holdings Corp.	07/23/20	M	1.15%	Morgan Stanley Capital Services LLC	434,120 USD	(1,054)
RealPage, Inc.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	5,233 USD	(302)
Realty Income Corp.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	96,193 USD	(748)
Reata Pharmaceuticals, Inc.	07/23/20	M	0.75%	Morgan Stanley Capital Services LLC	69,776 USD	3,141
Recro Pharma, Inc.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	153,735 USD	(1,057)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2018 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Red Hat, Inc.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	449,501 USD	$(5,266)
Red Robin Gourmet Burgers	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	248,016 USD	(6,013)
Redwood Trust, Inc.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	267,649 USD	2,126
Regency Centers Corp.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	74,275 USD	292
Regeneron Pharmaceuticals	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	372,188 USD	(12,458)
REGENXBIO, Inc.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	178,963 USD	(10,920)
Regional Management Corp.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	4,521 USD	24
Regions Financial Corp.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	11,980 USD	511
Regions Financial Corp.	07/27/20	M	1.93%	Goldman Sachs International	2,802,451 USD	157,133
RELX PLC	07/27/20	M	0.42%	JPMorgan Chase Bank, N.A.	844,715 GBP	(45,033)
RELX PLC	03/26/19	M	0.22%	Credit Suisse Securities (Europe) Limited	8,011 GBP	(427)
RELX PLC	03/26/19	M	0.90%	Credit Suisse Securities (Europe) Limited	916,411 EUR	(45,140)
Restoration Hardware Holdings, Inc.	07/23/20	M	1.16%	Morgan Stanley Capital Services LLC	648,191 USD	26,025
Retail Opportunity Investments Corp.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	22,934 USD	(86)
Retail Properties of America, Inc.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	44,085 USD	1,468
REV Group Inc	07/23/20	M	0.55%	Morgan Stanley Capital Services LLC	205,640 USD	4,695
Revance Therapeutics, Inc.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	217,090 USD	2,162
Rexnord Corp.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	162,367 USD	4,795
Rhythm Pharmaceuticals, Inc.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	285,997 USD	22,971

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2018 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Rigel Pharmaceuticals, Inc.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	407,634 USD	$3,774
Rignet, Inc.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	83,829 USD	(7,624)
RLJ Lodging Trust	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	51,891 USD	1,420
Rocket Pharmaceuticals, Inc.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	197,462 USD	(10,208)
Rockwell Automation, Inc.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	193,014 USD	8,307
Rogers Corp.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	125,379 USD	2,219
Roku, Inc.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	361,876 USD	(2,763)
Rollins, Inc.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	25,093 USD	453
Roper Technologies, Inc.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	396,201 USD	7,277
Ross Stores, Inc.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	45,699 USD	(680)
Rowan Companies PLC	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	10,614 USD	(477)
Royal Caribbean Cruises Ltd	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	1,296 USD	(3)
RPC, Inc.	07/23/20	M	0.75%	Morgan Stanley Capital Services LLC	89,998 USD	1,127
RPM International, Inc.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	34,968 USD	95
Ryerson Holding Corp.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	370,341 USD	1,407
S & T Bancorp, Inc.	09/23/20	M	1.93%	Goldman Sachs International	2,134,138 USD	105,280
Safeguard Scientifics, Inc.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	134,969 USD	(2,327)
Safety Income & Growth, Inc.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	61,955 USD	371
Sage Therapeutics, Inc.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	496,195 USD	12,555

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2018 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
SailPoint Technologies Holdings, Inc.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	228,612 USD	$(6,874)
Sainsbury PLC	03/26/19	M	0.72%	Credit Suisse Securities (Europe) Limited	1,352,153 GBP	(42,630)
Salesforce.com, Inc.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	152,933 USD	423
Salesforce.com, Inc.	01/27/20	M	1.92%	Credit Suisse Securities (Europe) Limited	328,458 USD	(7,413)
Sally Beauty Holdings, Inc.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	319,134 USD	(521)
Sanderson Farms, Inc.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	165,991 USD	(5,190)
Sandy Spring Bancorp, Inc.	07/23/20	M	1.53%	Morgan Stanley Capital Services LLC	5,363,776 USD	52,835
Sangamo Therapeutics, Inc.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	574,670 USD	(43,784)
Santander Consumer USA Holdings, Inc.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	24,453 USD	164
Sarepta Therapeutics, Inc.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	398,878 USD	(32,839)
Saul Centers, Inc.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	110,733 USD	(4,571)
Schlumberger Ltd.	01/27/20	M	1.92%	Credit Suisse Securities (Europe) Limited	95,057 USD	327
Schwab (Charles) Corp.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	345,471 USD	16,657
Science Applications International Corp.	09/17/20	M	1.84%	Deutsche Bank AG	341,231 USD	(5,026)
Scientific Games Corp.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	509,407 USD	16,495
Scotts Miracle Gro Co.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	428,761 USD	(632)
Seattle Genetics, Inc.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	257,472 USD	3,979
Seaworld Entertainment, Inc.	07/23/20	M	1.20%	Morgan Stanley Capital Services LLC	189,120 USD	(7,474)
SEI Investments Company	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	29,451 USD	306

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2018 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Select Energy Services, Inc.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	254,323 USD	$9,307
Select Income REIT	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	37,982 USD	(874)
Selecta Biosciences, Inc.	07/23/20	M	1.30%	Morgan Stanley Capital Services LLC	239,179 USD	1,528
Sempra Energy	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	421,721 USD	3,462
Semtech Corp.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	219,369 USD	6,365
Sendgrid, Inc.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	315,149 USD	(11,252)
Sensata Technologies Holding	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	170,590 USD	7,125
Sensient Technologies Corp.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	13,451 USD	(15)
Seres Therapeutics, Inc.	07/23/20	M	0.70%	Morgan Stanley Capital Services LLC	160,925 USD	(2,367)
Seritage Growth Properties	07/23/20	M	1.55%	Morgan Stanley Capital Services LLC	1,828 USD	71
Service Corporation International	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	113,280 USD	(712)
Servicemaster Global Holding	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	247,164 USD	(5,794)
ServiceNow, Inc.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	395,921 USD	(7,273)
Shake Shack, Inc.	07/23/20	M	1.00%	Morgan Stanley Capital Services LLC	219,183 USD	(16,916)
Sherwin Williams Co.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	996,657 USD	17,500
ShotSpotter, Inc	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	394,628 USD	3,414
Shutterfly, Inc.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	473,063 USD	19,081
SI Green Realty Corp.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	64,649 USD	962
Sienna Biopharmaceuticcals, Inc.	07/23/20	M	0.38%	Morgan Stanley Capital Services LLC	10,948 USD	426
Sientra, Inc.	07/23/20	M	1.00%	Morgan Stanley Capital Services LLC	317,265 USD	5,679
Signature Bank	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	235,273 USD	2,607

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2018 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Signet Jewelers Ltd.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	252,627 USD	$2,028
Silicon Laboratories, Inc.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	98,225 USD	2,018
Simply Good Foods Co.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	139,070 USD	(10,870)
Sirius XM Holdings, Inc.	09/17/20	M	1.84%	Deutsche Bank AG	342,379 USD	2,963
Siteone Landscape Supply, Inc.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	456,114 USD	29,463
Skandinaviska Enskilda Banken AB	03/26/19	M	0.50%	Credit Suisse Securities (Europe) Limited	12,004,210 SEK	(11,530)
Skechers USA, Inc.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	822,095 USD	(28,597)
Sky PLC	03/26/19	M	1.12%	Credit Suisse Securities (Europe) Limited	125,563 GBP	(154)
Skyline Champion Corp	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	338,505 USD	14,807
Skyworks Solutions, Inc.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	75,501 USD	1,391
Sleep Number Corp.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	298,043 USD	(1,714)
SLM Corp.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	177,908 USD	4,447
SM Energy Co.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	82,437 USD	238
Smart & Final Stores, Inc.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	226,324 USD	26,317
Smart Global Holdings, Inc.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	562,578 USD	19,737
Snap-on, Inc.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	12,301 USD	(1)
Solaris Oilfield Infrastructure, Inc.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	314,379 USD	(26,170)
Solvay SA	03/26/19	M	0.40%	Credit Suisse Securities (Europe) Limited	712,747 EUR	7,103
Sothebys	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	348,509 USD	(1,429)
South State Corp.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	18,037 USD	(85)
Southern Copper Corp.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	7,637 USD	88

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2018 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Southwest Airlines Co.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	206,166 USD	$2,204
Southwestern Energy Co.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	367,799 USD	40,938
Spark Therapeutics, Inc.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	678,714 USD	11,622
Spartan Motors, Inc.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	99,248 USD	3,859
SPARTON CORP	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	239,652 USD	3,332
SPDR S&P 500 ETF Trust	08/19/20	M	1.97%	Goldman Sachs International	31,637,150 USD	60,888
SPDR S&P Regional Banking ETF	07/23/20	M	1.25%	Morgan Stanley Capital Services LLC	13,313,451 USD	304,668
Spectrum Brands Holdings, Inc.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	667,020 USD	44,378
Spectrum Pharmaceuticals, Inc.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	438,542 USD	79,006
Spero Therapeutics, Inc.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	66,317 USD	(1,682)
Spirit Aerosystems Hold	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	266,305 USD	4,771
Spirit Airlines, Inc.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	199,490 USD	5,316
Splunk, Inc.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	333,695 USD	(12,712)
Sportsman’s Warehouse Holding, Inc.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	216,141 USD	8,858
Sprouts Farmers Market, Inc.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	211,735 USD	1,172
SPX Corp.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	208,147 USD	8,187
SPX Flow, Inc.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	124,507 USD	3,451
Square, Inc.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	415,912 USD	(62,801)
St. Joe Co.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	76,300 USD	1,557
Stamps.com, Inc.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	466,750 USD	(127)
Stanley Black & Decker, Inc.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	434,403 USD	19,099

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2018 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Starbucks Corp.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	62,678 USD	$666
Starwood Property Trust, Inc.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	157,755 USD	2,596
State Street Corp.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	381,505 USD	21,083
Steel Dynamics, Inc.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	34,139 USD	518
Stemline Therapeutics, Inc.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	69,442 USD	2,810
Stepan Co.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	16,891 USD	11
Stericycle, Inc.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	391,384 USD	17,886
Sterling BanCorp	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	73,689 USD	3,509
Sterling Construction Co.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	275,119 USD	(4,193)
Steven Madden, Ltd.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	237,111 USD	14,296
Stifel Financial Corp.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	195,971 USD	12,358
Stoneridge, Inc.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	60,552 USD	(404)
Storebrand ASA	03/25/19	M	0.99%	Credit Suisse Securities (Europe) Limited	5,037,902 NOK	8,067
Storebrand ASA	07/27/20	M	0.68%	JPMorgan Chase Bank, N.A.	14,732,000 NOK	23,591
Strategic Education, Inc.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	22,445 USD	(165)
Summit Hotel Properties, Inc.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	44,015 USD	(593)
Sun Hydraulics Corp.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	204,950 USD	10,098
Superior Energy Services, Inc.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	306,573 USD	(7,084)
Supernus Pharmaceuticals, Inc.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	205,722 USD	(6,100)
SuperValu, Inc.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	588,222 USD	562
SVB Financial Group	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	62,660 USD	494
Swatch Group AG	03/26/19	M	1.33%	Credit Suisse Securities (Europe) Limited	125,069 CHF	972

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2018 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Switch, Inc.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	322,569 USD	$7,868
Symantec Corp.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	297,470 USD	(5,409)
Synaptics, Inc.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	172,328 USD	5,404
Synchrony Financial	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	177,394 USD	4,527
Syndax Pharmaceuticals, Inc.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	37,939 USD	(7,341)
Synlogic, Inc.	07/23/20	M	1.00%	Morgan Stanley Capital Services LLC	517 USD	(38)
Synnex Corp.	09/17/20	M	1.84%	Deutsche Bank AG	2,052,228 USD	184,762
Synovus Financial Corp.	09/17/20	M	1.84%	Deutsche Bank AG	3,922,310 USD	153,106
Syros Pharmaceuticals, Inc.	07/23/20	M	1.30%	Morgan Stanley Capital Services LLC	225,912 USD	16,487
T-Mobile US, Inc.	09/17/20	M	1.84%	Deutsche Bank AG	17,032,731 USD	(273,727)
T2 Biosystems, Inc.	07/23/20	M	0.75%	Morgan Stanley Capital Services LLC	92,929 USD	(16,616)
Tableau Software, Inc.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	227,712 USD	(2,249)
Tabula Rasa Healthcare, Inc.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	73,722 USD	(2,515)
Take Two Interactive Software, Inc.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	405,939 USD	(17,414)
Takeda Pharmaceutical Co. Ltd.	09/20/20	M	0.40%	Deutsche Bank AG	1,030,808,508 JPY	(284,897)
Takeda Pharmaceutical Co. Ltd.	10/28/19	M	0.50%	Credit Suisse Securities (Europe) Limited	57,251,900 JPY	(13,785)
Tandem Diabetes Care, Inc.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	290,198 USD	5,098
Tanger Factory Outlet Center, Inc.	07/23/20	M	1.25%	Morgan Stanley Capital Services LLC	172,979 USD	1,425
Tapestry, Inc.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	270,181 USD	(1,126)
Target Corp.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	74,975 USD	(709)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2018 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
TD Ameritrade Holding Corp.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	99,843 USD	$4,590
TechnipFMC PLC	03/26/19	M	0.90%	Credit Suisse Securities (Europe) Limited	5,773 EUR	(188)
TechnipFMC PLC	07/27/20	M	0.77%	JPMorgan Chase Bank, N.A.	49,188 EUR	(1,603)
Teladoc, Inc.	07/23/20	M	1.25%	Morgan Stanley Capital Services LLC	142,508 USD	(13,613)
Telaria, Inc.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	122,195 USD	3,447
Tele2 AB	03/26/19	M	0.50%	Credit Suisse Securities (Europe) Limited	7,285,699 SEK	40,424
Tele2 AB	07/27/20	M	0.81%	JPMorgan Chase Bank, N.A.	22,510,000 SEK	124,896
Tele2 AB	09/17/20	M	0.81%	Deutsche Bank AG	37,144,426 SEK	206,094
Telefonica S.A.	07/27/20	M	0.67%	JPMorgan Chase Bank, N.A.	797,751 EUR	4,461
Telefonica S.A.	03/26/19	M	0.40%	Credit Suisse Securities (Europe) Limited	1,918,143 EUR	10,727
Telenor ASA	03/25/19	M	0.99%	Credit Suisse Securities (Europe) Limited	4,446,818 NOK	17,453
Telia Co. AB	03/26/19	M	0.80%	Credit Suisse Securities (Europe) Limited	4,747,549 SEK	5,440
Tempur Sealy International, Inc.	07/23/20	M	1.05%	Morgan Stanley Capital Services LLC	515,160 USD	8,907
Tenet Healthcare Corp.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	8,421 USD	(89)
Tennant Co.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	18,176 USD	(812)
Tenneco, Inc.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	35,426 USD	(13)
Teradata Corp.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	131,648 USD	3,434
Teradyne, Inc.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	285,745 USD	9,504
Terex Corp.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	479,206 USD	23,195
Terraform Power, Inc.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	70,235 USD	1,836
Tesaro, Inc.	07/23/20	M	1.25%	Morgan Stanley Capital Services LLC	765,161 USD	(26,586)
Tesla, Inc.	07/23/20	M	0.25%	Morgan Stanley Capital Services LLC	856,622 USD	98,321
Texas Capital Bancshares, Inc.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	117,164 USD	4,925

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2018 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Texas Instruments, Inc.	01/27/20	M	1.92%	Credit Suisse Securities (Europe) Limited	1,001,845 USD	$12,309
Textron, Inc.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	165,321 USD	797
TG Therapeutics, Inc.	07/23/20	0	0.00%	Morgan Stanley Capital Services LLC	574,280 USD	100,968
Theravance Biopharma, Inc.	07/23/20	M	0.65%	Morgan Stanley Capital Services LLC	202,786 USD	(25,348)
Thermo Fisher Scientific, Inc.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	7,322 USD	(1)
Third Point Reinsurance Ltd	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	102,081 USD	3,047
Thor Industries, Inc.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	294,970 USD	14,491
Tiffany & Co.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	115,609 USD	(2,269)
Tilly’s, Inc.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	178,186 USD	(627)
Timkensteel Corp.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	176,026 USD	(4,362)
Titan International, Inc.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	317,853 USD	5,886
Titan Machinery, Inc.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	76,738 USD	9,905
Tivity Health, Inc.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	123,775 USD	4,723
Tocagen, Inc.	07/23/20	M	0.25%	Morgan Stanley Capital Services LLC	90,791 USD	(13,132)
Tompkins Financial Corp.	07/23/20	M	1.53%	Morgan Stanley Capital Services LLC	3,724,451 USD	118,751
Topbuild Corp.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	110,092 USD	8,725
Toro Co.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	86,665 USD	3,067
Total System Services, Inc.	07/27/20	M	1.93%	Goldman Sachs International	4,909,330 USD	(44,653)
Town Sports International Holdings, Inc.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	62,938 USD	719

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2018 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
TPI Composites, Inc.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	238,149 USD	$(2,442)
Tractor Supply Company	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	75,763 USD	(758)
Trade Desk, Inc.	07/23/20	M	1.00%	Morgan Stanley Capital Services LLC	613,579 USD	(37,447)
Transunion	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	86,892 USD	877
Travelzoo	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	52,611 USD	(430)
Treehouse Foods, Inc.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	372,640 USD	26,063
Trex Company, Inc.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	460,855 USD	15,371
Trimble, Inc.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	132,194 USD	(12)
Trinet Group, Inc.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	105,663 USD	(7,258)
TripAdvisor, Inc.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	687,109 USD	(14,388)
TriState Capital Holdings, Inc.	09/23/20	M	1.93%	Goldman Sachs International	1,184,772 USD	35,397
Triumph Group, Inc.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	468,189 USD	418
Tronc, Inc.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	87,012 USD	1,312
Tronox Ltd.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	468,774 USD	46,413
TrueCar, Inc.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	442,481 USD	(3,798)
TrustCo Bank Corp.	07/23/20	M	1.53%	Morgan Stanley Capital Services LLC	11,018,301 USD	95,534
Trustmark Corp.	07/23/20	M	1.53%	Morgan Stanley Capital Services LLC	8,091,228 USD	154,933
Twenty First Century Fox, Inc.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	202,984 USD	(6,613)
Twilio, Inc.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	428,944 USD	(11,688)
Twin Disc, Inc.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	70,779 USD	(714)
Twitter, Inc.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	429,534 USD	869
Twitter, Inc.	01/27/20	M	1.92%	Credit Suisse Securities (Europe) Limited	179,949 USD	253
UBI Banca SpA	10/04/19	M	0.40%	Credit Suisse Securities (Europe) Limited	1,434,099 EUR	136,248

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2018 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
UBI Banca SpA	07/27/20	M	0.67%	JPMorgan Chase Bank, N.A.	359,714 EUR	$34,175
UDR, Inc.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	168,136 USD	1,524
Ulta Beauty, Inc.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	518,301 USD	(2,492)
Ultimate Software Group, Inc.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	63,119 USD	(352)
Ultra Clean Holdings, Inc.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	237,097 USD	19,266
Ultragenyx Pharmaceutical, Inc.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	259,473 USD	24,880
UMB Financial Corp.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	54,805 USD	—
UMH Properties, Inc.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	6,397 USD	—
Under Armour, Inc.	07/23/20	M	1.20%	Morgan Stanley Capital Services LLC	741,219 USD	(23,422)
Unilever PLC	03/26/19	M	0.72%	Credit Suisse Securities (Europe) Limited	147,921 GBP	2,394
United Continental Holdings, Inc.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	416,440 USD	3,202
United Rentals, Inc.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	692,462 USD	19,248
United States Steel Corp.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	449,010 USD	(20,809)
United Technologies Corp.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	62,465 USD	110
United Technologies Corp.	09/17/20	M	1.84%	Deutsche Bank AG	8,766,336 USD	140,059
Univar, Inc.	09/17/20	M	1.84%	Deutsche Bank AG	1,475,572 USD	11,281
Universal Display Corp.	07/23/20	M	0.90%	Morgan Stanley Capital Services LLC	745,476 USD	20,627
Universal Electronics Inc	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	435,406 USD	8,144
Universal Health Realty Income	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	48,538 USD	(2,284)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2018 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Universal Stainless & Alloy Products, Inc.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	44,151 USD	$2,544
Univest Corporation of Pennsylvania	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	35,616 USD	1,046
Unum Group	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	418,302 USD	14,748
Urban Edge Properties	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	145,967 USD	593
Urban Outfitters, Inc.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	156,528 USD	(692)
US BANCORP	07/23/20	M	1.53%	Morgan Stanley Capital Services LLC	9,159,967 USD	193,532
US BanCorp.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	11,823 USD	(7)
US Concrete, Inc.	07/23/20	M	1.25%	Morgan Stanley Capital Services LLC	544,246 USD	61,033
US Foods Holding Corp.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	228,930 USD	3,420
US Silica Holdings, Inc.	07/23/20	M	1.30%	Morgan Stanley Capital Services LLC	159,449 USD	7,811
USA Technologies, Inc.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	212,375 USD	36,011
Usana Health Sciences, Inc.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	89,352 USD	386
Valmont Industries	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	78,962 USD	(1,091)
Valvoline, Inc.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	19,417 USD	123
Varonis Systems, Inc.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	149,893 USD	(3,419)
Vectrus, Inc.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	325,537 USD	3,220
Ventas, Inc.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	185,523 USD	5,362
Vera Bradley, Inc.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	18,080 USD	164
Verastem, Inc.	07/23/20	M	0.75%	Morgan Stanley Capital Services LLC	296,297 USD	47,956
Vericel Corp.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	181,410 USD	(92)
Verisign, Inc.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	14,844 USD	(48)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2018 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Vertex Pharmaceuticals, Inc.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	335,320 USD	$(19,514)
VF Corp.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	578,621 USD	(8,899)
Viasat, Inc.	07/23/20	M	0.80%	Morgan Stanley Capital Services LLC	90,344 USD	(1,552)
Viavi Solutions, Inc.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	213,199 USD	(1,706)
Vicor Corp.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	340,507 USD	21,267
Viking Therapeutics, Inc.	07/23/20	M	1.15%	Morgan Stanley Capital Services LLC	68,325 USD	6,136
Virtu Financial, Inc.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	387,505 USD	26,481
Virtus Investment Partners	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	101,376 USD	6,622
Visa, Inc.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	246,835 USD	87
Visteon Corp.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	393,922 USD	21,486
Vistra Energy Corp.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	564,239 USD	(24,621)
VMware, Inc.	07/23/20	M	1.25%	Morgan Stanley Capital Services LLC	416,409 USD	(9,322)
Vornado Realty Trust	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	193,701 USD	3,682
Voya Financial, Inc.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	28,937 USD	476
Voyager Therapeutics, Inc.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	375,071 USD	(14,548)
Vulcan Materials Co.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	475,187 USD	15,820
W&T Offshore, Inc.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	62,056 USD	(11,922)
Wabash National Corp.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	88,569 USD	5,331
Wabco Holdings, Inc.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	593,304 USD	10,562
Wabtec Corp.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	295,334 USD	1,880
Waddell & Reed Financial	07/23/20	M	1.53%	Morgan Stanley Capital Services LLC	9,710,612 USD	10,974

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2018 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Waddell & Reed Financial, Inc.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	167,724 USD	$—
Wageworks, Inc.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	476,460 USD	(30,854)
Walgreens Boots Alliance, Inc.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	199,601 USD	292
Walker & Dunlop, Inc.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	34,535 USD	798
Walmart Stores, Inc.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	237,900 USD	3,970
Walt Disney Co.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	61,671 USD	(424)
Walt Disney Co.	01/27/20	M	1.92%	Credit Suisse Securities (Europe) Limited	4,752,858 USD	(275,094)
Washington Federal, Inc.	07/23/20	M	1.53%	Morgan Stanley Capital Services LLC	19,251,529 USD	375,781
Washington Prime Group, Inc.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	308,573 USD	4,170
Washington REIT	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	94,737 USD	825
Waste Management, Inc.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	80,822 USD	764
Waters Corp.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	107,443 USD	758
Wave Life Sciences Ltd.	07/23/20	M	0.50%	Morgan Stanley Capital Services LLC	20,387 USD	1,787
Wayfair, Inc.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	398,596 USD	(39,541)
Weatherford International PLC	07/23/20	M	1.35%	Morgan Stanley Capital Services LLC	547,287 USD	(16,648)
Webster Financial Corp.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	25,704 USD	57
Weight Watchers International, Inc.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	430,296 USD	(12,082)
Weingarten Realty Investors	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	38,553 USD	103
Welbilt, Inc.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	507,076 USD	26,251
Wells Fargo & Co.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	22,717 USD	274

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2018 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Welltower, Inc.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	117,516 USD	$1,161
Wesco Aircraft Holdings, Inc.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	72,674 USD	640
Westamerica Bancorporation	07/23/20	M	1.35%	Morgan Stanley Capital Services LLC	11,998,077 USD	185,537
Western Alliance Bancorp	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	46,143 USD	915
Westlake Chemical Corp.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	225,183 USD	6,022
Westwood Holdings Group, Inc.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	86,427 USD	(134)
WEX, Inc.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	37,826 USD	(519)
Weyerhaeuser Co.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	23,767 USD	532
Whiting Petroleum Corp.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	104,007 USD	(5,892)
WideOpenWest, Inc.	07/23/20	M	1.05%	Morgan Stanley Capital Services LLC	269,142 USD	5,584
WildHorse Resource Development Corp.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	61,932 USD	(5,537)
Willdan Group, Inc.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	81,017 USD	(11,184)
Willscot Corp.	07/23/20	M	0.50%	Morgan Stanley Capital Services LLC	500,817 USD	(48)
Windstream Holdings, Inc.	07/23/20	M	0.30%	Morgan Stanley Capital Services LLC	63,336 USD	385
Winnebago Industries	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	220,173 USD	18,223
wintrust Financial Corp.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	52,769 USD	616
WisdomTree Investments, Inc.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	368,878 USD	(13,061)
Wolverine Worldwide, Inc.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	289,318 USD	(1,136)
Woodward, Inc.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	240,071 USD	1,292

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2018 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Workday, Inc.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	379,188 USD	$(18,023)
World Acceptance Corp.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	141,810 USD	2,520
World Fuel Services Corp.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	69,938 USD	1,845
Worldpay, Inc.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	191,192 USD	(4,158)
WPP PLC	03/26/19	M	0.72%	Credit Suisse Securities (Europe) Limited	839,480 GBP	20,675
WPP PLC	07/27/20	M	0.37%	JPMorgan Chase Bank, N.A.	496,925 GBP	12,264
WPX Energy, Inc.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	144,643 USD	(13,178)
WR Grace & Co.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	309,243 USD	6,325
Wright Medical Group NV	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	9,093 USD	(106)
WSFS FIinancial Corp.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	20,013 USD	210
WW Grainger, Inc.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	125,205 USD	(603)
Wyndham Hotels & Resorts, Inc.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	58,446 USD	(291)
Wynn Resorts Ltd.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	555,946 USD	37,668
XPO Logistics, Inc.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	289,073 USD	(2,289)
Xylem, Inc.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	406,800 USD	4,894
Yelp, Inc.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	446,175 USD	6,229
Yext, Inc.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	110,855 USD	4,797
York Water Co.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	93,840 USD	(1,251)
YRC Worldwide, Inc.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	514,477 USD	21,412
Yum China Holdings, Inc.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	356,955 USD	904
Zafgen, Inc.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	159,867 USD	(13,495)
ZAGG, Inc.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	470,278 USD	23,353

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2018 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Zayo Group Holdings, Inc.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	35,060 USD	$409
Zebra Technologies Corp.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	139,204 USD	(1,376)
Zendesk, Inc.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	201,112 USD	(8,409)
Zillow Group, Inc.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	207,428 USD	(7,428)
Zions Bancorporation	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	50,345 USD	496
Zogenix, Inc.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	334,049 USD	(2,636)
Zumiez, Inc.	07/23/20	M	1.68%	Morgan Stanley Capital Services LLC	10,875 USD	677
Zurich Insurance Group AG	03/26/19	M	0.78%	Credit Suisse Securities (Europe) Limited	2,007,687 CHF	(17,942)

Total Sells						$10,403,599

Total OTC Total Return Swaps Outstanding						$1,712,966

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2018 (Unaudited)

Centrally Cleared Interest Rate Swaps Outstanding at September 30, 2018
The Fund Pays/ Receives Floating Rate	Floating Rate Index	Fixed Rate		Pay/ Receive Payment Freqency	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Pays	6-Month CHF LIBOR	(0.50%	)	6M/1Y	12/19/2020	Goldman Sachs International	32,953,000 CHF	$(41,056)	$(38,213)	$(2,843)
Pays	6-Month EUR EURIBOR	1.00%		6M/1Y	12/19/2028	Goldman Sachs International	103,026,000 EUR	(386,635)	(718,081)	331,446
Pays	6-Month GBP LIBOR	1.00%		6M/6M	12/19/2020	Goldman Sachs International	945,839,000 GBP	(5,258,504)	(4,752,027)	(506,477)
Pays	3-Month SEK STIBOR	1.25%		3M/1Y	12/19/2028	Goldman Sachs International	2,578,388,000 SEK	(1,920,782)	43,779	(1,964,561)
Pays	6-Month NOK NIBOR	1.50%		6M/1Y	12/19/2020	Goldman Sachs International	11,914,034,000 NOK	(3,751,797)	(2,597,718)	(1,154,079)
Pays	3-Month USD LIBOR	1.90%		3M/6M	09/25/2024	Morgan Stanley & Co. LLC	5,029,000 USD	(326,842)	—	(326,842)
Pays	3-Month USD LIBOR	1.93%		3M/6M	09/25/2024	Morgan Stanley & Co. LLC	1,157,000 USD	(73,354)	23	(73,377)
Pays	3-Month USD LIBOR	1.98%		3M/6M	07/25/2024	Morgan Stanley & Co. LLC	3,506,000 USD	(207,357)	—	(207,357)
Pays	3-Month USD LIBOR	1.98%		3M/6M	09/25/2024	Morgan Stanley & Co. LLC	5,839,000 USD	(354,494)	—	(354,494)
Pays	3-Month USD LIBOR	1.99%		3M/6M	06/26/2024	Morgan Stanley & Co. LLC	2,320,000 USD	(134,240)	(11,818)	(122,422)
Pays	3-Month USD LIBOR	1.99%		3M/6M	05/25/2024	Morgan Stanley & Co. LLC	2,597,000 USD	(147,603)	(12,569)	(135,034)
Pays	3-Month USD LIBOR	1.99%		3M/6M	09/25/2024	Morgan Stanley & Co. LLC	4,571,000 USD	(274,252)	—	(274,252)
Pays	3-Month USD LIBOR	2.03%		3M/6M	05/25/2024	Morgan Stanley & Co. LLC	2,130,000 USD	(116,759)	(11,027)	(105,732)
Pays	3-Month USD LIBOR	2.07%		3M/6M	05/25/2024	Morgan Stanley & Co. LLC	3,462,000 USD	(182,827)	—	(182,827)
Pays	3-Month USD LIBOR	2.08%		3M/6M	05/25/2024	Morgan Stanley & Co. LLC	2,097,000 USD	(107,576)	(10,927)	(96,649)
Pays	3-Month USD LIBOR	2.09%		3M/6M	08/25/2024	Morgan Stanley & Co. LLC	1,515,000 USD	(80,298)	(619)	(79,679)
Pays	3-Month USD LIBOR	2.13%		3M/6M	05/25/2024	Morgan Stanley & Co. LLC	1,263,000 USD	(62,519)	(7,155)	(55,364)
Pays	3-Month USD LIBOR	2.13%		3M/6M	04/25/2024	Morgan Stanley & Co. LLC	6,446,000 USD	(314,473)	(35,440)	(279,033)
Pays	3-Month USD LIBOR	2.17%		3M/6M	04/25/2024	Morgan Stanley & Co. LLC	2,609,000 USD	(121,757)	—	(121,757)
Pays	3-Month USD LIBOR	2.20%		3M/6M	11/27/2024	Morgan Stanley & Co. LLC	4,794,000 USD	(240,809)	—	(240,809)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2018 (Unaudited)

The Fund Pays/ Receives Floating Rate	Floating Rate Index	Fixed Rate	Pay/ Receive Payment Freqency	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Pays	3-Month USD LIBOR	2.20%	3M/6M	11/27/2024	Morgan Stanley & Co. LLC	5,689,000 USD	$(285,606)	$—	$(285,606)
Pays	3-Month USD LIBOR	2.20%	3M/6M	01/30/2024	Morgan Stanley & Co. LLC	5,926,500 USD	(258,221)	2,069	(260,290)
Pays	3-Month USD LIBOR	2.22%	3M/6M	03/27/2024	Morgan Stanley & Co. LLC	2,599,000 USD	(111,947)	351	(112,298)
Pays	3-Month USD LIBOR	2.22%	3M/6M	11/27/2024	Morgan Stanley & Co. LLC	4,569,000 USD	(224,490)	(1,502)	(222,988)
Pays	3-Month USD LIBOR	2.24%	3M/6M	11/27/2024	Morgan Stanley & Co. LLC	3,288,000 USD	(158,033)	(181)	(157,852)
Pays	3-Month CAD- BA-CDOR	2.25%	3M/6M	12/19/2020	Goldman Sachs International	1,447,677,000 CAD	(8,327,114)	(6,685,077)	(1,642,037)
Pays	3-Month USD LIBOR	2.25%	3M/6M	12/27/2024	Morgan Stanley & Co. LLC	1,201,000 USD	(57,148)	(582)	(56,566)
Pays	3-Month USD LIBOR	2.26%	3M/6M	04/26/2024	Morgan Stanley & Co. LLC	3,000,000 USD	(126,806)	—	(126,806)
Pays	3-Month USD LIBOR	2.28%	3M/6M	12/27/2024	Morgan Stanley & Co. LLC	3,310,000 USD	(152,143)	(1,411)	(150,732)
Pays	3-Month USD LIBOR	2.31%	3M/6M	12/27/2024	Morgan Stanley & Co. LLC	770,000 USD	(34,234)	(580)	(33,654)
Pays	3-Month USD LIBOR	2.33%	3M/6M	01/25/2025	Morgan Stanley & Co. LLC	4,857,000 USD	(212,571)	—	(212,571)
Pays	3-Month USD LIBOR	2.75%	3M/6M	12/19/2020	Goldman Sachs International	1,092,034,000 USD	(6,902,488)	(5,377,694)	(1,524,794)
Pays	3-Month USD LIBOR	2.75%	3M/6M	04/25/2025	Morgan Stanley & Co. LLC	1,792,000 USD	(34,326)	(118)	(34,208)
Pays	3-Month USD LIBOR	2.83%	3M/6M	02/26/2025	Morgan Stanley & Co. LLC	3,384,000 USD	(52,426)	—	(52,426)
Pays	3-Month USD LIBOR	2.84%	3M/6M	03/26/2025	Morgan Stanley & Co. LLC	3,870,000 USD	(57,978)	—	(57,978)
Pays	3-Month USD LIBOR	2.87%	3M/6M	04/25/2025	Morgan Stanley & Co. LLC	2,883,000 USD	(38,391)	—	(38,391)
Pays	3-Month USD LIBOR	2.87%	3M/6M	08/28/2025	Morgan Stanley & Co. LLC	4,099,000 USD	(52,342)	—	(52,342)
Pays	3-Month USD LIBOR	2.91%	3M/6M	07/25/2025	Morgan Stanley & Co. LLC	232,000 USD	(2,445)	(7)	(2,438)
Pays	3-Month USD LIBOR	2.92%	3M/6M	08/28/2025	Morgan Stanley & Co. LLC	3,185,000 USD	(30,895)	—	(30,895)
Pays	3-Month USD LIBOR	2.94%	3M/6M	06/25/2025	Morgan Stanley & Co. LLC	6,516,000 USD	(54,712)	—	(54,712)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2018 (Unaudited)

The Fund Pays/ Receives Floating Rate	Floating Rate Index	Fixed Rate		Pay/ Receive Payment Freqency	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Pays	3-Month USD LIBOR	2.98%		3M/6M	09/25/2025	Morgan Stanley & Co. LLC	1,213,000 USD	$(7,495)	$—	$(7,495)
Pays	3-Month USD LIBOR	3.00%		3M/6M	06/25/2025	Morgan Stanley & Co. LLC	2,272,000 USD	(10,529)	—	(10,529)
Pays	6-Month AUD- BBR- BBSW	3.00%		6M/6M	12/19/2028	Goldman Sachs International	210,113,000 AUD	1,826,711	822,509	1,004,202
Pays	3-Month NZD- BBR-FRA	3.00%		3M/6M	12/19/2028	Goldman Sachs International	429,414,000 NZD	1,725,362	2,360,674	(635,312)
Pays	3-Month USD LIBOR	3.02%		3M/6M	06/25/2025	Morgan Stanley & Co. LLC	6,760,000 USD	(23,059)	(4,952)	(18,107)
Pays	3-Month USD LIBOR	3.03%		3M/6M	06/25/2028	Morgan Stanley & Co. LLC	1,000,000 USD	(6,698)	(2,804)	(3,894)
Pays	28-Day MXN TIIE- Banxico	7.83%		28D/28D	09/13/2023	Credit Suisse Securities (USA) LLC	184,815,508 MXN	(31,590)	—	(31,590)
Pays	28-Day MXN TIIE- Banxico	7.86%		28D/28D	09/13/2023	Credit Suisse Securities (USA) LLC	186,872,404 MXN	(21,505)	—	(21,505)
Pays	28-Day MXN TIIE- Banxico	7.87%		28D/28D	09/13/2023	Credit Suisse Securities (USA) LLC	141,782,000 MXN	(13,148)	—	(13,148)
Pays	28-Day MXN TIIE- Banxico	7.89%		28D/28D	09/13/2023	Credit Suisse Securities (USA) LLC	131,891,631 MXN	(4,865)	—	(4,865)
Pays	28-Day MXN TIIE- Banxico	7.91%		28D/28D	09/13/2023	Credit Suisse Securities (USA) LLC	115,302,198 MXN	899	—	899
Pays	28-Day MXN TIIE- Banxico	7.92%		28D/28D	09/13/2023	Credit Suisse Securities (USA) LLC	120,842,799 MXN	3,641	—	3,641
Pays	28-Day MXN TIIE- Banxico	7.95%		28D/28D	09/13/2023	Credit Suisse Securities (USA) LLC	59,764,884 MXN	5,139	—	5,139
Receives	6-Month EUR EURIBOR	(0.25%	)	1Y/6M	12/19/2020	Goldman Sachs International	497,123,000 EUR	2,369,383	(34,540)	2,403,923
Receives	3-Month SEK STIBOR	(0.25%	)	1Y/3M	12/19/2020	Goldman Sachs International	12,329,535,000 SEK	9,385,466	8,220,201	1,165,265
Receives	6-Month CHF LIBOR	0.50%		1Y/6M	12/19/2028	Goldman Sachs International	6,694,000 CHF	58,073	51,803	6,270
Receives	3-Month USD LIBOR	1.18%		6M/3M	02/22/2020	Merrill Lynch, Pierce, Fenner & Smith, Inc.	23,000,000 USD	538,728	—	538,728
Receives	6-Month GBP LIBOR	1.37%		6M/6M	01/5/2067	Credit Suisse Securities (USA) LLC	2,693,653 GBP	380,762	95	380,667
Receives	6-Month GBP LIBOR	1.38%		6M/6M	01/16/2068	Credit Suisse Securities (USA) LLC	1,427,000 GBP	195,051	43	195,008
Receives	6-Month GBP LIBOR	1.41%		6M/6M	08/4/2067	Credit Suisse Securities (USA) LLC	3,461,000 GBP	428,551	123	428,428

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2018 (Unaudited)

The Fund Pays/ Receives Floating Rate	Floating Rate Index	Fixed Rate	Pay/ Receive Payment Freqency	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Receives	6-Month GBP LIBOR	1.50%	6M/6M	12/19/2028	Goldman Sachs International	200,777,000 GBP	$4,368,969	$2,944,570	$1,424,399
Receives	3-Month USD LIBOR	1.52%	6M/3M	05/25/2019	Merrill Lynch, Pierce, Fenner & Smith, Inc.	18,200,000 USD	132,347	—	132,347
Receives	3-Month USD LIBOR	1.56%	6M/3M	09/26/2026	Morgan Stanley & Co. LLC	1,800,000 USD	196,497	6,115	190,382
Receives	3-Month USD LIBOR	1.62%	6M/3M	07/25/2026	Morgan Stanley & Co. LLC	1,900,000 USD	198,027	4,658	193,369
Receives	6-Month CZK PRIBOR	1.67%	1Y/6M	03/21/2023	Credit Suisse Securities (USA) LLC	91,015,762 CZK	124,276	—	124,276
Receives	6-Month CZK PRIBOR	1.74%	1Y/6M	03/21/2023	Credit Suisse Securities (USA) LLC	63,416,839 CZK	78,065	—	78,065
Receives	3-Month USD LIBOR	1.77%	6M/3M	10/24/2021	Merrill Lynch, Pierce, Fenner & Smith, Inc.	18,500,000 USD	690,132	—	690,132
Receives	6-Month CZK PRIBOR	1.80%	1Y/6M	03/21/2023	Credit Suisse Securities (USA) LLC	82,773,289 CZK	92,750	—	92,750
Receives	6-Month CZK PRIBOR	1.84%	1Y/6M	05/22/2023	Credit Suisse Securities (USA) LLC	331,283,027 CZK	371,537	—	371,537
Receives	6-Month CZK PRIBOR	1.86%	1Y/6M	03/21/2023	Credit Suisse Securities (USA) LLC	233,213,709 CZK	234,446	—	234,446
Receives	3-Month USD LIBOR	1.86%	6M/3M	12/11/2020	Merrill Lynch, Pierce, Fenner & Smith, Inc.	15,000,000 USD	361,576	—	361,576
Receives	3-Month USD LIBOR	1.86%	6M/3M	05/25/2022	Merrill Lynch, Pierce, Fenner & Smith, Inc.	8,200,000 USD	336,959	—	336,959
Receives	6-Month CZK PRIBOR	1.88%	1Y/6M	09/19/2023	Credit Suisse Securities (USA) LLC	338,826,171 CZK	373,207	—	373,207
Receives	6-Month CZK PRIBOR	1.89%	1Y/6M	09/19/2023	Credit Suisse Securities (USA) LLC	341,704,709 CZK	369,126	—	369,126
Receives	3-Month USD LIBOR	1.96%	6M/3M	11/25/2026	Morgan Stanley & Co. LLC	1,100,000 USD	92,252	—	92,252
Receives	3-Month USD LIBOR	2.04%	6M/3M	10/26/2025	Morgan Stanley & Co. LLC	3,900,000 USD	263,565	—	263,565
Receives	3-Month USD LIBOR	2.18%	6M/3M	06/26/2027	Morgan Stanley & Co. LLC	5,600,000 USD	408,224	—	408,224
Receives	3-Month USD LIBOR	2.19%	6M/3M	05/25/2027	Morgan Stanley & Co. LLC	1,500,000 USD	106,603	—	106,603
Receives	6-Month NOK NIBOR	2.25%	1Y/6M	12/19/2028	Goldman Sachs International	2,622,167,000 NOK	2,477,900	765,954	1,711,946
Receives	3-Month AUD- BBR- BBSW	2.25%	3M/3M	12/19/2020	Goldman Sachs International	953,611,000 AUD	(2,663,413)	(938,373)	(1,725,040)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2018 (Unaudited)

The Fund Pays/ Receives Floating Rate	Floating Rate Index	Fixed Rate	Pay/ Receive Payment Freqency	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Receives	3-Month NZD- BBR- FRA	2.25%	6M/3M	12/19/2020	Goldman Sachs International	1,936,523,000 NZD	$(4,305,712)	$(5,282,596)	$976,884
Receives	3-Month USD LIBOR	2.27%	6M/3M	01/25/2026	Morgan Stanley & Co. LLC	2,000,000 USD	110,250	—	110,250
Receives	3-Month USD LIBOR	2.30%	6M/3M	01/26/2025	Morgan Stanley & Co. LLC	2,430,000 USD	110,509	—	110,509
Receives	3-Month USD LIBOR	2.33%	6M/3M	08/25/2025	Morgan Stanley & Co. LLC	35,250,000 USD	1,687,225	229,547	1,457,678
Receives	3-Month USD LIBOR	2.34%	6M/3M	01/25/2027	Morgan Stanley & Co. LLC	1,000,000 USD	57,774	—	57,774
Receives	3-Month USD LIBOR	2.40%	6M/3M	01/25/2027	Morgan Stanley & Co. LLC	2,900,000 USD	154,907	24,111	130,796
Receives	3-Month USD LIBOR	2.41%	6M/3M	02/27/2027	Morgan Stanley & Co. LLC	2,300,000 USD	121,934	—	121,934
Receives	3-Month USD LIBOR	2.41%	6M/3M	12/22/2022	Merrill Lynch, Pierce, Fenner & Smith, Inc.	50,000,000 USD	1,288,541	—	1,288,541
Receives	3-Month USD LIBOR	2.41%	6M/3M	11/27/2027	Morgan Stanley & Co. LLC	1,700,000 USD	98,422	—	98,422
Receives	3-Month USD LIBOR	2.53%	6M/3M	09/25/2024	Morgan Stanley & Co. LLC	2,130,000 USD	64,567	—	64,567
Receives	3-Month USD LIBOR	2.58%	6M/3M	03/27/2027	Morgan Stanley & Co. LLC	300,000 USD	12,248	—	12,248
Receives	3-Month CAD- BA-CDOR	2.75%	6M/3M	12/19/2028	Goldman Sachs International	319,349,000 CAD	2,041,281	843	2,040,438
Receives	3-Month USD LIBOR	2.90%	6M/3M	03/27/2026	Merrill Lynch, Pierce, Fenner & Smith, Inc.	20,000,000 USD	276,258	—	276,258
Receives	3-Month USD LIBOR	2.95%	6M/3M	02/26/2028	Morgan Stanley & Co. LLC	800,000 USD	12,309	—	12,309
Receives	3-Month USD LIBOR	2.96%	6M/3M	03/26/2028	Morgan Stanley & Co. LLC	600,000 USD	7,297	354	6,943
Receives	3-Month USD LIBOR	3.00%	6M/3M	12/19/2028	Goldman Sachs International	244,549,000 USD	2,842,157	1,087,711	1,754,446
Receives	3-Month USD LIBOR	3.02%	6M/3M	09/25/2025	Morgan Stanley & Co. LLC	2,000,000USD	7,172	—	7,172
Receives	3-Month USD LIBOR	3.03%	6M/3M	06/25/2028	Morgan Stanley & Co. LLC	1,600,000USD	10,717	—	10,717
Receives	3-Month USD LIBOR	3.05%	6M/3M	05/25/2028	Morgan Stanley & Co. LLC	600,000USD	2,864	—	2,864
Receives	3-Month USD LIBOR	3.08%	6M/3M	04/30/2027	Merrill Lynch, Pierce, Fenner & Smith, Inc.	20,000,000USD	72,814	—	72,814

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2018 (Unaudited)

The Fund Pays/ Receives Floating Rate	Floating Rate Index	Fixed Rate	Pay/ Receive Payment Freqency	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Receives	3-Month USD LIBOR	3.15%	6M/3M	05/21/2022	Merrill Lynch, Pierce, Fenner & Smith, Inc.	20,000,000USD	$(1,252)	$—	$(1,252)
Receives	3-Month USD LIBOR	3.21%	6M/3M	05/25/2033	Morgan Stanley & Co. LLC	2,000,000USD	(2,461)	(1,053)	(1,408)
Receives	6-Month INR MIBOR- OIS- COMPOUND	6.67%	6M/6M	06/20/2023	Credit Suisse Securities (USA) LLC	442,659,911INR	191,721	—	191,721

Total Centrally Cleared Interest Rate Swaps Outstanding							$(1,004,786)	$(9,961,531)	$8,956,745

OTC Interest Rate Swaps Outstanding at September 30, 2018
The Fund Pays/ Receives Floating Rate	Floating Rate Index	Fixed Rate	Pay/ Receive Payment Freqency	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Receives	3-Month MYR KLIBOR- BNM	4.14%	3M/3M	05/18/2023	Morgan Stanley Capital Services LLC	16,597,969MYR	$(42,217)	$—	$(42,217)
Receives	3-Month MYR KLIBOR- BNM	4.14%	3M/3M	05/21/2023	Bank of America, N.A.	16,823,868MYR	(42,638)	—	(42,638)
Receives	3-Month MYR KLIBOR- BNM	4.02%	3M/3M	06/8/2023	Bank of America, N.A.	36,673,227MYR	(45,588)	—	(45,588)

Total Centrally Cleared Interest Rate Swaps Outstanding							$(130,443)	$—	$(130,443)

Abbreviation Legend:
1Y	Yearly
28D	28 Days
3M	Quarterly
6M	Semi-Annually
ADR	American Depository Receipt
CBOT	Chicago Board of Trade
CDE	Montreal Exchange
CME	Chicago Mercantile Exchange
COMEX	Commodities Exchange Center
Eurex	Eurex Exchange
EURIBOR	Euro Interbank Offered Rate
Euronext	Euronext Paris
HKFE	Hong Kong Futures Exchange Ltd.
ICE	Ice Futures Europe
IDEM	Italian Derivatives Exchange Market
ISE	Istanbul Stock Exchange

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2018 (Unaudited)

KRX FM	Korea Exchange (Futures Market)
LIBOR	London Interbank Offered Rate
LME	London Metal Exchange
M	Monthly
MTN	Medium Term Note
MYX	Bursa Malaysia
Nasdaq-OMX	NASDAQ OMX Stockholm
NYMEX	New York Mercantile Exchange
OSE	Osaka Exchange
OTC	Over the Counter
PIK	Payment in Kind
REG S	Regulation-S
REIT	Real Estate Investment Trust
SFE	ASX Trade24
SGX	Singapore Exchange
T	At Maturity

Currency Legend:
ARS	Argentine Peso
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CNH	Chinese Renminbi
CZK	Czech Koruna
DKK	Danish Krone
EGP	Egyptian Pound
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
HUF	Hungarian Forint
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PLN	Polish Zloty
RUB	Russian Ruble
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
USD	United States Dollar
ZAR	South African Rand

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Statement of Assets and Liabilities

As of September 30, 2018 (Unaudited)

Assets:
Investments in securities, at fair value (cost $6,135,704,449)	$6,401,192,309
Cash	92,521,539
Cash denominated in foreign currencies (cost of $71,793,500)	77,855,740
Segregated cash balance with broker for securities sold short	1,277,171,133
Segregated cash balance with custodian for derivative financial instruments	132,472,933
Segregated cash balance with counterparties for futures contracts	150,236,269
Segregated cash balance with counterparties for centrally cleared derivatives	151,418,640
Segregated cash balance with counterparties for OTC derivatives	55,421,985
Segregated cash balance with broker for TBAs	950,000
Segregated cash balance with counterparties for reverse repurchase agreements	6,795,857
Unrealized appreciation on forward foreign currency exchange contracts	2,855,326
Income receivable	22,242,527
Receivable for investments sold	187,028,090
Receivable for Fund shares sold	87,201,465
Receivable for periodic payments from swap contracts	21,403,336
Variation margin receivable on futures	88,115,885
Variation margin receivable on centrally cleared swaps	650,586
Swap contracts, at fair value (net premiums paid $4,298,043)	32,832,295
Prepaid expenses and other assets	205,851

Total assets	8,788,571,766

Liabilities:
Securities sold short, at fair value (proceeds of $1,329,465,437)	1,344,095,667
Cash received as collateral from counterparty for futures contracts	160,128
Cash received as collateral from counterparty for OTC derivatives	3,141,783
Unrealized depreciation on forward foreign currency exchange contracts	4,782,934
Payable for reverse repurchase agreements	418,660,892
Payable for investments purchased	524,536,668
Payable for Fund shares redeemed	49,811,853
Payable for periodic payments from swap contracts	3,492,157
Variation margin payable on futures	385,567
Variation margin payable on centrally cleared swaps	79,441,216
Swap contracts, at fair value (net premiums received $24,484,693)	47,772,658
Dividend and interest income payable on securities sold short	77,352
Management fee payable	29,313,155
Accrued expenses and other liabilities	9,072,649

Total liabilities	2,514,744,679

Net assets	$6,273,827,087

Net Assets Consist of:
Paid-in capital	$6,121,232,955
Total distributable earnings	152,594,132

Net assets	$6,273,827,087

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Statement of Assets and Liabilities (Continued)

As of September 30, 2018 (Unaudited)

Net Asset Value:
Class I Shares
Net Assets	$5,338,929,818
Class I Shares outstanding, no par value, unlimited shares authorized	492,034,866

Net asset value per share	$10.85

Class D Shares
Net Assets	$221,883,932
Class D Shares outstanding, no par value, unlimited shares authorized	20,529,380

Net asset value per share	$10.81

Class Y Shares
Net Assets	$713,013,337
Class Y Shares outstanding, no par value, unlimited shares authorized	66,170,625

Net asset value per share	$10.78

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Statement of Operations

For the Six-Months Ended September 30, 2018 (Unaudited)

Investment Income:
Interest (including net foreign taxes withheld of $24)	$69,997,603
Dividends (including net foreign taxes withheld of $756,723)	16,822,745
Stock borrow rebates	6,702,292

Total income	93,522,640

Expenses:
Management fees	57,411,470
Administration fees	3,198,590
Custodian fees	1,644,288
Trustees’ fees	222,462
Distribution fees—Class D	282,360
Shareholder service fees	2,321,565
Registration fees	135,193
Printing and postage fees	246,381
Professional fees	1,928,458
Dividends on securities sold short	12,121,787
Line of credit fee	101,727
Interest fees	5,847,172
Other	257,149

Total expenses	85,718,602

Net investment income	7,804,038

Net Realized and Unrealized Gain (Loss):
Net realized gain on investments in securities	113,497,008
Net realized loss on securities sold short	(75,517,284)
Net realized gain on forward foreign currency exchange contracts	32,819,832
Net realized loss on foreign currency transactions	(5,533,410)
Net realized gain on futures contracts	711,029
Net realized gain on options written	190,536
Net realized gain on swap contracts	14,032,805
Net change in unrealized appreciation on investments in securities	44,381,247
Net change in unrealized depreciation on securities sold short	(25,636,447)
Net change in unrealized depreciation on forward foreign currency exchange contracts	(287,197)
Net change in unrealized appreciation on foreign currency translations	5,158,764
Net change in unrealized depreciation on futures contracts	(17,599,917)
Net change in unrealized depreciation on options written	(44,134)
Net change in unrealized appreciation on swap contracts	12,587,776

Net realized and unrealized gain	98,760,608

Net increase in net assets resulting from operations	$106,564,646

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Statement of Changes in Net Assets

	Six-Months Ended 9/30/2018 (unaudited)	Year Ended 3/31/2018
Increase (Decrease) in Net Assets
Operations:
Net investment income	$7,804,038	$6,152,792
Net realized gain	80,200,516	57,444,067
Net change in unrealized appreciation	18,560,092	61,728,948

Net increase in net assets resulting from operations	106,564,646	125,325,807

Distributions:
Distributions from earnings:[1]
Class I Shares	—	(90,185,602)
Class D Shares	—	(3,353,176)
Class Y Shares	—	(9,921,226)

Total distributions to shareholders	—	(103,460,004)

Capital Transactions:
Shareholder subscriptions:
Proceeds from sale of Class I Shares	862,383,903	2,562,554,600
Proceeds from sale of Class D Shares	21,223,414	67,394,565
Proceeds from sale of Class Y Shares	78,404,159	317,584,068
Shareholder reinvestments:
Net asset value of Class I Shares issued to shareholders in payment of distributions declared	—	68,415,839
Net asset value of Class D Shares issued to shareholders in payment of distributions declared	—	3,330,435
Net asset value of Class Y Shares issued to shareholders in payment of distributions declared	—	8,795,033
Shareholder redemptions:
Cost of Class I Shares redeemed	(702,193,515)	(1,157,385,421)
Cost of Class D Shares redeemed	(32,299,970)	(160,036,741)
Cost of Class Y Shares redeemed	(64,269,698)	(74,777,350)

Net increase in net assets resulting from capital transactions	163,248,293	1,635,875,028

Net increase in net assets	269,812,939	1,657,740,831

Net Assets:
Beginning of period	6,004,014,148	4,346,273,317

End of period	$6,273,827,087	$6,004,014,148

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Statement of Changes in Net Assets (Continued)

	Six-Months Ended 9/30/2018 (unaudited)	Year Ended 3/31/2018
Share Transacations:
Class I Shares
Beginning of period	477,029,167	340,734,104
Shares issued	80,741,035	236,875,140
Reinvestment in Shares	—	6,364,256
Shares redeemed	(65,735,336)	(106,944,333)

Net change in shares resulting from share transactions	15,005,699	136,295,063

End of period	492,034,866	477,029,167

Class D Shares
Beginning of period	21,571,025	30,032,248
Shares issued	1,990,504	6,256,759
Reinvestment in Shares	—	310,074
Shares redeemed	(3,032,149)	(15,028,056)

Net change in shares resulting from share transactions	(1,041,645)	(8,461,223)

End of period	20,529,380	21,571,025

Class Y Shares
Beginning of period	64,824,921	41,247,352
Shares issued	7,384,918	29,719,548
Reinvestment in Shares	—	824,277
Shares redeemed	(6,039,214)	(6,966,256)

Net change in shares resulting from share transactions	1,345,704	23,577,569

End of period	66,170,625	64,824,921

[1]

Per Securities Exchange Commission release No. 33-10532, “Disclosure Update and Simplification,” the Fund is no longer required to differentiate distributions from earnings as either from net investment income or net realized capital gains. The presentation for the Year Ended 3/31/2018 has been adjusted for this change. At 3/31/2018 the distributions were from net investment income in the amounts of $34,554,353; $670,230 and $4,060,493 for Class I, Class D & Class Y Shares, respectively. The distributions were from net realized capital gains in the amounts of $55,631,249; $2,682,946 and $5,860,733 for Class I, Class D & Class Y Shares, respectively. As part of this update it is also no longer required to disclose the Distributions in excess of net investment income which was $51,359,222 as of 3/31/2018.

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Statement of Cash Flows

For the Six-Months Ended September 30, 2018 (Unaudited)

Cash Flows from Operating Activities:
Net increase in net assets resulting from operations	$106,564,646
Adjustments to reconcile net increase (decrease) in net assets resulting from operations to net cash used for operating activities:
Purchases of investments in securities	(4,786,305,190)
Proceeds from disposition of investments in securities	4,250,947,550
Proceeds from securities sold short	1,878,563,106
Payments to cover securities sold short	(2,021,003,880)
Net purchases/proceeds of short-term investments	(136,350,564)
Premiums paid on closing options written	(1,559,015)
Proceeds from premiums received from options written	1,191,029
Net realized gain on investments in securities	(113,497,008)
Net realized loss on securities sold short	75,517,284
Net realized gain on options written	(190,536)
Accretion of bond discount and amortization of bond and swap premium	(1,682,089)
Net change in unrealized appreciation of investments	(44,381,247)
Net change in unrealized depreciation on securities sold short	25,636,447
Net change in unrealized depreciation on options written	44,134
Changes in assets and liabilities:
(Increase) decrease in assets:
Segregated cash balance with broker for securities sold short	2,402,455
Segregated cash balance with custodian for derivative financial instruments	294,800,066
Segregated cash balance with counterparties for futures contracts	8,810,537
Segregated cash balance with counterparties for centrally cleared derivatives	(61,029,871)
Segregated cash balance with counterparties for OTC derivatives	(51,974,563)
Segregated cash balance with broker for TBAs	1,750,000
Segregated cash balance with counterparties for reverse repurchase agreements	(5,168,365)
Unrealized appreciation on forward foreign currency exchange contracts	987,327
Income receivable	(4,804,083)
Receivable for periodic payments from swap contracts	(14,140,972)
Variation margin receivable on futures	(55,550,934)
Variation margin receivable on centrally cleared swaps	(411,732)
Swap contracts, at fair value	27,755,706
Prepaid expenses and other assets	850,315
Increase (decrease) in liabilities:
Securities lending collateral payable	(36,187)
Cash received as collateral from custodian for derivative financial instruments	(590,000)
Cash received as collateral from counterparty for OTC derivatives	2,656,534
Cash received as collateral from counterparty for centrally cleared derivatives	(247,706)
Cash received as collateral from counterparty for futures contracts	12,057
Unrealized depreciation on forward foreign currency exchange contracts	(700,130)
Swap contracts, at fair value	(30,196,488)
Variation margin payable on futures	(6,895,650)
Variation margin payable on centrally cleared swaps	51,267,657
Payable for periodic payments from swap contracts	(3,255,237)
Dividend and interest income payable on securities sold short	(820,183)
Interest payable on reverse repurchase agreements	115,636
Management fee payable	2,179,550
Accrued expenses and other liabilities	3,173,584

Net cash used in operating activities	$(605,566,010)

Cash Flows from Financing Activities
Proceeds from shares sold	882,919,145
Cost of shares repurchased	(753,485,848)
Proceeds from reverse repurchase agreements	1,057,009,000
Repayment of reverse repurchase agreements	(824,574,000)

Net cash provided by financing activities	361,868,297

Net increase (decrease) in cash and foreign currency	(243,697,713)
Cash and foreign currency, beginning of period	414,074,992

Cash and foreign currency, end of period	$170,377,279

Supplemental disclosure of cash flow information:
Cash paid during the period for interest	$6,508,507

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Financial Highlights

(For Shares Outstanding Throughout the Period)

	Class I
	Six-Months Ended 9/30/2018 (unaudited)	Year Ended 3/31/2018	Year Ended 3/31/2017	Year Ended 3/31/2016	Year Ended 3/31/2015[1]
Net Asset Value, Beginning of Period	$10.67	$10.56	$9.82	$10.38	$10.00
Income From Investment Operations:
Net investment income (loss)[2]	0.01	0.01	0.07	(0.05)	(0.09)
Net realized and unrealized gain (loss)	0.17	0.31	0.72	(0.26)	0.53

Total From Investment Operations	0.18	0.32	0.79	(0.31)	0.44

Less Distributions to Shareholders:
From net investment income	—	(0.08)	(0.05)	(0.01)	(0.02)
From net realized capital gains	—	(0.13)	—	(0.24)	(0.04)

Total Distributions	—	(0.21)	(0.05)	(0.25)	(0.06)

Net Asset Value, End of Period	$10.85	$10.67	$10.56	$9.82	$10.38

Total Return	1.78%[3]	3.06%	8.03%	(3.01)%	4.43%[3]

Ratios to Average Net Assets:[4]
Total expenses before recoupment (reimbursement) from Investment Adviser	0.91%[5]	0.89%	1.15%	1.30%	1.46%[5]
Management Fees	1.86%[5]	1.88%	1.88%	1.92%	1.95%
Recoupment (reimbursement) from Investment Adviser	—	—	—	0.05%	(0.24)%[5]

Net expenses after recoupment (reimbursement) from Investment Adviser	2.77%[5]	2.77%	3.03%	3.27%	3.17%[5]
Excluded expenses[6]	(0.61)%[5]	(0.57)%	(0.81)%	(0.93)%	(0.77)%[5]

Expenses, net of impact of excluded expenses	2.16%[5]	2.20%	2.22%	2.34%	2.40%[5]

Net investment income (loss)	0.26%[5]	0.13%	0.71%	(0.45)%	(1.11)%[5]

Supplemental Data:
Net assets, end of period (in thousands)	$5,338,930	$5,088,031	$3,597,704	$3,921,027	$1,097,917
Portfolio turnover	193%[3]	300%	237%	172%	194%[3]

[1]	For the period June 16, 2014 (commencement of operations) to March 31, 2015.
[2]	Calculated using average shares outstanding during the period.
[3]	Percentage represents the results for the period and is not annualized.
[4]	The ratios do not reflect the Fund’s share of the income and expenses of the underlying Investee Funds.
[5]	Financial ratios have been annualized except for non-recurring costs.
[6]	Represents expenses excluded from reimbursement by the Investment Adviser, as defined in the Expense Limitation and Reimbursement Agreement. See Note 7.

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Financial Highlights

(For Shares Outstanding Throughout the Period)

	Class D
	Six-Months Ended 9/30/2018 (unaudited)	Year Ended 3/31/2018	Year Ended 3/31/2017	Year Ended 3/31/2016	Year Ended 3/31/2015[1]
Net Asset Value, Beginning of Period	$10.64	$10.53	$9.81	$10.38	$10.00
Income From Investment Operations:
Net investment income (loss)[2]	(0.01)	(0.03)	0.05	(0.07)	(0.05)
Net realized and unrealized gain (loss)	0.18	0.30	0.70	(0.26)	0.48

Total From Investment Operations	0.17	0.27	0.75	(0.33)	0.43

Less Distributions to Shareholders:
From net investment income	—	(0.03)	(0.03)	—	(0.01)
From net realized capital gains	—	(0.13)	—	(0.24)	(0.04)

Total Distributions	—	(0.16)	(0.03)	(0.24)	(0.05)

Net Asset Value, End of Period	$10.81	$10.64	$10.53	$9.81	$10.38

Total Return	1.60%[3]	2.60%	7.70%	(3.22)%	4.32%[3]

Ratios to Average Net Assets:[4]
Total expenses before recoupment (reimbursement) from Investment Adviser	1.27%[5]	1.27%	1.40%	1.55%	1.59%[5]
Management Fees	1.86%[5]	1.88%	1.88%	1.92%	1.95%[5]
Recoupment (reimbursement) from Investment Adviser	—	—	—	0.02%	(0.14)%[5]

Net expenses after recoupment (reimbursement) from Investment Adviser	3.13%[5]	3.15%	3.28%	3.49%	3.40%[5]
Excluded expenses[6]	(0.86)%[5]	(0.81)%	(1.06)%	(1.18)%	(1.00)%[5]

Expenses, net of impact of excluded expenses	2.27%[5]	2.34%	2.22%	2.31%	2.40%[5]

Net investment income (loss)	(0.10)%[5]	(0.26)%	0.48%	(0.66)%	(1.29)%[5]

Supplemental Data:
Net assets, end of period (in thousands)	$221,884	$229,593	$316,243	$22,811	$6,012
Portfolio turnover	193%[3]	300%	237%	172%	194%[3]

[1]	For the period November 17, 2014 (commencement of operations) to March 31, 2015.
[2]	Calculated using average shares outstanding during the period.
[3]	Percentage represents the results for the period and is not annualized.
[4]	The ratios do not reflect the Fund’s share of the income and expenses of the underlying Investee Funds.
[5]	Financial ratios have been annualized except for non-recurring costs.
[6]	Represents expenses excluded from reimbursement by the Investment Adviser, as defined in the Expense Limitation and Reimbursement Agreement. See Note 7.

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Financial Highlights

(For Shares Outstanding Throughout the Period)

	Class Y
	Six-Months Ended 9/30/2018 (unaudited)	Year Ended 3/31/2018	Year Ended 3/31/2017	Year Ended 3/31/2016	Year Ended 3/31/2015[1]
Net Asset Value, Beginning of Period	$10.59	$10.48	$9.75	$10.29	$10.00
Income From Investment Operations:
Net investment income (loss)[2]	0.02	0.02	0.08	(0.03)	(0.02)
Net realized and unrealized gain (loss)	0.17	0.31	0.71	(0.25)	0.31

Total From Investment Operations	0.19	0.33	0.79	(0.28)	0.29

Less Distributions to Shareholders:
From net investment income	—	(0.09)	(0.06)	(0.02)	—
From net realized capital gains	—	(0.13)	—	(0.24)	—

Total Distributions	—	(0.22)	(0.06)	(0.26)	—

Net Asset Value, End of Period	$10.78	$10.59	$10.48	$9.75	$10.29

Total Return	1.79%[3]	3.17%	8.10%	(2.90)%	2.90%[3]

Ratios to Average Net Assets:[4]
Total expenses before recoupment (reimbursement) from Investment Adviser	0.85%[5]	0.79%	1.05%	1.20%	1.31%[5]
Management Fees	1.86%	1.88%	1.88%	1.92%	1.95%
Recoupment (reimbursement) from Investment Adviser	—	—	—	0.00%[6]	(0.07)%[5]

Net expenses after recoupment (reimbursement) from Investment Adviser	2.71%[5]	2.67%	2.93%	3.12%	3.19%[5]
Excluded expenses[7]	(0.61)%[5]	(0.57)%	(0.81)%	(0.92)%	(0.79)%[5]

Expenses, net of impact of excluded expenses	2.10%[5]	2.10%	2.12%	2.20%	2.40%[5]

Net investment income (loss)	0.33%[5]	0.23%	0.78%	(0.34)%	(1.03)%[5]

Supplemental Data:
Net assets, end of period (in thousands)	$713,013	$686,390	$432,327	$339,613	$105,624
Portfolio turnover	193%[3]	300%	237%	172%	194%[3]

[1]	For the period January 28, 2015 (commencement of operations) to March 31, 2015.
[2]	Calculated using average shares outstanding during the period.
[3]	Percentage represents the results for the period and is not annualized.
[4]	The ratios do not reflect the Fund’s share of the income and expenses of the underlying Investee Funds.
[5]	Financial ratios have been annualized except for non-recurring costs.
[6]	Represents less than 0.01%.
[7]	Represents expenses excluded from reimbursement by the Investment Adviser, as defined in the Expense Limitation and Reimbursement Agreement. See Note 7.

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Notes to Consolidated Financial Statements

For the Six-Months Ended September 30, 2018 (Unaudited)

1. Organization

Blackstone Alternative Investment Funds (the “Trust”) is a Massachusetts business trust authorized to issue an unlimited number of shares of beneficial interest, which may be divided into different series and classes. The Trust is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”) that consists of a single series, Blackstone Alternative Multi-Strategy Fund (the “Fund”). The Fund commenced operations offering Class I Shares on June 16, 2014. The Fund also offers Class D Shares, Class Y Shares and Class R Shares, of which, Class D Shares and Class Y Shares commenced operations on November 17, 2014 and January 28, 2015, respectively. As of September 30, 2018, the Fund had not issued any Class R Shares. The Fund operates as a diversified open-end investment company as defined in the 1940 Act.

The investment adviser of the Fund is Blackstone Alternative Investment Advisors LLC (“BAIA” or the “Investment Adviser”), a registered investment adviser under the Investment Advisers Act of 1940, as amended. The Board of Trustees (the “Board” and each member a “Trustee”) of the Trust supervises the conduct of the Fund’s affairs and, pursuant to an investment management agreement, has engaged BAIA to manage the Fund’s day-to-day investment activities. The Fund’s investment objective is to seek capital appreciation. In pursuing the Fund’s investment objective, the Investment Adviser focuses on the preservation of capital and seeks to maintain an investment portfolio with, on average, lower volatility relative to the broker equity markets. The Investment Adviser seeks to achieve the Fund’s objectives by allocating the Fund’s assets among a variety of non-traditional, or “alternative,” investment strategies. The Investment Adviser determines the allocations of the Fund’s assets and allocates a majority of the Fund’s assets among the sub-advisers (the “Sub-Advisers”) with experience managing alternative investment strategies and among investment funds a portion of the Fund’s assets directly and, from time to time, may instruct Sub-Advisers with respect to particular investments. The Investment Adviser may allocate the Fund’s assets among discretionary and non-discretionary Sub-Advisers. Each discretionary Sub-Adviser is responsible for the day-to-day management of the portion of the Fund’s assets that the Investment Adviser allocates to it. Each non-discretionary Sub-Adviser is responsible for providing the Investment Adviser with a model portfolio for the assets allocated to it to be implemented by the Investment Adviser in its discretion. The Investment Adviser has the ultimate responsibility to oversee each Sub-Adviser (subject to the oversight of the Board). The Adviser also is responsible for recommending the hiring, termination, and replacement of Sub-Advisers.

The Fund’s assets may be invested in three wholly-owned and controlled subsidiaries of the Fund (collectively, the “Subsidiaries”), each of which has the same investment objective as the Fund. One of the Fund’s Subsidiaries, Blackstone Alternative Multi-Strategy Sub Fund II Ltd. (the “Cayman Subsidiary”), is a Cayman Islands exempted company. Both of the other Subsidiaries, Blackstone Alternative Multi-Strategy Sub Fund III L.L.C. (the “Domestic Subsidiary III”) and Blackstone Alternative Multi-Strategy Sub Fund IV L.L.C. (the “Domestic Subsidiary IV”), are Delaware limited liability companies. The Cayman Subsidiary invests, directly or indirectly through the use of derivatives, in securities and commodity interests. The Domestic Subsidiary III and the Domestic Subsidiary IV invest, directly or indirectly through the use of derivatives, almost entirely in securities (with only de minimis exposure to commodity interests). The consolidated financial statements include the financial statements of the Fund and the three Subsidiaries. Except where context otherwise requires, the term “Fund” refers to the Fund together with the applicable Subsidiaries.

The Fund and the Cayman Subsidiary are each a commodity pool subject to regulation by the Commodity Futures Trading Commission (“CFTC”). BAIA, the commodity pool operator of the Fund and the Cayman Subsidiary, is registered as such with the CFTC, but has claimed relief under Rules 4.12(c)(3) and 4.7 of the Commodity Exchange Act (“CEA”), respectively, from certain disclosure, reporting, and recordkeeping requirements otherwise applicable to commodity pools. Neither the Domestic Subsidiary III nor the Domestic

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Notes to Consolidated Financial Statements (Continued)

For the Six-Months Ended September 30, 2018 (Unaudited)

Subsidiary IV intends to invest more than a de minimis level of its net assets in “commodity interests” (as defined under the CEA). Accordingly, BAIA has claimed an exemption under Rule 4.13(a)(3) from registration as a commodity pool operator with respect to the Domestic Subsidiary III and the Domestic Subsidiary IV, and such pools are not subject to regulation by the CFTC.

Capitalized terms used, but not defined herein, shall have the meaning assigned to them in the Prospectus of the Fund.

2. Basis of Presentation

The Fund’s consolidated financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and are stated in U.S. dollars, except as otherwise noted. The preparation of consolidated financial statements in accordance with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amount of assets and liabilities, the disclosure of contingent assets and liabilities, and the reported amounts of income and expenses during the period. Actual results could differ from these estimates and these differences could be material.

The Fund is an investment company in accordance with Accounting Standards Codification 946, Financial Services—Investment Companies (“ASC 946”), which defines investment companies and prescribes specialized accounting and reporting requirements for investment companies.

Consolidation

The Fund consolidates its investment in the Subsidiaries. Accordingly, the consolidated financial statements include the assets and liabilities and the results of operations of the Subsidiaries. All material intercompany balances and transactions have been eliminated.

3. Significant Accounting Policies

Valuation Policy

The net asset value (“NAV”) of the Fund’s shares is calculated as of the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4:00 pm Eastern Time) on each day that the NYSE is open for business (a “Business Day”).

For purposes of calculating the NAV for each class of shares, the Fund values its investments in securities, securities sold short, derivative financial instruments and other investments at fair value. The Board has established procedures for determining the fair value of securities, including securities sold short, derivative financial instruments and other investments (together, the “investments”) (the “Valuation Procedures”). The Board has delegated to the Investment Adviser day-to-day responsibility for implementing the Valuation Procedures. The Investment Adviser’s management has formed the Fair Value Committee (the “FVC”), to which the Board has delegated responsibility for providing oversight of the valuation and pricing function of the Fund for all investments. Pursuant to the Valuation Procedures, if market quotations are not readily available (or are otherwise not reliable for a particular investment), the fair value will be determined by the FVC in good faith, and such determinations shall be reported to the Board. Due to the inherent uncertainty, estimates of fair value may differ from the values that would have been used had a ready market for these investments existed and the differences could be material.

Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/ask information, or broker-dealer quotations),

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Notes to Consolidated Financial Statements (Continued)

For the Six-Months Ended September 30, 2018 (Unaudited)

including where events occur after the close of the relevant market, but prior to the close of the NYSE, that materially affect the value of the Fund’s investments. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which securities trade do not open for trading for the entire day and no other market prices are available. The Board has delegated to the FVC and the Investment Adviser the responsibility for monitoring significant events that may materially affect the values of the Fund’s investments and for determining whether the value of the applicable investments should be re-evaluated in light of such significant events. There were no instances of such determination made during the six-months ended September 30, 2018.

Fair Value Measurements

Fair value guidance defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability (i.e., the exit price) in an orderly transaction between market participants at the measurement date.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for investments categorized in Level 3. The inputs or methodology used for valuing an investment are not necessarily an indication of the risk associated with investing in those securities.

Investments measured and reported at fair value are classified and disclosed in one of the following levels within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement:

Level  1 –  quoted prices are available in active markets for identical investments as of the measurement date. The Fund does not adjust the quoted price for these investments.

The types of investments categorized within Level 1 generally include actively traded domestic and certain foreign equity securities, short-term investments and derivative financial instruments actively traded on recognized exchanges.

Level  2 – quoted prices are available in markets that are not active or model inputs are based on inputs that are either directly or indirectly observable as of the measurement date.

The types of investments categorized within Level 2 generally include certain foreign equities; fixed income securities including corporate and convertible bonds, loans, trade claims, sovereign debt obligations, U.S. Treasury obligations, and asset-backed and mortgage-backed securities; over-the-counter (“OTC”) derivative financial instruments such as total return swaps, interest rate swaps, credit default swaps, OTC options; and forward foreign currency exchange contracts (“Forwards”).

Level 3 – pricing inputs are unobservable and include instances where there is little, if any, market activity for the investment. Inputs reflect the best estimate of what market participants would use in determining fair value of investments as of the measurement date.

Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the fair value hierarchy.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Notes to Consolidated Financial Statements (Continued)

For the Six-Months Ended September 30, 2018 (Unaudited)

A description of the valuation techniques applied to the Fund’s major categories of investments measured at fair value on a recurring basis are as follows:

Exchange-Traded Securities

Equity securities, including common stock, listed preferred stock, exchange-traded funds, and derivative financial instruments, such as futures contracts and option contracts, that are traded on a recognized securities exchange or on the NASDAQ Global Market System (“NASDAQ”) are valued at the last reported sales price (or the official closing price of certain foreign exchanges) or the NASDAQ official closing price, as applicable. For securities traded on more than one exchange, the last reported sales price on the exchange where the security is primarily traded is used. To the extent these securities and derivative financial instruments are actively traded and adjustments are not applied, they are categorized as Level 1 within the fair value hierarchy.

The Fund may use a third-party fair valuation service provider to value foreign equity securities that are primarily traded outside of North America and South America. The third-party fair valuation service provider calculates a factor (“Fair Value Factor”) that is applied to adjust the last price of each such security in the event that there is movement in excess of a specified trigger (“Fair Value Trigger”), as measured by the movement between the prior close and the current close of the U.S. market. Foreign equities for which the last price has been adjusted by such factor will generally be categorized as Level 2 within the fair value hierarchy. As of September 30, 2018, no such adjustments have been made.

Short-Term Investments

The Fund considers short-term, highly liquid investments with original maturities of 90 days or less when acquired to be short-term investments. At September 30, 2018, the Fund had $336,468,514 invested in State Street Institutional U.S. Government Money Market Fund (GVMXX—Premier Class) and $467,805 invested in Morgan Stanley Institutional Liquidity Funds Treasury Securities Portfolio (MSUXX). Investments in money market funds are categorized as Level 1 within the fair value hierarchy and are valued at net asset value.

Effective October 14, 2016, money market funds are required to comply with certain rules adopted by the Securities and Exchange Commission (“SEC”) in July 2014. The rules established new definitions for money market fund classifications and require certain money market funds to move from a stable $1.00 price per share to a floating net asset value. Money market funds that meet certain criteria can maintain a fixed $1.00 share price. The State Street Institutional U.S. Government Money Market Fund invests only in obligations issued or guaranteed as to principal and/or interest, as applicable, by the U.S. government or its agencies and instrumentalities, as well as repurchase agreements secured by such instruments and maintains a fixed $1.00 share price. Additionally, the State Street Institutional U.S. Government Money Market Fund is not subject to liquidity fees or redemption gates.

Derivative Financial Instruments

OTC derivative financial instruments, such as Forwards, OTC options contracts, or swap agreements, derive their value from underlying referenced instruments or obligations, indices, reference rates, and other inputs or a combination thereof. These contracts are normally valued by pricing service providers or based on broker-dealer quotations. Depending on the nature of the instruments and the terms of the transaction, the value of OTC derivative financial instruments can be estimated by a pricing service provider using a series of techniques, including industry standard pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, yield curves, dividends and exchange rates. Derivative financial instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 within the fair value hierarchy.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Notes to Consolidated Financial Statements (Continued)

For the Six-Months Ended September 30, 2018 (Unaudited)

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the clearing exchange. For centrally cleared credit default swaps, the clearing facility requires its members to provide actionable levels across complete term structures. These levels along with external third-party prices are used to produce daily settlement prices. Centrally cleared interest rate swaps are valued using a pricing model that references the underlying rates to produce the daily settlement price. These securities are categorized as Level 2 within the fair value hierarchy.

Fixed Income Securities

Fixed income securities, including corporate and convertible bonds, U.S. Treasury obligations, foreign debt obligations, and bank debt are normally valued by pricing service providers on the basis of last available bid price or ask price for securities sold short. In determining the value of a particular investment, pricing service providers may use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models to determine the reported price that consider observable inputs. The pricing service providers’ internal models use observable inputs such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 within the fair value hierarchy.

Mortgage-related securities (“MBS”) and asset-backed securities (“ABS”) are usually issued as separate tranches, or classes, of securities within each deal. These securities are also generally valued by pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. MBS and ABS that use similar valuation techniques and inputs as described above are categorized as Level 2 within the fair value hierarchy.

Level 3 investments are valued by broker quotes, fair value models, or pricing services that may employ valuation techniques with unobservable inputs. At September 30, 2018, the total fair value of Level 3 investments was $10,041,285. The appropriateness of fair values for these securities are monitored on an ongoing basis which may include results of backtesting, results of pricing due diligence, unchanged price review, use of specialists, and consideration of macro security specific events.

Investments in Investee Funds

The fair value of investments in unaffiliated hedge funds (collectively, the “Investee Funds”) is generally determined using the reported net asset value per share of the Investee Fund, or its equivalent, as a practical expedient for fair value, unless the investment in the Investee Fund is traded on a recognized securities exchange and a quoted price is available as of the measurement date. If the Investee Fund is not traded on an exchange, the Fund may, as a practical expedient, estimate the fair value of an Investee Fund based on the reported net asset value per share or its equivalent if the reported net asset value per share or its equivalent of the Investee Fund is calculated in a manner consistent with the measurement principles applied to investment companies, in accordance with ASC 946.

Securities and Other Investments

Bank Debt

The Fund may invest in bank debt including, for example, corporate loans, trade claims, loan participations, direct debt, revolvers, bank loans, and bridge loans. The Fund invests in loans through novations, assignments, and participation interests. In a novation, the Fund typically assumes all of the rights of a lending institution, including the right to receive payments of principal and interest and other amounts

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Notes to Consolidated Financial Statements (Continued)

For the Six-Months Ended September 30, 2018 (Unaudited)

directly from the borrower and to enforce its rights as a lender directly against the borrower. When the Fund takes an assignment of a loan, the Fund acquires some or all of the interest of another lender (or assignee) in the loan. In such cases, the Fund may be required generally to rely upon the assignor to demand payment and enforce rights under the loan. If the Fund acquires a participation in the loan, the Fund purchases an indirect interest in a loan held by a third-party and the Fund typically will have a contractual relationship only with the third-party loan investor, not with the borrower. As a result, the Fund may have the right to receive payments of principal, interest, and any fees to which it is entitled only from the loan investor selling the participation and only upon receipt by such loan investor of such payments from the borrower. In such cases, the Fund assumes the credit risk of both the borrower and the loan investor selling the participation, and the Fund may be unable to realize some or all of the value of its interest in the loan in the event of the insolvency of the third-party. Changes in the financial condition of the borrower or economic conditions or other circumstances may reduce the capacity of the borrower to make principal and interest payments on such instruments and may lead to defaults. Certain types of bank debt may have an associated partially funded or unfunded commitment. The unfunded commitments may or may not be funded by the Fund. At September 30, 2018, the Fund had no outstanding commitments.

Mortgage-Related and Other Asset-Backed Securities

The Fund may invest in MBS (residential and commercial) and other ABS. These securities include mortgage pass-through securities, collateralized mortgage obligations, commercial mortgage-backed securities, residential mortgage-backed securities, collateralized debt obligations and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. MBS and other ABS represent interests in pools of mortgages, loans or other assets. MBS are created from pools of residential or commercial mortgage loans, including loans made by savings and loans institutions, mortgage bankers, commercial banks and others. These securities typically provide a monthly payment which consists of principal and/or interest payments. Interest payments may be determined by fixed or adjustable rates. MBS and ABS are subject to credit, interest rate, prepayment and extension risks.

Securities Sold Short

The Fund may sell securities short (a “Short Sale”). A Short Sale is a transaction whereby the Fund sells securities it does not own in anticipation of a decline in the market price of those securities, whereby the Fund’s broker will execute a borrow transaction to deliver the securities resulting from the Fund’s Short Sale. The Fund is obligated to repurchase the securities at the market price at the time of replacement. The Fund’s obligations to replace the securities in connection with a Short Sale are secured by collateral.

Upon entering into a Short Sale, the Fund establishes a liability which is recorded as securities sold short in the Consolidated Statement of Assets and Liabilities to represent securities due under the Short Sale agreement. The Fund is liable to pay any dividends declared and/or interest income earned during the period the Short Sale is open. These dividends and interest are recorded as dividend and interest expense on securities sold short in the Consolidated Statement of Operations.

Investment Transactions and Related Investment Income

Investment transactions are recorded as of the trade date. Dividend income is recorded on the ex-dividend date or, for certain foreign securities, as of the date notified. Interest income, which includes amortization of premiums and accretion of discounts on non-defaulted fixed income securities, is recorded on an accrual basis and is accrued daily. Realized gains and losses on investments are determined on the identified cost basis, which is the same basis used for federal income tax purposes. Foreign income and foreign capital gains on some foreign securities may be subject to foreign taxes, which are accrued as applicable.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Notes to Consolidated Financial Statements (Continued)

For the Six-Months Ended September 30, 2018 (Unaudited)

Allocation of Income and Expenses

The Fund uses each class of share’s adjusted prior day net assets, adjusted for capital activity, to allocate Fund-level income and expenses and unrealized capital gains and losses pro-rata to each class of shares. Class-specific income and expenses are allocated directly to the applicable class.

Cash

At September 30, 2018, the Fund had $92,521,539 in domestic cash and $77,855,740 in foreign cash held at State Street Bank and Trust.

Foreign Currency

The functional currency of the Fund is the U.S. dollar. Assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the closing prices of such currencies on each Business Day. Purchases and sales of investments and income and expenses are translated on the respective dates of such transactions or when accrued. The Fund does not isolate the portion of realized or unrealized gains or losses resulting from changes in the foreign exchange rate on investments from fluctuations arising from changes in the fair value of the investments. Such gains and losses are included with net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent net realized exchange gains or losses on disposition of foreign currencies and currency gains and losses realized between trade and settlement dates on investment transactions. Net unrealized appreciation and deprecation of assets and liabilities, other than investments, attributable to foreign currency fluctuations are recorded as net unrealized appreciation or depreciation on foreign currency translations in the Consolidated Statement of Operations.

Contingencies

Under the Trust’s Amended and Restated Agreement and Declaration of Trust (the “Declaration of Trust”), the Fund’s officers and Trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund may enter into contracts that contain a variety of representations and indemnifications. To date, the Fund has not had claims or losses pursuant to these contracts, although there is no assurance that it will not incur losses in connection with these indemnifications in the future.

Income Taxes

The Fund’s policy is to comply with the provisions of the Internal Revenue Code, as amended, applicable to regulated investment companies and to distribute all of its investment company taxable income and net long-term capital gains to its shareholders. Therefore, no federal income tax provision is expected to be required. The Fund plans to file U.S. federal and various state and local tax returns.

For the current open tax years ending on October 31, 2015, October 31, 2016 and October 31, 2017, with respect to all major jurisdictions, management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the consolidated financial statements. As a result, no income tax liability or expense, including interest and penalties, has been recorded within these consolidated financial statements.

Dividends and Distributions to Shareholders

Dividends from net investment income and distributions of net realized capital gains of the Fund, if any, are generally declared and paid in December; however, the Fund may make additional distributions at other

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Notes to Consolidated Financial Statements (Continued)

For the Six-Months Ended September 30, 2018 (Unaudited)

times. Dividends and capital gain distributions paid by the Fund will be reinvested in additional Shares (see Note 6) of the Fund or, if elected by the Shareholder, paid in cash.

Segregation and Collateralization

In cases in which the 1940 Act and the interpretive positions of the SEC and its staff require that the Fund either delivers collateral or segregates assets in connection with certain investments (e.g., futures contracts, forward foreign currency exchange contracts, swaps and options written), or transactions considered to reflect borrowings (e.g., reverse repurchase agreements), the Fund will, consistent with SEC rules and/or certain interpretive guidance issued by the SEC, segregate collateral or designate on its books and records cash or liquid securities having a market value at least equal to the amount that would otherwise be required to be physically segregated. Furthermore, based on requirements and agreements with certain exchanges and third party broker-dealers, the Fund engaging in such transactions may have requirements to deliver/deposit securities to/with an exchange or broker-dealer as collateral for certain investments to the extent consistent with the 1940 Act and interpretive positions of the SEC and its staff. The Fund may mitigate counterparty risk by procuring collateral and through netting provisions included within an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) implemented between the Fund and each of its respective counterparties. An ISDA Master Agreement may contain certain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. Certain ISDA Master Agreements, or similar agreements, may allow the Fund to offset certain derivative financial instruments’ with collateral. At September 30, 2018, the Fund used the gross method of presentation in its consolidated financial statements and did not elect to offset amounts eligible for offset under enforceable master netting arrangements or similar agreements (“MNA”). The segregated cash balance with counterparties for OTC derivatives disclosed on the Consolidated Statement of Assets and Liabilities includes amounts for various derivative types which are comingled per our ISDA Master Agreements. These amounts are shown gross. The amount of collateral moved to/from applicable counterparties is generally based upon minimum transfer amounts of up to $250,000. Collateral pledged by the Fund is segregated by the Fund’s’ custodian and identified as such in the Fund’s portfolio. Collateral can be in the form of cash or securities as agreed to by the Fund and the applicable counterparty. Typically, the Fund and counterparties are not permitted to sell, repledge or use the collateral they receive unless explicitly permitted by each respective governing agreement.

The Fund manages counterparty risk by entering into agreements only with counterparties that the Investment Adviser believes to have the financial resources to honor its obligations and by monitoring the financial stability of those counterparties. The agreements entered into by the Fund may contain credit risk related contingent features that may be triggered in certain circumstances to protect either party from a deterioration in creditworthiness of the other. Such circumstances may include a decrease in credit rating or, in the case of the Fund, a decrease in net asset value. If triggered, the Fund or counterparty may be entitled to additional cash margin and/or to terminate the contract. See Note 9 for a further discussion of the risks of the Fund, including credit and counterparty risk.

Reverse Repurchase Agreements

The Fund may enter into reverse repurchase agreements. In a reverse repurchase agreement, the Fund sells a security in exchange for cash to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed upon price and date, under the terms of a Master Repurchase Agreement (“MRA”). The Fund is entitled to receive principal and interest payments, if any, made on the security delivered to the counterparty during the term of the agreement. Cash received in exchange for securities delivered plus accrued interest payments to be made by the Fund to counterparties is reflected as a liability. Reverse repurchase agreements involve the risk that the market value of the securities

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Notes to Consolidated Financial Statements (Continued)

For the Six-Months Ended September 30, 2018 (Unaudited)

purchased with the proceeds from the sale of securities received by the Fund may decline below the price of the securities the Fund is obligated to repurchase. Reverse repurchase agreements also involve credit risk with the counterparty to the extent that the value of securities subject to repurchase exceed the Fund’s liability under the reverse repurchase agreement. Securities subject to repurchase under reverse repurchase agreements, if any, are designated as such in the Consolidated Schedule of Investments. Due to the short term nature of the reverse repurchase agreements, face value approximates fair value. As of September 30, 2018, the face value of open reverse repurchase agreements for the Fund was $418,211,000. The weighted average daily balances of reverse repurchase agreements outstanding during the six-months ended September 30, 2018 for the Fund was approximately $183,730,656, at a weighted average weekly interest rate of 3.91%.

An MRA contains provisions for, among other things, initiation, income payments, events of default and maintenance of securities for repurchase agreements. An MRA also permits offsetting with collateral to create one single net payment in the event of default or similar events, including the bankruptcy or insolvency of a counterparty. The Fund may not use reverse repurchase agreements and related collateral governed by an MRA to offset derivatives contracts and related collateral governed by an ISDA (see Note 4) or securities lending agreements and related collateral governed by a securities lending agreement (“SLA”) (see below).

The following tables present the reverse repurchase agreements, which are subject to enforceable MRAs, as well as the collateral delivered related to those reverse repurchase agreements by class of collateral and summarized by the remaining contractual maturity of the transactions.

Counterparty	Reverse Repurchase Agreements	Fair Value of Non-Cash Collateral(1)	Cash Collateral Pledged(1)	Net Amount
BNP Paribas Securities Corp.	$(3,164,223)	$3,164,223	$—	$—
Goldman Sachs Bank USA	(110,060,592)	110,060,592	—	—
JPMorgan Chase Bank, N.A.	(82,022,872)	82,022,872	—	—
Merrill Lynch, Pierce, Fenner & Smith, Inc.	(22,051,120)	22,051,120	—	—
Royal Bank of Canada	(201,362,085)	201,362,085	—	—

Total	$(418,660,892)	$418,660,892	$—	$—

(1)

Additional required collateral pledged is not shown for financial reporting purposes. The total fair value of non-cash and cash collateral pledged at September 30, 2018 was 234,198,315 and 1,627,491, respectively.

	Remaining Contractual Maturity of the Agreements As of September 30, 2018
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Reverse Repurchase Agreements
Mortgage-Backed Securities	$—	$(363,670,181)	$(49,546,780)	$—	$(413,216,961)
Cash	(5,443,931)	—	—	—	(5,443,931)

Total	$(5,443,931)	$(363,670,181)	$(49,546,780)	$—	$(418,660,892)

Gross amount of recognized liabilities for reverse repurchase agreements					$(418,660,892)

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Notes to Consolidated Financial Statements (Continued)

For the Six-Months Ended September 30, 2018 (Unaudited)

Securities Lending

The Fund may lend securities, through its agent, to certain qualified financial institutions. The loans are collateralized by cash in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the Fund on the next Business Day. The initial collateral received by the Fund should have a value of at least 102% of the current value of loaned securities for U.S. securities and at least 105% for all other securities. The risk of borrower default will be borne by the Fund’s agent; the Fund will bear the risk of loss with respect to the investment of the cash collateral. The advantage of such loans is that the Fund continues to receive income on loaned securities while earning returns on the cash amounts which may be reinvested for the purchase of investments in securities. As of September 30, 2018, there were no securities on loan.

The SLA entered into by the Fund provides the right, in the event of default, for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. Under the agreement, the Fund can reinvest cash collateral.

When-Issued and Delayed-Delivery Transactions

The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued or delayed-delivery securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked-to-market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

The Fund may transact in To Be Announced Securities (“TBAs”). As with other delayed-delivery transactions, a seller agrees to issue TBAs at a future date. However, the seller does not specify the particular securities to be delivered. Instead, the Fund agrees to accept any security that meets specified terms such as issuer, interest rate and terms of underlying mortgages. The Fund records TBAs on the trade date utilizing information associated with the specified terms of the transaction as opposed to the specific mortgages. TBAs are marked-to-market daily and begin earning interest on the settlement date. Losses may occur due to the fact that the actual underlying mortgages received may be less favorable than those anticipated by the Fund.

Restricted Securities

The Fund may purchase securities which are considered restricted. Restricted securities are securities that cannot be offered for public sale without first being registered under the Securities Act of 1933, as amended, or are subject to contractual restrictions on public sales. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. The Fund will not incur any registration costs upon such resales. The Fund cannot demand registration of restricted securities. The Fund’s restricted securities, like other securities, are priced in accordance with the Valuation Procedures. Restricted securities are identified in the Consolidated Schedule of Investments.

Recent Accounting Pronouncements and Regulatory Updates

In August 2018, the Financial Accounting Standards Board (“FASB”) issued ASU No. 2018-13, Fair Value Measurements (Topic 820): Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement to streamline disclosure requirements. The new standard eliminated the requirements to disclose Level 1 and Level 2 transfers, policy of timing of transfers, valuation process for Level 3 fair value measurements and the changes in unrealized gains and losses included in Level 3 investments held at the end of the reporting period. Also there are modifications to disclosure requirements for the timing of the

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Notes to Consolidated Financial Statements (Continued)

For the Six-Months Ended September 30, 2018 (Unaudited)

liquidation of an underlying Investee Fund’s assets, for restrictions from redemption from an underlying Investee Fund, and for non-public companies, the Level 3 roll forward. The guidance is effective for financial statement with fiscal years beginning on or after December 15, 2019. Early adoption is permitted. Management is currently evaluating the new guidance. The adoption of ASU No. 2018-13 is not expected to have a material impact on the consolidated financial statements.

In March 2017, the FASB issued ASU No. 2017-08, Receivables—Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium Amortization on Purchased Callable Debt Securities, which shortens the amortization period for the premium on certain callable debt securities to the earliest call date. The amendments are applicable to any purchased individual debt security with an explicit and noncontingent call feature that is callable at a fixed price on a preset date. The amendments do not impact the accounting for callable debt securities held at a discount, which will continue to be accreted to maturity. ASU 2017-08 will become effective on January 1, 2019, with early adoption permitted including adoption in an interim period. The amendments will be applied on a modified retrospective basis through a cumulative-effect adjustment to retained earnings as of the beginning of the period of adoption. The Fund is currently evaluating the impact of adopting ASU 2017-08 on its consolidated financial statements.

In November 2016, the FASB issued ASU No. 2016-18, Statement of Cash Flows (Topic 230)—Restricted Cash. The new guidance is intended to change the presentation of restricted cash on the statement of cash flows. The new standard affects all entities that have restricted cash or restricted cash equivalents and are required to present a statement of cash flows under Topic 230. The new guidance is effective for fiscal years beginning after December 15, 2018, including interim periods within those years. Early adoption is permitted. The adoption of ASU No. 2016-18 is not expected to have a material impact in the consolidated financial statements.

4. Derivative Financial Instruments

In the normal course of business, the Fund enters into derivative financial instrument contracts for trading and/or economic hedging purposes to increase the returns of the Fund or to protect against exposure to certain risks such as credit risk, equity risk, interest rate risk, foreign currency exchange risk or other risk (e.g., inflation risk). These contracts may be transacted on a recognized exchange or OTC. The following disclosures contain information on how the Fund uses derivative financial instruments. The derivative financial instruments outstanding as of period end are disclosed in the Consolidated Schedule of Investments.

Forward Foreign Currency Exchange Contracts

The Fund may enter into Forwards to obtain investment exposure, seek to enhance return or hedge or protect its portfolio holdings against the risk of future movements in certain foreign currency exchange rates. Forwards are agreements between two parties to receive or deliver a fixed quantity of foreign currency for an agreed-upon price on an agreed upon future date. The market value of a Forward fluctuates with the changes in foreign currency exchange rates. These contracts are valued daily and the change in market value is recorded as an unrealized gain or loss on forward foreign currency exchange contracts. When a contract is closed, the Fund recognizes a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of forward foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities of the Fund, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign currency exchange contracts may limit the risk of loss due to a decline in the value of the currency holdings, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to losses if the counterparties to the contracts are unable to meet the terms of the contracts. The Fund’s maximum potential loss from such contracts is the aggregate face

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Notes to Consolidated Financial Statements (Continued)

For the Six-Months Ended September 30, 2018 (Unaudited)

value in U.S. dollars at the time the contract was opened. These contracts involve market and/or credit risk in excess of the amount recognized in the Consolidated Statement of Assets and Liabilities.

Futures Contracts

The Fund may enter into futures contracts to maintain investment exposure to a target asset class or to seek to enhance return. The Fund may be subject to fluctuations in equity prices, interest rates, commodity prices and foreign currency exchange rates in the normal course of pursuing its investment objective. Futures contracts are standardized agreements to buy or sell a security, or deliver a final cash settlement price in connection with an index, interest rate, currency, or other asset. The Fund must deposit an amount (“initial margin”) equal to a certain percentage of the face value of the futures contract. The initial margin may be in the form of cash or securities which is returned when the Fund’s obligations under the contract have been satisfied. If cash is deposited as the initial margin, it is shown as segregated cash balance with broker for futures contracts in the Consolidated Statement of Assets and Liabilities. Futures contracts are marked-to-market daily and subsequent payments (“variation margin”) are made or received by the Fund depending on whether unrealized gains or losses are incurred. When the contract is closed or expires, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The potential risk to the Fund is that the change in value of futures contracts may not correspond to the change in the value of the hedge investments. In addition, losses may arise from changes in the value of the underlying instrument, if interest or exchange rates move unexpectedly or if the counterparty is unable to perform. With futures, there is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchanges’ clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Options Contracts

The Fund may purchase and write call and put options. An option contract purchased by the Fund gives the Fund the right, but not the obligation, to buy (call) or sell (put) an underlying instrument at a fixed exercise price during a specified period. Call options written by the Fund give the holder the right to buy the underlying instrument from the Fund at a fixed exercise price; put options written by the Fund give the holder the right to sell the underlying instrument to the Fund at a fixed exercise price. The Fund may use options to hedge against changes in values of securities or currencies it owns or expects to own, to gain or to maintain exposure to interest rates, currencies or broad equity markets, to generate additional income or to enhance returns.

Options trading involve certain additional risks. Specific market movements of the option and the instruments underlying the option cannot be predicted. No assurance can be given that a liquid secondary market will exist for any particular option or at any particular time. The Fund might not be able to enter into a closing transaction for the option as a result of an illiquid market for the option. To realize any profit in the case of an option, therefore, the option holder would need to exercise the option and comply with margin requirements for the underlying instrument. A writer could not terminate the obligation until the option expired or the writer was assigned an exercise notice. The purchaser of an option is subject to the risk of losing the entire purchase price of the option. The writer of an option is subject to the risk of loss resulting from the difference between the premium received for the option and the price of the futures contract underlying the option that the writer must purchase or deliver upon exercise of the option. The writer of a naked option may have to purchase the underlying contract in the market for substantially more than the exercise price of the option in order to satisfy his delivery obligations. This could result in a large net loss.

Equity, foreign currency or index options that may be purchased or sold by the Fund may include options not traded on a securities exchange. The risk of nonperformance by the counterparty on such option may be

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Notes to Consolidated Financial Statements (Continued)

For the Six-Months Ended September 30, 2018 (Unaudited)

greater and the ability of the Fund to enter into a closing transaction with respect to such option may be less than in the case of an exchange traded option.

The Fund may purchase or write interest rate swaption agreements which are options to enter into a predefined swap agreement by some specific date in the future. The writer of the swaption becomes the counterparty to the swap if the buyer exercises. The interest rate swaption agreement will specify whether the buyer of the swaption will be a fixed-rate receiver or a fixed-rate payer upon exercise.

Purchases of put and call options are recorded as investments, the value of which are marked-to-market daily. When a purchased option expires without being exercised, the Fund will realize a loss equal to the premium paid. When the Fund enters into a closing sale transaction, the Fund will realize a gain or loss depending on whether the sales proceeds from the closing sale transaction are greater or less than the premium initially paid for the option. When the Fund exercises a put option, it will realize a gain or loss from the sale of the underlying instrument and the proceeds from such sale will be decreased by the premium originally paid for the put option. When the Fund exercises a call option, the cost of the security which the Fund purchases upon exercise will be increased by the premium originally paid for the call option. Realized gains and losses on purchased options are included in realized gains and losses on investments.

The premium received for a written option is recorded as an asset and an equivalent liability. The liability is marked-to-market daily in accordance with the option’s valuation policy. When a written option expires without being exercised or the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss if the cost of the closing purchase transaction exceeds the premium received when the option was sold) without regard to any unrealized gain or loss on the underlying instrument and the liability related to such option is eliminated. When a written call option is exercised, the Fund realizes a gain or loss, as adjusted for the premium received, from the sale of the underlying instrument. When a written put option is exercised, the premium received is offset against the amount paid for the purchase of the underlying instrument.

Swap Agreements

The Fund may enter into total return, interest rate, and credit default swap agreements (“Swaps”). Swaps are bilaterally negotiated agreements between the Fund and a counterparty in which the Fund and counterparty agree to make either periodic net payments on a specified notional amount or a net payment upon termination. Swap agreements are privately negotiated in the OTC market or may be executed in a multilateral or other trade facility platform, such as a registered exchange (“centrally cleared swaps” or swap execution facility). The Fund may enter into swap agreements for the purposes of managing exposure to interest rate, credit or market risk, or for other purposes. In connection with these agreements, securities or cash (“segregated cash” or “collateral”) may be paid or received, as applicable, by the Fund as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency. Securities posted by the Fund as collateral for swaps are identified in the Consolidated Schedule of Investments and segregated cash, if any, is reflected in the Consolidated Statement of Assets and Liabilities.

Swap transactions involve, to varying degrees, elements of interest rate, credit and market risk in excess of the amounts recognized in the Consolidated Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform, or that there may be unfavorable changes in market conditions or interest rates. In addition, entering into swap agreements involves documentation risk resulting from the possibility that the parties to a swap agreement may disagree as to the meaning of contractual terms in the agreement. The Fund’s maximum risk of loss from counterparty credit risk is the discounted value of the net cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive, or the fair value

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Notes to Consolidated Financial Statements (Continued)

For the Six-Months Ended September 30, 2018 (Unaudited)

of the contract. The risk may be mitigated by having an MNA between the Fund and the counterparty and by the posting of collateral by the counterparty to cover the Fund’s exposure to the counterparty.

Interest Rate Swaps: The Fund may enter into OTC and/or centrally cleared interest rate swap contracts to hedge interest rate risk, to gain exposure on interest rates and to hedge prepayment risk. The Fund is subject to interest rate risk exposure in the normal course of pursuing their investment objectives. The Fund may hold fixed rate bonds, and the value of these bonds may decrease if interest rates rise. Interest rate swaps are agreements in which one party pays a stream of interest payments, either fixed or floating rate, for another party’s stream of interest payments, either fixed or floating, on the same notional amount for a specified period of time. The Fund’s maximum risk of loss from counterparty credit risk, as opposed to investment and other types of risk, in respect of interest rate swaps is typically the discounted net value of the cash flows to be received from the counterparty over the contracts remaining life, to the extent that amount is positive.

Interest rate swaps can be purchased or sold with an upfront premium. An upfront payment received by the Fund is recorded as a liability on the Fund’s Consolidated Statement of Assets and Liabilities and an upfront payment made by the Fund is recorded as an asset in the Consolidated Statement of Assets and Liabilities. Interest rate swaps are marked-to-market daily and any change is recorded as an unrealized gain or loss on swaps. Daily fluctuations in the value of centrally cleared interest rate swaps are recorded as a receivable or payable for variation margin on the Fund’s Consolidated Statement of Assets and Liabilities. Payments, including upfront premiums, received or made are recorded as realized gains or losses at the closing of the contract.

Total Return Swaps: The Fund may enter into total return swap agreements to obtain exposure to a security, index or market without owning such security or investing directly in that security, index or market or to transfer the risk/return of one market (e.g., fixed income) to another market (e.g., equity) (equity risk and/or interest rate risk). Total return swaps are agreements in which one party agrees to make periodic payments to another party based on the change in market value of the underlying instrument, which may include a specified security, index, basket of securities or securities indices during the specific period, in return for periodic payments based on a fixed or floating rate or the total return from other underlying assets. To the extent the total return of the instrument underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty. Total return swaps can also be structured without an interest payment, so that one party pays the other party if the value of the underlying instrument increases and receives payment from the other party if the value of the underlying asset decreases.

Credit Default Swaps: The Fund may enter into OTC and/or centrally cleared credit default swap contracts to hedge credit risk, to hedge market risk, or to gain exposure on single-name issues and/or baskets of securities.

In a credit default swap contract, the protection buyer typically makes an upfront payment and a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructurings and obligation acceleration. An upfront payment received by the Fund or made by the Fund is recorded as a liability or asset, respectively, in the Consolidated Statement of Assets and Liabilities. Periodic payments received or paid by the Fund are recorded as realized gains or losses. Credit default swap contracts are marked-to-market daily and the change is recorded as an unrealized gain or loss on swaps. Upon the occurrence of a credit event, the difference between the par value and the market value of the reference obligation, net of any proportional amount of upfront payment, is recorded as a realized gain or loss on swaps.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Notes to Consolidated Financial Statements (Continued)

For the Six-Months Ended September 30, 2018 (Unaudited)

Interest rate swaps, total return swaps and credit default swaps outstanding at period end are listed at the end of the Fund’s Consolidated Schedule of Investments.

At September 30, 2018, the Fund had the following derivative financial instruments, presented on a gross basis and categorized by risk exposure:

	Asset Derivatives		Liability Derivatives
	Consolidated Statement of Assets & Liabilities Location	Fair Value	Consolidated Statement of Assets & Liabilities Location	Fair Value
Interest Rate	Centrally cleared swaps, at fair value (c)	$37,365,191	Centrally cleared swaps, at fair value (c)	$(38,369,977)
	Swap contracts, at fair value (b)	90,566	Swap contracts, at fair value (b)	(130,443)
	Unrealized appreciation on futures contracts (c)	5,041,539	Unrealized depreciation on futures contracts (c)	(12,552,739)
Equity	Swap contracts, at fair value (b)	31,897,718	Swap contracts, at fair value (b)	(29,274,074)
	Unrealized appreciation on futures contracts (c)	18,863,080	Unrealized depreciation on futures contracts (c)	(10,036,845)
	Purchased options, at fair value (d)	3,793,196	Options written, at value	—
Commodity	Swap contracts, at fair value (b)	—	Swap contracts, at fair value (b)	(1,001,244)
	Unrealized appreciation on futures contracts (c)	24,937,997	Unrealized depreciation on futures contracts (c)	(19,155,713)
Credit	Centrally cleared swaps, at fair value (c)	61,617,110	Centrally cleared swaps, at fair value (c)	(23,776,319)
	Swap contracts, at fair value (b)	844,011	Swap contracts, at fair value (b)	(17,366,897)
Foreign Exchange	Unrealized appreciation on forward foreign currency exchange contracts	2,855,326	Unrealized depreciation on forward foreign currency exchange contracts	(4,782,934)
	Unrealized appreciation on futures contracts (c)	9,715,078	Unrealized depreciation on futures contracts (c)	(3,847,856)

Total		$197,020,812		$(160,295,041)

Amounts not subject to MNA(1)		(161,333,191)		107,739,510

Total gross amounts subject to MNA		$35,687,621		$(52,555,531)

(1)	See below for disclosure of financial instruments assets and liabilities subject to offset under enforceable MNA.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Notes to Consolidated Financial Statements (Continued)

For the Six-Months Ended September 30, 2018 (Unaudited)

The following tables present information about the amount of net realized gain (loss) and net unrealized appreciation (depreciation) on derivative financial instruments for the period ended September 30, 2018:

Primary Underlying Risk	Average Number of Contracts(a)	Average Notional USD(a)	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)

Interest Rate
Swap contracts	—	$8,075,679,384	501,413	$5,409,481
Future contracts	—	2,966,074,448	11,335,661	(14,871,676)
Purchased options (d)	390	—	63,937	—
Options written	540	—	(186,686)	79,760

Equity
Swap contracts	—	2,588,323,939	(1,373,447)	2,653,969
Future contracts	—	1,696,623,122	(48,122,289)	2,872,247
Purchased options (d)	45,264	—	(6,159,192)	1,754,301
Options written	1,519	—	264,463	(93,294)

Commodity
Swap contracts	—	13,798,644	—	(1,001,244)
Future contracts	—	1,097,296,283	36,347,744	(9,150,071)

Credit
Swap contracts	—	1,779,589,468	14,842,590	5,525,570

Foreign Exchange
Swap contracts	—	—	62,249	—
Forward foreign currency exchange contracts	—	1,354,082,554	32,819,832	(287,197)
Future contracts	—	1,620,586,975	1,149,913	3,549,583
Purchased options	—	10,866,667	72,382	18,517
Options written	—	18,900,000	112,759	(30,600)

Total			$41,731,329	$(3,570,654)

(a)	Averages are based on monthly activity levels during the six-months ended September 30, 2018.

(b)	Includes swap contract premiums paid/received and unrealized appreciation/depreciation on swap contracts.

(c)

Includes unrealized appreciation/depreciation of futures contracts and centrally cleared swaps as reported in the Notes to Consolidated Schedule of Investments. Only the current day’s variation margin is reported in the Consolidated Statement of Assets and Liabilities.

(d)

Includes purchased options that are part of investments in securities as shown in the Consolidated Statement of Assets and Liabilities and net realized gain on investments in securities and net unrealized appreciation on investments in securities as shown in the Consolidated Statement of Operations.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Notes to Consolidated Financial Statements (Continued)

For the Six-Months Ended September 30, 2018 (Unaudited)

Netting Arrangements

The Fund enters into ISDA Master Agreements which contain MNA’s that provide for payment netting and, in the case of default or similar event with respect to the counterparty to the MNA, can provide for netting across transactions. Generally, upon counterparty default, the Fund can terminate all transactions under the MNA and set-off amounts it owes across all transactions under a particular MNA and against collateral under such MNA. The Fund may not use derivatives contracts and related collateral governed by an ISDA to offset reverse repurchase agreements and related collateral governed by an MRA or securities lending agreements and related collateral governed by an SLA (see Note 3).

The Master Fund uses master netting arrangements, which allows certain derivative financial instruments and collateral with the same counterparty to be offset to minimize counterparty credit exposure. The following table presents information related to derivative financial instruments and collateral related to securities loaned that are subject to an enforceable master netting arrangement or similar agreement (“MNA”) and are not offset, as shown in the Consolidated Statement of Assets and Liabilities as of September 30, 2018.

The following table represents the Fund’s derivative financial instrument assets and liabilities by counterparty net of amounts available for offset under an MNA and net of related collateral received/pledged by the Fund as of September 30, 2018:

		Gross Amounts Not Offset in the Consolidated Statement of Assets and Liabilities
	Gross Amount of Assets Presented in Consolidated Statement of Assets and Liabilities	Derivative Financial Instruments Available to Offset	Cash Collateral Received(4)	Non-Cash Collateral	Net Amount(2)

By Counterparty (1)
Barclays Bank plc	$852,053	$(720,019)	$—	$—	$132,034
Citibank N.A.	90,566	(8,601)	—	—	81,965
Citigroup Global Markets, Inc.	12,923	(12,923)	—	—	—
Credit Suisse Securities (Europe) Limited	4,450,912	(4,450,912)	—	—	—
JPMorgan Chase Bank, N.A.	1,424,614	(1,424,614)	—	—	—
State Street Bank and Trust Company	321,988	(321,988)	—	—	—

Cayman Subsidiary
Credit Suisse International	301,234	(23,003)	—	—	278,231
Morgan Stanley Capital Services LLC	9,438,309	(9,022,173)	—	—	416,136
State Street Bank and Trust Company	1,190,213	(738,164)	—	—	452,049

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Notes to Consolidated Financial Statements (Continued)

For the Six-Months Ended September 30, 2018 (Unaudited)

		Gross Amounts Not Offset in the Consolidated Statement of Assets and Liabilities
	Gross Amount of Assets Presented in Consolidated Statement of Assets and Liabilities	Derivative Financial Instruments Available to Offset	Cash Collateral Received(4)	Non-Cash Collateral	Net Amount(2)
Domestic Subsidiary IV
Credit Suisse Securities (Europe) Limited	$2,163	$—	$—	$—	$2,163
Deutsche Bank AG	7,929,185	(5,451,558)	—	—	2,477,627
Goldman Sachs International	2,280,113	(44,993)	—	—	2,235,120
Morgan Stanley & Co. LLC	477,668	(477,668)	—	—	—
Morgan Stanley Capital Services LLC	6,902,276	(2,003,784)	—	—	4,898,492
State Street Bank and Trust Company	13,404	(7,791)	—	—	5,613

Total	$35,687,621	$(24,708,191)	$—	$—	$10,979,430

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Notes to Consolidated Financial Statements (Continued)

For the Six-Months Ended September 30, 2018 (Unaudited)

		Gross Amounts Not Offset in the Consolidated Statement of Assets and Liabilities
	Gross Amounts of Liabilities in Consolidated Statement of Assets and Liabilities	Derivative Financial Instruments Available to Offset	Cash Collateral Pledged(5)	Non-Cash Collateral	Net Amount(3)

By Counterparty (1)
Bank of America, N.A.	$(1,223,019)	$—	$1,134,793	$—	$(88,226)
Barclays Bank plc	(720,019)	720,019	—	—	—
Citibank, N.A.	(8,601)	8,601	—	—	—
Citigroup Global Markets, Inc.	(621,952)	12,923	609,029	—	—
Credit Suisse International	(276,817)	—	276,817	—	—
Credit Suisse Securities (Europe) Limited	(7,677,634)	4,450,912	3,226,722	—	—
Deutsche Bank AG	(62,252)	—	62,252	—	—
Goldman Sachs International	(1,594,525)	—	1,594,525	—	—
JPMorgan Chase Bank, N.A.	(4,220,005)	1,424,614	2,795,391	—	—
J.P. Morgan Securities LLC	(3,262,037)	—	3,262,037	—	—
Merrill Lynch Capital Services, Inc.	(2,767,827)	—	2,767,827	—	—
Morgan Stanley & Co. International plc	(1,037,396)	—	1,037,396	—	—
Morgan Stanley Capital Services LLC	(1,751,912)	—	1,751,912	—	—
State Street Bank and Trust Company	(602,891)	321,988	280,903	—	—

Cayman Subsidiary
Credit Suisse International	(23,003)	23,003	—	—	—
JPMorgan Chase Bank, N.A.	(1,001,244)	—	1,001,244	—	—
Morgan Stanley Capital Services LLC	(9,022,173)	9,022,173	—	—	—
J.P. Morgan Securities LLC	(1,222,105)	—	1,222,105	—	—
State Street Bank and Trust Company	(738,164)	738,164	—	—	—

Domestic Subsidiary III
Citigroup Global Markets, Inc.	(267,681)	—	267,681	—	—
Credit Suisse International	(1,925,027)	—	1,925,027	—	—
Credit Suisse Securities (USA) LLC	(431,234)	—	431,234	—	—
JPMorgan Chase Bank, N.A.	(1,500,474)	—	1,500,474	—	—
Morgan Stanley Capital Services LLC	(2,565,254)	—	2,565,254	—	—

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Notes to Consolidated Financial Statements (Continued)

For the Six-Months Ended September 30, 2018 (Unaudited)

		Gross Amounts Not Offset in the Consolidated Statement of Assets and Liabilities
	Gross Amounts of Liabilities in Consolidated Statement of Assets and Liabilities	Derivative Financial Instruments Available to Offset	Cash Collateral Pledged(5)	Non-Cash Collateral	Net Amount(3)

Domestic Subsidiary IV
Deutsche Bank AG	$(5,451,558)	$5,451,558	$—	$—	$—
Goldman Sachs International	(44,993)	44,993	—	—	—
Morgan Stanley & Co. LLC	(524,159)	477,668	—	—	(46,491)
Morgan Stanley Capital Services LLC	(2,003,784)	2,003,784	—	—	—
State Street Bank and Trust Company	(7,791)	7,791	—	—	—

Total	$(52,555,531)	$24,708,191	$27,712,623	$—	$(134,717)

(1)	The Fund and each Subsidiary are subject to seperate MNA’s with each individual counterparty.

(2)	Net amount represents the net amount receivable from the counterparty in the event of default.

(3)	Net amount represents the net amount payable to the individual counterparty in the event of default.

(4)	Additional required collateral received from the individual counterparty is not shown for financial reporting purposes.

(5)	Additional required collateral pledged to the individual counterparty is not shown for financial reporting purposes.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Notes to Consolidated Financial Statements (Continued)

For the Six-Months Ended September 30, 2018 (Unaudited)

5. Fair Value Measurements

The following table presents information about the classification of the Fund’s investments measured at fair value within the fair value hierarchy as of September 30, 2018:

Assets:	Level 1	Level 2	Level 3	Total
Investments in Securities:
Common Stock	$1,846,169,207	$—	$—	$1,846,169,207
Preferred Stock	184,326,714	—	—	184,326,714
Asset-Backed Securities	—	319,207,933	—	319,207,933
Convertible Bonds	—	46,113,724	—	46,113,724
Bank Debt	—	27,856,755	10,041,285	37,898,040
Corporate Bonds & Notes	—	247,381,877		247,381,877
Sovereign Debt	—	528,128,281	—	528,128,281
Mortgage-Backed Securities	—	1,665,845,241	—	1,665,845,241
U.S. Government Sponsored Agency Securities	—	38,753,611	—	38,753,611
U.S. Treasury Obligations	—	377,102,696	—	377,102,696
Exchange-Traded Funds	153,363,966	—	—	153,363,966
Purchased Options	3,793,197	—	—	3,793,197
Short-Term Investment—Money Market Funds	336,936,319	—	—	336,936,319
Subtotal	$2,524,589,403	$3,250,390,118	$10,041,285	$5,785,020,806
Investments Valued at NAV				616,171,503
Total Investments in Securities	2,524,589,403	3,250,390,118	10,041,285	$6,401,192,309
Forward Foreign Currency Exchange Contracts	—	2,855,326	—	2,855,326
Futures Contracts	58,557,694	—	—	58,557,694
Centrally Cleared Credit Default Swaps	—	61,617,110	—	61,617,110
OTC Credit Default Swaps	—	844,011	—	844,011
OTC Total Return Swaps	—	31,988,284	—	31,988,284
Centrally Cleared Interest Rate Swaps	—	37,365,191	—	37,365,191
Total Assets	$2,583,147,097	$3,385,060,040	$10,041,285	$6,594,419,925

Liabilities:	Level 1	Level 2	Level 3	Total
Securities Sold Short:
Common Stock	$1,283,248,901	$—	$—	$1,283,248,901
Exchange-Traded Funds	4,760,657	—	—	4,760,657
Mortgage-Backed Securities	—	56,086,109	—	56,086,109
Total Securities Sold Short	1,288,009,558	56,086,109	—	$1,344,095,667
Reverse Repurchase Agreements	—	418,660,892	—	418,660,892
Forward Foreign Currency Exchange Contracts	—	4,782,934	—	4,782,934
Futures Contracts	45,593,153	—	—	45,593,153
Centrally Cleared Credit Default Swaps	—	23,776,319	—	23,776,319
OTC Credit Default Swaps	—	17,366,897	—	17,366,897
OTC Total Return Swaps	—	30,275,318	—	30,275,318
Centrally Cleared Interest Rate Swaps	—	38,369,977	—	38,369,977
OTC Interest Rate Swaps	—	130,443	—	130,443
Total Liabilities	$1,333,602,711	$589,448,889	$—	$1,923,051,600

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Notes to Consolidated Financial Statements (Continued)

For the Six-Months Ended September 30, 2018 (Unaudited)

Investments that are measured at fair value using NAV as a practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Consolidated Statement of Assets and Liabilities.

Investments in Investee Funds that are non-redeemable or subject to other restrictions such as a lockup at the measurement date or have the ability to limit the individual amount of investor redemptions shall be classified as having a redemption restriction.

The following table summarizes investments in Investee Funds, by investment strategy, the unfunded commitment of each strategy (if applicable), and the amount of the investment in Investee Fund that cannot be redeemed because of redemption restrictions put in place by the Investee Fund.

Investments in Investee Funds by Strategy	Unfunded Commitment $	Non-Redeemable Investments (A)		Other Restricted Investments (B)		Investments Subject to No Restrictions	Total $
		Amount $	Redemption Restriction Commencement Date	Amount $	Redemption Restriction Term	Amount $

Equity (1)(3)	N/A	—	N/A	—	N/A	365,921,503	365,921,503

Credit-Driven (2)(3)	N/A	—	N/A	250,250,000	12 months	—	250,250,000

(1) The Equity strategy generally includes equity-focused Investee Funds with a bottom-up analysis that do not actively trade exposures, with trading strategies focusing on shorter-term dynamics and appreciation for market technicals, top-down thematic/macro views, and technically driven statistical arbitrage with fundamental quantitative long/short strategies.

(2) The Credit-Driven strategy generally includes Investee Funds with a focus on fundamental hedged products or otherwise low net exposure, positional concentration and opportunistic directional exposures, mortgages and non-mortgage asset-backed securities.

(3) Investments are redeemable quarterly upon 30—60 days written notice.

(A) Investments in Investee Funds cannot currently be redeemed and the remaining redemption restriction period is not known. The date the redemption restriction commenced is disclosed.

(B) Investments subject to other restrictions include investments in Investee Funds that are subject to a lockup at the measurement date and/or have the ability to limit the individual amount of investor redemptions. The redemption restriction term is based on the restriction period (or range of restriction periods) for Investee Funds as defined in each respective Investee Fund’s governing legal agreement without consideration of the length of time elapsed from the date of investments in Investee Funds. The Fund’s investment in a particular Investee Fund classified within the strategies above may be comprised of investments with differing liquidity terms or investments which were made at differing points in time.

During the period ended September 30, 2018, there were no transfers between Level 1 and Level 2. As of September 30, 2018, no Fair Value Factor was applied as price movements did not meet the Fair Value Trigger. For more detail on the fair value of foreign equity securities, please refer to the discussion of fair value measurements for exchange-traded securities in Note 3.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Notes to Consolidated Financial Statements (Continued)

For the Six-Months Ended September 30, 2018 (Unaudited)

The Fund recognizes transfers within the fair value hierarchy as of the beginning of the period. Transfers into and out of Level 3 were primarily related to the availability of broker quotations in accordance with valuation methodology.

The changes in investments measured at fair value for which the Fund used Level 3 inputs to determine fair value are as follows:

Assets: Investment in Securities	Bank Debt	Corporate Bonds & Notes	Total
Balance as of March 31, 2018	$12,831,298	$21,774,895	$34,606,193
Transfers In	804,217	—	804,217
Transfers Out	(4,939,560)	—	(4,939,560)
Purchases	2,176,539	—	2,176,539
Sales	(1,968,476)	(22,440,334)	(24,408,810)
Amortization	13,920	1,042,424	1,056,344
Net realized gain	13,558	(414,086)	(400,528)
Net change in unrealized appreciation (depreciation)	1,109,789	37,101	1,146,890

Balance as of September 30, 2018	$10,041,285	$—	$10,041,285

Net change in unrealized appreciation (depreciation) related to investments still held as of September 30, 2018	$1,109,789	$—	$1,109,789

The following table summarizes the quantitative inputs and assumptions used for investments in securities classified within Level 3 of the fair value hierarchy as of September 30, 2018.

Assets	Fair Value at September 30, 2018	Valuation Technique	Unobservable Inputs	Range of inputs (Weighted Average)
Investments in Securities:
Bank Debt	$10,041,285	Broker-dealer Quotations	Indicative Bid	N/A

Total Investments in Securities	$10,041,285

6. Purchase and Sale of Fund Shares

The Fund currently offers Class D Shares, Class I Shares, Class R Shares and Class Y Shares. For the six-months ended September 30, 2018, only Class D Shares, Class I Shares and Class Y Shares were outstanding.

The Fund’s Class D Shares are offered primarily through broker-dealers and other financial intermediaries that have entered into an agreement with the Distributor for the use of the Fund in investment products, programs, or accounts such as mutual fund supermarkets or other no transaction fee platforms. The Fund’s Class I Shares are offered to institutional investors and individual investors who are clients of investment advisors, broker-dealers, financial institutions or registered investment advisors that: (a) may charge such clients fees for advisory, investment, consulting or similar services and (b) have entered into an arrangement approved by the Distributor to provide certain administrative services to investors. The Fund’s Class Y Shares are offered for institutional investors and individuals (including through individual retirement accounts) who purchase directly from the Fund. Class Y Shares of the Fund may also be offered to employees, officers and directors/trustees of the Investment Adviser, the Fund or their respective affiliates

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Notes to Consolidated Financial Statements (Continued)

For the Six-Months Ended September 30, 2018 (Unaudited)

and to institutional investors and individual investors who are clients of investment advisors, broker-dealers, financial institutions or registered investment advisors that: (a) do not charge a fee to the Fund and (b) have entered into an arrangement approved by the Distributor. The minimum investment in Class D Shares of the Fund by an investor is $25,000, and the minimum subsequent investment in Class D Shares of the Fund by an investor is $5,000. The minimum investment in Class I Shares of the Fund by an investor is $1,000,000, and the minimum subsequent investment in Class I Shares of the Fund by an investor is $200,000. Class Y Shares have no investment minimum requirements. The Fund’s Class R Shares have no minimum investment requirement and are generally available only to special benefit plans.

Shares of the Fund may be purchased or redeemed at NAV each Business Day.

7. Investment Adviser Fees and Other Transactions with Affiliates

Pursuant to the investment management agreement between the Investment Adviser and the Trust, on behalf of the Fund, the Fund pays the Investment Adviser a management fee (the “Fund Management Fee”) at an annual rate based on the Fund’s average daily net assets, excluding the net assets of the applicable Subsidiaries. The Fund’s Management Fee accrues daily in arrears and is paid quarterly. The Investment Adviser receives additional compensation at an annual rate based on each Subsidiary’s average daily net assets for providing management services to the Subsidiaries. For collective net assets of the Fund and the respective Subsidiaries up to $2.5 billion, the Fund Management Fee is calculated at a rate of 1.95% (annualized) and for collective net assets greater than or equal to $2.5 billion, the Fund Management Fee is calculated at a rate of 1.80% (annualized). During the period ended September 30, 2018, the Fund paid the Investment Adviser $57,411,470 in management fees. From this amount, the Investment Adviser paid $29,399,564 in sub-advisory fees to non-affiliated Sub-Advisers with respect to the Fund, which amounted to 0.95% (annualized) of the Fund’s average daily net assets.

Sub-Advisory Fees

Pursuant to the sub-advisory agreements between the Investment Adviser and the Sub-Advisers, the Sub-Advisers are compensated for the services they provide to the Fund by the Investment Adviser from the Management Fee received by the Investment Adviser.

Distribution and Service Fees

Pursuant to the amended and restated Distribution and Service Plan, the Fund’s Class D Shares bear distribution and service fees at an annual rate of 0.25% of the average daily net assets of the Fund attributable to Class D Shares. Payments of the distribution and service fee may be made without regard to expenses actually incurred. The Fund’s Class I Shares, Class Y Shares and Class R Shares are not subject to distribution and service fees.

Expense Limitation and Reimbursement

The Investment Adviser has entered into an Expense Limitation and Reimbursement Agreement with the Fund to limit the amount of Specified Expenses (as defined below) of the Fund to 2.40% per annum of the Fund’s net assets for Class D Shares, Class I Shares and Class Y Shares and 2.55% per annum of the Fund’s net assets for Class R Shares (collectively, the “Total Expense Cap”). Specified Expenses include all expenses incurred by the Fund with the exception of (i) the distribution or servicing fees, (ii) acquired fund fees and expenses, (iii) brokerage and trading costs, (iv) interest payments (including any interest expenses, commitment fees, or other expenses related to any line of credit of the Fund), (v) taxes, (vi) dividends and interest on short positions, and (vii) extraordinary expenses (as determined in the sole discretion of BAIA) (together, the “Excluded Expenses”).

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Notes to Consolidated Financial Statements (Continued)

For the Six-Months Ended September 30, 2018 (Unaudited)

To the extent the estimated annualized specified expenses for any month exceeds the Total Expense Cap, the Investment Adviser will waive its fees and/or make payments to the Fund for expenses to the extent necessary to eliminate such excess. The Investment Adviser may discontinue its obligations under the agreements at any time in its sole discretion after August 31, 2020 upon written notice to the Fund. The Fund has agreed to repay the amounts borne by the Investment Adviser under their respective agreements within the thirty-six month period after the Investment Adviser bears the expense, to the extent the estimated annualized Specified Expenses for a given month are less than the lower of the Total Expense Cap or any expense limitation agreement then in effect. The repayment may not raise the level of estimated annualized specified expenses in the month of repayment to exceed the total expense cap. During the period ended September 30, 2018, there were no repayments or potential repayments to the Investment Adviser.

Related Party Transactions

Blackstone Holdings Finance Co. L.L.C. (“FINCO”), an affiliate of the Fund, pays expenses on behalf of the Fund. The Fund reimburses FINCO for such expenses paid on behalf of the Fund. FINCO does not charge any fees for providing such administrative services. At period-end September 30, 2018, the Fund does not have an amount payable to FINCO.

The Adviser utilizes technology offered by Arcesium LLC (“Arcesium”) to provide certain middle- and back-office services to the Fund, and the Fund bears the costs for such services. The parent company of a Sub-Adviser owns a controlling, majority interest in Arcesium and the Adviser owns a non-controlling, minority interest in Arcesium.

8. Other Agreements

State Street Bank and Trust Company serves as the administrator, custodian and transfer agent to the Fund. Blackstone Advisory Partners L.P., an affiliate of the Investment Adviser, serves as the Fund’s distributor.

9. Financial Instruments and Off-Balance Sheet Risk

Market Risk: In the normal course of business, the Fund invests in securities and enters into transactions where risks exist due to fluctuations in the market (market risk) or failure of the other party to a transaction to perform (credit and counterparty risk). The value of securities held by the Fund may decline in response to certain events, including those directly involving the companies whose securities are owned by the Fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations.

Credit and Counterparty Risk: The Fund may be exposed to counterparty risk, or the risk that an entity with which the Fund has unsettled or open transactions may default. The potential loss could exceed the value of the financial assets and liabilities recorded in the consolidated financial statements. Financial assets that potentially expose the Fund to credit and counterparty risk consist principally of cash due from counterparties and investments. The Fund manages counterparty risk by entering into agreements only with counterparties that it believes has the financial resources to honor its obligations and by monitoring the financial stability of those counterparties. The Fund’s Investment Adviser attempts to mitigate counterparty risk by (i) periodically assessing the creditworthiness of its trading partners, (ii) monitoring and/or limiting the amount of its net exposure to each individual counterparty based on its assessment and (iii) requiring collateral from the counterparty for certain transactions. In order to preserve certain safeguards for non-standard settlement trades, the Fund restricts exposure to credit and counterparty losses by entering into MNA’s with counterparties (approved brokers) with whom it undertakes a significant volume of transactions. Collateral requirements may differ by type of derivative or investment, as applicable. Collateral or margin requirements

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Notes to Consolidated Financial Statements (Continued)

For the Six-Months Ended September 30, 2018 (Unaudited)

are set by the broker or exchange clearing house for exchange traded derivatives (e.g., futures contracts and exchange traded options) while collateral terms are contract specific for OTC traded derivatives (e.g., forward foreign currency exchange contracts, swap agreements and OTC options). For derivatives traded under an ISDA Master Agreement or similar master agreement, the collateral requirements may be netted across all transactions traded under such agreement and certain counterparties may allow one amount to be posted from one party to the other to collateralized such obligations. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the other party. The ISDA Master Agreement gives the Fund the right, upon an event of default by the applicable counterparty or a termination of the agreement, to close out all transactions traded under such agreement and may permit net amounts owed under each transaction to be netted to derive one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the Fund’s credit risk to such counterparty equal to any amounts payable by the Fund under the applicable transactions, if any. The enforceability of the right to offset may vary by jurisdiction. Cash collateral that has been pledged to cover obligations of the Fund under derivative financial instrument contracts, if any, will be reported separately in the Consolidated Statement of Assets and Liabilities. Securities pledged as collateral, if any, for the same purpose are noted in the Consolidated Schedule of Investments.

At September 30, 2018, the Fund had counterparty concentration of credit risk primarily with State Street Bank and Trust Company, Morgan Stanley & Co. LLC, Morgan Stanley Capital Services LLC, Morgan Stanley & Co. International plc, Credit Suisse Securities (USA) LLC, Credit Suisse Securities (Europe) Limited and Credit Suisse International.

Foreign Investment Risk: The investments by the Fund in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in, require settlement in and pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which could affect the market and/or credit risk of the investments. In addition to the risks described above, risks may arise from forward foreign currency exchange contracts with respect to the potential inability of counterparties to meet the terms of their contracts.

Liquidity Risk: Some securities held by the Fund, including, but not limited to, restricted, distressed, nonexchange traded, and/or privately placed securities, may be difficult to sell, or illiquid, particularly during times of market turmoil. Investments in Investment Funds are generally illiquid and some Investment Funds may not permit withdrawals or may make in-kind distributions of illiquid securities when the Fund desires to divest. Illiquid securities may be difficult to value. If the Fund is forced to sell an illiquid asset to meet redemption requests or other cash needs, the Fund may be forced to sell at a loss.

Money Market Funds Risk: The investments in money market funds are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. In addition, money market funds are exposed to market risk, credit risk and liquidity risk.

Additional risks associated with each type of investment are described within the respective security type notes. The Fund’s Prospectus includes a discussion of the principal risks of investing in the Fund.

10. Investment Transactions

The aggregate cost of purchases and proceeds of sales of investments in securities (excluding U.S. Treasury Obligations, U.S. Government Sponsored Agency Securities and other short-term debt securities with

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Notes to Consolidated Financial Statements (Continued)

For the Six-Months Ended September 30, 2018 (Unaudited)

maturities at the time of acquisition of one year or less (if applicable)), for the period ended September 30, 2018 were as follows:

Purchases		Sales
Long-Term	U.S Government	Long-Term	U.S Government
$4,610,414,435	$286,220,523	$4,041,651,052	$74,950,372

11. Income Tax Information

The Fund intends to qualify each tax year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). The Fund has adopted a tax year-end of October 31; therefore, the consolidated financial statements, unless otherwise indicated, reflect tax adjusted balances as of October 31, 2017. The Fund intends to distribute substantially all of its net investment income and all of its net realized short-term and long-term capital gain, if any, after giving effect to any available capital loss carryforwards for U.S. federal income tax purposes. Therefore, the Fund makes no provision for U.S. federal income or excise taxes.

The Fund’s policy is to declare and pay distributions from net investment income and from net realized short-term and long-term capital gain, if any, at least annually. All distributions are reinvested in additional shares of the Fund, at net asset value, unless the shareholder elects to receive cash distributions. Distributions to shareholders are recorded by the Fund on the ex-dividend date.

The Fund is subject to authoritative guidance related to the accounting and disclosure of uncertain tax positions under U.S. GAAP. This guidance sets forth a minimum threshold for the financial statement recognition of tax positions taken based on the technical merits of such positions. United States and non-U.S. tax rules (including the interpretation and application of tax laws) are subject to change. The Fund files tax returns and/or adopts certain tax positions in various jurisdictions. Non-U.S. taxes are provided for based on the Fund’s understanding of the prevailing tax rules of the non-U.S. markets in which they invest. Recently enacted tax rules, including interpretations of tax laws (e.g., regulations pertaining to the U.S. Foreign Account Tax Compliance Act) and proposed legislation currently under consideration in various jurisdictions, including the U.S., might affect the way the Fund and its investors are taxed prospectively and/or retroactively. Prior to the expiration of the relevant statutes of limitations, if any, the Fund is subject to examination by U.S. federal, state, local and non-U.S. jurisdictions with respect to the tax returns they have filed and the tax positions they have adopted. The Fund’s U.S. federal income tax returns are generally subject to examination by the Internal Revenue Service for a period of three years after they were filed. State, local and/or non-U.S. tax returns and/or other filings may be subject to examination for different periods, depending upon the tax rules of each applicable jurisdiction.

As of September 30, 2018, the approximate cost for U.S. federal income tax purposes and gross and net unrealized appreciation (depreciation) in value of investments, securities sold short, and derivatives were as follows:

Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$4,853,186,740	558,141,423	$(315,827,042)	242,314,381

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Notes to Consolidated Financial Statements (Continued)

For the Six-Months Ended September 30, 2018 (Unaudited)

12. Borrowings Under Credit Facility

The Fund has a secured revolving borrowing facility (the “Facility”) with State Street Bank and Trust Company (the “Bank”) in an aggregate principal amount of up to $60,000,000, subject to a maximum loan value of not more than 25% of the Fund’s NAV (the “Aggregate Commitment Amount”). Borrowings under the Facility are used primarily for bridge financing purposes and are secured by the assets of the Fund. Under the terms of the agreement, the Aggregate Commitment Amount may be terminated or reduced from time to time upon written notice from the Fund to the Bank. Outstanding borrowings bear interest at a rate equal to 1.25% plus the One-Month USD LIBOR Rate per annum (3.51% at September 30, 2018). A commitment fee is charged in the amount of 0.25% per annum as well as an upfront underwriting fee equal to 0.10% of the Commitment Amount per annum. Commitment fees accrued through the end of each calendar quarter are due no later than the 15th day of the immediately succeeding calendar month during the term of the Facility. Accrued interest is due no later than January 29, 2019, the termination date of the Facility at which time the Fund and the Bank can agree to extend the existing agreement. For the period ended September 30, 2018, the Fund made no borrowings under the Facility.

13. Subsequent Events

The Investment Adviser has evaluated the impact of subsequent events through the date of financial statement issuance, and determined there were no subsequent events outside the normal course of business requiring adjustment to or disclosure in the consolidated financial statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Shareholder Fee Example (Unaudited)

As a shareholder of the Multi-Strategy Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Actual Expenses

The actual expense example is based on an investment of $1,000 invested at the beginning of a six-month period and held through the six-month ended September 30, 2018. The first line in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The hypothetical expense example is based on an investment of $1,000 invested at the beginning of a six month period. The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return of the Fund. The hypothetical amount account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. You may pay brokerage commissions on your purchases and sales of Class I or Class Y Shares of the Fund, which are not reflected in this example. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 4/1/2018	Ending Account Value 9/30/2018	Expenses Paid During Period[1]	Annualized Expense Ratio
Class I
Actual	$1,000.00	$1,017.80	$14.01	2.77%
Hypothetical (assuming a 5% return before expenses)	$1,000.00	$1,011.18	$13.97	2.77%

Class D
Actual	$1,000.00	$1,016.00	$15.82	3.13%
Hypothetical (assuming a 5% return before expenses)	$1,000.00	$1,009.38	$15.77	3.13%

Class Y
Actual	$1,000.00	$1,017.90	$13.71	2.71%
Hypothetical (assuming a 5% return before expenses)	$1,000.00	$1,011.48	$13.67	2.71%

[1]	Expenses are calculated using the annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half-year period).

Blackstone Alternative Investment Funds and Subsidiaries

Supplemental Information

September 30, 2018 (Unaudited)

Management of the Fund

The Fund’s operations are managed by the Investment Adviser and the Sub-Advisers (defined below), under the direction and oversight of the Board. A majority of the Trustees are not “interested persons” (as defined in the 1940 Act) of the Fund or the Investment Adviser (the “Independent Trustees”). The Trustees and the Fund’s officers are subject to removal or replacement in accordance with Massachusetts law and the Trust’s Amended and Restated Declaration of Trust. The Trustees were elected by the initial shareholder of the Trust.

Sub-Advisers

During the period covered by this report, the Investment Adviser engaged the following entities as sub-advisers (each, a “Sub-Adviser”, and together, the “Sub-Advisers”) to provide investment management services to the Fund or to one or more Subsidiaries.

Discretionary Sub-Advisers:

•	Bayview Asset Management, LLC
•	Boussard & Gavaudan Investment Management, LLP
•	Caspian Capital LP
•	Cerberus Sub-Advisory I, LLC
•	Cerebellum Capital
•	D. E. Shaw Investment Management, L.L.C.
•	Emso Asset Management Limited
•	Endeavour Capital Advisors Inc.
•	Good Hill Partners LP
•	GSA Capital Partners LLP
•	H2O AM LLP
•	HealthCor Management, L.P.
•	IPM Informed Portfolio Management AB
•	Magnetar Asset Management LLC
•	Nephila Capital, Ltd.
•	NWI Management, L.P.
•	Sorin Capital Management, LLC
•	Two Sigma Advisers, LP
•	Waterfall Asset Management, LLC

Non-Discretionary Sub-Advisers:

•	Gracian Capital LLC (until July 3, 2018)

Compensation for Trustees

Each of the Independent Trustees is paid by the Fund Complex (as defined below) at a rate of $110,000 per fiscal year in the aggregate for their services to the Fund Complex (including the Subsidiaries). Mr. Coates (a Trustee being treated as an “interested person” (as defined in the 1940 Act) of the Fund due to his employment by Envestnet, Inc., which conducts business with certain Investee Funds and may conduct business with the Investment Adviser and its affiliates in the future) is paid by the Fund Complex at a rate of $95,000 per fiscal year in the aggregate for his services to the Fund Complex (excluding the Subsidiaries). The Chairpersons of the Board of Trustees and the Audit Committee are paid by the Fund Complex an additional $25,000 and $15,000, respectively, per fiscal year. These payments are allocated to the Fund and the other funds in the Fund Complex on the basis of assets under management. The Fund Complex pays for

Blackstone Alternative Investment Funds and Subsidiaries

Supplemental Information (Continued)

September 30, 2018 (Unaudited)

the Trustees’ travel expenses related to Board of Trustees meetings. The Trustees do not receive any pension or retirement benefits from the Fund Complex.

The following table sets forth information covering the total compensation payable by the Fund during the semi-annual period ended September 30, 2018 to the persons who serve, and who are expected to continue serving, as Trustees of the Fund during such period:

Name of Independent Trustee	Aggregate Compensation From BAMSF	Total Compensation From the Fund Complex[1]
John M. Brown	$60,108	$67,500
Peter M. Gilbert	$49,149	$55,000
Paul J. Lawler	$49,149	$55,000
Kristen M. Leopold	$55,725	$62,500

Name of Interested Trustee	Aggregate Compensation From BAMSF	Total Compensation From the Fund Complex[1]
Frank J. Coates	$41,649	$47,500
Peter Koffler	None	None

[1]

These amounts represent aggregate compensation for the services of each Trustee to each fund in the Fund Complex, for which each Trustee serves as trustee. For the purposes of this table, the “Fund Complex” consists of the Fund, the Blackstone Alternative Alpha Fund, the Blackstone Alternative Alpha Fund II, and Blackstone Alternative Alpha Master Fund.

Form N-Q Filings

The Fund files a complete schedule of the Fund’s portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov within 60 days after the Fund’s first and third fiscal quarters. Holdings and allocations shown on any Form N-Q are as of the date indicated in the filing and may not be representative of future investments. Holdings and allocations should not be considered research or investment advice and should not be relied upon in making investment decisions.

Proxy Voting Policies

A description of the policies and procedures used to vote proxies related to the Fund’s portfolio securities and information regarding how the Fund voted proxies relating to its portfolio securities during the 12-month period ended June 30, 2018 will be available (1) without charge, upon request, by calling toll free, 1-855-890-7725 and (2) on the SEC’s website at http://www.sec.gov.

Board Approval of the Sub-Advisory Agreements

At meetings of the Board held in person on May 8-9, 2018 and August 14-15, 2018, the Board, including the Independent Trustees, considered and approved investment sub-advisory agreements for the Fund (“Amended and Restated Sub-Advisory Agreements” and “Continued Sub-Advisory Agreements,” together the “Sub-Advisory Agreements”) between BAIA and each of the following sub-advisers (“Sub-Advisers”):

Continued Sub-Advisory Agreements (approved at May meeting)

•	Two Sigma Advisers, LP
•	Caspian Capital LP

Blackstone Alternative Investment Funds and Subsidiaries

Supplemental Information (Continued)

September 30, 2018 (Unaudited)

•	Good Hill Partners LP
•	Nephila Capital, Ltd.

Amended and Restated Sub-Advisory Agreements (approved at May meeting)

•	IPM Informed Portfolio Management AB
•	Magnetar Asset Management LLC

Continued Sub-Advisory Agreements (approved at August meeting)

•	Emso Asset Management Limited
•	Bayview Asset Management, LLC
•	IPM Informed Portfolio Management AB

Amended and Restated Sub-Advisory Agreement (approved at August meeting)

•	D. E. Shaw Investment Management, L.L.C.

The Board noted that BAIA and the Fund would rely on an exemptive order from the SEC that permitted the Fund to add or replace discretionary or non-discretionary sub-advisers without a shareholder vote, provided that the Board, including a majority of Independent Trustees, approves the new sub-advisers and certain other conditions are met. The Independent Trustees were assisted in their review of the applicable sub-advisory arrangements by their independent legal counsel, and that prior to the meetings, the Board received materials prepared by their independent legal counsel regarding the relevant factors to consider in connection with the approval of the Sub-Advisory Agreements between BAIA and each of the Sub-Advisers. The Board requested and evaluated all the information it deemed reasonably necessary under the circumstances in connection with the approval of the Sub-Advisory Agreements. Prior to the meetings, the Board had requested and received materials prepared by BAIA relating to each Sub-Adviser.

The information the Board received in connection with the consideration of the Sub-Advisory Agreements for each of the existing Sub-Advisers included, as applicable:

(1)

summary information regarding the investment thesis, strengths, performance and positioning; a firm-wide risk evaluation and a strategy risk evaluation; an assessment of business infrastructure, valuation, liquidity, trade execution, and allocation, and compliance; and a summary of the key terms of the Sub-Advisory Agreement;

(2)	a Sub-Adviser Tear Sheet which covered in greater detail the Sub-Adviser’s performance, returns and investment exposures;
(3)

a Back Office Review, which covered, among other things, information regarding the Sub-Adviser’s product offerings and personnel, business viability, related entities, product and operational complexity, valuation, internal controls, counterparties, service providers, and regulatory and compliance infrastructure.

Prior to the meetings, the Board also received each Sub-Adviser’s responses to information requests under Section 15(c) of the 1940 Act by which the Board requested information about, among other things: (i) general financial information; (ii) any material business dealings with Blackstone and the Fund’s service providers; (iii) the Sub-Adviser’s business plan for the Fund for the coming year; (iv) costs, fees, other benefits, and profitability; and (v) risk management and regulatory compliance matters. Additionally, for each newly proposed discretionary Sub-Adviser, the Board received a copy of the Sub-Adviser’s compliance program under Rule 38a-1 of the 1940 Act, including its code of ethics.

Blackstone Alternative Investment Funds and Subsidiaries

Supplemental Information (Continued)

September 30, 2018 (Unaudited)

With respect to the Amended and Restated Sub-Advisory Agreement with IPM Informed Portfolio Management AB (“IPM”) approved in May 2018 and the Amended and Restated Sub-Advisory Agreement with D. E. Shaw Investment Management, L.L.C. (“D. E. Shaw”) approved in August 2018, the Board also reviewed the proposed changes against the sub-advisory agreements approved at the August 15-16, 2017 meeting.

At the meetings, there was discussion regarding the materials that had been provided to the Board, the terms of the Sub-Advisory Agreements, and other relevant considerations. Additionally, the Board (and separately, the Independent Trustees) conferred with their independent legal counsel to consider the information provided. In evaluating the Sub-Advisory Agreements, the Board took into account the fact that the compensation paid to the Sub-Advisers would be paid by BAIA from the investment management fee it receives from the Fund and would not increase the fees or expenses otherwise incurred by the Fund or its shareholders. In the case of the Amended and Restated Sub-Advisory Agreements with IPM, the Board also took into account its most recent consideration and approval of the agreement with the Sub-Adviser, and the fact that the proposed changes to the agreement were not expected to result in any changes in the nature, extent or quality of the services provided to the Fund.

Following this discussion, the Board, including the Independent Trustees, determined to approve the Continued Sub-Advisory Agreements and Amended and Restated Sub-Advisory Agreements on the basis of the following factors, among others, for each Sub-Adviser:

Nature, Extent, and Quality of the Services

The Board discussed and considered with respect to each Sub-Adviser:

(1)	personnel, operations, and financial condition;
(2)	investment expertise and strengths;
(3)	percentage of assets that are or potentially would be allocated to the Sub-Adviser;
(4)

investment return on other assets that are managed by the Sub-Adviser and related investment risks or the potential investment return and related investment risks and the extent to which these matters might be relevant to the Sub-Adviser’s management of assets of the Fund;

(5)	the Sub-Adviser’s experience and performance as a hedge fund manager and the extent to which the Sub-Adviser’s strategy for the Fund would overlap with its hedge fund strategy;
(6)	where applicable, the Sub-Adviser’s experience and performance as a Sub-Adviser to the Fund since its inception; and
(7)	the experience and depth of the Sub-Adviser’s portfolio management team managing hedge funds and other products and its ability to manage risk.

Where applicable, the Board also considered information about the experience of BAIA’s affiliates (if any) in investing in hedge funds managed by the Sub-Adviser. The Board concluded that the nature, extent, and quality of the sub-advisory services to be provided by each Sub-Adviser were appropriate and thus supported a decision to approve or continue the Sub-Advisory Agreements.

Investment Performance of the Sub-Advisers

The Board considered the investment performance of the Sub-Advisers. Where applicable, the Board considered information about the recent performance record of the Fund’s assets that are managed by each Sub-Adviser (net of trading expenses but gross of investment management fees and Fund operating expenses) over various periods, including in many cases the year-to-date period, the fiscal year ended March 31, 2018, and inception-to-date period, all as compared to the investment returns of (i) a custom index defined by

Blackstone Alternative Investment Funds and Subsidiaries

Supplemental Information (Continued)

September 30, 2018 (Unaudited)

BAIA and (ii) in the case of certain Sub-Advisers, the Sub-Adviser’s hedge fund strategy. In addition, the Board considered information about performance risk measurements of the assets that are managed by the Sub-Adviser, the custom index and the Sub-Adviser’s hedge fund strategy, such as annualized return, standard deviation (which is a common measure of volatility), Sharpe ratio, and alpha and beta statistics (where available). On the basis of the Board’s assessment, while recognizing that there can be no assurance of any particular investment outcome, the Board concluded that the investment performance generated by the Sub-Advisers was generally satisfactory and that the Sub-Advisers were capable of providing reasonable investment performance to the Fund.

Costs of Services and Profitability

In analyzing the cost of services and profitability of each Sub-Adviser, the Board discussed (i) the Sub-Adviser’s sub-advisory fee for managing the allocated Fund assets, including any breakpoints or discount period, (ii) the Sub-Adviser’s resources devoted to the Fund; and (iii) any information provided in response to inquiries regarding the profitability to the Sub-Adviser from providing sub-advisory services to the Fund. The Board considered the specific resources that the Sub-Adviser devoted to the Fund for investment analysis, risk management, compliance, and order execution, and the extent to which each Sub-Adviser’s investment process is scalable.

The Board noted that the compensation paid to each Sub-Adviser was paid by BAIA, not the Fund, and, accordingly, that the retention of each Sub-Adviser did not increase the fees or expenses otherwise incurred by shareholders of the Fund. It further noted that the terms of each Sub-Adviser’s Sub-Advisory Agreement were the result of separate arm’s-length negotiations between BAIA and the Sub-Adviser. The Board considered information comparing the sub-advisory fee to the fees that each Sub-Adviser charges for providing investment advisory services to certain other clients. The Board also considered information regarding the impact that retaining the Sub-Advisers as sub-advisers to the Fund has or would have on BAIA’s profitability, as well as information about the blended average of all sub-advisory fees that BAIA pays the Sub-Advisers based on allocations of Fund assets among the Sub-Advisers. The Board concluded that the level of investment sub-advisory fees was appropriate in light of the services to be provided.

Economies of Scale

The Board discussed various financial and economic considerations relating to the arrangement with each Sub-Adviser, including economies of scale and the current and proposed breakpoints in the sub-advisory fees for certain Sub-Advisers. The Board concluded that the sub-advisory fees, with the current breakpoints in place, if any, reflected the complexity of the operations of each Sub-Adviser’s portfolio within the Fund and were reasonable in light of the current and anticipated sizes of the portfolios. The Board noted that it would have the opportunity to periodically re-examine whether the Fund had achieved economies of scale, as well as the appropriateness of sub-advisory fees payable to each Sub-Adviser, with respect to different asset sizes of the portfolio, in the future. The Board also noted that although not directly related to the sub-advisory fees payable to the Sub-Advisers, certain Fund expenses were subject to an expense cap, an undertaking by BAIA intended to limit the Fund’s overall expenses at smaller asset levels, although the Fund’s expenses were sufficiently limited such that the expense cap did not currently apply.

Other Benefits

The Board discussed other potential benefits that each Sub-Adviser might receive from the Fund, including soft dollar arrangements, receipt of brokerage and research services, and the opportunity to offer additional products and services to the Fund’s shareholders or BAIA. The Board noted that each Sub-Adviser benefited from its relationship with BAIA. The Board concluded that other ancillary or “fall out” benefits derived by

Blackstone Alternative Investment Funds and Subsidiaries

Supplemental Information (Continued)

September 30, 2018 (Unaudited)

each Sub-Adviser from its relationship with BAIA or the Fund, to the extent such benefits were identifiable or determinable, were reasonable and fair, resulted from the provision of appropriate services to the Fund and its shareholders, and were consistent with industry practice and the best interests of the Fund and its shareholders.

Other Considerations

The Board reviewed and considered certain terms and conditions of each Sub-Adviser’s Sub-Advisory Agreement. After discussion, the Board concluded that the terms of each Sub-Adviser’s Sub-Advisory Agreement were reasonable and fair. It was noted that the Board would have the opportunity to periodically re-examine the terms of each Sub-Adviser’s Sub-Advisory Agreement in the future.

Conclusion

The Board, including the Independent Trustees, concluded that the fees payable under each of the Sub-Advisory Agreements were fair and reasonable with respect to the services that each Sub-Adviser would provide to the Fund and in light of the other factors described above that the Board deemed relevant. The Board noted that both BAIA and the Board had previously determined that each Sub-Adviser’s compliance program was reasonably designed to prevent the violation of federal securities laws within the meaning of Rule 38a-1 under the 1940 Act and that each Sub-Adviser’s code of ethics was reasonably designed to prevent “access persons” (as defined in Rule 17j-1 under the 1940 Act) from engaging in any act, practice, or course of business prohibited by Rule 17j-1 under the 1940 Act. The Board based its approval or continuation of each Sub-Adviser’s Sub-Advisory Agreement on a comprehensive consideration of all relevant information presented to the Board at its meetings throughout the year, as applicable, and not as a result of any single controlling factor. The Board was assisted by the advice of independent legal counsel in approving each Sub-Adviser’s Sub-Advisory Agreement.

Additional Information

The Fund’s Statement of Additional Information includes additional information about the Trustees. The Statement of Additional Information is available upon request, without charge, by calling toll free 1-855-890-7725.

Copies of this annual shareholder report are available upon request to prior shareholders of the Blackstone Alternative Multi-Strategy Fund, without charge, by calling toll free 1-855-890-7725.

Blackstone

Blackstone Registered Funds

Privacy Notice

Rev May, 2016

FACTS	WHAT DO BLACKSTONE REGISTERED FUNDS DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

∎   Social Security number and income

∎   Assets and investment experience

∎   Risk tolerance and transaction history

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Blackstone Registered Funds (as defined below) choose to share; and whether you can limit this sharing.

Reasons we can share your personal information	Do Blackstone Registered Funds share?	Can you limit this sharing?

For our everyday business purposes— such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No

For our marketing purposes— to offer our products and services to you	Yes	No

For joint marketing with other financial companies	No	We don’t share

For our affiliates’ everyday business purposes— information about your transactions and experiences	No	We don’t share

For our affiliates’ everyday business purposes— information about your creditworthiness	No	We don’t share

For our affiliates to market to you	No	We don’t share

For nonaffiliates to market to you	No	We don’t share

Questions?	Email us at GLB.privacy@blackstone.com

Who we are
Who is providing this notice?	Blackstone Registered Funds include Blackstone Alternative Alpha Fund, Blackstone Alternative Alpha Fund II, Blackstone Real Estate Income Fund, Blackstone Real Estate Income Fund II, Blackstone Alternative Investment Funds, on behalf of its series Blackstone Alternative Multi-Strategy Fund, Blackstone Diversified Multi-Strategy Fund, a sub-fund of Blackstone Alternative Investment Funds plc, and the GSO Funds, consisting of Blackstone / GSO Senior Floating Rate Term Fund, Blackstone / GSO Long-Short Credit Income Fund and Blackstone / GSO Strategic Income Fund
What we do
How do Blackstone Registered Funds protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.
How do Blackstone Registered Funds collect my personal information?

We collect your personal information, for example, when you:

∎   open an account or give us your income information

∎   provide employment information or give us your contact information

∎   tell us about your investment or retirement portfolio

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

∎   sharing for affiliates’ everyday business purposes— information about your creditworthiness

∎   affiliates from using your information to market to you

∎   sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.

What happens when I limit sharing for an account I hold jointly with someone else?	Your choices will apply to everyone on your account—unless you tell us otherwise.
Definitions
Affiliates

Companies related by common ownership or control. They can be financial and nonfinancial companies.

∎   Our affiliates include companies with a Blackstone name and financial companies such as GSO Capital Partners LP and Strategic Partners Fund Solutions.

Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ∎ Blackstone Registered Funds do not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ∎ Our joint marketing partners include financial services companies.
Other important information

California Residents—In accordance with California law, we will not share information we collect about California residents with nonaffiliates except as permitted by law, such as with the consent of the customer or to service the customer’s accounts. We will also limit the sharing of information about you with our affiliates to the extent required by applicable California law.

Vermont Residents—In accordance with Vermont law, we will not share information we collect about Vermont residents with nonaffiliates except as permitted by law, such as with the consent of the customer or to service the customer’s accounts. We will not share creditworthiness information about Vermont residents among Blackstone Registered Funds’ affiliates except with the authorization or consent of the Vermont resident.

Blackstone Alternative Multi-Strategy Fund

a series of Blackstone Alternative Investment Funds

Trustees

John M. Brown, Chairman

Frank J. Coates

Paul J. Lawler

Kristen M. Leopold

Peter Koffler

Peter M. Gilbert

Investment Adviser

Blackstone Alternative Investment Advisors LLC

345 Park Avenue

New York, New York 10154

Administrator and Custodian

State Street Bank and Trust Company

One Lincoln Street

Boston, MA 02111

Transfer Agent

State Street Bank and Trust Company

One Lincoln Street

Boston, MA 02111

Officers

Brian F. Gavin, President and Principal Executive Officer

Arthur Liao, Treasurer and Principal Financial and Accounting Officer

James Hannigan, Chief Legal Officer, Chief Compliance Officer and

Natasha Kulkarni, Secretary

Cyrus B. Richardson, Anti-Money Laundering Officer

Independent Registered Public

Accounting Firm

Deloitte & Touche LLP

30 Rockefeller Plaza

New York, New York 10112

Legal Counsel

Ropes & Gray LLP

Prudential Tower

800 Boylston Street

Boston, Massachusetts 02199-3600

This report, including the financial information herein, is transmitted to the shareholders of Blackstone Alternative Multi-Strategy Fund for their information. It is not a prospectus or representation intended for use in the purchase of shares of the Fund or any securities mentioned in this report.

You can find the Fund’s prospectus and other information about the Fund, including the Fund’s statement of additional information, on the Fund’s website at www.bxmix.com. You can also get this information at no cost by calling the Fund at 1-855-890-7725.

Item 2.	Code of Ethics.

Not applicable to this semi-annual report.

Item 3.	Audit Committee Financial Expert.

Not applicable to this semi-annual report.

Item 4.	Principal Accountant Fees and Services.

Not applicable to this semi-annual report.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Investments.

(a) The registrant’s Consolidated Schedule of Investments as of the close of the reporting period is included in the Report to Shareholders filed under Item 1 of this form.

(b) Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Investment Management Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to procedures by which the shareholders may recommend nominees to the registrant’s Board of Trustees.

Item 11.	Controls and Procedures.

(a)

The registrant’s principal executive officer and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”), are effective as of the date within 90 days of the filing date of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

(a) Not applicable.

(b) Not applicable.

Item 13.	Exhibits.

(a)(1)	Not applicable to this semi-annual report.

(2)	Certifications pursuant to Rule 30a-2(a) are attached hereto.

(3)	Not applicable.

(4)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Blackstone Alternative Investment Funds

By (Signature and Title)	/s/ Brian F. Gavin
Brian F. Gavin, President (Principal Executive Officer)

Date November 21, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Brian F. Gavin
Brian F. Gavin, President (Principal Executive Officer)

Date November 21, 2018

By (Signature and Title)	/s/ Arthur Liao
Arthur Liao, Treasurer (Principal Financial and Accounting Officer)

Date November 21, 2018